UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-21977

                                 PowerShares Exchange-Traded Fund Trust II

    (Exact name of registrant as specified in charter)

3500 Lacey Road

                                             Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Andrew Schlossberg

President

3500 Lacey Road

                                             Downers Grove, IL 06515

(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-983-0903

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The schedule of investments for the nine month period ended July 31, 2014 is set for the below.

Schedule of Investments

PowerShares DWA Developed Markets Momentum Portfolio (PIZ)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Australia - 4.6%
201,067	Caltex Australia Ltd.	$4,619,089
1,220,529	Challenger Ltd.	9,168,583
268,361	Crown Resorts Ltd.	4,059,286
257,713	Ramsay Health Care Ltd.	11,594,037

		29,440,995

	Belgium - 1.8%
59,476	Anheuser-Busch InBev NV	6,444,300
90,583	KBC Groep NV(a)	4,929,207

		11,373,507

	Canada - 9.2%
95,854	Canadian National Railway Co.	6,417,855
28,247	Canadian Pacific Railway Ltd.	5,379,553
55,755	Constellation Software, Inc	13,264,635
68,846	Dollarama, Inc.	5,675,771
109,071	Keyera Corp.	8,177,445
198,381	Open Text Corp.	11,050,222
115,774	Pembina Pipeline Corp.	4,857,903
135,043	Peyto Exploration & Development Corp.	4,546,297

		59,369,681

	China - 1.4%
1,283,854	ENN Energy Holdings Ltd.	9,111,163

	Denmark - 8.5%
105,250	Coloplast A/S, Class B	8,914,081
491,943	GN Store Nord A/S	12,572,720
224,963	Novo Nordisk A/S, Class B	10,412,785
126,467	Novozymes A/S, Class B	6,264,563
160,281	Topdanmark A/S(a)	4,950,709
253,753	Vestas Wind Systems A/S(a)	11,472,124

		54,586,982

	Finland - 1.5%
631,341	Nokia Oyj	5,009,275
99,308	Sampo Oyj, Class A	4,942,918

		9,952,193

	France - 8.2%
22,157	Bollore SA	13,677,215
296,618	Credit Agricole SA	4,016,375
45,892	Iliad SA	12,649,123
46,171	Publicis Groupe SA	3,357,570
95,178	Safran SA	5,589,949
38,296	Sodexo	3,817,897
34,948	Wendel SA	4,585,328
157,876	Zodiac Aerospace	4,937,691

		52,631,148

	Germany - 8.2%
36,688	BASF SE	3,811,235
50,185	Continental AG	10,851,043
37,831	Fielmann AG	4,779,341

212,391	Freenet AG	$5,626,749
19,288	Linde AG	3,945,944
83,139	Symrise AG	4,361,721
140,100	United Internet AG	5,614,242
22,331	Volkswagen AG (Preference Shares)	5,215,359
242,059	Wirecard AG	9,011,822

		53,217,456

	Hong Kong - 1.7%
3,620,499	China Gas Holdings Ltd.	7,016,715
1,387,272	Techtronic Industries Co.	4,188,640

		11,205,355

	Ireland - 1.7%
64,331	Kerry Group PLC, Class A	4,777,157
75,751	Shire PLC	6,255,118

		11,032,275

	Italy - 0.6%
94,731	EXOR SpA	3,637,728

	Japan - 2.9%
179,109	Seiko Epson Corp.	7,820,289
53,749	Shimano, Inc.	6,324,334
118,968	Sysmex Corp.	4,673,805

		18,818,428

	Norway - 1.4%
168,265	Telenor ASA	3,871,293
190,361	TGS Nopec Geophysical Co. ASA	5,410,344

		9,281,637

	Singapore - 1.7%
1,888,507	ComfortDelGro Corp. Ltd.	3,919,728
3,951,484	Ezion Holdings Ltd.	6,808,263

		10,727,991

	Spain - 2.5%
117,008	Grifols SA	5,294,749
214,390	Industria de Diseno Textil, SA (Inditex)	6,269,192
54,836	Red Electrica Corp. SA	4,710,391

		16,274,332

	Sweden - 3.4%
97,019	Assa Abloy AB, Class B	4,776,527
287,734	Hexagon AB, Class B	8,937,068
327,581	Swedbank AB, Class A	8,410,155

		22,123,750

	Switzerland - 9.5%
200,029	ABB Ltd.	4,615,208
6,053	Barry Callebaut AG	7,462,238
11,089	Bucher Industries AG	3,344,505
86,099	Compagnie Financiere Richemont SA	8,204,639
14,491	EMS-Chemie Holding AG	6,263,019
17,059	Flughafen Zuerich AG	10,637,252
4,776	Galenica AG	4,306,961
17,653	Geberit AG	5,932,868
41,659	Sonova Holding AG	6,482,732
38,005	Swatch Group AG (The)	3,813,875

		61,063,297

	United Kingdom - 31.1%
608,779	Ashtead Group PLC	9,183,404
100,047	Associated British Foods PLC	4,692,300
547,636	Babcock International Group PLC	10,151,817
713,518	BT Group PLC	4,679,995
215,176	Capita PLC	4,366,644
931,901	Carphone Warehouse Group PLC	5,265,929
328,116	Compass Group PLC	5,359,544

Schedule of Investments

96,650	Derwent London PLC REIT	$4,366,540
1,248,550	GKN PLC	7,217,539
457,892	Halma PLC	4,352,321
281,025	IMI PLC	6,723,018
934,475	Inchcape PLC	10,144,441
162,954	InterContinental Hotels Group PLC	6,630,275
2,722,656	ITV PLC	9,593,226
348,903	John Wood Group PLC	4,417,896
73,051	Johnson Matthey PLC	3,649,393
718,216	Kingfisher PLC	3,644,966
2,046,485	Legal & General Group PLC	8,098,706
123,068	London Stock Exchange Group PLC	4,026,692
409,314	Mondi PLC	7,207,595
80,839	Next PLC	9,239,726
1,148,249	Ocado Group PLC(a)	6,517,533
1,482,945	Old Mutual PLC	4,902,157
231,573	Persimmon PLC	4,898,786
225,977	Prudential PLC	5,217,243
197,567	SABMiller PLC	10,800,422
141,979	Spectris PLC	4,573,535
91,253	Spirax-Sarco Engineering PLC	4,196,659
369,571	St. James’s Place PLC	4,532,971
286,909	Travis Perkins PLC	8,113,504
191,367	Weir Group PLC (The)	8,293,587
70,710	Whitbread PLC	5,136,906

		200,195,270

	Total Investments (Cost $607,514,213)(b)-99.9%	644,043,188
	Other assets less liabilities-0.1%	561,272

	Net Assets-100.0%	$644,604,460

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $609,486,569. The net unrealized appreciation was $34,556,619, which consisted of aggregate gross unrealized appreciation of $55,172,112 and aggregate gross unrealized depreciation of $20,615,493.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares DWA Emerging Markets Momentum Portfolio (PIE)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.8%
	Argentina - 1.5%
142,884	Grupo Financiero Galicia SA ADR	$2,303,290
70,777	YPF SA ADR	2,504,090

		4,807,380

	Brazil - 8.7%
287,000	CCR SA	2,259,623
191,000	Cetip SA - Mercados Organizados	2,675,467
99,500	Cia de Saneamento de Minas Gerais-Copasa MG	1,631,328
242,700	Cielo SA	4,445,055
243,900	Equatorial Energia SA	2,723,276
409,100	Estacio Participacoes SA	5,082,380
210,500	Localiza Rent A Car SA	3,355,514
172,000	Qualicorp SA(a)	1,992,586
136,300	Sao Martinho SA	2,284,599
199,600	WEG SA	2,396,010

		28,845,838

	China - 5.3%
686,590	China Finance Online Co. Ltd. ADR(a)	2,773,823
49,668	Ctrip.com International Ltd. ADR(a)	3,180,242
4,298,527	Huadian Power International Co., H-Shares	2,648,559
1,983,189	Lenovo Group Ltd.	2,716,212
5,040,599	Sinotrans Ltd., H-Shares	3,124,051
369,884	Tsingtao Brewery Co. Ltd., H-Shares	3,025,565

		17,468,452

	India - 2.0%
52,838	HDFC Bank Ltd. ADR	2,504,521
105,920	Tata Motors Ltd. ADR	4,164,775

		6,669,296

	Indonesia - 2.8%
2,016,231	PT Bank Central Asia Tbk	2,020,149
48,141,499	PT Kalbe Farma Tbk	7,193,677

		9,213,826

	Japan - 0.4%
137,087	Toray Chemical Korea, Inc.(a)	1,473,767

	Malaysia - 5.5%
1,013,400	Axiata Group Bhd	2,205,178
2,283,400	BIMB Holdings Bhd	3,100,737
7,391,106	Dialog Group Bhd	4,301,457
537,800	Genting Plantations Bhd	1,854,367
6,359,000	Perisai Petroleum Teknologi Bhd(a)	3,030,531
237,400	Petronas Gas Bhd	1,744,103
886,900	Telekom Malaysia Bhd	1,731,619

		17,967,992

	Mexico - 3.1%
2,349,165	Cemex SAB de CV, Series CPO(a)	2,952,211
295,444	Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,986,371

182,472	Grupo Aeroportuario del Sureste SAB de CV, Class B	$2,266,939
530,122	Grupo Carso SAB de CV, Series A1	2,999,338

		10,204,859

	Panama - 1.3%
28,482	Copa Holdings SA, Class A	4,325,561

	Philippines - 6.2%
1,893,225	International Container Terminal Services, Inc.	4,925,464
18,604,514	Megaworld Corp.	1,813,869
794,250	Semirara Mining Corp.	6,378,879
1,969,832	Universal Robina Corp.	7,351,322

		20,469,534

	South Africa - 13.8%
217,931	Aspen Pharmacare Holdings Ltd.	5,894,705
767,381	Coronation Fund Managers Ltd.	7,000,817
156,574	Distell Group Ltd.	1,984,552
723,313	EOH Holdings Ltd.	6,351,575
554,550	FirstRand Ltd.	2,233,340
370,282	Mediclinic International Ltd.	2,948,367
45,072	Naspers Ltd., Class N	5,539,086
797,170	Netcare Ltd.	2,294,550
100,084	Omnia Holdings Ltd.	2,162,464
247,526	Pioneer Foods Ltd.	2,711,664
436,362	RMB Holdings Ltd.	2,273,732
353,070	Sanlam Ltd.	2,005,174
414,571	Steinhoff International Holdings Ltd.	2,073,532

		45,473,558

	South Korea - 21.2%
6,618	Amorepacific Group, Inc.	5,694,838
23,866	CJ Corp.	3,374,406
26,063	Coway Co. Ltd.	2,245,458
131,081	Daesang Corp.	6,519,177
46,812	Dongbu Insurance Co. Ltd.	2,668,856
85,746	Hanssem Co. Ltd.	7,797,567
49,077	Hotel Shilla Co. Ltd.	5,211,691
130,003	Hyundai Greenfood Co. Ltd.	2,105,901
39,494	Hyundai Motor Co. (2nd Preference Shares)	6,601,795
61,410	iMarketKorea, Inc.	1,898,514
3,624	KCC Corp.	2,138,348
28,163	KEPCO Plant Service & Engineering Co. Ltd.	2,023,146
13,104	LG Hausys Ltd.	2,405,971
12,618	LG Innotek Co. Ltd.(a)	1,528,906
6,231	Naver Corp.	4,409,519
6,100	Ottogi Corp.	3,155,012
22,644	SK C&C Co. Ltd.	3,691,317
47,356	SK Hynix, Inc.(a)	2,057,329
105,991	Youngone Corp.	4,434,123

		69,961,874

	Taiwan - 16.5%
369,955	Advanced Semiconductor Engineering, Inc. ADR	2,216,030
1,661,000	Advanced Semiconductor Engineering, Inc.	1,977,658
458,000	Advantech Co. Ltd.	3,550,818
2,820,700	China Life Insurance Co. Ltd.	2,691,894
307,000	China Steel Chemical Corp.	1,940,774
288,000	Delta Electronics, Inc.	1,969,851
2,806,000	E.Sun Financial Holding Co. Ltd.	1,873,556
314,000	Hotai Motor Co. Ltd.	4,065,254
3,867,000	Inotera Memories, Inc.(a)	6,546,964

Schedule of Investments

2,181,000	Inventec Corp.	$1,932,702
518,000	Kung Long Batteries Industrial Co. Ltd.	1,846,952
40,000	Largan Precision Co. Ltd.	3,098,363
285,000	President Chain Store Corp.	2,263,945
2,166,000	Standard Foods Corp.	6,176,351
92,814	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,856,280
1,683,000	Teco Electric and Machinery Co. Ltd.	2,130,500
1,941,000	Ton Yi Industrial Corp.	1,796,361
532,000	Yulon Nissan Motor Co. Ltd.	6,622,394

		54,556,647

	Thailand - 8.4%
2,600,410	Bangchak Petroleum PCL (The) NVDR	2,328,302
9,859,192	Bangkok Dusit Medical Services PCL NVDR	5,219,753
1,465,626	Bangkok Life Assurance PCL NVDR	4,244,884
824,501	Bumrungrad Hospital PCL	3,094,126
61,900	Bumrungrad Hospital PCL NVDR	232,294
2,357,031	Central Pattana PCL	3,505,083
150,932	Central Pattana PCL NVDR	224,447
5,197,484	Charoen Pokphand Foods PCL	4,329,888
132,711	Charoen Pokphand Foods PCL NVDR	110,558
955,768	Thai Union Frozen Products PCL	1,946,704
35,200	Thai Union Frozen Products PCL NVDR	71,695
698,160	Total Access Communication PCL NVDR	2,236,864

		27,544,598

	Turkey - 2.5%
1,224,956	Aselsan Elektronik Sanayi Ve Ticaret AS	5,334,536
355,341	Tav Havalimanlari Holding AS	2,919,074

		8,253,610

	United States - 0.6%
38,484	Halla Visteon Climate Control Corp.	1,906,535

	Total Investments (Cost $289,870,538)(b)-99.8%	329,143,327
	Other assets less liabilities-0.2%	702,972

	Net Assets-100.0%	$329,846,299

Investment Abbreviations:

ADR - American Depositary Receipt

NVDR - Non-voting Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $291,756,524. The net unrealized appreciation was $37,386,803, which consisted of aggregate gross unrealized appreciation of $45,415,077 and aggregate gross unrealized depreciation of $8,028,274.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Emerging Markets Infrastructure Portfolio (PXR)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Bahamas - 0.4%
52,256	LSR Group OJSC GDR	$178,350

	Brazil - 7.0%
52,401	Cia Siderurgica Nacional SA ADR(a)	260,433
62,110	Gerdau SA ADR	365,207
60,800	Iochpe-Maxion SA	446,763
169,400	Magnesita Refratarios SA	335,675
641,358	PT Vale Indonesia Tbk	219,399
89,342	Vale SA ADR	1,282,058
19,580	WEG SA	235,039

		3,144,574

	Chile - 0.7%
22,510	CAP SA	304,043

	China - 27.0%
1,023,352	Angang Steel Co. Ltd., H-Shares	761,360
401,190	Anhui Conch Cement Co. Ltd., H-Shares	1,509,970
1,102,189	BBMG Corp. H-Shares	856,507
1,367,190	China Communications Construction Co. Ltd., H-Shares	1,038,116
227,583	China Machinery Engineering Corp., H- Shares	137,772
1,237,501	China Molybdenum Co. Ltd., H-Shares	819,140
199,523	China National Building Material Co. Ltd., H-Shares	199,854
531,953	China Railway Construction Corp. Ltd., H- Shares	511,810
1,178,871	China Railway Group Ltd., H-Shares	635,619
719,779	CSG Holding Co. Ltd., Class B	530,371
320,428	Dongfang Electric Corp. Ltd., H-Shares	552,832
378,733	First Tractor Co. Ltd., H-Shares	284,128
407,642	Guangzhou Shipyard International Co. Ltd., H-Shares	722,052
638,734	Harbin Electric Co. Ltd., H-Shares	427,885
1,539,059	Hunan Non-Ferrous Metal Corp. Ltd., H- Shares(b)	528,241
428,428	Jiangxi Copper Co. Ltd., H-Shares	816,146
1,778,538	Lonking Holdings Ltd.	320,774
2,576,000	Metallurgical Corp. of China Ltd., H-Shares	559,245
870,190	Shanghai Electric Group Co. Ltd., H-Shares	388,495
401,523	Xinjiang Goldwind Science & Technology Co. Ltd., H-Shares	457,616

		12,057,933

	Cyprus - 0.2%
5,799	Novolipetsk Steel OJSC GDR	77,094

	France - 2.4%
15,180	Alstom SA(b)	546,159
4,502	Areva SA(b)	93,529

824	Konya Cimento Sanayii AS	$102,070
110,224	Lafarge Malaysia Bhd	336,259

		1,078,017

	Germany - 0.4%
91,592	PT Indocement Tunggal Prakarsa Tbk	197,385

	Hong Kong - 0.5%
105,678	PT United Tractors Tbk	209,028

	India - 0.8%
15,414	Larsen & Toubro Ltd. GDR	376,910

	Indonesia - 4.5%
1,026,122	PT Aneka Tambang (Persero) Tbk	110,680
2,926,200	PT Inovisi Infracom Tbk(b)	381,651
1,967,300	PT Pembangunan Perumahan Persero Tbk	383,444
200,876	PT Semen Indonesia (Persero) Tbk	287,585
533,436	PT Tower Bersama Infrastructure Tbk	375,867
2,028,389	PT Wijaya Karya Persero Tbk	463,672

		2,002,899

	Israel - 0.7%
6,965	Caesarstone Sdot-Yam Ltd.(b)	302,002

	Japan - 0.9%
20,958	Mahindra & Mahindra Ltd. GDR	414,152

	Malaysia - 5.6%
893,574	Dialog Group Bhd	520,040
512,984	Gamuda Bhd	767,229
298,107	IJM Corp. Bhd	622,865
227,800	Sunway Bhd	228,798
563,880	WCT Holdings Bhd	381,095

		2,520,027

	Mexico - 7.3%
84,209	Cemex SAB de CV ADR(b)	1,057,665
533,381	Empresas ICA SAB de CV(b)	944,794
31,653	Grupo Carso SAB de CV, Series A1	179,087
78,628	Promotora y Operadora de Infraestructura SAB de CV(b)	1,060,138

		3,241,684

	Philippines - 0.8%
3,217,669	Metro Pacific Investments Corp.	369,211

	Russia - 2.8%
36,991	Magnitogorsk Iron & Steel Works GDR(b)	90,417
136,951	Mechel ADR(a)(b)	258,838
39,486	MMC Norilsk Nickel OJSC ADR	772,088
12,159	Severstal OAO GDR	116,672

		1,238,015

	Singapore - 1.1%
903,832	Midas Holdings Ltd.	316,052
57,010	SembCorp Marine Ltd.	188,994

		505,046

	South Africa - 9.0%
29,961	African Rainbow Minerals Ltd.	555,142
10,771	Assore Ltd.	357,519
305,061	Aveng Ltd.(b)	692,020
364,832	Murray & Roberts Holdings Ltd.(b)	851,875
173,795	PPC Ltd.	521,555
46,611	Reunert Ltd.	279,627

Schedule of Investments

62,208	Wilson Bayly Holmes-Ovcon Ltd.	$742,390

		4,000,128

	Spain - 1.5%
12,439	ACS Actividades de Construccion y Servicios SA	542,320
6,963	Leighton Holdings Ltd.	141,096

		683,416

	Sweden - 3.0%
44,284	Atlas Copco AB, Class A	1,318,094

	Switzerland - 2.8%
54,543	ABB Ltd.(b)	1,255,305

	Taiwan - 14.0%
712,583	Asia Cement Corp.	990,764
1,296,200	BES Engineering Corp.	348,915
833,907	China Steel Corp.	720,203
586,959	CTCI Corp.	972,578
1,263,360	Goldsun Development & Construction Co. Ltd.(b)	445,632
61,000	King Slide Works Co. Ltd.	803,442
936,573	Taiwan Cement Corp.	1,389,393
687,076	Tung Ho Steel Enterprise Corp.	601,873

		6,272,800

	Turkey - 2.2%
219,020	Aksa Enerji Uretim AS(b)	285,880
45,711	Cimsa Cimento Sanayi ve Tica AS	312,835
174,715	Tekfen Holding AS(b)	404,726

		1,003,441

	United Kingdom - 0.3%
92,618	Evraz PLC	148,886

	United States - 4.0%
11,755	Caterpillar, Inc.	1,184,316
7,603	Pall Corp.	589,005

		1,773,321

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $47,855,538)-99.9%	44,671,761

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 0.9%
403,865	Invesco Liquid Assets Portfolio - Institutional Class(c)(d) (Cost $403,865)	403,865

	Total Investments (Cost $48,259,403)(e)-100.8%	45,075,626
	Other assets less liabilities-(0.8)%	(370,802)

	Net Assets-100.0%	$44,704,824

Investment Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at July 31, 2014.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of July 31, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman & Co.	$389,424	$(389,424)	$—

*	Amount does not include excess collateral received, if any.
(e)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $49,696,767. The net unrealized depreciation was $4,621,141, which consisted of aggregate gross unrealized appreciation of $6,045,664 and aggregate gross unrealized depreciation of $10,666,805.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity
	Interests - 100.0%
	Australia - 46.8%
14,059	AGL Energy Ltd.	$192,004
24,019	Amcor Ltd.	230,943
77,408	AMP Ltd.	390,798
14,143	APA Group	97,289
83,683	Arrium Ltd.	62,698
21,764	Asciano Ltd.	121,132
2,627	ASX Ltd.	87,877
29,980	Aurizon Holdings Ltd.	138,729
59,536	Australia & New Zealand Banking Group Ltd.	1,861,048
8,138	Bank of Queensland Ltd.	93,899
12,662	Bendigo & Adelaide Bank Ltd.	148,583
656,750	BGP Holdings PLC(a)	0
63,934	BHP Billiton Ltd.	2,274,050
24,680	BlueScope Steel Ltd.(a)	142,209
21,754	Boral Ltd.	107,088
24,772	Brambles Ltd.	215,218
5,323	Caltex Australia Ltd.	121,317
44,816	CFS Retail Property Trust Group REIT	89,636
12,694	Coca-Cola Amatil Ltd.	108,703
31,599	Commonwealth Bank of Australia	2,438,761
6,183	Computershare Ltd.	74,807
4,624	Crown Resorts Ltd.	69,340
3,315	CSL Ltd.	207,609
121,603	Dexus Property Group REIT	133,531
18,489	Downer EDI Ltd.	83,360
43,684	DUET Group	97,180
73,693	Fairfax Media Ltd.	57,875
13,649	Fortescue Metals Group Ltd.	61,321
26,555	Goodman Group REIT	130,456
35,361	GPT Group REIT	133,170
8,145	Iluka Resources Ltd.	66,259
50,031	Incitec Pivot Ltd.	137,284
41,243	Insurance Australia Group Ltd.	239,851
14,794	Lend Lease Group	183,933
7,980	Macquarie Group Ltd.	430,241
55,894	Metcash Ltd.	149,473
88,207	Mirvac Group REIT	147,892
25,682	Myer Holdings Ltd.	53,952
59,704	National Australia Bank Ltd.	1,938,958
27,754	Newcrest Mining Ltd.(a)	279,606
9,346	Orica Ltd.	189,132
24,152	Origin Energy Ltd.	318,664
23,516	OZ Minerals Ltd.	100,678
108,339	Qantas Airways Ltd.(a)	132,705
51,341	QBE Insurance Group Ltd.	520,327
19,481	Santos Ltd.	261,746
53,823	Scentre Group REIT(a)	170,133
10,091	Sims Metal Management Ltd.(a)	110,577

7,152	Sonic Healthcare Ltd.	$119,780
74,652	Stockland REIT	280,098
41,621	Suncorp Group Ltd.	549,393
18,581	Sydney Airport	73,739
26,572	TABCORP Holdings Ltd.	85,597
44,378	Tatts Group Ltd.	145,834
115,864	Telstra Corp. Ltd.	587,642
26,431	Toll Holdings Ltd.	132,826
20,734	Transurban Group	148,262
18,881	Treasury Wine Estates Ltd.	88,470
10,620	UGL Ltd.	67,974
22,781	Wesfarmers Ltd.	923,205
49,388	Westfield Corp. REIT	340,964
65,669	Westpac Banking Corp.	2,090,604
11,296	Woodside Petroleum Ltd.	443,368
26,546	Woolworths Ltd.	903,596
8,015	WorleyParsons Ltd.	132,472

		22,515,866

	China - 0.6%
76,714	BOC Hong Kong (Holdings) Ltd.	241,626
45,000	Want Want China Holdings Ltd.	61,553

		303,179

	Hong Kong - 12.6%
117,210	AIA Group Ltd.	628,625
19,752	Bank of East Asia Ltd. (The)	84,219
34,204	Cathay Pacific Airways Ltd.	64,832
26,986	Cheung Kong (Holdings) Ltd.	522,796
30,589	CLP Holdings Ltd.	254,136
68,798	Esprit Holdings Ltd.	108,114
156,039	Global Brands Group Holding Ltd.(a)	40,872
48,277	Hang Lung Properties Ltd.	149,068
29,221	Henderson Land Development Co. Ltd.	186,193
64,352	Hong Kong & China Gas Co. Ltd.	140,341
7,212	Hong Kong Exchanges & Clearing Ltd.	160,453
14,294	Hongkong Land Holdings Ltd.	97,632
49,833	Hutchison Whampoa Ltd.	678,757
1,882	Jardine Cycle & Carriage Ltd.	70,131
2,603	Jardine Matheson Holdings Ltd.	156,102
2,850	Jardine Strategic Holdings Ltd.	101,789
21,896	Kerry Properties Ltd.	80,266
160,039	Li & Fung Ltd.	213,810
40,029	Link (The) REIT	227,002
23,771	MTR Corp. Ltd.	93,582
144,096	New World Development Co. Ltd.	182,121
232,399	Noble Group Ltd.	263,972
18,056	Power Assets Holdings Ltd.	161,334
65,938	Sino Land Co. Ltd.	113,275
39,005	Sun Hung Kai Properties Ltd.	590,895
16,136	Swire Pacific Ltd., Class A	207,301
27,494	Swire Properties Ltd.	89,416
37,628	Wharf Holdings Ltd. (The)	300,811
22,663	Yue Yuen Industrial (Holdings) Ltd.	76,008

		6,043,853

	Indonesia - 0.2%
191,118	Golden Agri-Resources Ltd.	81,634

	New Zealand - 0.6%
15,205	Fletcher Building Ltd.	116,999
76,988	Telecom Corp. of New Zealand Ltd.	186,011

		303,010

	Singapore - 6.7%
38,000	Ascendas REIT	70,873

Schedule of Investments

61,000	CapitaLand Ltd.	$167,969
47,471	CapitaMall Trust REIT	74,867
41,235	ComfortDelGro Corp. Ltd.	85,349
35,693	DBS Group Holdings Ltd.	520,408
33,000	Global Logistic Properties Ltd.	73,349
186,000	Hutchison Port Holdings Trust	138,363
31,294	Keppel Corp. Ltd.	274,580
45,169	Oversea-Chinese Banking Corp. Ltd.	359,783
18,647	SembCorp Industries Ltd.	81,442
20,000	SembCorp Marine Ltd.	66,302
8,353	Singapore Airlines Ltd.	68,893
25,803	Singapore Press Holdings Ltd.	85,813
20,751	Singapore Technologies Engineering Ltd.	62,909
158,934	Singapore Telecommunications Ltd.	517,661
20,412	United Overseas Bank Ltd.	393,907
63,118	Wilmar International Ltd.	165,169

		3,207,637

	South Korea - 30.5%
6,575	BS Financial Group, Inc.	105,625
734	CJ Corp.	103,780
1,041	Daelim Industrial Co. Ltd.	93,950
2,801	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	66,763
1,664	Dongbu Insurance Co. Ltd.	94,868
2,041	Doosan Heavy Industries & Construction Co. Ltd.	59,910
5,187	Doosan Infracore Co. Ltd.(a)	65,896
520	E-Mart Co. Ltd.	117,288
2,267	GS Engineering & Construction Corp.(a)	86,426
2,909	GS Holdings	132,977
8,811	Hana Financial Group, Inc.	354,840
2,289	Hanwha Corp.	65,079
1,403	Hyosung Corp.	102,297
1,794	Hyundai Engineering & Construction Co. Ltd.	109,540
1,741	Hyundai Heavy Industries Co. Ltd.	253,695
2,868	Hyundai Marine & Fire Insurance Co. Ltd.	84,979
1,005	Hyundai Mobis	298,901
4,274	Hyundai Motor Co.	1,017,708
1,820	Hyundai Steel Co.	139,499
8,863	Industrial Bank of Korea	132,320
12,408	KB Financial Group, Inc.	485,286
6,842	Kia Motors Corp.	404,154
1,269	KJB Financial Group Co. Ltd.(a)	15,062
1,793	KNB Financial Group Co. Ltd.(a)	24,160
14,715	Korea Electric Power Corp.	600,882
1,538	Korea Gas Corp.(a)	91,603
2,485	Korean Air Lines Co. Ltd.(a)	86,706
9,510	KT Corp.	307,238
2,568	KT&G Corp.	247,876
1,075	LG Chem Ltd.	300,628
2,719	LG Corp.	181,694
10,901	LG Display Co. Ltd.(a)	358,429
6,912	LG Electronics, Inc.	514,932
3,057	LG International Corp.	88,653
8,134	LG Uplus Corp.	75,131
407	Lotte Chemical Corp.	68,936
391	Lotte Shopping Co. Ltd.	120,898
953	LS Corp.	67,591
419	OCI Co. Ltd.(a)	66,205
3,046	POSCO	991,021
3,771	Samsung C&T Corp.	268,914

1,472	Samsung Electro-Mechanics Co. Ltd.	$90,227
1,948	Samsung Electronics Co. Ltd.	2,538,154
1,028	Samsung Engineering Co. Ltd.(a)	68,883
956	Samsung Fire & Marine Insurance Co. Ltd.	262,325
4,915	Samsung Heavy Industries Co. Ltd.	133,584
1,969	Samsung Life Insurance Co. Ltd.	201,143
722	Samsung SDI Co. Ltd.	112,062
13,347	Shinhan Financial Group Co. Ltd.	662,519
307	Shinsegae Co. Ltd.	69,759
804	SK C&C Co. Ltd.	131,064
1,220	SK Holdings Co. Ltd.	207,467
5,751	SK Hynix, Inc.(a)	249,846
3,278	SK Innovation Co. Ltd.	328,383
10,781	SK Networks Co. Ltd.(a)	117,950
1,361	SK Telecom Co. Ltd.	348,462
2,027	S-Oil Corp.	108,718
13,959	Woori Finance Holdings Co. Ltd.(a)	190,071

		14,672,957

	Spain - 0.3%
7,077	Leighton Holdings Ltd.	143,406

	United Kingdom - 1.5%
11,243	Hang Seng Bank Ltd.	190,850
8,768	Rio Tinto Ltd.	534,587

		725,437

	United States - 0.2%
11,200	Sands China Ltd.	82,139

	Total Investments (Cost $41,596,726)(b)-100.0%	48,079,118
	Other assets less liabilities-0.0%	4,101

	Net Assets-100.0%	$48,083,219

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $42,744,560. The net unrealized appreciation was $5,334,558, which consisted of aggregate gross unrealized appreciation of $8,243,809 and aggregate gross unrealized depreciation of $2,909,251.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Developed Markets ex-U.S.

Portfolio (PXF)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Australia - 6.1%
31,413	AGL Energy Ltd.	$431,645
53,668	Amcor Ltd.	520,406
172,949	AMP Ltd.	882,741
31,600	APA Group	219,457
189,969	Arrium Ltd.	145,707
48,630	Asciano Ltd.	273,528
5,865	ASX Ltd.	197,333
66,985	Aurizon Holdings Ltd.	312,625
132,828	Australia & New Zealand Banking Group Ltd.	4,194,961
19,233	Bank of Queensland Ltd.	224,227
28,287	Bendigo & Adelaide Bank Ltd.	335,305
231,466	BGP Holdings PLC(a)	0
142,775	BHP Billiton Ltd.	5,134,302
55,146	BlueScope Steel Ltd.(a)	321,971
48,608	Boral Ltd.	242,223
55,350	Brambles Ltd.	485,257
11,900	Caltex Australia Ltd.	273,377
100,132	CFS Retail Property Trust Group REIT	202,011
28,369	Coca-Cola Amatil Ltd.	245,548
70,839	Commonwealth Bank of Australia	5,515,692
13,819	Computershare Ltd.	168,945
10,329	Crown Resorts Ltd.	156,239
7,414	CSL Ltd.	467,331
271,692	Dexus Property Group REIT	300,584
41,313	Downer EDI Ltd.	187,050
97,604	DUET Group	218,689
158,716	Fairfax Media Ltd.	126,900
30,838	Fortescue Metals Group Ltd.	141,057
59,329	Goodman Group REIT	293,993
79,005	GPT Group (The) REIT	298,945
17,548	Iluka Resources Ltd.	144,056
111,781	Incitec Pivot Ltd.	309,690
92,148	Insurance Australia Group Ltd.	539,721
33,059	Lend Lease Group	417,381
17,887	Macquarie Group Ltd.	973,161
124,880	Metcash Ltd.	337,854
197,077	Mirvac Group REIT	332,549
54,884	Myer Holdings Ltd.	116,338
133,212	National Australia Bank Ltd.	4,374,282
62,008	Newcrest Mining Ltd.(a)	628,372
20,888	Orica Ltd.	427,231
53,961	Origin Energy Ltd.	718,901
52,544	OZ Minerals Ltd.	227,153
242,060	Qantas Airways Ltd.(a)	300,433
114,588	QBE Insurance Group Ltd.	1,171,857
43,532	Santos Ltd.	589,268
122,646	Scentre Group REIT(a)	387,681
22,547	Sims Metal Management Ltd.(a)	250,076
15,974	Sonic Healthcare Ltd.	269,843

166,795	Stockland REIT	$629,581
92,893	Suncorp Group Ltd.	1,234,122
41,517	Sydney Airport	165,973
59,368	TABCORP Holdings Ltd.	193,180
99,153	Tatts Group Ltd.	328,170
258,668	Telstra Corp. Ltd.	1,320,255
59,054	Toll Holdings Ltd.	299,768
44,963	Transurban Group	325,220
42,182	Treasury Wine Estates Ltd.	197,652
24,378	UGL Ltd.	157,743
50,941	Wesfarmers Ltd.	2,084,780
109,906	Westfield Corp. REIT	764,303
146,591	Westpac Banking Corp.	4,716,845
25,317	Woodside Petroleum Ltd.	1,000,802
59,364	Woolworths Ltd.	2,039,296
17,912	WorleyParsons Ltd.	299,750

		50,791,336

	Austria - 0.3%
2,642	Andritz AG	143,167
2,052	BUWOG AG(a)	39,674
20,942	Erste Group Bank AG	539,533
6,221	Immoeast AG(a)	0
41,754	Immofinanz AG	132,125
10,210	OMV AG	410,649
5,822	Raiffeisen Bank International AG	160,393
22,989	Telekom Austria AG	219,929
8,571	Voestalpine AG	377,985

		2,023,455

	Bahamas - 0.0%
17,622	Vedanta Resources PLC	312,685

	Belgium - 0.8%
19,688	Ageas	707,429
18,079	Anheuser-Busch InBev NV	1,958,883
13,544	Belgacom SA	442,536
3,106	Colruyt SA	150,607
12,665	Delhaize Group SA	827,208
3,319	Groupe Bruxelles Lambert SA	329,953
10,674	KBC Groep NV(a)	580,841
3,050	Solvay SA	493,177
3,692	UCB SA	339,075
8,019	Umicore SA	387,332

		6,217,041

	Canada - 7.4%
5,607	Agnico Eagle Mines Ltd.	208,798
6,240	Agrium, Inc.	569,748
7,613	Aimia, Inc.	134,057
13,221	Alimentation Couche Tard, Inc., Class B	362,389
4,102	AltaGas Ltd.	185,949
12,414	ARC Resources Ltd.	342,550
3,574	ATCO Ltd., Class I	156,926
34,573	Bank of Montreal(b)	2,580,947
53,634	Bank of Nova Scotia	3,646,215
69,810	Barrick Gold Corp.	1,263,268
6,214	Baytex Energy Corp.(b)	266,791
14,803	BCE, Inc.	671,448
98,879	Blackberry Ltd.(a)	925,529
4,550	Bombardier, Inc., Class A(b)	15,840
130,162	Bombardier, Inc., Class B	445,969
15,384	Bonavista Energy Corp.	199,251
29,139	Brookfield Asset Management, Inc., Class A	1,301,907
13,593	Cameco Corp.	274,445
20,456	Canadian Imperial Bank of Commerce	1,901,761
16,480	Canadian National Railway Co.	1,103,410
41,272	Canadian Natural Resources Ltd.	1,801,918

Schedule of Investments

42,111	Canadian Oil Sands Ltd.	$900,900
2,507	Canadian Pacific Railway Ltd.	477,450
4,120	Canadian Tire Corp. Ltd., Class A	391,999
6,801	Canadian Utilities Ltd., Class A	244,702
6,949	Capital Power Corp.	169,217
19,977	Celestica, Inc.(a)	214,698
42,496	Cenovus Energy, Inc.	1,307,299
6,967	CGI Group, Inc., Class A(a)	250,291
4,712	CI Financial Corp.	152,789
14,988	Crescent Point Energy Corp.(b)	612,517
29,010	Eldorado Gold Corp.	215,580
3,661	Empire Co. Ltd., Class A	259,312
24,777	Enbridge, Inc.	1,216,489
66,331	Encana Corp.	1,430,627
18,003	Enerplus Corp.	412,267
1,130	Fairfax Financial Holdings Ltd.	532,848
8,035	Finning International, Inc.	231,311
15,127	First Quantum Minerals Ltd.	359,330
13,147	Fortis, Inc.(b)	405,164
3,365	George Weston Ltd.	271,141
32,542	Goldcorp, Inc.	892,577
17,349	Great-West Lifeco, Inc.	506,135
18,348	Husky Energy, Inc.	559,044
46,518	IAMGOLD Corp.(a)	172,202
4,471	IGM Financial, Inc.	211,260
5,201	Industrial Alliance Insurance & Financial Services, Inc.	228,411
5,426	Intact Financial Corp.	362,448
15,673	Just Energy Group, Inc.(b)	84,941
2,584	Keyera Corp.	193,732
86,669	Kinross Gold Corp.(a)	347,106
33,534	Lightstream Resources Ltd.(b)	221,784
7,940	Loblaw Cos. Ltd.	391,147
9,267	Magna International, Inc.	996,714
98,619	Manulife Financial Corp.	2,018,308
5,787	Metro, Inc.	377,897
16,083	National Bank of Canada(b)	720,939
5,069	Onex Corp.	295,437
8,579	Pembina Pipeline Corp.	359,977
54,251	Pengrowth Energy Corp.(b)	346,341
94,343	Penn West Petroleum Ltd.	731,415
23,738	Potash Corp. of Saskatchewan, Inc.	844,071
34,245	Power Corp. of Canada	1,009,121
17,251	Power Financial Corp.	556,837
13,619	Precision Drilling Corp.	170,011
6,888	Quebecor, Inc., Class B	167,415
7,146	RioCan REIT	177,756
20,063	Rogers Communications, Inc., Class B	784,717
62,300	Royal Bank of Canada	4,605,044
3,825	Saputo, Inc.	237,760
17,654	Shaw Communications, Inc., Class B	433,303
6,304	SNC-Lavalin Group, Inc.	333,542
33,575	Sun Life Financial, Inc.	1,282,058
71,949	Suncor Energy, Inc.	2,958,854
78,713	Talisman Energy, Inc.	824,981
39,066	Teck Resources Ltd., Class B	937,670
9,891	TELUS Corp.	345,797
18,917	Thomson Reuters Corp.	715,741
3,386	Tim Hortons, Inc.	189,447
76,939	Toronto-Dominion Bank (The)	4,029,818
27,371	TransAlta Corp.	314,780
33,043	TransCanada Corp.	1,660,269
9,121	Veresen, Inc.	155,249
2,973	Vermilion Energy, Inc.	196,516

32,374	Yamana Gold, Inc.	$276,561

		61,640,180

	China - 0.1%
170,493	BOC Hong Kong (Holdings) Ltd.	537,874
99,728	Want Want China Holdings Ltd.	136,916

		674,790

	Colombia - 0.0%
17,473	Pacific Rubiales Energy Corp.	334,646

	Denmark - 0.7%
216	A.P. Moeller - Maersk A/S, Class A	484,971
440	A.P. Moeller - Maersk A/S, Class B	1,025,809
4,793	Carlsberg A/S, Class B	460,220
55,475	Danske Bank A/S	1,605,965
5,778	DSV A/S	182,513
3,492	FLSmidth & Co. A/S	179,307
3,370	Jyske Bank A/S(a)	191,187
21,651	Novo Nordisk A/S, Class B	1,002,153
54,839	TDC A/S	554,610
9,194	Vestas Wind Systems A/S(a)	415,659

		6,102,394

	Finland - 0.9%
7,986	Elisa Oyj	228,985
29,410	Fortum Oyj	755,531
5,958	Kesko Oyj, Class B	227,197
7,956	Kone Oyj, Class B	335,002
12,211	Metso Oyj	480,183
12,599	Neste Oil Oyj	232,633
315,109	Nokia Oyj	2,500,183
4,299	Nokian Renkaat Oyj	149,381
4,431	Orion Oyj, Class B	164,640
17,358	Sampo Oyj, Class A	863,970
43,119	Stora Enso Oyj, Class R	388,853
41,375	UPM-Kymmene Oyj	676,496
5,266	Wartsila Oyj Abp	265,772
17,112	YIT Oyj	175,611

		7,444,437

	France - 9.5%
7,817	Accor SA	378,621
1,391	Aeroports de Paris	190,490
35,204	Air France-KLM(a)(b)	380,733
12,671	Air Liquide SA	1,610,950
17,301	Airbus Group NV	1,003,729
154,798	Alcatel-Lucent(a)	547,625
27,323	Alstom SA(a)	983,049
2,783	Arkema SA	258,496
2,333	AtoS	182,174
159,305	AXA SA	3,664,051
69,624	BNP Paribas SA	4,611,268
23,808	Bouygues SA	940,522
5,015	Bureau Veritas SA	129,169
6,936	Cap Gemini SA	503,274
66,761	Carrefour SA	2,307,297
6,335	Casino Guichard Perrachon SA	764,217
22,757	CGG SA(a)	235,492
1,928	Christian Dior SA	335,743
30,606	Cie de Saint-Gobain	1,491,634
9,798	Cie Generale des Etablissements Michelin	1,075,784
14,579	CNP Assurances	286,553
85,937	Credit Agricole SA	1,163,635
22,411	Danone SA	1,621,939
5,396	Edenred	168,692
4,601	Eiffage SA	298,203
20,728	Electricite de France SA	669,500
3,826	Essilor International SA	373,547

Schedule of Investments

2,141	Eurazeo SA	$160,908
5,123	Eutelsat Communications SA	176,779
4,913	Faurecia	174,003
1,884	Fonciere des Regions REIT	189,034
181,274	GDF Suez	4,668,985
11,356	Groupe Eurotunnel SA	150,242
1,627	ICADE REIT	156,935
3,321	Kering	710,738
3,988	Klepierre REIT	188,652
13,339	Lafarge SA	1,036,766
10,615	Lagardere SCA	316,014
7,911	Legrand SA	438,269
5,579	L’Oreal SA	943,539
7,230	LVMH Moet Hennessy Louis Vuitton SA	1,244,043
60,014	Natixis	387,843
1,944	Neopost SA	136,556
3,935	Nexans SA(a)	178,853
330,983	Orange SA	5,203,550
6,198	Pernod Ricard SA	694,118
93,793	Peugeot SA(a)	1,406,800
3,813	Publicis Groupe SA	277,283
11,939	Renault SA	996,322
18,180	Rexel SA	352,345
7,166	Safran SA	420,870
56,839	Sanofi	5,979,098
21,592	Schneider Electric SE	1,826,432
11,248	SCOR SE	361,572
53,654	Societe Generale SA	2,696,038
4,098	Sodexo	408,548
25,824	Suez Environnement Co.	482,008
4,855	Technip SA	447,899
2,201	Teleperformance	153,019
4,818	Thales SA	274,105
182,891	Total SA	11,768,018
3,503	Unibail-Rodamco SE REIT	940,450
3,238	Valeo SA	388,750
9,663	Vallourec SA	427,113
74,979	Veolia Environnement SA	1,327,259
27,718	Vinci SA	1,914,415
110,785	Vivendi SA	2,782,284
1,613	Wendel SA	211,633
3,799	Zodiac Aerospace	118,817

		79,293,292

	Germany - 8.0%
6,024	Adidas AG	478,851
34,411	Allianz SE	5,750,637
6,732	Aurubis AG	328,185
44,720	BASF SE	4,645,618
24,281	Bayer AG	3,213,712
19,323	Bayerische Motoren Werke AG	2,309,812
1,839	Beiersdorf AG	166,188
2,634	Bilfinger SE	215,334
2,226	Brenntag AG	358,151
89,224	Commerzbank AG(a)	1,292,307
3,265	Continental AG	705,961
56,677	Daimler AG	4,692,598
88,823	Deutsche Bank AG	3,051,945
7,590	Deutsche Boerse AG	550,830
24,191	Deutsche Lufthansa AG	429,680
53,930	Deutsche Post AG	1,732,883
282,131	Deutsche Telekom AG	4,569,533
306,601	E.ON SE	5,796,581
3,393	Evonik Industries AG	125,231
5,074	Freenet AG	134,423
7,253	Fresenius Medical Care AG & Co. KGaA	503,664

4,693	Fresenius SE & Co. KGaA	$702,647
5,799	GEA Group AG	261,054
4,595	Hannover Rueck SE	392,618
9,179	HeidelbergCement AG	683,220
2,833	Henkel AG & Co. KGaA	270,153
4,420	Henkel AG & Co. KGaA (Preference Shares)	492,515
30,461	Infineon Technologies AG	337,263
15,587	K+S AG	479,570
11,864	Kloeckner & Co. SE(a)	155,153
5,076	LANXESS AG	323,047
1,785	Leoni AG	122,545
6,590	Linde AG	1,348,184
1,677	MAN SE	199,162
3,056	Merck KGaA	271,423
21,748	Metro AG(a)	786,250
13,650	Muenchener Rueckversicherungs- Gesellschaft AG	2,900,276
3,856	Osram Licht AG(a)	156,483
5,129	Porsche Automobil Holding SE (Preference Shares)	481,274
9,536	ProSiebenSat.1 Media AG	401,467
73,866	RWE AG	2,970,418
6,095	Salzgitter AG	227,813
17,337	SAP SE	1,365,370
38,634	Siemens AG	4,776,369
6,071	Suedzucker AG	106,736
2,933	Symrise AG	153,874
4,468	Talanx AG	159,289
43,404	ThyssenKrupp AG(a)	1,229,148
17,065	TUI AG	242,144
38,803	TUI Travel PLC	237,609
2,060	Volkswagen AG	476,974
10,423	Volkswagen AG (Preference Shares)	2,434,270

		66,196,442

	Greece - 0.1%
16,129	Hellenic Telecommunications Organization SA(a)	222,065
26,672	OPAP SA	435,026
15,419	Public Power Corp. SA(a)	225,905

		882,996

	Hong Kong - 1.6%
261,984	AIA Group Ltd.	1,414,704
42,796	Bank of East Asia Ltd. (The)	183,055
73,990	Cathay Pacific Airways Ltd.	140,532
60,730	Cheung Kong (Holdings) Ltd.	1,180,897
67,817	CLP Holdings Ltd.	564,846
149,732	Esprit Holdings Ltd.	235,706
350,289	Global Brands Group Holding Ltd.(a)	91,753
107,089	Hang Lung Properties Ltd.	332,319
66,943	Henderson Land Development Co. Ltd.	427,137
143,056	Hong Kong & China Gas Co. Ltd.	313,060
15,866	Hong Kong Exchanges & Clearing Ltd.	355,191
32,268	Hongkong Land Holdings Ltd.	221,036
112,589	Hutchison Whampoa Ltd.	1,539,917
4,747	Jardine Cycle & Carriage Ltd.	176,893
5,891	Jardine Matheson Holdings Ltd.	353,283
6,468	Jardine Strategic Holdings Ltd.	232,072
47,971	Kerry Properties Ltd.	176,408
350,289	Li & Fung Ltd.	470,062
88,551	Link (The) REIT	502,167
52,898	MTR Corp. Ltd.	208,519
319,953	New World Development Co. Ltd.	405,822
515,964	Noble Group Ltd.	587,145
39,303	Power Assets Holdings Ltd.	351,696
141,695	Sino Land Co. Ltd.	244,994

Schedule of Investments

88,855	Sun Hung Kai Properties Ltd.	$1,351,734
35,364	Swire Pacific Ltd., Class A	456,079
59,954	Swire Properties Ltd.	196,493
82,414	Wharf Holdings Ltd. (The)	661,435
50,152	Yue Yuen Industrial (Holdings) Ltd.	168,574

		13,543,529

	Indonesia - 0.0%
426,953	Golden Agri-Resources Ltd.	183,051

	Ireland - 0.3%
1,219,087	Bank of Ireland(a)	432,252
46,491	CRH PLC	1,088,666
5,439	DCC PLC	310,925
3,204	Kerry Group PLC, Class A	237,926
4,929	Shire PLC	407,011
8,608	Smurfit Kappa Group PLC	186,986

		2,663,766

	Israel - 0.4%
45,398	Bank Hapoalim BM	265,730
84,244	Bank Leumi Le-Israel(a)	332,099
239,527	Bezeq Israeli Telecommunication Corp. Ltd.	447,239
41,561	Israel Chemicals Ltd.	339,561
33,620	Teva Pharmaceutical Industries Ltd.	1,813,877

		3,198,506

	Italy - 3.9%
165,865	A2A SpA	189,526
105,876	Assicurazioni Generali SpA	2,214,179
15,770	Atlantia SpA	418,207
277,954	Banca Monte dei Paschi di Siena SpA(a)	502,068
34,281	Banca Popolare dell’Emilia Romagna SC(a)	291,262
440,683	Banca Popolare di Milano Scarl(a)	386,800
38,243	Banco Popolare SC(a)	594,585
9,641	Endesa SA	371,575
56,191	Enel Green Power SpA	155,630
891,337	Enel SpA	5,085,285
295,871	Eni SpA	7,545,387
143,135	Fiat SpA(a)	1,387,524
52,635	Finmeccanica SpA(a)	486,641
926,361	Intesa Sanpaolo SpA	2,764,021
65,813	Mediaset SpA(a)	262,588
30,192	Mediobanca SpA(a)	267,630
14,156	Pirelli & C. SpA	211,757
10,446	Prysmian SpA	222,510
21,540	Saipem SpA(a)	503,206
107,390	Snam SpA	633,663
1,662,091	Telecom Italia SpA(a)	1,923,655
930,088	Telecom Italia SpA RSP	871,743
66,921	Terna-Rete Elettrica Nationale SpA	352,073
76,404	UBI Banca-Unione di Banche Italiane ScpA	632,284
472,566	UniCredit SpA	3,705,240
21,040	Unipol Gruppo Finanziario SpA	115,815
25,743	Unipol Gruppo Finanziario SpA (Preference Shares)	130,888

		32,225,742

	Japan - 20.9%
85,089	Aeon Co. Ltd.	962,304
11,928	Air Water, Inc.	192,082
18,708	Aisin Seiki Co. Ltd.	734,967
34,829	Ajinomoto Co., Inc.	540,038
4,408	Alfresa Holdings Corp.	266,190
12,541	Alps Electric Co. Ltd.	177,075
21,576	Amada Co. Ltd.	211,490
96,325	ANA Holdings, Inc.	240,262
138,616	Asahi Glass Co. Ltd.	828,447
23,743	Asahi Group Holdings Ltd.	723,823

102,039	Asahi Kasei Corp.	$815,637
86,154	Astellas Pharma, Inc.	1,185,471
8,958	Bandai Namco Holdings, Inc.	229,188
23,557	Bank of Kyoto Ltd. (The)	216,477
85,107	Bank of Yokohama Ltd. (The)	490,606
4,089	Benesse Holdings, Inc.	155,075
31,184	Bridgestone Corp.	1,134,736
16,207	Brother Industries Ltd.	295,661
82,545	Canon, Inc.	2,722,737
12,499	Casio Computer Co. Ltd.(b)	212,338
10,980	Central Japan Railway Co.	1,574,902
52,031	Chiba Bank Ltd. (The)	383,522
52,867	Chubu Electric Power Co., Inc.(a)	620,513
24,524	Chugoku Electric Power Co., Inc. (The)	329,578
120,543	Cosmo Oil Co. Ltd.	243,817
10,688	Credit Saison Co. Ltd.	214,311
53,669	Dai Nippon Printing Co. Ltd.	555,296
21,186	Daicel Corp.	216,732
29,242	Daido Steel Co. Ltd.	138,767
20,683	Daihatsu Motor Co. Ltd.	370,679
95,418	Dai-ichi Life Insurance Co. Ltd. (The)	1,366,760
49,476	Daiichi Sankyo Co. Ltd.	906,431
9,064	Daikin Industries Ltd.	632,854
4,604	Daito Trust Construction Co. Ltd.	558,515
39,959	Daiwa House Industry Co. Ltd.	820,280
50,671	Daiwa Securities Group, Inc.	431,937
43,636	Denki Kagaku Kogyo Kabushiki Kaisha	164,640
17,883	Denso Corp.	832,633
11,832	Dentsu, Inc.	474,615
81,545	DIC Corp.	189,520
26,332	East Japan Railway Co.	2,130,937
23,412	Ebara Corp.	147,755
16,469	Eisai Co. Ltd.	704,499
12,626	Electric Power Development Co. Ltd.	409,469
3,032	FamilyMart Co. Ltd.	136,954
3,689	FANUC Corp.	645,355
730	Fast Retailing Co. Ltd.	244,233
39,273	Fuji Electric Co. Ltd.	204,700
17,362	Fuji Heavy Industries Ltd.	500,760
37,182	FUJIFILM Holdings Corp.	1,073,319
38,186	Fujikura Ltd.	191,236
202,461	Fujitsu Ltd.	1,577,005
86,059	Fukuoka Financial Group, Inc.	445,212
104,103	Furukawa Electric Co. Ltd.	222,713
29,613	Gunma Bank Ltd. (The)	175,947
22,207	Hakuhodo DY Holdings, Inc.	235,167
57,324	Hankyu Hanshin Holdings, Inc.	336,134
23,308	Haseko Corp.	187,896
12,427	Hino Motors Ltd.	174,620
9,477	Hitachi Chemical Co. Ltd.	168,003
8,822	Hitachi Construction Machinery Co. Ltd.	182,299
390,264	Hitachi Ltd.	3,069,057
23,952	Hokkaido Electric Power Co., Inc.(a)	209,159
73,332	Hokuhoku Financial Group, Inc.	151,891
10,845	Hokuriku Electric Power Co.	141,739
125,724	Honda Motor Co. Ltd.	4,467,307
18,381	Hoya Corp.	602,541
8,862	Ibiden Co. Ltd.	178,989
11,594	Idemitsu Kosan Co. Ltd.	239,806
88,784	IHI Corp.	417,005
73,977	Inpex Corp.	1,105,321
32,771	Isetan Mitsukoshi Holdings Ltd.	412,366
68,911	Isuzu Motors Ltd.	484,491
137,502	ITOCHU Corp.	1,775,017
44,519	J Front Retailing Co. Ltd.	304,773

Schedule of Investments

5,420	Japan Airlines Co. Ltd.	$302,004
27,906	Japan Steel Works Ltd. (The)	121,301
34,926	Japan Tobacco, Inc.	1,240,334
54,483	JFE Holdings, Inc.	1,158,694
7,255	JGC Corp.	221,809
32,294	Joyo Bank Ltd. (The)	173,662
11,154	JSR Corp.	194,369
16,153	JTEKT Corp.	283,838
275,536	JX Holdings, Inc.	1,432,139
101,533	Kajima Corp.	477,872
17,569	Kamigumi Co. Ltd.	168,967
24,704	Kaneka Corp.	149,663
101,514	Kanematsu Corp.	183,611
67,616	Kansai Electric Power Co., Inc. (The)(a)	624,643
21,944	Kao Corp.	906,269
98,852	Kawasaki Heavy Industries Ltd.	389,314
100,881	Kawasaki Kisen Kaisha Ltd.	217,782
26,798	KDDI Corp.	1,562,771
20,878	Keikyu Corp.	185,564
31,416	Keio Corp.	253,259
9,654	Kewpie Corp.	174,990
515	Keyence Corp.	226,588
13,011	Kinden Corp.	146,767
102,742	Kintetsu Corp.	376,659
75,529	Kirin Holdings Co. Ltd.	1,066,815
410,206	Kobe Steel Ltd.	674,136
7,756	Koito Manufacturing Co. Ltd.	214,273
55,439	Komatsu Ltd.	1,244,797
40,297	Konica Minolta, Inc.	436,925
5,220	K’s Holdings Corp.	150,049
43,298	Kubota Corp.	579,987
24,949	Kuraray Co. Ltd.	331,165
7,402	Kurita Water Industries Ltd.	172,247
17,767	Kyocera Corp.	871,980
16,337	Kyowa Hakko Kirin Co. Ltd.	225,431
29,545	Kyushu Electric Power Co., Inc.(a)	331,263
3,158	Lawson, Inc.	237,691
16,438	LIXIL Group Corp.	404,896
4,087	Makita Corp.	246,011
198,473	Marubeni Corp.	1,411,419
20,088	Marui Group Co. Ltd.	196,514
22,094	Mazda Motor Corp.	537,337
19,917	Medipal Holdings Corp.	253,526
5,844	MEIJI Holdings Co. Ltd.	422,239
163,147	Mitsubishi Chemical Holdings Corp.	720,426
136,872	Mitsubishi Corp.	2,909,537
111,124	Mitsubishi Electric Corp.	1,486,912
30,913	Mitsubishi Estate Co. Ltd.	765,798
28,277	Mitsubishi Gas Chemical Co., Inc.	185,608
194,381	Mitsubishi Heavy Industries Ltd.	1,281,760
139,481	Mitsubishi Materials Corp.	515,416
37,612	Mitsubishi Motors Corp.	433,415
12,834	Mitsubishi Tanabe Pharma Corp.	187,827
1,025,688	Mitsubishi UFJ Financial Group, Inc.	6,140,065
161,718	Mitsui & Co. Ltd.	2,619,946
150,670	Mitsui Chemicals, Inc.	410,246
103,936	Mitsui Engineering & Shipbuilding Co. Ltd.	214,270
26,782	Mitsui Fudosan Co. Ltd.	897,074
59,489	Mitsui Mining & Smelting Co. Ltd.	178,753
142,097	Mitsui OSK Lines Ltd.	530,610
1,630,259	Mizuho Financial Group, Inc.	3,194,410
45,805	MS&AD Insurance Group Holdings, Inc.	1,059,882
5,665	Murata Manufacturing Co. Ltd.	546,586
61,785	Nagoya Railroad Co. Ltd.	260,154
316,933	NEC Corp.	1,242,028

9,050	NGK Insulators Ltd.	$218,077
8,561	NGK Spark Plug Co. Ltd.	258,907
18,984	NH Foods Ltd.	391,735
13,115	NHK Spring Co. Ltd.	129,958
34,532	Nichirei Corp.	165,214
5,010	Nidec Corp.	330,167
20,467	Nikon Corp.	321,131
7,217	Nintendo Co. Ltd.	808,829
66,572	Nippon Electric Glass Co. Ltd.	378,710
95,645	Nippon Express Co. Ltd.	466,901
17,019	Nippon Paper Industries Co. Ltd.	299,386
153,005	Nippon Sheet Glass Co. Ltd.(a)	215,741
565,310	Nippon Steel & Sumitomo Metal Corp.	1,726,687
50,095	Nippon Telegraph & Telephone Corp.	3,341,778
220,106	Nippon Yusen Kabushiki Kaisha	635,693
247,182	Nissan Motor Co. Ltd.	2,456,557
19,111	Nisshin Seifun Group, Inc.	224,868
3,431	Nissin Foods Holdings Co. Ltd.	189,842
8,918	Nitto Denko Corp.	406,203
38,677	NKSJ Holdings, Inc.	992,547
9,315	NOK Corp.	191,762
149,464	Nomura Holdings, Inc.	959,703
7,480	Nomura Real Estate Holdings, Inc.	140,384
23,739	NSK Ltd.	339,112
57,046	NTN Corp.	277,921
8,284	NTT Data Corp.	318,197
102,282	NTT DOCOMO, Inc.	1,814,191
62,285	Obayashi Corp.	460,316
26,693	Odakyu Electric Railway Co. Ltd.	263,724
103,825	OJI Holdings Corp.	423,034
8,441	Olympus Corp.(a)	307,811
6,383	OMRON Corp.	287,696
2,373	Ono Pharmaceutical Co. Ltd.	203,298
1,289	Oriental Land Co. Ltd.	243,172
49,900	ORIX Corp.	821,760
162,545	Osaka Gas Co. Ltd.	680,149
18,944	Otsuka Holdings Co. Ltd.	607,273
176,678	Panasonic Corp.	2,160,476
30,953	Rengo Co. Ltd.	142,672
139,786	Resona Holdings, Inc.	786,504
65,352	Ricoh Co. Ltd.	762,286
5,358	Rohm Co. Ltd.	307,928
3,545	Sankyo Co. Ltd.	139,097
3,048	Santen Pharmaceutical Co. Ltd.	180,209
47,567	Sapporo Holdings Ltd.	206,763
11,078	SBI Holdings, Inc.	131,857
8,925	Secom Co. Ltd.	550,072
8,675	Sega Sammy Holdings, Inc.	174,031
8,485	Seiko Epson Corp.	370,474
16,259	Seino Holdings Co. Ltd.	177,397
30,915	Sekisui Chemical Co. Ltd.	373,379
40,565	Sekisui House Ltd.	537,461
46,218	Seven & I Holdings Co. Ltd.	1,946,293
230,117	Sharp Corp.(a)	729,500
15,325	Shikoku Electric Power Co., Inc.(a)	204,015
1,753	Shimamura Co. Ltd.	174,899
1,789	Shimano, Inc.	210,501
67,711	Shimizu Corp.	524,121
19,411	Shin-Etsu Chemical Co. Ltd.	1,242,032
80,015	Shinsei Bank Ltd.	171,180
13,542	Shionogi & Co. Ltd.	295,242
22,695	Shiseido Co. Ltd.	451,759
36,742	Shizuoka Bank Ltd. (The)	400,523
224,154	Showa Denko K.K.	329,141
32,673	Showa Shell Sekiyu K.K.	371,418

Schedule of Investments

1,245	SMC Corp.	$348,736
21,281	SoftBank Corp.	1,566,974
289,576	Sojitz Corp.	498,419
139,608	Sony Corp.	2,405,653
10,183	Sony Financial Holdings, Inc.	168,834
7,053	Stanley Electric Co. Ltd.	185,250
161,830	Sumitomo Chemical Co. Ltd.	624,753
120,095	Sumitomo Corp.	1,600,527
55,205	Sumitomo Electric Industries Ltd.	820,009
13,011	Sumitomo Forestry Co. Ltd.	154,864
53,237	Sumitomo Heavy Industries Ltd.	263,506
37,499	Sumitomo Metal Mining Co. Ltd.	631,030
82,631	Sumitomo Mitsui Financial Group, Inc.	3,423,037
166,371	Sumitomo Mitsui Trust Holdings, Inc.	731,427
12,147	Sumitomo Realty & Development Co. Ltd.	508,217
15,443	Sumitomo Rubber Industries Ltd.	226,160
4,005	Suntory Beverage & Food Ltd.	151,110
4,827	Suzuken Co. Ltd.	155,369
29,629	Suzuki Motor Corp.	998,054
59,270	T&D Holdings, Inc.	754,744
74,347	Taiheiyo Cement Corp.	291,358
87,577	Taisei Corp.	499,905
2,295	Taisho Pharmaceutical Holdings Co. Ltd.	164,925
22,449	Taiyo Nippon Sanso Corp.	199,309
26,507	Takashimaya Co. Ltd.	246,163
45,781	Takeda Pharmaceutical Co. Ltd.	2,104,408
10,033	TDK Corp.	486,357
136,474	Teijin Ltd.	341,069
13,612	Terumo Corp.	312,652
66,155	Tobu Railway Co., Ltd.	349,318
32,600	Tohoku Electric Power Co., Inc.	360,126
48,043	Tokio Marine Holdings, Inc.	1,528,630
42,584	Tokuyama Corp.	148,248
410,083	Tokyo Electric Power Co., Inc.(a)	1,615,050
6,307	Tokyo Electron Ltd.	413,373
185,879	Tokyo Gas Co. Ltd.	1,071,152
86,823	Tokyu Corp.	631,532
40,511	TonenGeneral Sekiyu K.K.	355,729
53,334	Toppan Printing Co. Ltd.	411,279
93,371	Toray Industries, Inc.	637,848
435,968	Toshiba Corp.	1,958,645
67,553	Tosoh Corp.	300,206
13,393	TOTO Ltd.	169,700
15,026	Toyo Seikan Group Holdings Ltd.	237,149
4,667	Toyo Suisan Kaisha Ltd.	142,731
84,724	Toyobo Co. Ltd.	138,412
6,987	Toyoda Gosei Co. Ltd.	143,158
9,521	Toyota Industries Corp.	469,407
127,466	Toyota Motor Corp.	7,606,932
34,595	Toyota Tsusho Corp.	975,260
144,346	Ube Industries Ltd.	251,256
2,584	Unicharm Corp.	159,410
34,949	UNY Group Holding Co., Ltd.	209,351
18,488	West Japan Railway Co.	844,621
166,524	Yamada Denki Co. Ltd.	597,533
16,446	Yamaguchi Financial Group, Inc.	169,842
11,414	Yamaha Corp.	176,812
21,207	Yamaha Motor Co. Ltd.	356,354
22,464	Yamato Holdings Co. Ltd.	472,938
16,446	Yamazaki Baking Co. Ltd.	209,663
22,989	Yokohama Rubber Co. Ltd. (The)	201,197

		174,502,219

	Liechtenstein - 0.0%
19,015	Antofagasta PLC	260,195

	Luxembourg - 0.4%
6,495	APERAM(a)	$218,822
154,490	ArcelorMittal SA	2,350,266
3,534	Luxottica Group SpA	195,476
11,529	SES SA FDR	423,438

		3,188,002

	Netherlands - 4.8%
184,908	Aegon NV	1,506,213
12,317	Akzo Nobel NV	888,115
3,762	ASML Holding NV	356,174
4,069	Corio NV REIT	216,276
4,452	Fugro NV CVA	171,644
5,898	Heineken Holding NV	375,952
10,476	Heineken NV	736,728
261,004	ING Groep NV CVA(a)	3,403,182
356,113	Koninklijke (Royal) KPN NV(a)	1,135,927
44,111	Koninklijke Ahold NV	770,513
35,567	Koninklijke BAM Groep NV	96,843
3,527	Koninklijke Boskalis Westminster NV	188,482
10,438	Koninklijke DSM NV	721,765
47,366	Koninklijke Philips Electronics NV	1,462,712
4,527	Nutreco NV(b)	193,374
92,909	PostNL NV(a)	464,804
5,243	Randstad Holding NV	260,051
13,001	Reed Elsevier NV	292,677
340,603	Royal Dutch Shell PLC, Class A	14,036,723
216,956	Royal Dutch Shell PLC, Class B	9,360,456
64,209	Royal Imtech NV(a)(b)	50,860
10,544	SBM Offshore NV(a)	141,855
68,968	SNS REAAL NV(a)(b)	0
17,723	Tenaris SA	382,022
24,957	TNT Express NV	201,357
53,185	Unilever NV CVA	2,192,843
13,292	Wolters Kluwer NV	368,054
5,967	Ziggo NV	268,936

		40,244,538

	New Zealand - 0.1%
33,975	Fletcher Building Ltd.	262,987
172,012	Telecom Corp. of New Zealand Ltd.	414,626

		677,613

	Norway - 0.9%
9,624	Aker Solutions ASA	142,418
52,593	DNB ASA	935,276
7,157	Gjensidige Forsikring ASA	138,184
17,229	Marine Harvest ASA	234,715
94,527	Norsk Hydro ASA	561,334
58,454	Orkla ASA	531,354
18,773	Petroleum Geo-Services ASA	160,365
287,626	REC Silicon ASA(a)	160,299
18,217	Seadrill Ltd.	657,461
95,406	Statoil ASA	2,728,245
27,208	Storebrand ASA(a)	151,289
29,647	Telenor ASA	682,092
10,868	Yara International ASA	497,149

		7,580,181

	Portugal - 0.2%
1,698,152	Banco Comercial Portugues SA(a)	243,572
146,895	Banco Espirito Santo SA(a)	39,506
162,929	EDP-Energias de Portugal SA	763,651
15,894	Galp Energia SGPS SA	281,989
8,822	Jeronimo Martins SGPS SA	115,324
150,468	Portugal Telecom SGPS SA	324,739

		1,768,781

	Singapore - 0.9%
82,382	Ascendas REIT	153,825

Schedule of Investments

134,383	CapitaLand Ltd.	$371,536
104,948	CapitaMall Trust REIT	165,683
89,939	ComfortDelGro Corp. Ltd.	186,675
78,728	DBS Group Holdings Ltd.	1,149,517
72,626	Global Logistic Properties Ltd.	162,381
410,836	Hutchison Port Holdings Trust	306,073
72,636	Keppel Corp. Ltd.	637,970
99,249	Oversea-Chinese Banking Corp. Ltd.	793,769
41,336	SembCorp Industries Ltd.	181,529
41,190	SembCorp Marine Ltd.	136,656
17,764	Singapore Airlines Ltd.	147,055
57,295	Singapore Press Holdings Ltd.	190,547
45,670	Singapore Technologies Engineering Ltd.	139,076
353,144	Singapore Telecommunications Ltd.	1,151,818
47,056	United Overseas Bank Ltd.	911,065
139,875	Wilmar International Ltd.	366,543

		7,151,718

	South Korea - 3.9%
15,920	BS Financial Group, Inc.	256,337
1,606	CJ Corp.	228,123
2,319	Daelim Industrial Co. Ltd.	209,823
6,006	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	145,205
3,720	Dongbu Insurance Co. Ltd.	212,085
4,396	Doosan Heavy Industries & Construction Co. Ltd.	129,590
10,739	Doosan Infracore Co. Ltd.(a)	136,869
1,158	E-Mart Co. Ltd.	261,940
4,939	GS Engineering & Construction Corp.(a)	188,843
6,354	GS Holdings	291,474
19,518	Hana Financial Group, Inc.	795,645
4,873	Hanwha Corp.	139,384
3,137	Hyosung Corp.	229,205
4,003	Hyundai Engineering & Construction Co. Ltd.	246,914
3,892	Hyundai Heavy Industries Co. Ltd.	569,875
6,192	Hyundai Marine & Fire Insurance Co. Ltd.	183,739
2,228	Hyundai Mobis	669,798
9,560	Hyundai Motor Co.	2,283,388
4,070	Hyundai Steel Co.	313,610
19,369	Industrial Bank of Korea	290,200
27,814	KB Financial Group, Inc.	1,087,827
15,291	Kia Motors Corp.	905,990
2,290	KJB Financial Group Co. Ltd.(a)	27,181
3,503	KNB Financial Group Co. Ltd.(a)	47,202
32,857	Korea Electric Power Corp.	1,356,987
3,339	Korea Gas Corp.(a)	200,109
5,367	Korean Air Lines Co. Ltd.(a)	187,977
21,224	KT Corp.	687,609
5,743	KT&G Corp.	556,504
2,404	LG Chem Ltd.	680,609
6,069	LG Corp.	409,776
24,159	LG Display Co. Ltd.(a)	800,325
15,385	LG Electronics, Inc.	1,149,553
6,629	LG International Corp.	192,837
17,557	LG Uplus Corp.	162,614
857	Lotte Chemical Corp.	147,162
904	Lotte Shopping Co. Ltd.	280,123
2,125	LS Corp.	150,715
930	OCI Co. Ltd.(a)	147,935
6,811	POSCO	2,236,428
8,425	Samsung C&T Corp.	604,098
3,192	Samsung Electro-Mechanics Co. Ltd.	196,579
4,364	Samsung Electronics Co. Ltd.	5,702,050
2,228	Samsung Engineering Co. Ltd.(a)	150,867

2,131	Samsung Fire & Marine Insurance Co. Ltd.	$586,732
10,769	Samsung Heavy Industries Co. Ltd.	293,886
4,406	Samsung Life Insurance Co. Ltd.	450,095
1,618	Samsung SDI Co. Ltd.	252,653
29,807	Shinhan Financial Group Co. Ltd.	1,484,768
730	Shinsegae Co. Ltd.	166,547
1,802	SK C&C Co. Ltd.	295,410
2,690	SK Holdings Co. Ltd.	457,995
12,724	SK Hynix, Inc.(a)	562,636
7,323	SK Innovation Co. Ltd.	737,394
23,533	SK Networks Co. Ltd.(a)	258,718
3,037	SK Telecom Co. Ltd.	780,044
4,526	S-Oil Corp.	243,066
30,818	Woori Finance Holdings Co. Ltd.(a)	421,261

		32,842,309

	Spain - 4.8%
888	Abengoa SA	5,147
44,427	Abengoa SA, Class B	236,703
22,949	Abertis Infraestructuras SA	504,035
3,528	Acciona SA(a)	290,686
19,877	ACS Actividades de Construccion y Servicios SA	870,601
7,154	Amadeus IT Holding SA, Class A	282,376
399,924	Banco Bilbao Vizcaya Argentaria SA	4,933,072
178,862	Banco de Sabadell SA	582,499
81,043	Banco Popular Espanol SA	496,852
1,256,064	Banco Santander SA	12,683,594
79,148	Bankia SA(a)	155,779
28,755	Bankinter SA	249,120
89,479	CaixaBank SA	538,633
34,588	Distribuidora Internacional de Alimentacion SA	287,298
9,288	Enagas SA	309,317
26,252	Ferrovial SA	550,763
6,677	Fomento de Construcciones y Contratas SA(a)	145,175
13,034	Gamesa Corp. Tecnologica SA(a)	163,949
21,229	Gas Natural SDG SA	652,023
2,937	Hochtief AG	246,943
389,023	Iberdrola SA	2,897,175
7,443	Indra Sistemas SA	115,272
21,166	Industria de Diseno Textil, SA (Inditex)	618,936
15,815	Leighton Holdings Ltd.	324,941
93,095	Mapfre SA	358,985
4,119	Red Electrica Corp. SA	353,821
107,863	Repsol SA	2,687,252
17,093	Telefonica Deutschland Holding AG	134,341
513,635	Telefonica SA	8,391,246

		40,066,534

	Sweden - 1.9%
8,269	Alfa Laval AB	188,107
6,657	Assa Abloy AB, Class B	327,743
18,018	Atlas Copco AB, Class A	539,031
11,202	Atlas Copco AB, Class B	303,167
19,864	Boliden AB	323,015
16,309	Electrolux AB, Series B	405,957
5,174	Getinge AB, Class B	126,167
25,480	Hennes & Mauritz AB, Class B	1,043,780
4,544	Hexagon AB, Class B	141,137
4,048	Industrivarden AB, Class A	78,956
2,327	Industrivarden AB, Class C	43,366
9,257	Meda AB, Class A	149,191
109	NCC AB, Class A	3,422
5,987	NCC AB, Class B	187,431
147,606	Nordea Bank AB	1,983,483
13,897	Ratos AB, Class B	113,596

Schedule of Investments

51,320	Sandvik AB	$647,264
26,485	Securitas AB, Class B	308,150
52,114	Skandinaviska Enskilda Banken AB, Class A	699,537
29,499	Skanska AB, Class B	613,819
17,586	SKF AB, Class B	415,589
23,166	SSAB AB, Class A(a)(b)	224,584
10,441	SSAB AB, Class B(a)(b)	91,847
23,768	Svenska Cellulosa (SCA) AB, Class B	586,805
19,012	Svenska Handelsbanken AB, Class A	918,672
36,839	Swedbank AB, Class A	945,787
5,806	Swedish Match AB	190,088
26,426	Tele2 AB, Class B	322,387
140,220	Telefonaktiebolaget LM Ericsson, Class B	1,734,997
132,877	TeliaSonera AB	996,681
8,266	Trelleborg AB, Class B	158,594
80,052	Volvo AB, Class B	980,661

		15,793,011

	Switzerland - 5.1%
87,973	ABB Ltd.	2,029,774
6,218	Adecco SA	466,367
2,457	Aryzta AG	222,922
3,156	Baloise Holding AG	381,094
7,191	Chugai Pharmaceutical Co. Ltd.	241,949
13,305	Clariant AG	248,454
9,882	Coca-Cola HBC AG	232,071
7,656	Compagnie Financiere Richemont SA	729,564
78,190	Credit Suisse Group AG	2,127,373
777	Geberit AG	261,136
189	Georg Fischer AG	125,231
214	Givaudan SA	350,901
521,411	Glencore PLC	3,169,513
324	Helvetia Holding AG	158,205
12,770	Holcim Ltd.	1,023,791
5,793	Julius Baer Group Ltd.	246,870
1,755	Kuehne + Nagel International AG	234,309
2	Lindt & Spruengli AG	124,557
17	Lindt & Spruengli AG NVTG	88,319
2,043	Lonza Group AG	226,925
102,690	Nestle SA	7,628,626
74,049	Novartis AG	6,478,168
15,698	Roche Holding AG	4,569,736
555	Schindler Holding AG	82,154
1,164	Schindler Holding AG NVTG	174,222
137	SGS SA	299,372
50	Sika AG	194,655
1,005	Sonova Holding AG	156,392
44,675	STMicroelectronics NV	372,100
1,024	Sulzer AG	135,700
895	Swatch Group AG (The)	89,815
572	Swatch Group BR AG (The)	306,287
2,666	Swiss Life Holding AG	618,343
21,324	Swiss Re AG	1,816,281
964	Swisscom AG	535,379
2,891	Syngenta AG	1,032,023
88,946	UBS AG	1,532,810
12,163	Zurich Insurance Group AG	3,540,686

		42,252,074

	United Kingdom - 15.7%
18,673	3i Group PLC	119,009
20,558	Aberdeen Asset Management PLC	143,622
7,288	Admiral Group PLC	179,274
6,010	Aggreko PLC	174,523
12,511	AMEC PLC	240,372
28,976	Amlin PLC	223,174
91,906	Anglo American PLC	2,481,086

7,626	Associated British Foods PLC	$357,667
62,003	AstraZeneca PLC	4,547,806
267,086	Aviva PLC	2,270,388
8,916	Babcock International Group PLC	165,281
210,461	BAE Systems PLC	1,520,064
68,644	Balfour Beatty PLC	275,706
1,243,885	Barclays PLC	4,739,814
29,754	Barratt Developments PLC	175,416
128,259	BG Group PLC	2,537,844
94,050	BHP Billiton PLC	3,221,739
1,795,354	BP PLC	14,670,500
68,566	British American Tobacco PLC	4,031,919
29,833	British Land Co. PLC (The) REIT	354,080
28,375	British Sky Broadcasting Group PLC	421,089
278,791	BT Group PLC	1,828,602
10,828	Bunzl PLC	290,849
8,259	Burberry Group PLC	197,163
266,406	Cable & Wireless Communications PLC	211,393
16,144	Capita PLC	327,616
37,117	Carillion PLC	209,488
24,863	Catlin Group Ltd.	211,770
369,234	Centrica PLC	1,926,237
42,547	Cobham PLC	210,109
58,395	Compass Group PLC	953,841
109,015	Debenhams PLC	121,565
15,022	Delta Lloyd NV	347,017
59,286	Diageo PLC	1,787,652
81,686	Direct Line Insurance Group PLC	393,045
388,360	Dixons Retail PLC(a)	338,980
20,092	Drax Group PLC	237,280
28,151	DS Smith PLC	124,617
23,759	Experian PLC	407,942
117,780	FirstGroup PLC(a)	251,543
110,815	Friends Life Group Ltd.	621,696
105,249	G4S PLC	446,362
47,463	GKN PLC	274,371
200,628	GlaxoSmithKline PLC	4,865,715
9,562	Greene King PLC	133,345
29,708	Hammerson PLC REIT	301,438
25,038	Hang Seng Bank Ltd.	425,805
77,722	Hays PLC	160,086
12,964	Hiscox Ltd.	147,629
101,762	Home Retail Group PLC	285,883
1,233,262	HSBC Holdings PLC	13,250,583
31,402	ICAP PLC	184,390
8,381	IMI PLC	200,500
46,324	Imperial Tobacco Group PLC	2,010,748
23,594	Inchcape PLC	256,131
24,348	Informa PLC	200,560
16,250	Inmarsat PLC	200,000
6,782	InterContinental Hotels Group PLC	275,946
19,051	Intermediate Capital Group PLC	129,588
51,480	International Consolidated Airlines Group SA(a)	287,510
2,868	Intertek Group PLC	124,150
36,758	Intu Properties PLC REIT	204,048
30,736	Investec PLC	266,982
61,423	ITV PLC	216,423
130,993	J Sainsbury PLC	691,995
15,700	John Wood Group PLC	198,797
8,252	Johnson Matthey PLC	412,243
55,394	Kazakhmys PLC(a)	303,758
117,729	Kingfisher PLC	597,478
60,112	Ladbrokes PLC	133,963
13,543	Lancashire Holdings Ltd.	140,046

Schedule of Investments

30,488	Land Securities Group PLC REIT	$536,862
270,402	Legal & General Group PLC	1,070,082
2,011,893	Lloyds Banking Group PLC(a)	2,522,033
271,678	Man Group PLC	545,822
91,204	Marks & Spencer Group PLC	662,421
27,246	Meggitt PLC	233,907
16,593	Mondi PLC	292,186
182,883	National Grid PLC	2,641,453
2,895	Next PLC	330,892
318,450	Old Mutual PLC	1,052,697
42,575	Pearson PLC	820,143
17,338	Pennon Group PLC	238,565
5,912	Persimmon PLC	125,065
8,551	Petrofac Ltd.	158,370
4,935	Provident Financial PLC	177,216
90,542	Prudential PLC	2,090,388
16,501	Reckitt Benckiser Group PLC	1,461,185
22,285	Reed Elsevier PLC	359,119
66,664	Rentokil Initial PLC	133,370
42,614	Rexam PLC	360,445
19,563	Rio Tinto Ltd.	1,207,301
55,442	Rio Tinto PLC	3,175,003
61,116	Rolls-Royce Holdings PLC	1,073,094
168,230	Royal Bank of Scotland Group PLC(a)	1,009,132
99,220	RSA Insurance Group PLC	768,382
25,389	SABMiller PLC	1,387,944
34,635	Sage Group PLC (The)	215,828
2,271	Schroders PLC	91,636
993	Schroders PLC NVTG	31,082
35,924	Segro PLC REIT	217,068
33,050	Serco Group PLC	201,822
12,388	Severn Trent PLC	404,699
22,098	Smith & Nephew PLC	382,781
14,002	Smiths Group PLC	301,405
75,614	SSE PLC	1,859,993
117,129	Standard Chartered PLC	2,436,265
127,017	Standard Life PLC	803,731
12,204	Subsea 7 SA	203,463
25,683	Tate & Lyle PLC	270,570
71,200	Taylor Wimpey PLC	133,790
688,016	Tesco PLC	2,996,869
125,074	Thomas Cook Group PLC(a)	258,463
7,794	Travis Perkins PLC	220,407
20,711	Tullow Oil PLC	254,730
41,074	Unilever PLC	1,782,172
35,008	United Utilities Group PLC	526,025
2,537,676	Vodafone Group PLC	8,487,311
5,115	Weir Group PLC (The)	221,677
3,383	Whitbread PLC	245,767
27,300	William Hill PLC	162,515
233,002	William Morrison Supermarkets PLC	663,234
12,022	Wolseley PLC	628,387
41,913	WPP PLC	837,818

		130,447,836

	United States - 0.3%
7,726	Carnival PLC	280,051
4,604	Catamaran Corp.(a)	209,974
9,494	Celesio AG	325,323
9,669	Imperial Oil Ltd.	496,928
6,536	QIAGEN NV(a)	160,168
23,846	Sands China Ltd.	177,382
22,581	Transocean Ltd.(a)	911,634
1,722	Valeant Pharmaceuticals International, Inc.(a)	202,198

		2,763,658

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $722,527,711)-100.0%	$833,266,957

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 0.5%
4,139,620	Invesco Liquid Assets Portfolio - Institutional Class(c)(d) (Cost $4,139,620)	4,139,620

	Total Investments (Cost $726,667,331)(e)-100.5%	837,406,577
	Other assets less liabilities-(0.5%)	(4,150,233)

	Net Assets-100.0%	$833,256,344

Investment Abbreviations:

CVA - Dutch Certificates

FDR - Fiduciary Depositary Receipt

NVTG - Non-voting Shares

REIT - Real Estate Investment Trust

RSP - Registered Savings Plan Shares

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2014.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of July 31, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman & Co.	$3,887,166	$(3,887,166)	$—

*	Amount does not include excess collateral received, if any.
(e)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $741,420,756. The net unrealized appreciation was $95,985,821, which consisted of aggregate gross unrealized appreciation of $129,364,751 and aggregate gross unrealized depreciation of $33,378,930.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI

Developed Markets ex-U.S. Small-

Mid Portfolio (PDN)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Australia - 5.8%
21,014	Abacus Property Group REIT	$50,600
29,837	Adelaide Brighton Ltd.	101,526
20,489	ALS Ltd.	148,770
78,230	Alumina Ltd.(a)	116,732
5,586	Ansell Ltd.	98,829
29,557	Ardent Leisure Group	70,896
13,265	Aristocrat Leisure Ltd.	70,295
80,376	Atlas Iron Ltd.	47,824
81,213	Ausdrill Ltd.	82,299
111,706	AusNet Services	140,202
32,242	Australand Property Group REIT	134,589
12,562	Automotive Holdings Group Ltd.	45,664
23,877	Aveo Group	47,949
47,517	AWE Ltd.(a)	80,622
67,753	Beach Energy Ltd.	106,768
148,174	Billabong International Ltd.(a)	73,700
24,061	Bradken Ltd.	101,110
19,224	BWP Trust REIT	45,754
11,663	Cabcharge Australia Ltd.	50,095
9,422	Cardno Ltd.	55,186
3,749	carsales.Com Ltd.	40,117
28,021	Challenger Ltd.	210,493
13,134	Charter Hall Group REIT	52,994
20,939	Charter Hall Retail REIT	78,063
2,344	Cochlear Ltd.	138,707
10,458	Contact Energy Ltd.	49,174
63,465	Cromwell Property Group REIT	60,183
59,782	CSR Ltd.	210,090
12,742	DuluxGroup Ltd.	65,391
74,727	Echo Entertainment Group Ltd.	232,042
146,262	Emeco Holdings Ltd.(a)	29,916
49,287	Envestra Ltd.	60,027
43,536	Evolution Mining Ltd.	31,571
51,153	Federation Centres REIT	122,697
1,757	Flight Centre Travel Group Ltd.	77,590
144,893	Goodman Fielder Ltd.	86,213
19,700	GrainCorp Ltd., Class A	159,524
9,916	GUD Holdings Ltd.	68,773
83,310	Gunns Ltd.(a)	0
19,463	GWA Group Ltd.	53,380
42,654	Harvey Norman Holdings Ltd.	122,535
4,678	iiNET Ltd.	33,184
7,999	Independence Group NL	36,291
40,910	Investa Office Fund REIT	135,781
4,007	Invocare Ltd.	39,451
10,848	IOOF Holdings Ltd.	88,045
4,516	Iress Ltd.	36,779
7,132	JB Hi-Fi Ltd.	132,082
51,238	Kagara Ltd.(a)	0
43,665	Kingsgate Consolidated Ltd.(a)	37,145
13,124	Mermaid Marine Australia Ltd.	24,769

6,076	Mineral Resources Ltd.	$62,702
6,233	Monadelphous Group Ltd.	92,717
61,772	Mount Gibson Iron Ltd.	42,211
8,409	Navitas Ltd.	38,777
39,688	NRW Holdings Ltd.	39,850
23,600	Nufarm Ltd.	95,443
21,373	OceanaGold Corp.(a)	61,057
22,538	Oil Search Ltd.	198,640
79,508	Pacific Brands Ltd.	41,764
124,692	Paladin Energy Ltd.(a)	43,472
38,206	PanAust Ltd.	80,986
1,774	Perpetual Ltd.	80,518
4,850	Platinum Asset Management Ltd.	28,948
8,604	Premier Investments Ltd.	77,672
39,041	Primary Health Care Ltd.	176,401
17,810	Qube Holdings Ltd.	37,587
3,365	Ramsay Health Care Ltd.	151,385
68,602	Resolute Mining Ltd.(a)	38,268
13,062	SAI Global Ltd.	59,140
4,497	Seek Ltd.	69,360
8,123	Seven Group Holdings Ltd.	58,301
72,504	Seven West Media Ltd.	138,184
87,081	Sigma Pharmaceuticals Ltd.	63,553
16,553	Skilled Group Ltd.	39,397
45,243	Southern Cross Media Group Ltd.	50,896
41,251	Spark Infrastructure Group	72,292
106,946	St. Barbara Ltd.(a)	10,937
24,509	STW Communications Group Ltd.	33,837
4,400	Super Retail Group Ltd.	38,616
221,224	Ten Network Holdings Ltd.(a)	58,617
74,191	Transfield Services Ltd.(a)	93,807
98,532	Transpacific Industries Group Ltd.(a)	99,392
5,665	Village Roadshow Ltd.	41,133
112,977	Virgin Australia Airlines Services(a)	0
88,116	Virgin Australia Holdings Ltd.(a)	33,178
11,602	Western Areas Ltd.	54,579
69,825	Whitehaven Coal Ltd.(a)	110,682

		6,696,716

	Austria - 0.9%
1,370	ams AG	49,117
4,067	CA Immobilien Anlagen AG	81,380
3,695	Conwert Immobilien Invest SE	45,326
1,907	EVN AG	26,332
477	Flughafen Wien AG	44,765
961	Lenzing AG	56,119
289	Mayr-Melnhof Karton AG	34,511
2,353	Oesterreichische Post AG	110,333
2,265	RHI AG	70,309
368	Schoeller-Bleckmann Oilfield Equipment AG	43,773
5,998	Verbund AG	112,756
3,485	Vienna Insurance Group AG Wiener Versicherung Gruppe	173,368
6,530	Wienerberger AG	98,293
1,893	Zumtobel AG	39,018

		985,400

	Belarus - 0.1%
3,580	Tieto Oyj	95,322

	Belgium - 1.3%
1,064	Ackermans & van Haaren NV	128,896
21,404	AGFA-Gevaert NV(a)	63,893
575	Barco NV	42,314
936	Befimmo SA REIT	73,226
4,290	Bekaert SA NV	160,347
4,530	bpost SA	113,768

Schedule of Investments

382	Cie d’Entreprises CFE	$37,526
1,227	Cofinimmo REIT	152,122
2,420	D’ieteren SA/NV	102,303
1,288	Elia System Operator SA/NV	62,644
2,487	Euronav SA(a)	30,215
540	EVS Broadcast Equipment SA	27,672
664	Gimv NV	32,508
1,851	Imerys SA	144,462
36,428	Nyrstar	150,852
402	Sofina SA	45,295
2,205	Tessenderlo Chemie NV(a)	63,830

		1,431,873

	Bermuda - 0.1%
8,869	Daily Mail & General Trust PLC NV, Class A	125,553

	British Virgin Islands - 0.2%
15,000	First Resources Ltd.	27,167
33,000	Orient Overseas International Ltd.	176,282

		203,449

	Cambodia - 0.0%
34,000	NagaCorp Ltd.	30,051

	Canada - 9.5%
15,478	Advantage Oil & Gas Ltd.(a)	82,889
6,522	Aecon Group, Inc.	98,311
10,896	African Barrick Gold PLC	48,197
9,552	AGF Management Ltd., Class B	103,711
4,561	Alamos Gold, Inc.	40,639
7,919	Algonquin Power & Utilities Corp.(b)	58,993
1,683	Allied Properties Real Estate Investment Trust REIT	54,046
7,119	Argonaut Gold, Inc.(a)(b)	26,026
4,255	Artis Real Estate Investment Trust REIT	60,777
16,406	Athabasca Oil Corp.(a)	93,886
2,710	ATS Automation Tooling Systems, Inc.(a)	36,917
20,511	AuRico Gold, Inc.(b)	84,407
12,224	B2Gold Corp.(a)(b)	31,665
8,954	Bankers Petroleum Ltd.(a)	50,665
2,234	Bell Aliant, Inc.	63,409
32,040	Bellatrix Exploration Ltd.(a)	237,508
4,154	Birchcliff Energy Ltd.(a)	41,553
3,376	Black Diamond Group Ltd.	90,893
13,055	BlackPearl Resources, Inc.(a)	25,783
1,633	Boardwalk REIT	97,351
704	Bonterra Energy Corp.(b)	39,020
10,462	CAE, Inc.	133,772
3,806	Calfrac Well Services Ltd.	72,893
4,482	Calloway REIT	108,072
7,997	Canaccord Genuity Group, Inc.	93,145
1,877	Canadian REIT	78,915
3,767	Canadian Apartment Properties REIT	79,586
8,985	Canadian Energy Services & Technology Corp.(b)	78,324
3,200	Canadian Western Bank	122,339
9,423	Canexus Corp.(b)	40,855
3,099	Canfor Corp.(a)	65,729
27,053	Capstone Mining Corp.(a)	72,562
1,069	CCL Industries, Inc., Class B	105,992
16,755	Centerra Gold, Inc.	87,265
5,243	Chartwell Retirement Residences	52,013
3,820	Cineplex, Inc.	136,778
674	Cogeco Cable, Inc.	37,531
5,282	Cominar REIT	91,312
192	Constellation Software, Inc	45,679
5,228	Corus Entertainment, Inc., Class B	115,735

9,583	Cott Corp.	$65,492
10,264	Crew Energy, Inc.(a)	92,679
6,985	Detour Gold Corp.(a)	78,855
4,323	DH Corp.	130,844
1,088	Dollarama, Inc.	89,696
3,680	Dominion Diamond Corp.(a)	51,685
1,610	Dorel Industries, Inc., Class B	56,760
3,553	Dream Office Real Estate Investment Trust REIT	94,712
5,942	Dundee Corp., Class A(a)	98,356
5,929	Dundee Precious Metals, Inc.(a)	28,157
7,975	Emera, Inc.(b)	246,946
2,748	Enerflex Ltd.	46,597
5,995	Ensign Energy Services, Inc.	96,645
9,617	Extendicare, Inc.	65,989
5,741	First Capital Realty, Inc.	99,511
3,270	First Majestic Silver Corp.(a)	34,753
1,711	FirstService Corp.	95,479
2,865	Franco-Nevada Corp.	162,350
7,074	Gibson Energy, Inc.(b)	217,357
2,280	Gildan Activewear, Inc.	133,807
1,175	Granite Real Estate Investment Trust REIT	43,723
2,435	Great Canadian Gaming Corp.(a)	35,318
7,704	H&R REIT	163,683
2,320	Home Capital Group, Inc.	110,603
13,875	HudBay Minerals, Inc.	149,246
3,260	Hudson’s Bay Co.	49,290
4,448	Innergex Renewable Energy, Inc.	42,901
6,796	InnVest REIT	34,834
3,355	Jean Coutu Group (PJC), Inc. (The), Class A	66,536
2,877	Laurentian Bank of Canada	136,232
12,511	Legacy Oil + Gas, Inc.(a)	94,811
2,397	Linamar Corp.	130,699
34,693	Lundin Mining Corp.(a)	199,812
761	MacDonald Dettwiler & Associates Ltd.	56,957
6,042	Major Drilling Group International, Inc.	49,894
4,636	Manitoba Telecom Services, Inc.	133,631
7,261	Maple Leaf Foods, Inc.	131,194
8,494	Martinrea International, Inc.	100,104
5,324	MEG Energy Corp.(a)	191,217
2,672	Methanex Corp.	174,165
1,783	Morguard REIT	29,366
4,890	Mullen Group Ltd.(b)	125,366
10,828	Nevsun Resources Ltd.	41,178
24,751	New Gold, Inc.(a)	152,555
1,902	North West Co., Inc. (The)	41,931
4,316	Northland Power, Inc.	69,816
5,480	Nuvista Energy Ltd.(a)	50,388
2,296	Open Text Corp.	127,892
1,583	Osisko Gold Royalties Ltd.(a)	22,611
8,430	Pan American Silver Corp.	124,051
7,296	Parkland Fuel Corp.(b)	137,992
1,775	Pason Systems, Inc.	45,310
3,576	Peyto Exploration & Development Corp.(b)	120,388
7,105	Progressive Waste Solutions Ltd.	178,628
10,506	Reitmans (Canada) Ltd., Class A	58,096
2,946	Ritchie Bros Auctioneers, Inc.(b)	71,441
6,202	RONA, Inc.	68,876
5,738	Russel Metals, Inc.	185,688
4,950	Savanna Energy Services Corp.	36,239
1,913	Secure Energy Services, Inc.	40,539
10,529	SEMAFO, Inc.(a)	45,553
2,445	ShawCor Ltd.	123,951
60,829	Sherritt International Corp.	250,323
4,376	Silver Standard Resources, Inc.(a)(b)	40,237
6,305	Silver Wheaton Corp.	164,944

Schedule of Investments

12,817	Silvercorp Metals, Inc.	$24,018
1,145	Stantec, Inc.	72,761
14,147	Superior Plus Corp.(b)	180,890
15,208	Taseko Mines Ltd.(a)	35,064
1,172	TMX Group Ltd.(b)	61,676
3,862	Toromont Industries Ltd.	92,413
2,633	Tourmaline Oil Corp.(a)	124,146
8,497	Transcontinental, Inc., Class A	108,569
6,602	TransForce, Inc.	167,195
9,457	Trican Well Service Ltd.	136,732
1,736	Trilogy Energy Corp.	44,251
9,277	Trinidad Drilling Ltd.	89,817
1,973	West Fraser Timber Co. Ltd.	90,019
2,017	Westshore Terminals Investment Corp.(b)	61,511
4,219	Whitecap Resources, Inc.(b)	61,503
2,559	WSP Global, Inc.	85,915

		10,956,502

	China - 1.0%
14,344	AAC Technologies Holdings, Inc.	85,878
13,502	China Gold International Resources Corp.Ltd.(a)	39,688
31,954	China Mengniu Dairy Co. Ltd.	155,440
341,612	China Rongsheng Heavy Industries Group Holdings Ltd.(a)	69,644
152,017	China Travel International Investment Hong Kong Ltd.	36,288
107,000	Honghua Group Ltd.	26,232
23,796	Minth Group Ltd.	45,811
1,664,200	Semiconductor Manufacturing International Corp.(a)	154,609
247,106	Shougang Fushan Resources Group Ltd.	64,725
67,000	SITC International Holdings Co. Ltd.	29,480
67,984	Sun Art Retail Group Ltd.	84,826
60,644	Tingyi Cayman Islands Holding Corp.	172,541
146,028	Yangzijiang Shipbuilding Holdings Ltd.	127,556
41,582	Yingde Gases Group Co. Ltd.	45,552

		1,138,270

	Denmark - 1.2%
7,819	Alm. Brand A/S(a)	40,135
1,639	Chr. Hansen Holding A/S	67,804
1,080	Coloplast A/S, Class B	91,470
721	D/S Norden A/S	22,128
2,849	GN Store Nord A/S	72,813
3,093	H. Lundbeck A/S	70,833
1,399	Matas A/S	35,529
1,793	NKT Holding A/S	112,630
3,404	Novozymes A/S, Class B	168,618
1,898	Pandora A/S	130,262
239	Rockwool International A/S, Class B	39,913
243	Royal Unibrew A/S(a)	35,588
887	Schouw & Co. A/S	41,072
1,436	Simcorp A/S	46,519
2,730	Spar Nord Bank A/S	29,643
4,897	Sydbank A/S(a)	134,118
3,954	Topdanmark A/S(a)	122,130
1,165	Tryg A/S	117,194
452	William Demant Holding(a)	39,328

		1,417,727

	Egypt - 0.1%
57,369	Centamin PLC(a)	69,882

	Finland - 1.3%
5,916	Amer Sports Oyj	116,755
3,113	Cargotec Corp., Class B	113,751
7,351	Caverion Corp.	60,981
10,049	Citycon Oyj	36,975

1,957	Cramo Oyj	$39,879
6,176	Huhtamaki Oyj	164,691
7,043	Kemira Oyj	96,026
4,549	Konecranes Oyj	148,147
32,355	Outokumpu Oyj(a)	262,993
12,167	Outotec Oyj	126,736
4,136	Ramirent Oyj	39,457
11,799	Sanoma Oyj	92,591
17,837	Sponda Oyj	91,884
1,911	Stockmann Oyj Abp, Class B	27,385
2,744	Uponor Oyj	42,369

		1,460,620

	France - 3.5%
1,258	Alten Ltd.	60,587
6,626	Altran Technologies SA	69,683
78,258	Beni Stabili SpA REIT	63,611
575	bioMerieux	59,786
200	Bollore SA	123,457
3,980	Bourbon SA	114,493
8,238	Bull(a)	54,341
2,468	Dassault Systemes	165,572
17,019	Derichebourg SA	50,325
1,545	Eramet(a)	192,871
4,029	Etablissements Maurel et Prom(a)	61,186
110	Eurofins Scientific	32,814
1,078	Gecina SA REIT	153,828
979	Groupe FNAC SA(a)	43,292
4,138	Groupe Steria SCA(b)	114,885
12,216	Havas SA	95,618
117	Hermes International	40,397
441	Iliad SA	121,552
877	Ingenico	88,864
1,927	Ipsos	52,198
2,234	JC Decaux SA	76,640
1,455	Korian-Medica	52,661
184	LISI	28,657
2,674	Mercialys SA REIT	63,417
6,607	Metropole Television SA	121,110
5,531	Mobistar SA(a)	110,082
2,639	Nexity	100,015
1,445	Orpea	94,708
22,399	Parmalat SpA	73,906
2,466	Plastic Omnium SA	65,512
141	Puma SE	36,034
2,310	Rallye SA	115,904
1,054	Remy Cointreau SA	86,237
1,884	Rubis	112,994
1,909	Saft Groupe SA	70,369
1,873	SEB SA	151,743
1,190	Societe BIC SA	163,999
8,132	Societe Television Francaise 1	120,176
135,167	Solocal Group(a)	110,321
318	Sopra Group SA	34,396
26,450	Technicolor SA(a)	191,213
8,674	UbiSoft Entertainment SA(a)	145,363
628	Vicat SA	49,970
276	Vilmorin & Cie SA(b)	32,497
125	Virbac SA	26,760

		3,994,044

	Georgia - 0.1%
1,237	Bank of Georgia Holdings PLC	50,853

	Germany - 3.3%
3,077	Aareal Bank AG	131,127
10,442	Air Berlin PLC(a)(b)	18,177
3,112	Aixtron SE(a)	42,242

Schedule of Investments

4,575	Alstria Office AG REIT	$60,528
1,860	Aurelius AG	65,701
2,410	Axel Springer AG	135,964
1,242	Bauer AG(a)	27,013
1,415	BayWa AG	70,420
666	Bechtle AG	51,818
2,329	Deutsche Euroshop AG	110,064
4,617	Deutsche Wohnen BR AG	100,169
5,302	Deutz AG	37,599
1,507	Dialog Semiconductor PLC(a)	46,084
2,424	DMG MORI SEIKI AG	74,353
228	Draegerwerk AG & Co. KGAA	18,087
425	Draegerwerk AG & Co. KGaA (Preference Shares)	38,378
475	Duerr AG	36,404
1,171	ElringKlinger AG	42,405
700	Euler Hermes SA	81,625
473	Fielmann AG	59,756
2,157	Fraport AG Frankfurt Airport Services Worldwide	142,355
952	Fuchs Petrolub SE	38,220
1,954	Fuchs Petrolub SE (Preference Shares)	78,695
6,344	GAGFAH SA(a)	111,366
1,454	Gerresheimer AG	100,580
838	Gerry Weber International AG	38,279
1,561	Hamburger Hafen und Logistik AG	40,331
21,219	Heidelberger Druckmaschinen AG(a)	69,757
1,563	Indus Holding AG	82,292
1,674	Jenoptik AG	22,253
949	Jungheinrich AG (Preference Shares)	57,952
1,421	KION Group AG	55,423
5,670	Kontron AG(a)	35,808
729	Krones AG	70,785
45	KSB AG (Preference Shares)	29,386
955	KUKA AG	53,143
76	KWS Saat AG	26,744
1,501	LEG Immobilien AG	105,197
1,861	MTU Aero Engines AG	161,005
3,446	Nordex SE(a)	63,236
1,042	Norma Group AG	51,481
539	Pfeiffer Vacuum Technology AG	53,584
81	Rational AG	26,341
1,114	Rheinmetall AG	67,812
3,599	Rhoen Klinikum AG	111,719
2,078	SGL Carbon SE(a)	66,951
1,022	Sixt SE	35,902
1,288	Sixt SE (Preference Shares)	35,846
910	SMA Solar Technology AG(a)(b)	24,656
2,743	Software AG	68,888
3,119	Stada Arzneimittel AG	129,099
4,445	TAG Immobilien AG	54,240
1,451	Takkt AG	24,268
1,956	United Internet AG	78,383
689	Vossloh AG	50,150
1,175	Wacker Chemie AG(b)	136,730
1,996	Wincor Nixdorf AG	101,632
1,057	Wirecard AG	39,352

		3,787,755

	Gibraltar - 0.0%
22,891	Bwin.Party Digital Entertainment PLC	33,217

	Greece - 0.7%
71,431	Alpha Bank AE(a)	57,345
12,353	Ellaktor SA(a)	62,807
1,923	Folli Follie Group(a)	80,534
9,497	Hellenic Petroleum SA	74,590

10,858	Intralot SA Integrated Lottery Systems & Services(a)	$26,877
3,378	JUMBO SA(a)	50,621
109,111	Marfin Investment Group Holdings SA(a)	64,966
2,074	Metka SA	33,578
6,265	Motor Oil (Hellas) Corinth Refineries SA	67,480
7,726	Mytilineos Holdings SA(a)	66,263
17,429	National Bank of Greece SA(a)	56,201
39,345	Piraeus Bank SA(a)	83,177
2,649	Titan Cement Co. SA	81,520
16,568	TT Hellenic Postbank SA(a)	0

		805,959

	Hong Kong - 2.9%
12,208	ASM Pacific Technology Ltd.	129,719
83,000	Brightoil Petroleum Holdings Ltd.(a)	25,596
12,663	Cafe de Coral Holdings Ltd.	45,260
124,497	Champion REIT	57,991
12,108	Cheung Kong Infrastructure Holdings Ltd.	85,615
12,108	Chow Sang Sang Holdings International Ltd.	31,481
25,762	Chow Tai Fook Jewellery Group Ltd.	37,562
20,160	Dah Sing Banking Group Ltd.	36,106
11,729	Dah Sing Financial Holdings Ltd.	66,741
168,000	First Pacific Co. Ltd.	202,683
51,000	Fortune REIT	48,367
14,688	Galaxy Entertainment Group Ltd.	124,989
86,695	Giordano International Ltd.	50,898
10,848	Great Eagle Holdings Ltd.	39,473
864,000	G-Resources Group Ltd.(a)	24,972
20,000	Hang Lung Group Ltd.	107,612
91,088	Hopewell Highway Infrastructure Ltd.	46,895
30,677	Hopewell Holdings Ltd.	106,874
147,340	Huabao International Holdings Ltd.	107,605
110,436	Hutchison Telecommunications Hong Kong Holdings Ltd.	47,452
32,952	Hysan Development Co. Ltd.	159,019
15,146	Johnson Electric Holdings Ltd.	58,629
69,070	Ju Teng International Holdings Ltd.	46,433
62,804	K Wah International Holdings Ltd.	46,110
25,000	Kerry Logistics Network Ltd.	41,032
15,582	Luk Fook Holdings International Ltd.	48,555
71,388	Midland Holdings Ltd.(a)	38,872
75,632	New World China Land Ltd.	45,281
35,804	NWS Holdings Ltd.	66,433
197,736	Pacific Basin Shipping Ltd.	120,172
20,426	Pacific Textile Holdings Ltd.	25,697
315,000	PCCW Ltd.	193,876
225,000	REXLot Holdings Ltd.	23,806
61,908	Shangri-La Asia Ltd.	98,253
256,562	Shui On Land Ltd.	69,189
113,800	Shun Tak Holdings Ltd.(a)	58,441
46,004	SmarTone Telecommunications Holding Ltd.	66,839
48,802	Techtronic Industries Co.	147,350
18,069	Television Broadcasts Ltd.	117,040
57,847	Texwinca Holdings Ltd.	54,488
51,804	Truly International Holdings Ltd.	31,416
12,378	VTech Holdings Ltd.	153,167
27,000	Wheelock & Co. Ltd.	137,089
79,388	Xinyi Glass Holdings Co. Ltd.	46,915
115,958	Yuexiu Real Estate Investment Trust REIT	57,156

		3,375,149

	Ireland - 0.6%
12,907	Aer Lingus Group PLC	22,882
13,814	C&C Group PLC	78,332
5,273	Glanbia PLC	81,277
11,231	Grafton Group PLC	109,312
19,025	Greencore Group PLC	84,893

Schedule of Investments

9,441	James Hardie Industries PLC	$120,073
122,154	Kenmare Resources PLC(a)	29,904
5,598	Kingspan Group PLC	95,724
795	Paddy Power PLC	56,121
9,878	UDG Healthcare PLC	59,270

		737,788

	Israel - 1.0%
16,960	Africa-Israel Investments Ltd.(a)	30,386
4,088	Alony Hetz Properties & Investments Ltd. REIT	29,952
1,642	Azrieli Group	53,470
10,582	Cellcom Israel Ltd.	130,889
1,742	Elbit Systems Ltd.	109,336
2,528	First International Bank of Israel Ltd.	40,740
5,854	Gazit-Globe Ltd.	78,370
7,085	Harel Insurance Investments & Financial Services Ltd.	41,533
93,650	Israel Discount Bank Ltd., Class A(a)	163,985
20,348	Migdal Insurance & Financial Holding Ltd.	32,638
7,598	Mizrahi Tefahot Bank Ltd.	96,419
1,502	NICE Systems Ltd.	59,780
274,722	Oil Refineries Ltd.(a)	83,208
3,829	Ormat Industries Ltd.	27,820
15,330	Partner Communications Co. Ltd.(a)	116,526
406	Paz Oil Co. Ltd.	65,276
13,210	Shikun & Binui Ltd.	31,654

		1,191,982

	Italy - 2.6%
3,864	ACEA SpA	56,353
6,313	Ansaldo STS SpA	61,746
6,483	Astaldi SpA	62,541
1,775	ASTM SpA	27,193
17,867	Autogrill SpA(a)	152,521
1,232	Azimut Holding SpA	31,847
317,772	Banca Carige SpA(a)	61,098
1,565	Banca Generali SpA	43,806
17,659	Banca Popolare di Sondrio Scarl	80,429
1,413	Brembo SpA	51,954
970	Brunello Cucinelli SpA	21,856
6,125	Buzzi Unicem SpA	99,572
4,321	Cementir Holding SpA	33,851
26,047	CIR-Compagnie Industriali Riunite SpA(a)	36,245
5,135	Credito Emiliano SpA	43,216
88,105	Credito Valtellinese Scarl(a)	108,100
3,249	Danieli & C Officine Meccaniche Spa-RSP	68,555
995	Danieli & C. Officine Meccaniche SpA	28,463
9,950	Davide Campari-Milano SpA	77,682
1,958	De’Longhi SpA	41,655
628	DiaSorin SpA	25,124
7,417	ERG SpA	109,957
3,782	Esprinet SpA	38,889
7,817	Geox SpA(a)	29,056
4,420	Gtech SpA	106,451
56,417	Hera SpA	152,482
3,647	Indesit Co. SpA(a)	52,945
2,582	Interpump Group SpA	32,975
57,466	Iren SpA	81,118
12,184	Italcementi SpA	90,722
324	Italmobiliare SpA	12,997
822	Italmobiliare SpA RSP	20,567
2,385	MARR SpA	39,538
17,136	Mediolanum SpA	130,689
19,055	Piaggio & C. SpA(a)	56,855
9,412	Prada SpA	67,159
34,244	RCS Mediagroup SpA(a)	51,179
3,917	Recordati SpA	64,726

2,364	Safilo Group SpA(a)	$49,343
980	Salvatore Ferragamo SpA	26,998
29,464	Saras SpA(a)	36,742
1,740	Societa’ Cattolica di Assicurazioni Scarl	37,134
4,506	Societa Iniziative Autostradali e Servizi SpA	53,689
20,230	Sorin SpA(a)	55,705
488	Tod’s SpA	53,574
44,177	UnipolSai SpA	134,177
1,414	UnipolSai SpA RSP, Class B	4,185
80,644	Vard Holdings Ltd.(a)	70,120
4,713	World Duty Free SpA(a)	53,790

		2,927,569

	Japan - 32.4%
29,000	77 Bank Ltd. (The)	152,565
908	ABC-Mart, Inc.	49,446
6,444	Accordia Golf Co. Ltd.	81,024
18,000	Achilles Corp.	25,555
17,978	ACOM Co. Ltd.(a)	72,027
2,354	Adastria Holdings Co. Ltd.	53,679
6,508	ADEKA Corp.	90,435
2,404	Aderans Co. Ltd.	35,604
7,260	Advantest Corp.	82,318
1,992	AEON Delight Co. Ltd.	48,214
5,048	AEON Financial Service Co. Ltd.	116,781
3,852	AEON Mall Co. Ltd.	91,173
2,544	Aica Kogyo Co. Ltd.	55,415
11,108	Aichi Steel Corp.	44,611
18,108	Aiful Corp.(a)	98,785
766	Ain Pharmaciez, Inc.	35,754
11,482	Akebono Brake Industry Co. Ltd.	56,051
2,566	Alpen Co. Ltd.	43,043
3,678	Alpine Electronics, Inc.	58,442
4,300	Amano Corp.	50,512
3,378	Anritsu Corp.	32,717
2,152	AOKI Holdings, Inc.	28,398
6,734	Aoyama Trading Co. Ltd.	173,008
51,530	Aozora Bank Ltd.	176,385
1,974	ARC Land Sakamoto Co. Ltd.	43,882
3,048	Arcs Co. Ltd.	64,852
3,140	Asahi Diamond Industrial Co. Ltd.	46,198
2,192	Asahi Holdings, Inc.	38,070
4,704	Asatsu-DK, Inc.	121,082
7,060	ASICS Corp.	151,038
1,018	ASKUL Corp.	28,104
8,034	Autobacs Seven Co. Ltd.	132,344
1,608	Avex Group Holdings, Inc.	27,802
6,582	Awa Bank Ltd. (The)	37,635
6,692	Azbil Corp.	169,781
826	Bank of Iwate Ltd. (The)	38,274
8,108	Bank of Nagoya Ltd. (The)	31,144
680	Bank of Okinawa Ltd. (The)	29,194
4,122	Bank of The Ryukyus Ltd.	60,967
13,272	BIC Camera, Inc.	115,768
1,692	Calbee, Inc.	50,677
28,114	Calsonic Kansei Corp.	186,725
1,644	Canon Electronics, Inc.	31,606
8,492	Canon Marketing Japan, Inc.	174,241
3,140	Capcom Co. Ltd.	57,740
1,992	Cawachi Ltd.	36,165
18,114	Central Glass Co. Ltd.	63,413
2,766	Century Tokyo Leasing Corp.	90,241
2,404	Chiyoda Co. Ltd.	53,511
8,108	Chiyoda Corp.	97,294
2,500	Chudenko Corp.	40,477
13,000	Chuetsu Pulp & Paper Co. Ltd.	23,134
14,100	Chugoku Bank Ltd. (The)	218,558

Schedule of Investments

5,630	Chugoku Marine Paints Ltd.	$43,087
20,200	Citizen Holdings Co. Ltd.	163,038
2,900	CKD Corp.	26,283
3,156	Coca-Cola East Japan Co. Ltd.	85,318
8,140	Coca-Cola West Co. Ltd.	136,307
2,272	Cocokara Fine, Inc.	62,591
3,318	Colowide Co. Ltd.	44,042
9,548	COMSYS Holdings Corp.	178,546
200	Cosmos Pharmaceutical Corp.	24,661
3,952	Daibiru Corp.	44,234
3,000	Daido Metal Co. Ltd.	41,105
36,154	Daiei, Inc. (The)(a)	104,417
4,522	Daifuku Co. Ltd.	63,234
9,266	Daihen Corp.	41,088
23,688	Daikyo, Inc.	50,447
15,200	Dainippon Screen Manufacturing Co. Ltd.	70,801
9,948	Daio Paper Corp.	87,838
13,004	Daishi Bank Ltd. (The)	48,306
55,692	Daiwabo Holdings Co. Ltd.	106,689
9,740	DCM Holdings Co. Ltd.	65,637
6,656	DeNA Co. Ltd.	87,055
1,008	DISCO Corp.	65,674
5,008	DMG Mori Seiki Co. Ltd.	64,527
2,596	Don Quijote Co. Ltd.	142,126
2,544	Doutor Nichires Holdings Co. Ltd.	43,045
18,688	DOWA Holdings Co. Ltd.	176,094
1,400	DTS Corp.	27,841
5,018	Duskin Co. Ltd.	92,323
778	DyDo Drinco, Inc.	34,537
1,226	Earth Chemical Co. Ltd.	47,748
26,600	EDION Corp.	177,445
3,318	EXEDY Corp.	98,893
7,792	Ezaki Glico Co. Ltd.	146,164
2,156	F.C.C. Co. Ltd.	39,143
3,752	Fancl Corp.	46,264
14,300	FIDEA Holdings Co. Ltd.	30,315
2,178	Foster Electric Co. Ltd.	28,910
2,100	FP Corp.	71,678
5,600	Fuji Machine Manufacturing Co. Ltd.	48,303
4,948	Fuji Media Holdings, Inc.	79,824
5,530	Fuji Oil Co. Ltd.	88,568
926	Fuji Seal International, Inc.	27,329
3,874	Fuji Soft, Inc.	86,721
1,400	Fujimori Kogyo Co. Ltd.	50,372
3,074	Fujitec Co. Ltd.	31,865
3,474	Fujitsu General Ltd.	48,174
9,948	Fukuyama Transporting Co. Ltd.	56,108
4,800	Funai Electric Co. Ltd.	50,271
22,062	Furukawa Co. Ltd.	45,697
3,152	Futaba Corp.	52,045
7,334	Futaba Industrial Co. Ltd.	41,650
2,092	Fuyo General Lease Co. Ltd.	85,035
6,078	Geo Holdings Corp.	51,835
4,648	Glory Ltd.	156,387
27,114	Godo Steel Ltd.	45,087
1,272	Goldcrest Co. Ltd.	25,753
6,656	Gree, Inc.	53,269
26,270	GS Yuasa Corp.	170,646
3,400	Gulliver International Co. Ltd.	31,641
20,270	Gunze Ltd.	55,586
18,740	H2O Retailing Corp.	156,174
26,952	Hachijuni Bank Ltd. (The)	167,737
2,730	Hamamatsu Photonics KK	129,817
31,114	Hanwa Co. Ltd.	130,404
16,374	Hazama Ando Corp.	102,223
3,296	Heiwa Corp.	78,269

3,722	Heiwa Real Estate Co. Ltd.	$59,611
3,092	Heiwado Co. Ltd.	51,055
11,108	Higashi-Nippon Bank Ltd. (The)	29,813
9,056	Higo Bank Ltd. (The)	48,875
846	Hikari Tsushin, Inc.	62,688
974	Hirose Electric Co. Ltd.	138,473
42,000	Hiroshima Bank Ltd. (The)	206,253
2,288	HIS Co. Ltd.	72,421
3,318	Hisamitsu Pharmaceutical Co., Inc.	133,094
3,252	Hitachi Capital Corp.	87,945
5,914	Hitachi High-Technologies Corp.	159,877
5,466	Hitachi Koki Co. Ltd.	46,509
2,474	Hitachi Kokusai Electric, Inc.	33,657
8,740	Hitachi Metals Ltd.	142,954
5,396	Hitachi Transport System Ltd.	82,277
20,666	Hitachi Zosen Corp.	109,123
666	Hogy Medical Co. Ltd.	37,498
8,640	Hokkoku Bank Ltd. (The)	29,322
15,778	Hokuetsu Kishu Paper Co. Ltd.	70,118
1,792	Hokuto Corp.	34,190
1,356	Horiba Ltd.	48,064
2,218	Hoshizaki Electric Co. Ltd.	113,882
13,286	Hosiden Corp.	80,490
7,196	House Foods Group, Inc.	130,785
3,600	Hulic Co. Ltd.	43,094
12,056	Hyakugo Bank Ltd. (The)	48,770
10,422	Hyakujushi Bank Ltd. (The)	36,992
2,444	IBJ Leasing Co. Ltd.	66,094
10,948	Iino Kaiun Kaisha Ltd.	62,493
3,074	Inaba Denki Sangyo Co. Ltd.	103,129
5,878	Inabata & Co. Ltd.	56,131
1,700	Internet Initiative Japan, Inc.	37,642
14,108	Iseki & Co. Ltd.	36,081
48,430	Ishihara Sangyo Kaisha Ltd.(a)	46,624
7,070	IT Holdings Corp.	130,764
5,626	ITO EN Ltd.	137,812
1,832	ITOCHU Techno-Solutions Corp.	83,018
12,582	Itoham Foods, Inc.	55,548
21,688	Iwatani Corp.	169,564
16,934	Iyo Bank Ltd. (The)	173,234
3,618	Izumi Co. Ltd.	111,529
2,400	J Trust Co. Ltd.	30,480
16,582	Jaccs Co. Ltd.	82,559
608	JAFCO Co. Ltd.	23,975
2,678	Japan Airport Terminal Co. Ltd.	92,188
2,474	Japan Aviation Electronics Industry Ltd.	51,195
4,200	Japan Exchange Group, Inc.	97,449
3,522	Japan Petroleum Exploration Co. Ltd.	134,256
8,860	Japan Securities Finance Co. Ltd.	56,175
14,108	J-Oil Mills, Inc.	45,136
17,640	Juroku Bank Ltd. (The)	65,699
54,518	JVC KENWOOD Holdings, Inc.(a)	125,115
1,856	Kadokawa Corp.	52,033
2,500	Kaga Electronics Co. Ltd.	31,580
4,870	Kagome Co. Ltd.	81,881
7,882	Kagoshima Bank Ltd. (The)	52,273
4,474	Kaken Pharmaceutical Co. Ltd.	100,457
1,000	Kameda Seika Co. Ltd.	32,771
1,118	Kanamoto Co. Ltd.	47,184
17,300	Kandenko Co. Ltd.	94,714
13,056	Kansai Paint Co. Ltd.	220,404
34,952	Kansai Urban Banking Corp.	41,806
1,574	Kato Sangyo Co. Ltd.	35,265
22,056	Keihan Electric Railway Co. Ltd.	96,516
4,730	Keihin Corp.	73,456
19,214	Keisei Electric Railway Co. Ltd.	199,361

Schedule of Investments

13,688	Keiyo Bank Ltd. (The)	$69,615
9,330	Kenedix, Inc.(a)	41,644
9,422	Kikkoman Corp.	209,083
796	Kintetsu World Express, Inc.	34,329
2,012	Kissei Pharmaceutical Co. Ltd.	48,307
8,522	Kitz Corp.	49,474
5,512	Kiyo Bank Ltd. (The)	75,469
1,406	Kobayashi Pharmaceutical Co. Ltd.	87,913
6,896	Kohnan Shoji Co. Ltd.	71,418
6,970	Kokuyo Co. Ltd.	56,866
4,074	Komeri Co. Ltd.	96,309
3,566	Komori Corp.	43,485
6,900	Konami Corp.	162,041
1,656	Konishi Co. Ltd.	36,056
2,200	Konoike Transport Co. Ltd.	45,590
1,948	Kose Corp.	81,549
26,484	Kumagai Gumi Co. Ltd.(a)	73,141
17,952	Kurabo Industries Ltd.	32,121
10,422	KUREHA Corp.	55,943
3,370	Kuroda Electric Co. Ltd.	56,169
25,640	KYB Co. Ltd.	118,183
2,644	Kyoei Steel Ltd.	49,160
2,196	Kyokuto Kaihatsu Kogyo Co. Ltd.	33,164
13,000	Kyokuyo Co. Ltd.	32,615
3,922	KYORIN Holdings, Inc.	81,159
5,926	Kyowa Exeo Corp.	82,694
9,000	Kyudenko Corp.	82,880
29,400	Leopalace21 Corp.(a)	132,941
5,212	Lintec Corp.	107,448
18,796	Lion Corp.	110,032
1,320	Mabuchi Motor Co. Ltd.	105,513
1,100	Macnica, Inc.	36,476
13,530	Maeda Corp.	116,308
4,574	Maeda Road Construction Co. Ltd.	80,240
5,630	Makino Milling Machine Co. Ltd.	46,317
1,226	Mandom Corp.	45,244
4,218	Maruichi Steel Tube Ltd.	117,883
3,322	Matsui Securities Co. Ltd.	31,755
3,740	Matsumotokiyoshi Holdings Co. Ltd.	123,291
7,040	Megmilk Snow Brand Co. Ltd.	91,667
11,582	Meidensha Corp.	50,006
1,326	Meitec Corp.	44,163
17,852	Minebea Co. Ltd.	214,741
1,892	Ministop Co. Ltd.	30,081
3,566	Miraca Holdings, Inc.	166,276
6,992	Mirait Holdings Corp.	70,100
4,640	Misawa Homes Co. Ltd.	54,145
3,404	MISUMI Group, Inc.	109,732
3,300	Mitsuba Corp.	55,195
9,948	Mitsubishi Logistics Corp.	152,748
56,644	Mitsubishi Paper Mills Ltd.(a)	49,023
1,744	Mitsubishi Shokuhin Co. Ltd.	42,754
17,530	Mitsubishi Steel Manufacturing Co. Ltd.	39,037
32,400	Mitsubishi UFJ Lease & Finance Co. Ltd.	184,630
22,582	Mitsui Matsushima Co. Ltd.	30,084
7,948	Mitsui Sugar Co. Ltd.	30,606
10,948	Mitsui-Soko Co. Ltd.	48,866
14,256	Mitsumi Electric Co. Ltd.	107,299
1,792	Miura Co. Ltd.	64,999
8,000	Mizuno Corp.	48,310
916	Mochida Pharmaceutical Co. Ltd.	62,798
18,740	Morinaga & Co. Ltd.	39,909
22,848	Morinaga Milk Industry Co. Ltd.	82,651
1,874	MOS Food Services, Inc.	40,784
3,100	Moshi Moshi Hotline, Inc.	30,387
2,912	Musashi Seimitsu Industry Co. Ltd.	72,152

2,192	Musashino Bank Ltd. (The)	$75,671
5,066	Nabtesco Corp.	116,015
8,266	Nachi-Fujikoshi Corp.	58,759
6,966	Nagase & Co. Ltd.	86,571
4,192	Namura Shipbuilding Co. Ltd.	38,930
18,000	Nankai Electric Railway Co. Ltd.	85,768
1,966	NEC Networks & System Integration Corp.	48,502
6,918	NET One Systems Co. Ltd.	45,947
6,948	Nichias Corp.	45,201
6,218	Nichicon Corp.	49,038
4,440	Nichii Gakkan Co.	38,038
2,570	Nichi-iko Pharmaceutical Co. Ltd.	37,612
2,804	Nifco, Inc.	93,253
1,344	Nihon Kohden Corp.	66,654
1,818	Nihon Parkerizing Co. Ltd.	40,538
4,534	Nihon Unisys Ltd.	41,401
2,918	Nikkiso Co. Ltd.	34,987
5,734	Nippo Corp.	101,370
14,422	Nippon Carbon Co. Ltd.	26,226
15,582	Nippon Chemi-Con Corp.(a)	41,063
29,626	Nippon Coke & Engineering Co. Ltd.	33,707
15,266	Nippon Denko Co. Ltd.	48,841
3,974	Nippon Densetsu Kogyo Co. Ltd.	63,957
10,582	Nippon Flour Mills Co. Ltd.	53,818
10,740	Nippon Kayaku Co. Ltd.	137,651
6,792	Nippon Koei Co. Ltd.	36,392
2,892	Nippon Konpo Unyu Soko Co. Ltd.	50,143
75,300	Nippon Light Metal Holdings Co. Ltd.	128,874
8,740	Nippon Paint Co. Ltd.	204,317
6,792	Nippon Road Co. Ltd. (The)	38,572
2,156	Nippon Seiki Co. Ltd.	42,644
1,318	Nippon Shinyaku Co. Ltd.	38,001
14,530	Nippon Shokubai Co. Ltd.	188,487
3,204	Nippon Signal Co. Ltd. (The)	30,315
11,422	Nippon Soda Co. Ltd.	63,088
34,000	Nippon Steel & Sumikin Texeng Co. Ltd.	135,557
59,000	Nippon Suisan Kaisha Ltd.(a)	171,547
4,474	Nippon Synthetic Chemical Industry Co. Ltd. (The)	35,110
4,170	Nippon Television Holdings, Inc.	71,531
5,792	Nippon Thompson Co. Ltd.	28,162
11,822	Nippon Yakin Kogyo Co. Ltd.(a)	37,477
12,892	Nipro Corp.	111,325
25,958	Nishimatsu Construction Co. Ltd.	124,445
59,800	Nishi-Nippon City Bank Ltd. (The)	157,590
13,896	Nishi-Nippon Railroad Co. Ltd.	56,214
900	Nishio Rent All Co. Ltd.	38,683
9,866	Nissan Chemical Industries Ltd.	182,862
4,930	Nissan Shatai Co. Ltd.	80,541
3,444	Nissha Printing Co. Ltd.	50,604
19,422	Nisshin Oillio Group Ltd. (The)	65,725
14,700	Nisshin Steel Holdings Co. Ltd.	201,842
19,848	Nisshinbo Holdings, Inc.	203,238
2,922	Nissin Kogyo Co. Ltd.	53,163
3,668	Nitori Holdings Co. Ltd.	207,592
7,630	Nittetsu Mining Co. Ltd.	33,240
10,266	Nitto Boseki Co. Ltd.	45,522
1,666	Nitto Kogyo Corp.	35,123
9,622	NOF Corp.	67,836
4,800	Nomura Research Institute Ltd.	152,633
11,108	Noritake Co. Ltd.	31,001
3,292	Noritz Corp.	65,305
29,500	North Pacific Bank Ltd.	121,632
1,156	NS Solutions Corp.	33,578
2,674	NSD Co. Ltd.	37,028
7,260	NTT Urban Development Corp.	80,341

Schedule of Investments

2,192	OBIC Co. Ltd.	$78,229
26,270	Ogaki Kyoritsu Bank Ltd. (The)	72,550
12,108	Oita Bank Ltd. (The)	44,153
2,552	Okabe Co. Ltd.	33,304
4,630	Okamura Corp.	40,206
4,474	Okasan Securities Group, Inc.	33,326
64,714	Oki Electric Industry Co. Ltd.	145,368
1,944	Okinawa Electric Power Co., Inc. (The)	62,762
9,266	OKUMA Corp.	86,411
11,478	Okumura Corp.	63,063
18,374	Onward Holdings Co. Ltd.	132,041
61,888	Orient Corp.(a)	153,464
1,856	OSAKA Titanium Technologies Co. Ltd.	50,662
2,556	OSG Corp.	44,740
3,068	Otsuka Corp.	140,519
20,740	Pacific Metals Co. Ltd.(a)	103,261
9,108	PanaHome Corp.	68,110
900	Paramount Bed Holdings Co. Ltd.	27,131
3,722	Park24 Co. Ltd.	68,841
22,718	Penta-Ocean Construction Co. Ltd.	83,507
800	Pilot Corp.	35,785
75,518	Pioneer Corp.(a)	204,152
1,200	Pola Orbis Holdings, Inc.	50,061
10,792	Press Kogyo Co. Ltd.	41,663
15,796	Prima Meat Packers Ltd.	41,320
578	Relo Holdings, Inc.	39,569
3,170	Resorttrust, Inc.	66,214
1,326	Ricoh Leasing Co. Ltd.	38,632
5,792	Riken Corp.	26,359
1,574	Rinnai Corp.	145,102
5,062	Rohto Pharmaceutical Co. Ltd.	78,661
5,512	Round One Corp.	32,428
15,848	Ryobi Ltd.	52,244
1,104	Ryohin Keikaku Co. Ltd.	133,873
3,026	Ryosan Co. Ltd.	65,178
4,156	Ryoyo Electro Corp.	46,557
3,326	Saizeriya Co. Ltd.	44,892
1,292	San-A Co. Ltd.	42,089
10,582	Sanden Corp.	60,198
1,774	Sangetsu Co. Ltd.	47,095
9,056	San-in Godo Bank Ltd. (The)	64,991
9,582	Sanken Electric Co. Ltd.	78,829
4,792	Sanki Engineering Co. Ltd.	37,605
2,520	Sankyo Tateyama, Inc.	51,584
24,848	Sankyu, Inc.	122,265
1,408	Sanrio Co. Ltd.	40,980
4,070	Sanshin Electronics Co. Ltd.	33,166
11,582	Sanwa Holdings Corp.	82,443
6,948	Sanyo Chemical Industries Ltd.	46,822
11,108	Sanyo Shokai Ltd.	25,600
14,582	Sanyo Special Steel Co. Ltd.	66,504
19,952	Sasebo Heavy Industries Co. Ltd.(a)	23,282
1,126	Sawai Pharmaceutical Co. Ltd.	64,165
1,604	SCSK Corp.	44,828
15,056	Seiko Holdings Corp.	59,735
3,848	Seiren Co. Ltd.	34,800
8,948	Senko Co. Ltd.	46,204
17,696	Senshu Ikeda Holdings, Inc.	90,687
32,270	Seven Bank Ltd.	130,856
10,582	Shiga Bank Ltd. (The)	63,388
2,466	Shima Seiki Manufacturing Ltd.	47,721
20,322	Shimadzu Corp.	195,839
8,008	Shinko Electric Industries Co. Ltd.	72,110
4,586	Shinko Plantech Co. Ltd.	34,740
4,474	Shinmaywa Industries Ltd.	40,722
1,226	Ship Healthcare Holdings, Inc.	40,535

5,400	Shizuoka Gas Co. Ltd.	$35,708
3,318	Shochiku Co. Ltd.	31,394
4,448	Showa Corp.	50,045
4,452	Sintokogio Ltd.	31,647
21,908	SKY Perfect JSAT Holdings, Inc.	131,446
7,278	Sodick Co. Ltd.	51,028
5,808	Sohgo Security Services Co. Ltd.	133,516
28,162	Sotetsu Holdings, Inc.	112,555
3,444	Square Enix Holdings Co. Ltd.	71,067
2,318	Sugi Holdings Co. Ltd.	99,744
11,018	Sumco Corp.	102,643
23,848	Sumitomo Bakelite Co. Ltd.	95,545
7,786	Sumitomo Dainippon Pharma Co. Ltd.	95,929
89,492	Sumitomo Mitsui Construction Co. Ltd.(a)	102,689
36,852	Sumitomo Osaka Cement Co. Ltd.	134,027
14,266	Sumitomo Warehouse Co. Ltd. (The)	81,433
1,992	Sundrug Co. Ltd.	90,074
8,108	Suruga Bank Ltd.	159,739
31,536	SWCC Showa Holdings Co. Ltd.(a)	35,267
3,448	Sysmex Corp.	135,459
3,656	Tachi-S Co. Ltd.	62,038
3,630	Tadano Ltd.	63,962
2,666	Taikisha Ltd.	62,298
9,848	Taiyo Yuden Co. Ltd.	106,778
1,700	Takaoka Toko Co. Ltd.	24,053
12,822	Takara Holdings, Inc.	119,074
4,630	Takara Standard Co. Ltd.	42,412
5,000	Takasago International Corp.	23,922
5,678	Takasago Thermal Engineering Co. Ltd.	70,730
2,748	Takata Corp.	55,262
3,000	Takuma Co. Ltd.	18,408
1,326	Tamron Co. Ltd.	29,838
10,688	Tekken Corp.	40,118
2,012	Temp Holdings Co. Ltd.	64,370
5,152	T-Gaia Corp.	48,146
6,044	THK Co. Ltd.	147,346
22,114	Toa Corp.	39,998
19,056	Toagosei Co. Ltd.	80,979
29,644	Toda Corp.	128,567
6,630	Toei Co. Ltd.	35,331
7,396	Toho Co. Ltd.	181,025
27,000	Toho Gas Co. Ltd.	150,445
7,600	Toho Holdings Co. Ltd.	144,484
12,266	Toho Zinc Co. Ltd.	58,685
31,270	Tokai Carbon Co. Ltd.	90,312
5,960	Tokai Rika Co. Ltd.	125,651
5,748	Tokai Rubber Industries Ltd.	57,181
5,574	Tokai Tokyo Financial Holdings, Inc.	39,514
818	Token Corp.	38,102
4,522	Tokyo Broadcasting System Holdings, Inc.	52,944
5,948	Tokyo Dome Corp.	28,342
2,512	Tokyo Ohka Kogyo Co. Ltd.	60,702
13,426	Tokyo Steel Manufacturing Co. Ltd.	81,991
20,000	Tokyo Tatemono Co. Ltd.	173,093
9,388	Tokyu Construction Co. Ltd.	46,833
1,700	Tomen Electronics Corp.	27,310
6,692	Tomony Holdings, Inc.	27,722
13,196	Tomy Co. Ltd.	68,909
2,500	Topcon Corp.	57,884
4,318	Toppan Forms Co. Ltd.	42,661
2,100	Topre Corp.	29,999
30,426	Topy Industries Ltd.	63,612
2,770	Toray Chemical Korea, Inc.(a)	29,779
5,630	Toshiba Machine Co. Ltd.	25,348
2,156	Toshiba Plant Systems & Services Corp.	34,551
13,582	Toshiba TEC Corp.	90,208

Schedule of Investments

1,666	Totetsu Kogyo Co. Ltd.	$41,247
28,952	Towa Bank Ltd. (The)	28,717
9,772	Toyo Construction Co. Ltd.	40,861
10,108	Toyo Engineering Corp.	44,920
18,300	Toyo Ink SC Holdings Co. Ltd.	87,554
5,600	Toyo Tire & Rubber Co. Ltd.	102,922
12,448	Toyota Boshoku Corp.	142,716
1,800	TPR Co. Ltd.	42,674
1,926	transcosmos, Inc.	41,578
4,596	Trend Micro, Inc.	165,364
1,356	Trusco Nakayama Corp.	34,403
2,574	TS Tech Co. Ltd.	73,940
9,856	TSI Holdings Co. Ltd.	73,032
7,108	Tsubakimoto Chain Co.	61,448
4,556	Tsumura & Co.	110,450
1,100	Tsuruha Holdings, Inc.	63,539
1,904	TV Asahi Corp.	33,938
14,422	UACJ Corp.	57,500
1,772	UKC Holdings Corp.	27,898
4,348	Ulvac, Inc.(a)	87,480
3,726	Unipres Corp.	81,379
1,144	United Arrows Ltd.	45,166
108,492	Unitika Ltd.(a)	48,530
10,082	Ushio, Inc.	121,962
7,486	USS Co. Ltd.	132,198
6,044	Valor Co. Ltd.	99,386
12,582	Wacoal Holdings Corp.	133,975
5,100	Wacom Co. Ltd.	23,756
2,674	Wakita & Co. Ltd.	31,879
1,766	Warabeya Nichiyo Co. Ltd.	35,548
2,000	WATAMI Co. Ltd.	27,131
752	Welcia Holdings Co. Ltd.	48,702
3,012	Xebio Co. Ltd.	54,537
22,652	Yahoo! Japan Corp.	104,190
3,140	Yakult Honsha Co., Ltd.	167,939
3,074	Yamato Kogyo Co. Ltd.	101,037
5,078	Yamazen Corp.	40,590
700	Yaoko Co. Ltd.	39,685
10,214	Yaskawa Electric Corp.	134,485
12,108	Yodogawa Steel Works Ltd.	54,632
2,418	Yokogawa Bridge Holdings Corp.	36,798
11,426	Yokogawa Electric Corp.	146,110
3,600	Yokohama Reito Co. Ltd.	30,527
1,592	Yorozu Corp.	34,043
2,904	Yoshinoya Holdings Co. Ltd.	39,563
34,208	Yuasa Trading Co. Ltd.	73,183
6,030	Zensho Co. Ltd.	60,690
15,896	Zeon Corp.	158,751

		37,261,833

	Jersey Island - 0.2%
5,256	Atrium European Real Estate Ltd.	29,326
3,173	Kentz Corp. Ltd.	49,713
1,922	Randgold Resources Ltd.	166,139

		245,178

	Luxembourg - 0.1%
1,333	Ipsen SA	59,214
13,806	L’occitane International SA	35,628

		94,842

	Macau - 0.1%
56,484	SJM Holdings Ltd.	152,324

	Malaysia - 0.2%
146,336	Genting Singapore PLC	156,556
214,226	Parkson Retail Group Ltd.	64,406

		220,962

	Mexico - 0.1%
6,385	Fresnillo PLC	$100,360

	Netherlands - 1.4%
4,310	Aalberts Industries NV	131,569
5,208	AMG Advanced Metallurgical Group NV(a)	50,680
2,992	Arcadis NV	93,517
2,380	ASM International NV	90,550
1,055	Axfood AB	53,713
5,281	BinckBank NV	59,722
876	Brunel International NV	22,973
7,643	Corbion NV	145,674
2,854	Eurocommercial Properties NV	142,550
1,526	Gemalto NV(b)	148,969
2,170	Koninklijke Ten Cate NV	56,008
2,509	Koninklijke Vopak NV	116,322
9,801	Nieuwe Steen Investments Funds NV REIT	57,373
2,216	TKH Group NV CVA	69,678
10,883	TomTom NV(a)	79,243
6,783	USG People NV	93,842
1,764	Vastned Retail NV REIT	89,830
1,716	Wereldhave NV REIT	152,707

		1,654,920

	New Zealand - 0.7%
57,277	Air New Zealand Ltd.	96,255
31,405	Auckland International Airport Ltd.	101,822
53,100	Chorus Ltd.	78,870
18,150	Fisher & Paykel Healthcare Corp. Ltd.	73,173
17,894	Infratil Ltd.	37,817
29,757	Kiwi Income Property Trust REIT	29,676
26,081	Mighty River Power Ltd.	52,463
5,756	Ryman Healthcare Ltd.	39,572
22,854	Sky Network Television Ltd.	130,932
34,509	SKYCITY Entertainment Group Ltd.	110,129
7,985	Trade Me Ltd.	23,585
16,759	Z Energy Ltd.	54,479

		828,773

	Norway - 0.9%
1,337	Aker ASA, Class A	51,161
33,575	Archer Ltd.(a)	52,404
3,526	Atea ASA	41,569
6,259	Austevoll Seafood ASA	42,237
24,457	BW Offshore Ltd.	32,425
6,233	Cermaq ASA	78,679
14,895	DNO ASA(a)	50,091
2,330	Fred Olsen Energy ASA	52,867
30,386	Golden Ocean Group Ltd.	46,606
18,465	Kvaerner ASA	32,251
1,151	Leroy Seafood Group ASA	41,577
5,061	Nordic Semiconductor ASA(a)	27,322
5,619	Odfjell Drilling Ltd.	28,817
15,444	ProSafe SE	114,983
1,827	Schibsted ASA	88,477
4,546	Sparebank 1 Sr Bank ASA	41,685
6,514	Sparebanken 1 SMN	55,334
1,647	Stolt-Nielsen Ltd.	37,396
4,625	TGS Nopec Geophysical Co. ASA	131,449

		1,047,330

	Peru - 0.0%
13,623	Hochschild Mining PLC(a)	37,490

	Portugal - 0.4%
7,823	Altri SGPS SA	21,876
27,294	Banco BPI SA(a)	55,035
11,560	EDP Renovaveis SA	81,482
8,998	Mota-Engil SGPS SA	56,248

Schedule of Investments

5,860	NOS SGPS	$34,985
8,086	Portucel SA	37,109
2,099	Semapa-Sociedade de Investimento e Gestao SGPS SA	30,809
88,678	Sonae	133,364
10,574	Sonaecom SGPS SA(a)	24,235

		475,143

	Russia - 0.1%
12,375	Polymetal International PLC	106,031
15,648	Polyus Gold International Ltd.(a)	48,940

		154,971

	Singapore - 2.2%
38,062	Ascott Residence Trust REIT	37,670
44,218	Biosensors International Group Ltd.	30,120
34,904	Cache Logistics Trust REIT	33,705
55,958	Cambridge Industrial Trust REIT	32,063
123,178	CapitaCommercial Trust REIT	164,356
25,896	CapitaRetail China Trust REIT	35,383
31,796	CDL Hospitality Trusts REIT	44,591
23,000	City Developments Ltd.	195,007
46,062	Ezra Holdings Ltd.	43,373
24,740	Frasers Centrepoint Trust REIT	38,463
65,000	Keppel REIT	66,154
53,378	Keppel Land Ltd.	155,705
14,582	M1 Ltd.	43,821
59,808	Mapletree Commercial Trust REIT	67,100
79,000	Mapletree Greater China Commercial Trust REIT	58,244
64,800	Mapletree Industrial Trust REIT	72,961
81,118	Mapletree Logistics Trust REIT	76,382
90,922	Neptune Orient Lines Ltd.(a)	69,220
72,318	Olam International Ltd.	143,147
19,266	OUE Ltd.	37,826
45,010	SATS Ltd.	108,571
6,948	SIA Engineering Co.	25,891
24,530	Singapore Exchange Ltd.	138,784
73,070	Singapore Post Ltd.	103,060
56,010	SMRT Corp. Ltd.	70,919
45,122	Starhill Global REIT	29,832
27,900	StarHub Ltd.	95,247
127,284	Suntec REIT	182,585
57,000	Swiber Holdings Ltd.	23,981
28,796	UOL Group Ltd.	152,997
8,530	Venture Corp. Ltd.	55,438
6,521	Wing Hang Bank Ltd.	105,177
20,218	Wing Tai Holdings Ltd.	31,999

		2,569,772

	South Africa - 0.0%
79,080	Aquarius Platinum Ltd.(a)	32,376

	South Korea - 8.1%
90	Amorepacific Corp.	154,984
138	Amorepacific Group, Inc.	118,955
18,010	Asiana Airlines(a)	82,091
5,300	Capro Corp.(a)	22,843
723	Celltrion, Inc.(a)	28,031
2,415	Cheil Worldwide, Inc.(a)	50,751
586	Chongkundang Holdings Corp.	24,544
658	CJ CheilJedang Corp.	213,177
1,532	CJ E&M Corp.(a)	58,129
1,890	CJ Hellovision Co. Ltd.	25,008
823	CJ Korea Express Co. Ltd.(a)	108,495
115	CJ O Shopping Co. Ltd.	44,194
1,627	Coway Co. Ltd.	140,721
4,160	Daeduck Electronics Co.	33,309
1,360	Daesang Corp.	68,010

16,020	Daewoo Engineering & Construction Co. Ltd.(a)	$155,236
1,160	Daewoo Industrial Development Co. Ltd.(a)	0
3,830	Daewoo International Corp.	138,988
15,250	Daewoo Securities Co. Ltd.(a)	155,044
2,890	Daishin Securities Co. Ltd.	29,944
2,120	Daishin Securities Co. Ltd. (Preference Shares)	13,922
1,860	Daou Technology, Inc.	20,268
583	Daum Communications Corp.	74,701
7,270	DGB Financial Group, Inc.	118,827
301	Dong-A Socio Holdings Co. Ltd.	37,630
3,900	Dongbu HiTek Co. Ltd.(a)	15,329
9,430	Dongkuk Steel Mill Co. Ltd.	73,121
1,360	Doosan Corp.	163,409
4,690	Doosan Engine Co. Ltd.(a)	37,872
377	Fila Korea Ltd.	33,157
123	GS Home Shopping, Inc.	33,339
1,420	GS Retail Co. Ltd.	30,394
348	Hanil Cement Co. Ltd.	44,691
1,710	Hanil E-Hwa Co. Ltd.	35,187
7,779	Hanjin Heavy Industries & Construction Co. Ltd.(a)	54,340
26,420	Hanjin Shipping Co. Ltd.(a)	142,658
2,173	Hanjin Transportation Co. Ltd.	68,286
2,550	Hankook Tire Co. Ltd.	141,164
2,970	Hankook Tire Worldwide Co. Ltd.	65,881
7,310	Hansol Paper Co.	85,699
8,991	Hanwha Chemical Corp.	158,328
9,330	Hanwha General Insurance Co. Ltd.(a)	54,463
15,810	Hanwha Life Insurance Co. Ltd.	105,518
2,407	Hite Jinro Co. Ltd.	53,510
1,012	Hotel Shilla Co. Ltd.	108,304
1,260	Huchems Fine Chemical Corp.	31,811
1,840	Hyundai Corp.	65,072
888	Hyundai Department Store Co. Ltd.	127,431
5,240	Hyundai Development Co.-Engineering & Construction	197,293
508	Hyundai Glovis Co. Ltd.	130,478
2,900	Hyundai Greenfood Co. Ltd.	46,977
203	Hyundai Home Shopping Network Corp.	32,785
2,018	Hyundai Hysco Co. Ltd.	163,152
7,040	Hyundai Merchant Marine Co. Ltd.(a)	71,232
852	Hyundai Mipo Dockyard Co. Ltd.	102,785
16,710	Hyundai Securities Co. Ltd.(a)	130,058
9,870	Hyundai Securities Co. Ltd. (Preference Shares)	75,380
881	Hyundai Wia Corp.	161,569
1,310	iMarketKorea, Inc.	40,720
4,930	Kangwon Land, Inc.	164,517
312	KCC Corp.	184,860
1,770	Kolon Corp.	53,900
2,046	Kolon Industries, Inc.	135,358
1,450	Korea Aerospace Industries Ltd.	49,869
2,670	Korea Investment Holdings Co. Ltd.	120,661
1,229	Korea Line Corp.(a)	27,202
542	Korea Zinc Co. Ltd.	218,835
9,630	Korean Reinsurance Co.	105,870
1,716	Kumho Petro Chemical Co. Ltd.	151,591
12,270	Kumho Tire Co., Inc.(a)	136,088
2,760	LF Corp.	77,737
351	LG Hausys Ltd.	64,712
235	LG Household & Health Care Ltd.	110,201
839	LG Innotek Co. Ltd.(a)	102,850
4,900	LIG Insurance Co. Ltd.	139,918
42	Lotte Chilsung Beverage Co. Ltd.	75,717

Schedule of Investments

40	Lotte Confectionery Co. Ltd.	$81,529
859	Lotte Himart Co. Ltd.	57,331
896	Mando Corp.	110,709
6,045	Meritz Fire & Marine Insurance Co. Ltd.	78,808
15,630	Meritz Securities Co. Ltd.	44,707
2,007	Mirae Asset Securities Co. Ltd.	92,066
222	Naver Corp.	161,773
262	NCsoft Corp.	39,765
3,992	Nexon Co. Ltd.	38,819
367	NHN Entertainment Corp.(a)	25,458
231	Nong Shim Co. Ltd.	58,657
78	Orion Corp.	71,561
126	Ottogi Corp.	65,338
6,290	Pan Ocean Co. Ltd.(a)	24,356
3,990	Poongsan Corp.	116,651
670	S1 Corp.	50,127
277	Samchully Co. Ltd.	45,410
4,482	Samsung Card Co. Ltd.	209,525
1,489	Samsung Fine Chemicals Co. Ltd.	62,799
4,369	Samsung Securities Co., Ltd.	208,280
2,246	Samsung Techwin Co. Ltd.	106,089
1,753	Seah Besteel Corp.	61,313
17,856	SK Broadband Co. Ltd.(a)	66,014
2,943	SK Chemicals Co. Ltd.	187,257
2,000	SKC Co. Ltd.	70,730
6,220	STX Engine Co. Ltd.(a)	19,117
4,293	Sungwoo Hitech Co. Ltd.	60,353
21,662	Taihan Electric Wire Co. Ltd.(a)	45,733
45,040	TONGYANG Securities, Inc.(a)	135,403
11,490	Woori Investment & Securities Co. Ltd.	126,319
25	Young Poong Corp.	33,079
1,130	Youngone Corp.	47,273
239	Yuhan Corp.	41,157
1,622	Zyle Motor Sales Corp.(a)	0

		9,362,587

	Spain - 1.4%
6,630	Acerinox SA	110,266
2,818	Almirall SA(a)	43,097
1,672	Atresmedia Corp. de Medios de Cominicaion SA	24,586
3,758	Bolsas y Mercados Espanoles	170,909
3,775	Caja de Ahorros del Mediterraneo(a)	0
120	Construcciones y Auxiliar de Ferrocarriles SA	49,934
6,888	Duro Felguera SA	43,131
6,193	Ebro Foods SA	126,614
12,842	Ence Energia y Celulosa SA	27,406
1,879	Grifols SA	85,027
2,237	Grupo Catalana Occidente SA	78,569
74,120	Liberbank SA(a)	63,470
9,545	Mediaset Espana Comunicacion SA(a)	111,493
3,475	Melia Hotels International SA	40,451
10,651	NH Hoteles SA(a)	57,788
3,379	Obrascon Huarte Lain SA	127,744
745	Pescanova SA(a)	0
164,304	Promotora de Informaciones SA, Class A(a)	75,185
12,460	Prosegur Cia de Seguridad SA	84,358
13,350	Sacyr Vallehermoso SA(a)	75,736
2,048	Tecnicas Reunidas SA	115,336
1,932	Viscofan SA	108,286

		1,619,386

	Sweden - 2.1%
1,018	AAK AB	57,991
2,206	AF AB, Class B	36,975
866	Avanza Bank Holding AB(b)	30,597
852	Axis Communications AB(b)	26,784

1,584	Betsson AB	$55,048
6,281	BillerudKorsnas AB	92,951
8,039	Castellum AB	135,032
9,099	Elekta AB, Class B(b)	111,531
10,186	Eniro AB(a)	32,715
7,033	Fabege AB	96,340
2,072	Fastighets AB Balder, Class B(a)	26,328
161	Fastighets AB Balder (Preference Shares)	8,230
3,270	Haldex AB	43,089
545	Hexpol AB	45,812
4,498	Holmen AB, Class B	151,628
4,634	Hufvudstaden AB, Class A	63,579
26,468	Husqvarna AB, Class B	209,070
858	ICA Gruppen AB(b)	26,724
861	Indutrade AB	38,400
1,396	Intrum Justitia AB	42,754
2,436	JM AB	77,179
3,108	Klovern AB	15,482
722	Klovern AB (Preference Shares)	17,668
10,487	Kungsleden AB	73,649
3,164	Lindab International AB(a)	29,917
3,383	Loomis AB, Class B	100,668
1,652	Lundbergforetagen AB, Class B	74,085
5,129	Lundin Petroleum AB(a)	92,020
2,751	Modern Times Group AB, Class B	107,396
1,552	NIBE Industrier AB, Class B	41,621
3,787	Nobia AB	28,926
21,783	Peab AB(b)	153,674
3,431	Saab AB, Class B	93,650
39,918	SAS AB(a)(b)	73,120
3,258	Wallenstam AB, Class B	53,970
2,996	Wihlborgs Fastigheter AB	55,747

		2,420,350

	Switzerland - 2.9%
1,661	Actelion Ltd.	200,752
1,558	AFG Arbonia-Forster Holding AG	42,150
379	Allreal Holding AG	51,892
487	Alpiq Holding AG	51,094
1,354	Ascom Holding AG	19,879
398	Autoneum Holding AG	68,281
159	Banque Cantonale Vaudoise	84,807
67	Barry Callebaut AG	82,599
281	Bucher Industries AG	84,751
80	Burckhardt Compression Holding AG	41,790
208	Daetwyler Holding AG	29,188
1,629	DKSH Holding AG(b)	117,880
930	Dufry Group(a)	159,654
114	Emmi AG	39,335
192	EMS-Chemie Holding AG	82,983
133	Flughafen Zuerich AG	82,933
59	Forbo Holding AG	57,650
155	Galenica AG(b)	139,778
6,741	GAM Holding AG	122,321
2,439	Gategroup Holding AG	61,827
559	Implenia AG	32,920
167	Kaba Holding AG, Class B	80,809
2,518	Kudelski SA	42,922
230	Kuoni Reisen Holding AG, Class B	77,906
5,127	Logitech International SA	75,555
3,621	Meyer Burger Technology AG(a)	42,808
298	Mobimo Holding AG	60,662
6,037	Nobel Biocare Holding AG	106,227
5,762	OC Oerlikon Corp. AG	77,942
1,358	Osem Investments Ltd.	31,930
687	Panalpina Welttransport Holding AG	93,685
391	Partners Group Holding AG	98,126

Schedule of Investments

1,776	PSP Swiss Property AG	$157,326
287	Rieter Holding AG	66,660
63,241	Schmolz + Bickenbach AG(a)	95,978
42	Schweiter Technologies AG	29,423
545	Schweizerische National-Versicherungs- Gesellschaft AG	48,518
234	Straumann Holding AG	55,303
2,066	Swiss Prime Site AG	164,044
260	Tecan Group AG	29,566
903	Valiant Holding AG	85,801
307	Valora Holding AG	74,311
1,115	Vontobel Holding AG(b)	39,975

		3,289,941

	Taiwan - 0.2%
231,120	FIH Mobile Ltd.(a)	130,918
70,336	TCC International Holdings Ltd.	32,581
40,796	Uni-President China Holdings Ltd.	33,479

		196,978

	Ukraine - 0.0%
13,668	Ferrexpo PLC	31,060

	United Arab Emirates - 0.0%
15,426	Lamprell PLC(a)	39,521

	United Kingdom - 9.5%
46,646	Afren PLC(a)	86,628
8,042	Alent PLC	45,416
2,644	APR Energy PLC	25,623
9,270	ARM Holdings PLC	132,560
17,380	Ashmore Group PLC	104,108
11,405	Ashtead Group PLC	172,044
1,226	Aveva Group PLC	41,480
25,018	BBA Aviation PLC	134,697
25,135	Beazley PLC	103,712
4,598	Bellway PLC	117,296
6,460	Berendsen PLC	114,190
3,040	Berkeley Group Holdings PLC (The)	125,796
2,213	Betfair Group PLC	39,006
4,315	Big Yellow Group PLC REIT	36,534
9,307	Bodycote PLC	109,048
57,474	Booker Group PLC	121,389
4,024	Bovis Homes Group PLC	51,938
7,839	Brewin Dolphin Holdings PLC	39,638
9,292	Britvic PLC	110,049
4,218	BTG PLC(a)	43,155
47,407	Cairn Energy PLC(a)	141,186
12,941	Capital & Counties Properties PLC	70,111
16,395	Carphone Warehouse Group PLC	92,644
21,144	Chemring Group PLC	72,376
4,985	Chesnara PLC	26,090
7,202	Cineworld Group PLC	39,189
6,714	Close Brothers Group PLC	144,071
3,092	Countrywide PLC	27,119
5,086	Crest Nicholson Holdings PLC	30,191
3,821	Croda International PLC	135,535
4,470	CSR PLC	39,884
11,085	Dairy Crest Group PLC	78,546
8,465	De La Rue PLC	104,328
3,000	Dechra Pharmaceuticals PLC	35,150
2,853	Derwent London PLC REIT	128,895
7,297	Devro PLC	31,415
1,231	Dignity PLC	28,701
2,658	Diploma PLC	28,720
3,181	Domino Printing Sciences PLC	33,055
3,342	Domino’s Pizza Group PLC	30,863
1,855	Dunelm Group PLC	26,041

5,957	easyJet PLC	$130,241
30,525	Electrocomponents PLC	122,654
15,105	Elementis PLC	68,855
46,978	Enquest PLC(a)	107,310
41,273	Enterprise Inns PLC(a)	87,241
8,660	Entertainment One Ltd.	49,915
4,995	Essentra PLC	64,934
6,943	eSure Group PLC	30,313
80,430	Evraz PLC	130,426
9,786	Fenner PLC	56,339
995	Fidessa Group PLC	35,025
4,281	Galliford Try PLC	92,152
5,506	Genel Energy PLC(a)	92,958
2,143	Genus PLC	37,881
2,638	Go-Ahead Group PLC	98,205
10,107	Grainger PLC	36,704
9,088	Great Portland Estates PLC REIT	98,043
8,138	Greggs PLC	71,926
15,453	Halfords Group PLC	125,229
10,939	Halma PLC	103,977
24,000	Hansteen Holdings PLC REIT	42,829
1,997	Hargreaves Lansdown PLC	34,558
35,678	Henderson Group PLC	146,793
2,353	Hikma Pharmaceuticals PLC	71,466
9,598	HomeServe PLC	48,532
9,410	Howden Joinery Group PLC	53,872
946	Hugo Boss AG	136,005
6,607	Hunting PLC	97,045
14,805	IG Group Holdings PLC	152,471
10,615	International Personal Finance PLC	99,015
6,832	Interserve PLC	73,417
7,456	ITE Group PLC	25,264
2,802	J D Wetherspoon PLC	35,172
3,012	Jardine Lloyd Thompson Group PLC	52,225
10,515	Jupiter Fund Management PLC	67,956
489	Kabel Deutschland Holding AG	69,910
3,189	Keller Group PLC	46,787
3,074	Kier Group PLC	90,718
14,653	Laird PLC	71,519
19,634	Lifestyle International Holdings Ltd.	38,356
4,951	London Stock Exchange Group PLC	161,993
18,011	Londonmetric Property PLC REIT	42,875
29,093	Lonmin PLC(a)	112,087
44,758	Marston’s PLC	108,511
10,868	Michael Page International PLC	78,440
5,224	Micro Focus International PLC	74,967
13,234	Mitchells & Butlers PLC(a)	83,540
24,897	Mitie Group PLC	128,202
12,596	Moneysupermarket.com Group PLC	39,491
14,384	Morgan Advanced Materials PLC	76,253
7,178	Mothercare PLC(a)	29,115
5,961	N Brown Group PLC	43,446
19,982	National Express Group PLC	88,320
11,009	Northgate PLC	91,631
2,760	Ocado Group PLC(a)	15,666
7,367	Ophir Energy PLC(a)	26,803
1,133	Oxford Instruments PLC	24,102
12,352	Pace PLC	66,712
12,894	Paragon Group of Cos. PLC	75,037
5,356	Partnership Assurance Group PLC	11,348
10,425	Petra Diamonds Ltd.(a)	35,166
9,798	Phoenix Group Holdings	115,794
3,560	Playtech Ltd.	36,934
22,299	Premier Farnell PLC	68,066
52,519	Premier Foods PLC(a)	37,240
27,453	Premier Oil PLC	149,151

Schedule of Investments

36,909	Qinetiq Group PLC	$128,864
5,677	Redrow PLC	23,434
21,423	Regus PLC	62,897
838	Renishaw PLC	26,160
6,030	Restaurant Group PLC	62,712
651	Rightmove PLC	25,004
1,980	Rotork PLC	92,563
5,695	RPC Group PLC	56,199
7,250	RPS Group PLC	31,274
23,497	Salamander Energy PLC(a)	44,728
4,162	Savills PLC	41,668
14,033	Senior PLC	62,499
8,510	Shaftesbury PLC REIT	97,196
18,355	Shanks Group PLC	33,390
43,098	SIG PLC	121,804
6,233	Soco International PLC	45,250
3,528	Spectris PLC	113,647
26,888	Speedy Hire PLC	23,946
2,539	Spirax-Sarco Engineering PLC	116,767
30,551	Spirent Communications PLC	53,075
31,750	Spirit Pub Co. PLC	39,131
3,321	Sports Direct International PLC(a)	37,454
10,767	St. James’s Place PLC	132,063
4,323	St. Modwen Properties PLC	27,056
23,148	Stagecoach Group PLC	139,010
2,167	Strauss Group Ltd.	42,605
7,780	SVG Capital PLC(a)	54,904
2,240	Synergy Health PLC	51,470
9,787	Synthomer PLC	35,195
24,683	TalkTalk Telecom Group PLC	131,059
3,995	Telecity Group PLC	53,621
954	Telecom Plus PLC	22,388
1,323	Telenet Group Holding NV(a)	70,789
10,758	Tullett Prebon PLC	45,025
27,008	Turquoise Hill Resources Ltd.(a)	94,025
12,823	UBM PLC	134,116
2,859	Ultra Electronics Holdings PLC	85,628
4,762	Unite Group PLC (The)	32,689
12,230	Vesuvius PLC	96,075
1,885	Victrex PLC	51,046
5,584	WH Smith PLC	106,719
3,401	Workspace Group PLC REIT	35,169
3,688	WS Atkins PLC	82,936

		10,876,795

	United States - 0.8%
19,311	Alacer Gold Corp.	44,169
36,096	Atlantic Power Corp.(b)	136,937
138,145	Boart Longyear Group(a)	23,760
3,249	Genworth MI Canada, Inc.(b)	118,004
1,470	Halla Visteon Climate Control Corp.	72,939
12,426	MGM China Holdings Ltd.	45,856
4,341	Rezidor Hotel Group AB(a)	24,201
31,110	Samsonite International SA	96,942
35,162	Thompson Creek Metals Co., Inc.(a)	97,542
23,270	Wynn Macau Ltd.	99,835
8,074	Zardoya Otis SA	123,478
		883,663

	Total Common Stocks and Other Equity Interests (Cost $101,007,877)	115,112,236

	Rights - 0.0%
	Austria - 0.0%
24,553	Immofinanz AG, expiring 12/01/49(a) (Cost $0)	0

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $101,007,877)-100.0%	$115,112,236

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 1.9%
2,195,803	Invesco Liquid Assets Portfolio - Institutional Class(c)(d) (Cost $2,195,803)	2,195,803

	Total Investments (Cost $103,203,680)(e)-101.9%	117,308,039
	Other assets less liabilities-(1.9%)	(2,170,958)

	Net Assets-100.0%	$115,137,081

Investment Abbreviations:

CVA - Dutch Certificates

REIT - Real Estate Investment Trust

RSP - Registered Savings Plan Shares

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2014.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of July 31, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Citibank	$1,977,895	$(1,977,895)	$—

*	Amount does not include excess collateral received, if any.
(e)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $105,293,860. The net unrealized appreciation was $12,014,179, which consisted of aggregate gross unrealized appreciation of $19,084,823 and aggregate gross unrealized depreciation of $7,070,644.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Emerging Markets

Portfolio (PXH)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Belgium - 0.4%
246,550	Ambev SA	$1,706,123

	Brazil - 20.1%
13,500	AES Tiete SA	93,301
20,300	AES Tiete SA (Preference Shares)	166,277
81,000	All America Latina Logistica SA	311,002
89,390	Banco Bradesco SA	1,395,745
362,843	Banco Bradesco SA (Preference Shares)	5,542,167
391,358	Banco do Brasil SA	4,787,697
48,000	Banco do Estado do Rio Grande do SUL SA (Preference Shares), Class B	245,730
251,385	BM&FBOVESPA SA	1,343,516
45,100	BR Malls Participacoes SA	390,114
40,609	Braskem SA (Preference Shares), Class A	251,443
73,300	BRF SA	1,795,379
70,900	CCR SA	558,214
187,810	Centrais Eletricas Brasileiras SA	518,034
142,200	Centrais Eletricas Brasileiras SA (Preference Shares), Class B	683,419
16,879	Cia Brasileira de Distribuicao (Preference Shares)	815,681
64,592	Cia de Saneamento Basico do Estado de Sao Paulo	572,688
29,180	Cia Energetica de Minas Gerais	238,498
260,123	Cia Energetica de Minas Gerais (Preference Shares)	2,120,337
35,721	Cia Energetica de Sao Paulo (Preference Shares), Class B	456,070
38,808	Cia Paranaense de Energia (Preference Shares), Class B	602,869
234,582	Cia Siderurgica Nacional SA	1,185,385
43,684	Cielo SA	800,073
18,000	Cosan SA Industria e Comercio	295,273
75,400	CPFL Energia SA	658,864
45,700	Cyrela Brazil Realty SA Empreendimentos E Participacoes	253,519
95,100	Eletropaulo Metropolitana SA (Preference Shares)	437,748
84,067	Embraer SA	799,525
28,555	Fibria Celulose SA(a)	280,648
32,013	Gerdau SA	152,302
210,317	Gerdau SA (Preference Shares)	1,239,124
49,409	Itau Unibanco Holding SA	724,378
501,915	Itau Unibanco Holding SA (Preference Shares)	7,774,931
278,176	Itausa - Investimentos Itau SA (Preference Shares)	1,165,052
147,382	JBS SA	543,113
240,400	Klabin SA (Preference Shares)	238,713
36,804	Light SA	345,966
10,775	Lojas Americanas SA	56,493
10,800	Lojas Renner SA	326,493
237,300	Marfrig Alimentos SA(a)	693,290

68,770	Metalurgica Gerdau SA (Preference Shares)	$489,849
22,800	Natura Cosmeticos SA	355,498
108,122	Oi SA	73,007
471,189	Oi SA (Preference Shares)	305,683
481,300	PDG Realty SA Empreendimentos e Participacoes(a)	307,995
1,293,262	Petroleo Brasileiro SA	10,267,789
1,505,447	Petroleo Brasileiro SA (Preference Shares)	12,689,897
44,396	Ultrapar Participacoes SA	1,023,739
37,284	Usinas Siderurgicas de Minas Gerais SA(a)	120,940
119,532	Usinas Siderurgicas de Minas Gerais SA (Preference Shares), Class A(a)	424,658
307,123	Vale SA	4,411,869
478,127	Vale SA (Preference Shares)	6,146,714

		77,476,709

	British Virgin Islands - 0.3%
776,634	Evergrande Real Estate Group Ltd.	335,978
123,837	Turkcell Iletisim Hizmet AS(a)	806,297

		1,142,275

	Chile - 0.6%
2,702,501	Banco de Chile	334,887
142,921	Cencosud SA	443,320
20,408,536	Corpbanca SA	240,272
18,715	Empresa Nacional de Telecomunicaciones SA (ENTEL)	226,628
28,980	Empresas COPEC SA	353,775
38,011	LATAM Airlines Group SA(a)	445,785
31,451	S.A.C.I. Falabella	248,550

		2,293,217

	China - 22.4%
335,300	Agile Property Holdings Ltd.	284,925
4,052,729	Agricultural Bank of China Ltd., H-Shares	1,974,432
751,055	Aluminum Corp. of China Ltd., H-Shares(a)	345,530
370,335	Angang Steel Co. Ltd., H-Shares	275,524
101,628	Anhui Conch Cement Co. Ltd., H-Shares	382,500
15,966,152	Bank of China Ltd., H-Shares	7,636,260
1,565,874	Bank of Communications Co. Ltd., H- Shares	1,202,241
30,644	Beijing Enterprises Holdings Ltd.	266,518
423,836	Belle International Holdings Ltd.	528,202
1,218,870	China CITIC Bank Corp. Ltd., H-Shares	810,518
1,030,938	China Coal Energy Co. Ltd., H-Shares	622,258
1,453,339	China Communications Construction Co. Ltd., H-Shares	1,103,530
508,742	China Communications Services Corp. Ltd., H-Shares	248,209
13,402,382	China Construction Bank Corp., H-Shares	10,308,798
515,344	China COSCO Holdings Co. Ltd., H- Shares(a)	222,463
715,779	China Life Insurance Co. Ltd., H-Shares	2,134,204
583,547	China Merchants Bank Co. Ltd., H-Shares	1,186,357
108,859	China Merchants Holdings International Co. Ltd.	368,054
743,354	China Minsheng Banking Corp. Ltd., H- Shares	770,762
794,248	China Mobile Ltd.	8,785,388
667,006	China National Building Material Co. Ltd., H-Shares	668,113
101,226	China Oilfield Services Ltd., H-Shares	254,301
323,195	China Overseas Land & Investment Ltd.	981,826
219,171	China Pacific Insurance (Group) Co. Ltd., H-Shares	862,164
7,038,001	China Petroleum & Chemical Corp. (Sinopec), H-Shares	6,963,964
786,834	China Railway Construction Corp. Ltd., H- Shares	757,040

Schedule of Investments

1,629,939	China Railway Group Ltd., H-Shares	$878,824
160,059	China Resources Enterprise Ltd.	486,547
160,553	China Resources Land Ltd.	374,940
209,103	China Resources Power Holdings Co. Ltd.	584,888
619,796	China Shenhua Energy Co. Ltd., H-Shares	1,832,266
3,404,652	China Telecom Corp. Ltd., H-Shares	1,909,880
870,404	China Unicom (Hong Kong) Ltd.	1,520,233
175,600	China Vanke Co. Ltd., H-Shares(a)	388,810
433,412	China Yurun Food Group Ltd.(a)	207,463
337,933	Citic Pacific Ltd.	673,800
2,427,580	CNOOC Ltd.	4,307,347
207,947	COSCO Pacific Ltd.	312,511
614,574	Datang International Power Generation Co. Ltd., H-Shares	305,620
474,118	Dongfeng Motor Group Co. Ltd., H-Shares	839,661
2,102,379	GOME Electrical Appliances Holdings Ltd.	357,127
215,387	Guangzhou R&F Properties Co. Ltd., H- Shares	316,458
30,715	Hengan International Group Co. Ltd.	328,875
595,327	Huaneng Power International, Inc., H- Shares	662,655
13,620,036	Industrial & Commercial Bank of China Ltd., H-Shares	9,334,469
263,958	Jiangxi Copper Co. Ltd., H-Shares	502,834
170,393	Kunlun Energy Co. Ltd.	290,350
765,486	Lenovo Group Ltd.	1,048,424
3,635,132	PetroChina Co. Ltd., H-Shares	4,759,258
255,532	PICC Property & Casualty Co. Ltd., H- Shares	414,434
144,266	Ping An Insurance (Group) Co. of China Ltd., H-Shares	1,232,286
75,185	Shanghai Industrial Holdings Ltd.	250,774
156,524	Shimao Property Holdings Ltd.	361,689
104,942	Sinopharm Group Co. Ltd., H-Shares	308,849
35,197	Tencent Holdings Ltd.	569,070
64,610	Weichai Power Co. Ltd., H-Shares	281,587
573,819	Yanzhou Coal Mining Co. Ltd., H-Shares	468,752

		86,054,762

	Cyprus - 0.1%
17,093	Novolipetsk Steel OJSC GDR	227,242

	France - 0.3%
180,398	Orange Polska SA	593,780
28,854	Tractebel Energia SA	432,829

		1,026,609

	Hong Kong - 0.6%
531,647	Country Garden Holdings Co. Ltd.	270,747
1,511,085	PT Astra International Tbk	1,006,807
498,331	PT Indofood Sukses Makmur Tbk	298,190
172,244	PT United Tractors Tbk	340,694
443,505	Skyworth Digital Holdings Ltd.	219,889

		2,136,327

	India - 6.4%
49,088	Axis Bank Ltd. GDR(a)	1,574,252
15,556	Gail India Ltd. GDR	659,730
31,258	HDFC Bank Ltd. ADR	1,481,629
61,373	ICICI Bank Ltd. ADR	3,069,877
47,713	Infosys Ltd. ADR	2,615,627
38,055	Larsen & Toubro Ltd. GDR	930,538
225,689	Reliance Industries Ltd. GDR(b)	7,471,500
38,427	State Bank of India GDR	3,066,839
41,971	Tata Motors Ltd. ADR	1,650,300
183,225	Tata Steel Ltd. GDR	1,667,348
38,029	Wipro Ltd. ADR	439,235

		24,626,875

	Indonesia - 1.2%
3,147,469	PT Adaro Energy Tbk	$322,155
632,250	PT Bank Central Asia Tbk	633,479
734,370	PT Bank Mandiri Persero Tbk	623,349
740,876	PT Bank Negara Indonesia (Persero) Tbk	325,944
801,856	PT Bank Rakyat Indonesia (Persero) Tbk	735,069
945,792	PT Perusahaan Gas Negara Persero Tbk	481,984
219,203	PT Semen Indonesia (Persero) Tbk	313,823
5,900,763	PT Telekomunikasi Indonesia Persero Tbk	1,344,587

		4,780,390

	Italy - 0.7%
10,490	Bank Pekao SA	555,111
426,590	Empresa Nacional de Electricidad SA	631,355
3,373,489	Enersis SA	1,130,238
100,266	Tim Participacoes SA	531,885

		2,848,589

	Japan - 0.3%
57,188	Mahindra & Mahindra Ltd. GDR(a)	1,130,094

	Malaysia - 2.5%
161,600	AMMB Holdings Bhd	349,964
451,600	Axiata Group Bhd	982,690
451,000	CIMB Group Holdings Bhd	984,912
298,800	DiGi.Com Bhd	530,760
140,700	Genting Bhd	434,052
215,400	Genting Malaysia Bhd	295,757
396,600	IOI Corp. Bhd	620,463
35,200	Kuala Lumpur Kepong Bhd	261,026
405,600	Malayan Banking Bhd	1,252,899
228,600	Maxis Bhd	483,143
120,100	MISC Bhd	243,135
209,900	Petronas Chemicals Group Bhd	436,088
81,800	Public Bank Bhd	506,259
326,100	Sime Darby Bhd	969,321
137,900	Telekom Malaysia Bhd	269,242
124,900	Tenaga Nasional Bhd	484,956
80,500	UMW Holdings Bhd	294,696
688,000	YTL Power International Bhd(a)	318,249

		9,717,612

	Mexico - 3.8%
236,083	Alfa SAB de CV, Class A	644,041
4,292,830	America Movil SAB de CV, Series L	5,063,937
1,930,395	Cemex SAB de CV, Series CPO(a)	2,425,940
29,062	Coca-Cola Femsa SAB de CV, Series L	309,968
167,532	Empresas ICA SAB de CV(a)	296,754
144,336	Fomento Economico Mexicano SAB de CV	1,355,993
131,900	Grupo Bimbo SAB de CV, Series A	404,083
119,100	Grupo Financiero Banorte SAB de CV, Class O	791,570
100,040	Grupo Financiero Inbursa SAB de CV, Class O	305,419
338,459	Grupo Mexico SAB de CV, Series B	1,203,137
177,984	Grupo Televisa SAB de CV, Series CPO	1,266,588
10,343	Industrias Penoles SAB de CV	257,930
92,282	Mexichem SAB de CV	368,208

		14,693,568

	Poland - 1.6%
47,725	KGHM Polska Miedz SA	1,961,542
127,532	PGE SA	848,262
65,866	Polski Koncern Naftowy Orlen SA	776,106
219,053	Polskie Gornictwo Naftowe i Gazownictwo SA	339,508
82,763	Powszechna Kasa Oszczednosci Bank Polski SA	939,551
6,819	Powszechny Zaklad Ubezpieczen SA	957,552

Schedule of Investments

136,335	Tauron Polska Energia SA	$220,904

		6,043,425

	Portugal - 0.1%
83,141	EDP - Energias do Brasil SA	388,938

	Russia - 10.5%
168,852	Federal Hydrogenerating Co. (RUSHYDRO) JSC ADR	285,102
2,226,973	Gazprom OAO ADR	16,323,712
37,350	JSFC Sistema GDR	924,786
145,678	LUKOIL OAO ADR	8,128,832
7,852	Magnit OJSC GDR	461,753
134,907	Mechel ADR(a)	254,974
8,249	Megafon OAO GDR	229,731
79,742	MMC Norilsk Nickel OJSC ADR	1,549,387
94,604	Mobile TeleSystems OJSC ADR	1,696,250
3,452	NovaTek OAO GDR	355,853
218,260	Rosneft Oil Co. GDR	1,345,306
40,080	Rostelecom OJSC ADR	594,125
381,207	Sberbank of Russia ADR(a)	3,186,891
60,053	Severstal OAO GDR	576,240
179,190	Surgutneftegas OJSC ADR	1,241,353
34,943	Tatneft ADR	1,240,655
24,879	Uralkali OJSC GDR	475,072
639,906	VTB Bank OJSC GDR	1,394,587

		40,264,609

	Saudi Arabia - 0.1%
154,745	Turk Telekomunikasyon AS	462,999

	South Africa - 7.4%
376,334	African Bank Investments Ltd.	217,033
52,703	AngloGold Ashanti Ltd.(a)	902,426
9,632	Aspen Pharmacare Holdings Ltd.	260,531
32,404	Barloworld Ltd.	307,593
46,012	Bidvest Group Ltd.	1,240,540
17,193	Exxaro Resources Ltd.	233,433
354,579	FirstRand Ltd.	1,427,996
38,252	Foschini Group Ltd. (The)	418,460
307,817	Gold Fields Ltd.	1,212,138
220,823	Growthpoint Properties Ltd. REIT	511,438
102,162	Harmony Gold Mining Co. Ltd.(a)	315,738
106,319	Impala Platinum Holdings Ltd.	1,052,033
38,261	Imperial Holdings Ltd.	704,719
34,516	Investec Ltd.	296,811
127,941	MMI Holdings Ltd.	309,649
13,017	Mondi Ltd.	228,661
223,675	MTN Group Ltd.	4,616,625
63,934	Nampak Ltd.	243,410
6,965	Naspers Ltd., Class N	855,958
159,953	Netcare Ltd.	460,404
37,450	Remgro Ltd.	808,556
221,658	Sanlam Ltd.	1,258,852
82,537	Sappi Ltd.(a)	312,695
71,262	Sasol Ltd.	4,114,131
46,095	Shoprite Holdings Ltd.	695,393
176,571	Sibanye Gold Ltd.	419,794
29,352	Spar Group Ltd. (The)	339,045
163,722	Standard Bank Group Ltd.	2,203,882
204,143	Steinhoff International Holdings Ltd.	1,021,048
18,826	Tiger Brands Ltd.	541,089
45,762	Truworths International Ltd.	321,293
81,451	Woolworths Holdings Ltd.	630,159

		28,481,533

	Spain - 1.3%
369,484	Banco Santander Brasil SA	2,485,077
9,547,792	Banco Santander Chile	604,463

269,192	Grupo Financiero Santander Mexico SAB de CV, Class B	$715,038
65,843	Telefonica Brasil SA (Preference Shares)	1,325,055

		5,129,633

	Taiwan - 13.3%
1,044,331	Acer, Inc.(a)	825,701
689,811	Advanced Semiconductor Engineering, Inc.	821,319
242,405	Asia Cement Corp.	337,036
149,738	Asustek Computer, Inc.	1,582,351
3,358,000	AU Optronics Corp.(a)	1,505,358
47,000	Catcher Technology Co. Ltd.	384,469
669,440	Cathay Financial Holding Co. Ltd.	1,115,977
118,894	Cheng Shin Rubber Industry Co. Ltd.	298,980
1,538,081	China Development Financial Holding Corp.	506,853
345,000	China Life Insurance Co. Ltd.	329,246
960,000	China Steel Corp.	829,103
549,000	Chunghwa Telecom Co. Ltd.	1,674,291
1,086,054	Compal Electronics, Inc.	1,002,075
1,240,969	CTBC Financial Holding Co. Ltd.	870,997
153,000	Delta Electronics, Inc.	1,046,483
404,800	E.Sun Financial Holding Co. Ltd.	270,283
237,930	Far Eastern New Century Corp.	266,674
207,000	Far EasTone Telecommunications Co. Ltd.	428,086
441,335	First Financial Holding Co. Ltd.	300,685
251,920	Formosa Chemicals & Fibre Corp.	613,408
90,000	Formosa Petrochemical Corp.	229,784
287,280	Formosa Plastics Corp.	737,435
148,745	Foxconn Technology Co. Ltd.	366,220
833,928	Fubon Financial Holding Co. Ltd.	1,308,530
2,019,895	Hon Hai Precision Industry Co. Ltd.	6,899,729
25,000	Hotai Motor Co. Ltd.	323,667
364,233	HTC Corp.	1,578,447
2,786,142	Innolux Corp.	1,309,403
625,000	Inventec Corp.	553,846
316,859	Lite-On Technology Corp.	533,390
94,091	MediaTek, Inc.	1,460,022
971,640	Mega Financial Holding Co. Ltd.	854,572
383,940	Nan Ya Plastics Corp.	896,189
50,000	Novatek Microelectronics Corp.	252,952
574,106	Pegatron Corp.	1,081,407
221,740	Pou Chen Corp.	247,053
218,200	Powertech Technology, Inc.	363,738
47,000	President Chain Store Corp.	373,352
444,000	Quanta Computer, Inc.	1,245,108
1,144,696	Shin Kong Financial Holding Co. Ltd.	380,360
436,000	Siliconware Precision Industries Co.	594,955
667,456	SinoPac Financial Holdings Co. Ltd.	313,436
288,000	Synnex Technology International Corp.	452,292
861,880	Taishin Financial Holding Co. Ltd.	460,640
430,089	Taiwan Cement Corp.	638,031
171,400	Taiwan Mobile Co. Ltd.	525,424
1,844,000	Taiwan Semiconductor Manufacturing Co. Ltd.	7,408,547
51,000	TPK Holding Co. Ltd.	319,487
409,000	Unimicron Technology Corp.	339,872
496,609	Uni-President Enterprises Corp.	947,391
2,599,000	United Microelectronics Corp.	1,204,036
716,000	Wintek Corp.(a)	266,498
935,219	Wistron Corp.	893,063
293,760	WPG Holdings Ltd.	388,959
1,037,306	Yuanta Financial Holding Co. Ltd.	576,478

		51,333,688

	Thailand - 2.2%
102,176	Advanced Info. Service PCL	660,830
65,301	Bangkok Bank PCL	399,053

Schedule of Investments

337,199	Banpu PCL	$323,798
404,158	Charoen Pokphand Foods PCL	336,693
216,478	CP ALL PCL	311,807
2,759,657	IRPC PCL	290,490
99,224	Kasikornbank PCL	652,679
461,401	Krung Thai Bank PCL	307,510
132,690	PTT Exploration & Production PCL	671,508
30,820	PTT Exploration & Production PCL NVDR	155,479
289,564	PTT Global Chemical PCL	593,978
176,810	PTT PCL	1,753,224
31,784	PTT PCL NVDR	315,166
27,466	Siam Cement PCL	366,549
132,352	Siam Commercial Bank PCL	733,686
235,797	Thai Oil PCL	378,575
90,976	Total Access Communication PCL	291,482

		8,542,507

	Turkey - 2.5%
311,709	Akbank TAS	1,227,521
14,745	BIM Birlesik Magazalar AS	348,809
256,553	Eregli Demir ve Celik Fabrikalari TAS	538,570
181,145	Haci Omer Sabanci Holding AS	843,122
188,165	Koc Holding AS	979,392
44,540	Tupras Turkiye Petrol Rafine AS	1,085,853
78,348	Turk Hava Yollari AO(a)	233,641
374,067	Turkiye Garanti Bankasi AS	1,529,146
124,096	Turkiye Halk Bankasi AS	928,685
359,059	Turkiye Is Bankasi, Class C	994,800
256,485	Turkiye Vakiflar Bankasi TAO, Class D	598,041
173,240	Yapi ve Kredi Bankasi AS	391,674

		9,699,254

	United Kingdom - 0.9%
7,077	Anglo American Platinum Ltd.(a)	310,518
60,688	Barclays Africa Group Ltd.	944,779
11,946	Kumba Iron Ore Ltd.	417,409
32,113	Nedbank Group Ltd.	698,583
44,975	Souza Cruz SA	418,012
47,119	Vodacom Group Ltd.	551,894

		3,341,195

	United States - 0.3%
21,608	Massmart Holdings Ltd.	282,235
425,079	Wal-Mart de Mexico SAB de CV, Series V	1,054,587

		1,336,822

	Total Common Stocks and Other Equity Interests (Cost $382,641,484)	384,884,995

	Rights - 0.0%
	Taiwan - 0.0%
209,348	Innolux Corp., expiring 09/04/14(a) (Cost $0)	12,565

	Total Investments (Cost $382,641,484)(e)-99.9%	$384,897,560
	Other assets less liabilities-0.1%	268,710

	Net Assets-100.0%	$385,166,270

Investment Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-voting Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933 (the “1933 Act”), as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2014 was 7,471,500, which represented 1.94% of the Fund’s Net Assets.
(e)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $397,761,024. The net unrealized depreciation was $12,863,464, which consisted of aggregate gross unrealized appreciation of $42,324,638 and aggregate gross unrealized depreciation of $55,188,102.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Agriculture Portfolio (PAGG)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.8%
	Australia - 1.6%
91,934	GrainCorp Ltd., Class A	$744,453
88,825	Nufarm Ltd.	359,225

		1,103,678

	Brazil - 0.3%
24,738	SLC Agricola SA	185,052

	British Virgin Islands - 0.6%
238,217	First Resources Ltd.	431,438

	Canada - 12.2%
31,568	Agrium, Inc.	2,882,340
156,219	Potash Corp. of Saskatchewan, Inc.(a)	5,554,804

		8,437,144

	China - 1.7%
1,054,386	China Agri-Industries Holdings Ltd.	462,566
354,958	China BlueChemical Ltd., H-Shares	183,661
1,066,537	China Modern Dairy Holdings Ltd.(b)	498,173

		1,144,400

	Denmark - 0.3%
4,519	Auriga Industries A/S, Class B(b)	243,315

	Germany - 3.6%
81,349	K+S AG	2,502,890

	Hong Kong - 0.9%
166,004	PT Astra Agro Lestari Tbk	382,838
1,404,668	PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	254,788

		637,626

	Indonesia - 3.8%
3,222,248	Golden Agri-Resources Ltd.	1,381,498
3,705,298	PT Charoen Pokphand Indonesia Tbk	1,264,170

		2,645,668

	Israel - 3.6%
223,562	Israel Chemicals Ltd.	1,826,540
1,159	Israel Corp. Ltd. (The)(b)	685,505

		2,512,045

	Japan - 0.8%
9,810	Hokuto Corp.	187,166
19,085	Kumiai Chemical Industry Co. Ltd.	125,087
21,017	Nihon Nohyaku Co. Ltd.	228,696

		540,949

	Malaysia - 10.0%
934,200	Felda Global Ventures Holdings Bhd	1,175,058
172,300	Genting Plantations Bhd	594,101
1,844,590	IOI Corp. Bhd	2,885,779
267,874	Kuala Lumpur Kepong Bhd	1,986,425
28,699	New Britain Palm Oil Ltd.	251,468

		6,892,831

	Netherlands - 2.2%
35,268	Nutreco NV	1,506,496

	Norway - 4.1%
61,936	Yara International ASA	$2,833,220

	Russia - 0.7%
39,020	Phosagro OAO GDR	491,652

	Singapore - 4.0%
1,059,581	Wilmar International Ltd.	2,776,640

	Switzerland - 7.6%
14,690	Syngenta AG	5,244,005

	Taiwan - 1.1%
368,099	Taiwan Fertilizer Co. Ltd.	751,185

	Turkey - 0.1%
41,929	Gubre Fabrikalari TAS	86,198

	United States - 40.6%
125,973	Archer-Daniels-Midland Co.	5,845,147
36,425	Bunge Ltd.	2,871,747
11,632	CF Industries Holdings, Inc.	2,911,955
82,640	Darling International, Inc.(b)	1,547,021
18,445	Fresh Del Monte Produce, Inc.	552,243
34,050	Ingredion, Inc.	2,507,102
27,886	Intrepid Potash, Inc.(b)	412,992
46,460	Monsanto Co.	5,254,161
113,247	Mosaic Co. (The)	5,221,819
17,847	Scotts Miracle-Gro Co. (The), Class A	949,460

		28,073,647

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $71,752,584)-99.8%	69,040,079

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 6.4%
4,434,266	Invesco Liquid Assets Portfolio - Institutional Class(c)(d) (Cost $4,434,266)	4,434,266

	Total Investments (Cost $76,186,850)(e)-106.2%	73,474,345
	Other assets less liabilities-(6.2)%	(4,305,072)

	Net Assets-100.0%	$69,169,273

Investment Abbreviations:

GDR - Global Depositary Receipt

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at July 31, 2014.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of July 31, 2014.

Schedule of Investments

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Citibank	$4,222,241	$(4,222,241)	$—

*	Amount does not include excess collateral received, if any.
(e)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $77,402,935. The net unrealized depreciation was $3,928,590, which consisted of aggregate gross unrealized appreciation of $7,783,755 and aggregate gross unrealized depreciation of $11,712,345.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Clean Energy

Portfolio (PBD)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Australia - 1.2%
263,622	Contact Energy Ltd.	$1,239,571

	Austria - 1.1%
61,831	Verbund AG	1,162,355

	Brazil - 2.1%
62,634	Cosan SA Industria e Comercio	1,027,453
64,100	Sao Martinho SA	1,074,416

		2,101,869

	Canada - 3.1%
35,169	Ballard Power Systems, Inc.(a)(b)	139,881
46,623	Canadian Solar, Inc.(a)(b)	1,163,710
9,069	Hydrogenics Corp.(a)(b)	205,503
118,059	Innergex Renewable Energy, Inc.(a)	1,138,676
46,487	TransAlta Renewables, Inc.(a)	497,046

		3,144,816

	Cayman Islands - 1.1%
285,709	Infinis Energy PLC	1,121,492

	China - 15.5%
94,519	BYD Co. Ltd., H-Shares	631,139
3,798,634	China Datang Corp. Renewable Power Co. Ltd., H-Shares	568,566
822,237	China Everbright International Ltd.	1,107,626
1,655,661	China Longyuan Power Group Corp., H-Shares	1,687,695
840,431	China Singyes Solar Technologies Holdings Ltd.	1,236,239
4,078,945	GCL-Poly Energy Holdings Ltd.(b)	1,331,569
8,503,554	Hanergy Solar Group Ltd.	1,338,615
5,276,058	Huaneng Renewables Corp. Ltd., H-Shares	1,770,021
34,888	JA Solar Holdings Co. Ltd. ADR(a)(b)	306,317
990,354	Shunfeng Photovoltaic International Ltd.(b)	1,102,800
106,737	Trina Solar Ltd. ADR(a)(b)	1,196,522
2,843,000	Trony Solar Holdings Co. Ltd.(b)	57,777
636,462	Wasion Group Holdings Ltd.	507,524
1,516,948	Xinjiang Goldwind Science & Technology Co. Ltd., H-Shares	1,734,203
363,691	Yingli Green Energy Holding Co. Ltd. ADR(a)(b)	1,200,180

		15,776,793

	Denmark - 4.1%
23,038	Novozymes A/S, Class B	1,141,191
8,716	Rockwool International A/S, Class B	1,455,587
35,400	Vestas Wind Systems A/S(b)	1,600,427

		4,197,205

	Finland - 1.1%
42,727	Fortum Oyj	1,097,640

	France - 2.1%
12,061	Albioma	305,001
9,474	Blue Solutions SA(a)(b)	441,132

3,787	Saft Groupe SA	$139,596
33,063	SunPower Corp.(a)(b)	1,214,404

		2,100,133

	Germany - 5.6%
111,196	Aixtron SE(a)(b)	1,509,376
18,832	CENTROTEC Sustainable AG	403,407
79,535	Nordex SE(b)	1,459,521
35,436	Osram Licht AG(b)	1,438,048
33,512	SMA Solar Technology AG(a)(b)	907,991

		5,718,343

	Hong Kong - 2.9%
2,568,289	China High Speed Transmission Equipment Group Co. Ltd.(b)	2,021,479
7,866,846	FDG Electric Vehicles Ltd.(b)	507,535
3,333,769	United Photovoltaics Group Ltd.(b)	447,368

		2,976,382

	Ireland - 1.7%
98,435	Kingspan Group PLC	1,683,203

	Israel - 1.1%
41,566	Ormat Technologies, Inc.	1,071,987

	Italy - 1.6%
412,215	Enel Green Power SpA	1,141,696
277,705	Falck Renewables SpA	477,838

		1,619,534

	Japan - 3.3%
88,359	GS Yuasa Corp.	573,966
76,381	Japan Wind Development Co. Ltd.(b)	470,163
391,030	Meidensha Corp.	1,688,309
49,005	Takuma Co. Ltd.	300,697
24,564	West Holdings Corp.	359,974

		3,393,109

	New Zealand - 1.2%
616,106	Mighty River Power Ltd.	1,239,321

	Norway - 1.5%
2,153,576	REC Silicon ASA(b)	1,200,221
21,984	REC Solar ASA(b)	293,385

		1,493,606

	Philippines - 1.1%
7,997,521	Energy Development Corp.	1,129,365

	Portugal - 1.6%
235,520	EDP Renovaveis SA	1,660,083

	South Korea - 1.7%
42,693	Seoul Semiconductor Co. Ltd.	1,200,397
23,959	Taewoong Co. Ltd.(b)	536,126

		1,736,523

	Spain - 2.9%
211,607	Abengoa SA, Class B	1,127,424
142,987	Gamesa Corp. Tecnologica SA(b)	1,798,568

		2,925,992

	Sweden - 1.3%
50,969	NIBE Industrier AB, Class B	1,366,859

	Switzerland - 0.9%
80,778	Meyer Burger Technology AG(a)(b)	954,980

	Taiwan - 4.7%
689,131	Epistar Corp.	1,516,619
793,000	Motech Industries, Inc.	1,078,858
1,033,241	Neo Solar Power Corp.	1,033,603

Schedule of Investments

682,000	Sino-American Silicon Products, Inc.	$1,184,821

		4,813,901

	Thailand - 1.7%
1,990,781	Energy Absolute PCL	1,357,773
452,660	SPCG PCL(b)	349,610

		1,707,383

	Turkey - 0.3%
619,839	Akenerji Elektrik Uretim AS(b)	338,070

	United Kingdom - 1.4%
31,061	Dialight PLC	484,548
279,206	Renewables Infrastructure Group Ltd. (The)	502,023
43,322	Ricardo PLC	469,928

		1,456,499

	United States - 32.1%
33,139	A.O. Smith Corp.	1,547,591
12,177	Acuity Brands, Inc.	1,306,227
14,782	Aerovironment, Inc.(b)	465,485
62,671	Ameresco, Inc., Class A(b)	471,286
80,548	Capstone Turbine Corp.(a)(b)	111,962
57,169	Covanta Holding Corp.	1,167,391
34,167	Cree, Inc.(b)	1,613,707
25,846	EnerNOC, Inc.(b)	463,160
43,631	Enphase Energy, Inc.(a)(b)	449,399
18,844	First Solar, Inc.(b)	1,189,245
14,793	Fuel Systems Solutions, Inc.(b)	155,327
64,770	FuelCell Energy, Inc.(a)(b)	160,630
35,684	Green Plains, Inc.	1,337,793
71,572	GT Advanced Technologies, Inc.(a)(b)	990,557
58,799	International Rectifier Corp.(b)	1,460,567
41,036	Itron, Inc.(b)	1,476,475
32,781	Johnson Controls, Inc.	1,548,574
29,473	LSB Industries, Inc.(b)	1,135,005
9,872	Maxwell Technologies, Inc.(b)	107,407
94,876	Opower, Inc.(a)(b)	1,518,016
53,788	Pattern Energy Group, Inc.	1,666,890
124,981	Plug Power, Inc.(a)(b)	677,397
11,541	Polypore International, Inc.(b)	497,417
59,127	PowerSecure International, Inc.(a)(b)	581,218
27,797	Quantum Fuel Systems Technologies
	Worldwide, Inc.(a)(b)	142,599
28,143	Renewable Energy Group, Inc.(b)	315,202
55,737	Rubicon Technology, Inc.(a)(b)	419,700
117,979	Silver Spring Networks, Inc.(a)(b)	1,260,016
19,028	SolarCity Corp.(a)(b)	1,361,073
98,708	Solazyme, Inc.(a)(b)	955,493
60,557	SunEdison, Inc.(b)	1,211,140
7,022	Tesla Motors, Inc.(b)	1,568,013
55,746	Universal Display Corp.(a)(b)	1,709,172
47,042	Veeco Instruments, Inc.(a)(b)	1,632,828

		32,673,962

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $85,500,355)-100.0%	101,900,976

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 17.4%
17,673,544	Invesco Liquid Assets Portfolio - Institutional Class(c)(d) (Cost $17,673,544)	$17,673,544

Total Investments (Cost $103,173,899)(e)-117.4%	$119,574,520
Other assets less liabilities-(17.4)%	(17,731,244)

Net Assets-100.0%	$101,843,276

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at July 31, 2014.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of July 31, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Citibank	$17,000,157	$(17,000,157)	$—

*	Amount does not include excess collateral received, if any.
(e)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $106,877,158. The net unrealized appreciation was $12,697,362, which consisted of aggregate gross unrealized appreciation of $23,180,252 and aggregate gross unrealized depreciation of $10,482,890.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report

Schedule of Investments

PowerShares Global Gold and Precious Metals Portfolio (PSAU)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Australia - 5.4%
123,826	Beadell Resources Ltd.(a)	$59,863
73,348	Evolution Mining Ltd.	53,189
117,624	Newcrest Mining Ltd.(a)	1,191,970
57,103	Regis Resources Ltd.	93,436
69,251	Resolute Mining Ltd.(a)	38,630

		1,437,088

	Canada - 53.9%
23,750	African Barrick Gold PLC	105,054
32,825	Agnico Eagle Mines Ltd.	1,222,363
19,934	Alamos Gold, Inc.	177,614
24,128	Argonaut Gold, Inc.(a)(b)	88,210
38,838	AuRico Gold, Inc.	159,826
105,810	B2Gold Corp.(a)(b)	274,086
114,038	Barrick Gold Corp.	2,063,610
25,161	Centerra Gold, Inc.	131,046
15,945	Continental Gold Ltd.(a)(b)	56,536
24,708	Detour Gold Corp.(a)	278,934
16,840	Dundee Precious Metals, Inc.(a)	79,973
112,338	Eldorado Gold Corp.	834,809
18,391	First Majestic Silver Corp.(a)	195,457
19,734	Fortuna Silver Mines, Inc.(a)	107,493
19,948	Franco-Nevada Corp.	1,130,384
45,710	Gabriel Resources Ltd.(a)	36,949
78,647	Goldcorp, Inc.	2,157,166
58,973	IAMGOLD Corp.(a)	218,308
179,528	Kinross Gold Corp.(a)	719,002
79,047	New Gold, Inc.(a)	487,214
23,774	Pan American Silver Corp.	349,846
12,734	Pretium Resources, Inc.(a)	87,260
24,977	Primero Mining Corp.(a)	191,575
17,403	Sandstorm Gold Ltd.(a)	117,336
43,212	SEMAFO, Inc.(a)	186,955
12,639	Silver Standard Resources, Inc.(a)(b)	116,214
54,847	Silver Wheaton Corp.	1,434,844
113,691	Torex Gold Resources, Inc.(a)	158,738
138,057	Yamana Gold, Inc.	1,179,378

		14,346,180

	China - 1.4%
37,850	China Gold International Resources Corp. Ltd.(a)	111,257
41,287	Zhaojin Mining Industry Co. Ltd., H-Shares	25,944
942,581	Zijin Mining Group Co. Ltd., H-Shares	245,678

		382,879

	Egypt - 0.8%
169,079	Centamin PLC(a)	205,956

	Hong Kong - 0.7%
591,459	China Precious Metal Resources Holdings Co. Ltd.(a)	78,607
3,479,920	G-Resources Group Ltd.(a)	100,580

		179,187

	Japan - 0.4%
5,322	Asahi Holdings, Inc.	92,430

	Jersey Island - 4.1%
12,647	Randgold Resources Ltd.	$1,093,218

	Mexico - 3.4%
26,587	Fresnillo PLC	417,896
19,963	Industrias Penoles S.A.B. de C.V.	497,831

		915,727

	Peru - 0.3%
26,432	Hochschild Mining PLC(a)	72,739

	Russia - 1.0%
31,091	Polymetal International PLC	266,391

	Singapore - 0.0%
150,430	LionGold Corp. Ltd.(a)	9,524

	South Africa - 11.2%
59,391	AngloGold Ashanti Ltd.(a)	1,014,466
121,530	Gold Fields Ltd.	478,567
67,701	Great Basin Gold Ltd.(a)	0
58,665	Harmony Gold Mining Co. Ltd.(a)	181,308
81,318	Impala Platinum Holdings Ltd.	806,844
54,143	Northam Platinum Ltd.(a)	222,352
116,951	Sibanye Gold Ltd.	277,631

		2,981,168

	Turkey - 0.3%
7,160	Koza Altin Isletmeleri AS	74,098

	United Kingdom - 2.5%
9,307	Anglo American Platinum Ltd.(a)	409,329
67,743	Lonmin PLC(a)	260,993

		670,322

	United States - 14.6%
36,357	Alacer Gold Corp.	83,157
16,204	Coeur Mining, Inc.(a)	126,391
52,098	Hecla Mining Co.	164,630
33,710	McEwen Mining, Inc.(a)	96,073
76,499	Newmont Mining Corp.	1,905,590
9,543	Royal Gold, Inc.	721,165
18,803	Stillwater Mining Co.(a)	336,574
17,237	Tahoe Resources, Inc.(a)	457,426

		3,891,006

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $39,181,446)-100.0%	26,617,913

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 1.5%
392,032	Invesco Liquid Assets Portfolio - Institutional Class(c)(d) (Cost $392,032)	392,032

	Total Investments (Cost $39,573,478)(e)-101.5%	27,009,945
	Other assets less liabilities-(1.5)%	(400,294)

	Net Assets-100.0%	$26,609,651

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2014.

Schedule of Investments

(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of July 31, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Citibank	$370,359	$(370,359)	$—

*	Amount does not include excess collateral received, if any.
(e)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $40,641,864. The net unrealized depreciation was $13,631,919, which consisted of aggregate gross unrealized appreciation of $858,061 and aggregate gross unrealized depreciation of $14,489,980.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Water Portfolio (PIO)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Brazil - 4.8%
1,205,817	Cia de Saneamento Basico do Estado de Sao Paulo	$10,691,056
174,200	Cia de Saneamento de Minas Gerais-Copasa MG	2,856,053

		13,547,109

	Canada - 0.1%
42,044	Pure Technologies Ltd.	303,169

	Cayman Islands - 0.4%
114,416	Consolidated Water Co. Ltd.	1,188,782

	China - 9.0%
18,381,135	Beijing Enterprises Water Group Ltd.	12,001,025
11,411,066	HanKore Environment Tech Group Ltd.(a)	8,001,509
18,940,901	SIIC Environment Holdings Ltd.(a)	2,474,149
4,184,985	Tianjin Capital Environmental Protection Group Co. Ltd., H-Shares	2,986,170

		25,462,853

	Finland - 1.4%
224,564	Kemira Oyj	3,061,756
49,677	Uponor Oyj	767,039

		3,828,795

	France - 11.5%
584,713	Suez Environnement Co.	10,913,729
1,229,489	Veolia Environnement SA	21,764,099

		32,677,828

	Hong Kong - 0.3%
4,001,032	China Water Industry Group Ltd.(a)	769,226

	Japan - 4.3%
352,058	Kurita Water Industries Ltd.	8,192,491
62,422	Organo Corp.	312,003
425,007	Torishima Pump Manufacturing Co. Ltd.	3,810,536

		12,315,030

	Malaysia - 0.4%
1,170,100	Puncak Niaga Holding Bhd(a)	1,219,159

	Singapore - 1.2%
544,029	Hyflux Ltd.	516,628
2,672,933	United Envirotech Ltd.	2,934,582

		3,451,210

	Switzerland - 7.1%
60,174	Geberit AG	20,223,440

	United Kingdom - 19.1%
279,709	Halma PLC	2,658,669
559,472	Pennon Group PLC	7,698,134
315,128	Pentair PLC	20,190,251
356,272	Severn Trent PLC	11,638,905
807,773	United Utilities Group PLC	12,137,488

		54,323,447

	United States - 40.5%
230,563	American Water Works Co., Inc.	11,013,994
4	Aqua America, Inc.	95

318,975	Flowserve Corp.	$23,616,909
103,773	Itron, Inc.(a)	3,733,752
52,843	Lindsay Corp.(b)	4,277,641
138,785	Pall Corp.	10,751,674
166,016	Roper Industries, Inc.	23,917,925
75,708	Toro Co. (The)	4,491,756
69,314	Valmont Industries, Inc.(b)	10,094,198
117,418	Waters Corp.(a)	12,145,718
315,299	Xylem, Inc.	11,126,902

		115,170,564

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $224,434,885)-100.1%	284,480,612

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 3.9%
11,036,310	Invesco Liquid Assets Portfolio - Institutional Class(c)(d) (Cost $11,036,310)	11,036,310

	Total Investments (Cost $235,471,195)(e)-104.0%	295,516,922
	Other assets less liabilities-(4.0)%	(11,284,570)

	Net Assets-100.0%	$284,232,352

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2014.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of July 31, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Citibank	$10,804,332	$(10,804,332)	$—

*	Amount does not include excess collateral received, if any.
(e)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $244,963,779. The net unrealized appreciation was $50,553,143, which consisted of aggregate gross unrealized appreciation of $61,444,809 and aggregate gross unrealized depreciation of $10,891,666.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares International BuyBack Achievers™ Portfolio (IPKW)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 98.1%
	Australia - 7.7%
97,930	Aurizon Holdings Ltd.	$453,159
3	Stockland REIT	11
136,417	Westfield Corp. REIT	941,793

		1,394,963

	British Virgin Islands - 0.5%
744,000	Fantasia Holdings Group Co. Ltd.	90,894

	Canada - 17.5%
3	AGF Management Ltd., Class B	33
107,521	AuRico Gold, Inc.	442,469
4	Celestica, Inc.(a)	43
21,637	Jean Coutu Group (PJC), Inc. (The), Class A	429,103
8,537	Magna International, Inc.	918,199
7,432	Metro, Inc.	485,317
8,262	ShawCor Ltd.	418,849
8,399	Tim Hortons, Inc.	469,924

		3,163,937

	Denmark - 0.0%
2	GN Store Nord A/S	51
7	Topdanmark A/S(a)	216

		267

	France - 4.4%
13,739	Airbus Group NV	793,904

	Germany - 2.4%
8	Drillisch AG	301
6	GAGFAH SA(a)	105
29,377	QSC AG	118,902
12,751	Software AG	320,232

		439,540

	Japan - 30.3%
6	Ai Holdings Corp.	111
29,211	Ajinomoto Co., Inc.	450,475
1	Aozora Bank Ltd.	3
5,000	CONEXIO Corp.	43,920
4	Fujikura Ltd.	20
3,300	Hikari Tsushin, Inc.	243,295
5,500	Hiramatsu, Inc.	35,072
2	Itoham Foods, Inc.	9
25,000	Kinden Corp.	277,152
5	Kurita Water Industries Ltd.	116
1,200	Kyoritsu Maintenance Co. Ltd.	54,129
8	NH Foods Ltd.	164
7,700	Nintendo Co. Ltd.	857,019
10,500	Nippon Gas Co. Ltd.	246,495
14,800	Nippon Telegraph & Telephone Corp.	984,190
23,900	Nipro Corp.	205,528
158,000	Resona Holdings, Inc.	870,711
4,000	Riso Kagaku Corp.	117,233
4	Sangetsu Co. Ltd.	105
5	Santen Pharmaceutical Co. Ltd.	294

47,400	SKY Perfect JSAT Holdings, Inc.	$281,983
5,745	T-Gaia Corp.	53,424
6,000	Toyo Corp.	66,938
5,400	Unipres Corp.	117,272
7	USS Co. Ltd.	123
4,300	WATAMI Co. Ltd.	57,945
1,300	Wowow, Inc.	54,023
129,100	Yamada Denki Co. Ltd.	460,035
4	Yellow Hat Ltd.	88

		5,477,872

	Malaysia - 1.6%
262,500	Hap Seng Consolidated Bhd	288,290

	Mexico - 8.1%
887,900	America Movil SAB de CV, Series L	1,047,391
38,456	Gruma SAB de CV, Class B(a)	421,670

		1,469,061

	Netherlands - 7.0%
21,831	Corbion NV	416,095
49,044	Koninklijke Ahold NV	854,120

		1,270,215

	Poland - 1.6%
155,341	Netia SA	280,060

	South Africa - 2.1%
23,282	Hosken Consolidated Investments Ltd.	369,223
3	Super Group Ltd.(a)	8

		369,231

	Spain - 3.6%
32,862	Duro Felguera SA	205,567
5,318	Hochtief AG	446,226

		651,793

	Switzerland - 0.1%
7	Forbo Holding AG(a)	6,840

	Thailand - 0.9%
336,800	MBK PCL	167,579

	United Kingdom - 10.3%
8	AMEC PLC	153
88,526	Kazakhmys PLC(a)	485,441
5	Micro Focus International PLC	71
70,088	Sage Group PLC (The)	434,605
64,636	SVG Capital PLC(a)	455,142
25,159	WH Smith PLC	478,213

		1,853,625

	Total Investments (Cost $17,699,145)(b)-98.1%	17,718,071
	Other assets less liabilities-1.9%	345,972

	Net Assets-100.0%	$18,064,043

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	In a fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year end reporting period. At July 31, 2014, the cost of investments is the same for tax and financial reporting purposes. The net unrealized appreciation was $18,926, which consisted of aggregate gross unrealized appreciation of $97,130 and aggregate gross unrealized depreciation of $78,204.

The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.

Schedule of Investments

PowerShares S&P International Developed High Quality Portfolio (IDHQ)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Australia - 4.4%
1,482	Australia & New Zealand Banking Group Ltd.	$46,804
7,573	Cardno Ltd.	44,356
1,851	Commonwealth Bank of Australia	144,123
727	CSL Ltd.	45,826
12,638	GPT Group REIT	47,821
2,633	JB Hi-Fi Ltd.	48,762
16,623	M2 Group Ltd.	93,963
21,770	Primary Health Care Ltd.	98,364
40,489	Qantas Airways Ltd.(a)	50,253
1,178	Wesfarmers Ltd.	48,210
2,769	Woolworths Ltd.	95,122

		763,604

	Belgium - 0.8%
1,628	Arseus NV	87,729
465	Cie d’Entreprises CFE	45,680

		133,409

	Canada - 12.2%
3,384	Alimentation Couche Tard, Inc., Class B	92,756
1,379	Bank of Nova Scotia	93,749
1,019	BCE, Inc.	46,221
2,301	Calfrac Well Services Ltd.	44,069
2,120	Canadian National Railway Co.	141,943
965	Canadian Tire Corp. Ltd., Class A	91,815
2,512	Canadian Utilities Ltd., Class A	90,383
2,457	Canadian Western Bank	93,933
1,700	Dream Office Real Estate Investment Trust REIT	45,317
1,432	Emera, Inc.	44,342
1,959	Enbridge, Inc.	96,182
3,039	Fortis, Inc.	93,656
3,247	Great-West Lifeco, Inc.	94,727
1,474	Husky Energy, Inc.	44,911
985	IGM Financial, Inc.	46,542
1,042	Industrial Alliance Insurance & Financial Services, Inc.	45,761
1,970	Laurentian Bank of Canada	93,284
3,150	Loblaw Cos. Ltd.	155,178
2,321	Manulife Financial Corp.	47,501
2,263	Metro, Inc.	147,776
1,084	National Bank of Canada	48,591
2,816	Northland Power, Inc.	45,552
1,654	Power Corp. of Canada	48,740
1,455	Power Financial Corp.	46,965
640	Royal Bank of Canada	47,307
905	ShawCor Ltd.	45,880
1,102	Suncor Energy, Inc.	45,319
1,256	TELUS Corp.	43,911
846	Tim Hortons, Inc.	47,334
1,933	Toromont Industries Ltd.	46,254

		2,115,899

	Denmark - 3.2%
530	Coloplast A/S, Class B	$44,888
2,888	DSV A/S	91,225
3,110	Novo Nordisk A/S, Class B	143,952
1,873	Novozymes A/S, Class B	92,779
12,923	Spar Nord Bank A/S	140,321
1,575	Topdanmark A/S(a)	48,648

		561,813

	Finland - 1.4%
1,694	Huhtamaki Oyj	45,173
1,211	Kesko Oyj, Class B	46,179
1,125	Kone Oyj, Class B	47,370
2,535	Metso Oyj	99,686

		238,408

	France - 5.2%
1,028	Air Liquide SA	130,697
367	Casino Guichard Perrachon SA	44,273
727	Dassault Systemes	48,772
912	Essilor International SA	89,042
1,366	Eutelsat Communications SA	47,137
131	Hermes International	45,231
223	Kering	47,725
496	LVMH Moet Hennessy Louis Vuitton SA	85,345
685	Orpea	44,896
399	Pernod Ricard SA	44,684
572	Publicis Groupe SA	41,596
906	Sanofi	95,305
2,838	Societe Television Francaise 1	41,941
1,318	Vinci SA	91,031

		897,675

	Germany - 4.9%
960	Adidas AG	76,311
525	Bilfinger SE	42,920
931	Cancom SE	43,480
2,793	Dialog Semiconductor PLC(a)	85,410
2,071	Fresenius Medical Care AG & Co. KGaA	143,815
311	Fresenius SE & Co. KGaA	46,564
3,349	Fuchs Petrolub SE	134,451
10,122	Kloeckner & Co. SE(a)	132,372
522	MTU Aero Engines AG	45,161
146	Rational AG	47,479
1,448	Rhoen Klinikum AG	44,948

		842,911

	Hong Kong - 4.5%
11,364	Bank of East Asia Ltd. (The)	48,608
2,279	Cheung Kong (Holdings) Ltd.	44,315
18,548	Chow Sang Sang Holdings International Ltd.	48,225
8,510	Dairy Farm International Holdings Ltd.	90,972
51,000	Fortune Real Estate Investment Trust REIT	48,368
5,000	Galaxy Entertainment Group Ltd.	42,548
25,000	Hang Lung Group Ltd.	134,515
21,115	Hong Kong & China Gas Co. Ltd.	46,208
13,000	Johnson Electric Holdings Ltd.	50,322
34,912	Li & Fung Ltd.	46,849
5,000	Power Assets Holdings Ltd.	44,742
15,410	Techtronic Industries Co.	46,528
7,200	Television Broadcasts Ltd.	46,637
13,774	Yue Yuen Industrial (Holdings) Ltd.	46,298

		785,135

	Ireland - 1.3%
1,778	CRH PLC	41,584
5,933	Glanbia PLC	91,450
1,422	Paddy Power PLC	100,383

		233,417

Schedule of Investments

	Israel - 0.3%
1,923	Frutarom Industries Ltd.	$47,902

	Italy - 2.3%
5,351	Banca Popolare dell’Emilia Romagna SC(a)	45,464
3,011	Banco Popolare SC(a)	46,814
2,313	EXOR SpA	88,821
4,899	Finmeccanica SpA(a)	45,294
5,334	Saipem SpA(a)	124,610
15,769	Sorin SpA(a)	43,421

		394,424

	Japan - 27.3%
2,677	ABC-Mart, Inc.	145,779
4,600	Amada Co. Ltd.	45,090
4,315	Asahi Group Holdings Ltd.	131,546
2,100	ASICS Corp.	44,926
5,400	Avex Group Holdings, Inc.	93,365
7,624	Bank of Yokohama Ltd. (The)	43,949
336	Central Japan Railway Co.	48,194
1,400	Century Tokyo Leasing Corp.	45,675
13,000	Chiba Bank Ltd. (The)	95,823
3,400	Chugoku Electric Power Co., Inc. (The)	45,693
5,200	COMSYS Holdings Corp.	97,239
23,000	Cosmo Oil Co. Ltd.	46,521
2,500	Daiseki Co. Ltd.	44,975
384	Daito Trust Construction Co. Ltd.	46,583
700	DISCO Corp.	45,607
554	East Japan Railway Co.	44,833
2,400	F.C.C. Co. Ltd.	43,573
16,000	Gunze Ltd.	43,876
7,000	Hachijuni Bank Ltd. (The)	43,565
16,000	Hankyu Hanshin Holdings, Inc.	93,820
3,300	Hino Motors Ltd.	46,370
1,900	Hitachi High-Technologies Corp.	51,364
11,000	Hyakugo Bank Ltd. (The)	44,498
1,400	Inaba Denki Sangyo Co. Ltd.	46,968
1,900	Internet Initiative Japan, Inc.	42,070
2,700	Kakaku.com, Inc.	46,473
4,546	Kaken Pharmaceutical Co. Ltd.	102,073
10,000	Kenedix, Inc.(a)	44,635
12,000	Kintetsu Corp.	43,993
733	Kobayashi Pharmaceutical Co. Ltd.	45,833
4,700	Konica Minolta, Inc.	50,960
3,000	Kubota Corp.	40,186
56,000	Kumagai Gumi Co. Ltd.(a)	154,656
900	Kyocera Corp.	44,171
600	Lawson, Inc.	45,160
2,262	Maeda Road Construction Co. Ltd.	39,682
1,700	Maruichi Steel Tube Ltd.	47,511
1,300	Matsumotokiyoshi Holdings Co. Ltd.	42,855
6,400	Mitsubishi Tanabe Pharma Corp.	93,665
1,100	Nakanishi, Inc.	47,173
1,400	Nidec Corp.	92,262
2,000	Nippon Gas Co. Ltd.	47,260
2,700	Nippon Konpo Unyu Soko Co. Ltd.	46,814
700	Nippon Telegraph & Telephone Corp.	46,696
2,800	Nissan Chemical Industries Ltd.	51,897
4,700	Nissin Kogyo Co. Ltd.	85,513
4,130	NTT Urban Development Corp.	45,704
6,000	PanaHome Corp.	44,868
3,000	Paramount Bed Holdings Co. Ltd.	90,436
5,000	Park24 Co. Ltd.	92,478
7,000	Rakuten, Inc.	93,188
28,000	Senshu Ikeda Holdings, Inc.	143,492
1,000	Seria Co. Ltd.	43,711
7,300	Shima Seiki Manufacturing Ltd.	141,265
200	SMC Corp.	56,022

1,758	Stanley Electric Co. Ltd.	$46,175
1,995	Sugi Holdings Co. Ltd.	85,845
1,280	Sysmex Corp.	50,286
1,982	Taikisha Ltd.	46,314
2,100	Teikoku Sen-I Co. Ltd.	42,680
4,000	Topcon Corp.	92,614
1,097	Toyo Suisan Kaisha Ltd.	33,550
4,000	Tsumura & Co.	96,971
1,200	United Arrows Ltd.	47,377
5,500	USS Co. Ltd.	97,126
5,585	Valor Co. Ltd.	91,839
20,610	Yahoo! Japan Corp.	94,798
1,700	Yakult Honsha Co., Ltd.	90,922
10,000	Yamagata Bank Ltd. (The)	48,816
2,300	Yamato Holdings Co. Ltd.	48,422
4,000	Yamazaki Baking Co. Ltd.	50,994
5,000	Yokohama Rubber Co. Ltd. (The)	43,759
3,900	Zeria Pharmaceutical Co. Ltd.	96,898

		4,737,920

	Netherlands - 0.8%
884	Axfood AB	45,007
709	Heineken Holding NV	45,193
641	Heineken NV	45,079

		135,279

	Singapore - 1.1%
10,910	Keppel Corp. Ltd.	95,824
28,281	SembCorp Marine Ltd.	93,828

		189,652

	South Korea - 2.0%
1,000	CJ CGV Co. Ltd.	44,705
213	Hyundai Motor Co.	50,875
306	Hyundai Motor Co. (2nd Preference Shares)	51,355
320	Hyundai Motor Co. (Preference Shares)	51,992
767	LG Corp.	51,787
225	LG Household & Health Care Ltd.	105,511

		356,225

	Spain - 2.9%
1,131	Hochtief AG	95,094
6,325	Iberdrola SA	47,104
4,630	Industria de Diseno Textil, SA (Inditex)	135,391
1,654	Red Electrica Corp. SA	142,078
2,787	Telefonica SA	45,531
799	Viscofan SA	44,783

		509,981

	Sweden - 2.8%
739	AAK AB	42,097
905	Assa Abloy AB, Class B	44,556
5,407	Getinge AB, Class B	131,848
2,231	Hennes & Mauritz AB, Class B	91,392
999	Lundbergforetagen AB, Class B	44,801
4,658	NIBE Industrier AB, Class B	124,916

		479,610

	Switzerland - 3.2%
1,600	Chugai Pharmaceutical Co. Ltd.	53,834
28	Givaudan SA	45,912
1,074	Kuehne + Nagel International AG	143,389
169	Partners Group Holding AG	42,413
380	Syngenta AG	135,652
345	U-Blox AG	44,846
372	Valora Holding A	90,044

		556,090

	United Arab Emirates - 0.3%
17,333	Lamprell PLC(a)	44,407

	United Kingdom - 18.1%
5,963	Aberdeen Asset Management PLC	41,659

Schedule of Investments

3,200	Aggreko PLC	$92,924
3,177	ARM Holdings PLC	45,431
7,614	Ashmore Group PLC	45,609
1,820	Associated British Foods PLC	85,360
1,250	AstraZeneca PLC	91,685
2,474	Babcock International Group PLC	45,862
21,853	Beazley PLC	90,170
4,523	BG Group PLC	89,496
2,314	British American Tobacco PLC	136,071
3,055	British Sky Broadcasting Group PLC	45,337
4,818	Capita PLC	97,773
10,918	Devro PLC	47,004
4,413	Diageo PLC	133,065
12,785	Grainger PLC	46,429
4,699	Hikma Pharmaceuticals PLC	142,721
1,890	IMI PLC	45,215
3,041	Intertek Group PLC	131,639
11,334	ITE Group PLC	38,404
7,321	J D Wetherspoon PLC	91,897
8,731	J Sainsbury PLC	46,123
2,675	Land Securities Group PLC REIT	47,104
48,138	Lifestyle International Holdings Ltd.	94,039
6,269	Michael Page International PLC	45,246
6,661	N Brown Group PLC	48,548
856	Next PLC	97,839
1,967	Prudential PLC	45,413
1,389	Rathbone Brothers PLC	47,534
1,635	Reckitt Benckiser Group PLC	144,781
1,065	Rotork PLC	49,788
829	SABMiller PLC	45,319
7,258	Sage Group PLC (The)	45,228
10,343	Senior PLC	46,065
22,778	Serco Group PLC	139,096
2,694	Smith & Nephew PLC	46,665
2,515	Spectris PLC	81,015
1,728	SSE PLC	42,506
29,386	Tesco PLC	128,000
18,687	Vectura Group PLC(a)	44,485
647	Whitbread PLC	47,003
31,458	William Morrison Supermarkets PLC	89,544
6,670	WPP PLC	133,330

		3,138,422

	United States - 1.0%
1,304	Celesio AG	44,683
2,600	Imperial Oil Ltd.	133,624

		178,307

	Total Investments (Cost $16,266,412)(b) - 100.0%	17,340,490
	Other assets less liabilities-0.0%	7,728

	Net Assets-100.0%	$17,348,218

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $16,334,388. The net unrealized appreciation was $1,006,102, which consisted of aggregate gross unrealized appreciation of $1,426,901 and aggregate gross unrealized depreciation of $420,799.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares 1-30 Laddered Treasury Portfolio (PLW)

July 31, 2014

(Unaudited)

Principal Amount		Value

	Long-Term Investments - 95.1%

	United States Government Obligations - 95.1%

	United States Treasury Notes - 12.7%
$8,013,000	4.500%, 02/15/16	$8,525,079
7,775,000	4.625%, 02/15/17	8,523,647
7,991,000	3.500%, 02/15/18	8,597,501
9,036,000	2.000%, 02/15/22	8,846,804

		34,493,031

	United States Treasury Bonds - 82.4%
6,315,000	8.875%, 02/15/19	8,336,785
6,213,000	8.500%, 02/15/20	8,390,464
6,248,000	7.875%, 02/15/21	8,470,189
6,290,000	7.125%, 02/15/23	8,608,456
6,611,000	6.250%, 08/15/23	8,667,642
5,916,000	7.625%, 02/15/25	8,695,597
6,614,000	6.000%, 02/15/26	8,807,990
6,237,000	6.625%, 02/15/27	8,812,201
6,549,000	6.125%, 11/15/27	8,964,455
6,987,000	5.250%, 02/15/29	8,936,261
6,360,000	6.250%, 05/15/30	9,020,763
20,549,000	5.375%, 02/15/31	26,962,528
22,583,000	4.500%, 02/15/36	27,501,848
7,272,000	4.750%, 02/15/37	9,165,563
7,684,000	4.375%, 02/15/38	9,200,391
8,861,000	3.500%, 02/15/39	9,281,898
7,392,000	4.625%, 02/15/40	9,223,826
7,248,000	4.750%, 02/15/41	9,241,200
9,648,000	3.125%, 02/15/42	9,379,670
9,703,000	3.125%, 02/15/43	9,386,896
8,974,000	3.625%, 02/15/44	9,519,449

		224,574,072

	Total Long-Term Investments (Cost $251,077,827)	259,067,103

	Short-Term Investments - 3.1%

	United States Government Obligations - 3.1%

	United States Treasury Notes -3.1%
8,371,000	4.000%, 02/15/15 (Cost $8,522,229)	8,547,578

Number of Shares	Money Market Fund - 0.0%
97,740	Invesco Premier Portfolio – Institutional Class(a) (Cost $97,740)	97,740

	Total Short-Term Investments (Cost $8,619,969)	8,645,318

	Total Investments (Cost $259,697,796)(b)-98.2%	267,712,421
	Other assets less liabilities-1.8%	4,839,036

	Net Assets - 100.0%	$272,551,457

Notes to Schedule of Investments:

(a)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(b)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $259,901,998. The net unrealized appreciation was $7,810,423, which consisted of aggregate gross unrealized appreciation of $8,101,940 and aggregate gross unrealized depreciation of $291,517.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Build America Bond Portfolio (BAB)

July 31, 2014

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds — 95.4%
	Ad Valorem Property Tax — 27.3%
$3,000,000	Anchorage Alaska Ser. 10A-2	5.910%	04/01/30	$3,366,270
2,350,000	Baltimore County Maryland Ser. 10C	3.110	11/01/18	2,474,574
1,000,000	Beaumont California University School District Ser. 09 AGM	7.471	08/01/34	1,117,720
1,500,000	Bexar County Texas Ser. 10B	5.755	06/15/40	1,624,605
11,000,000	California State Highway Safety Air Quality Remarketed Ser. 09B	6.509	04/01/39	12,511,290
3,505,000	California State Ser. 09	7.350	11/01/39	5,014,463
4,500,000	California State Ser. 10	7.625	03/01/40	6,695,820
1,010,000	Carson City Nevada (Water Improvement) Ser. 10A	6.662	11/01/39	1,096,678
2,000,000	Channelview Texas Independent School District Ser. 10 PSF-GTD	5.926	08/15/35	2,150,320
2,000,000	Chicago Illinois (Recovery Zone Economic Development) Ser. 10D	6.257	01/01/40	2,039,060
2,000,000	Chicago Illinois (Taxable Project) Ser. 10B	7.517	01/01/40	2,399,380
6,205,000	Chicago Illinois Ser. 10C	6.207	01/01/36	6,337,725
1,500,000	Clark County Nevada Las Vegas Convention and Visitors Auth. Ser. 10A	6.554	07/01/30	1,888,710
1,620,000	Clark County Nevada Las Vegas Convention and Visitors Auth. Ser. 10A	6.754	07/01/38	2,112,593
4,955,000	Commonwealth of Pennsylvania First Ser. 10B	4.650	02/15/26	5,445,248
1,600,000	Cook County Illinois Community Consolidated (School District No. 65) Ser. 09B	4.400	12/01/20	1,686,992
2,500,000	Cook County Illinois Ser. 10D	6.229	11/15/34	2,892,575
2,000,000	Corpus Christi Texas Independent School District (School Building) Ser. 10B PSF-GTD	6.124	08/15/32	2,303,860
1,500,000	Dallas Texas Independent School District Ser. 10C PSF-GTD	6.450	02/15/35	1,753,545
200,000	Delaware State Ser. 09D	5.200	10/01/26	221,620
500,000	Denver Colorado City & County School District No. 1 Ser. 09C	5.664	12/01/33	582,850
1,000,000	Douglas County Nevada School District Ser. 10A PSF-GTD	6.110	04/01/30	1,097,840
605,000	Hallettsville Texas Independent School Ser. 10 PSF-GTD	6.265	08/15/30	666,516
1,000,000	Hallettsville Texas Independent School Ser. 10 PSF-GTD	6.465	08/15/35	1,091,700
4,980,000	Hawaii State Ser. 10DX	5.230	02/01/25	5,780,037
1,000,000	Hawaii State Ser. 10DX	5.530	02/01/30	1,197,230
2,000,000	Hayward California Unified School District Ser. 10B AGM	7.350	08/01/43	2,344,040
1,000,000	Hillsborough County Florida Ser. 09B	6.350	07/01/39	1,115,710
9,300,000	Illinois State Ser. 10	6.900	03/01/35	10,196,055
5,000,000	Illinois State Ser. 10-1	5.363	02/01/19	5,409,750
14,795,000	Illinois State Ser. 10-1	5.563	02/01/21	16,229,079
2,500,000	Illinois State Ser. 10-2	5.650	03/01/20	2,717,000
200,000	Itasca Illinois Ser. 09A	6.100	02/01/34	210,642
320,000	Itasca Illinois Ser. 09A	6.200	02/01/39	337,683
1,250,000	Katy Texas Independent School District Ser. 10 PSF-GTD	5.999	02/15/30	1,415,813
2,000,000	Kiski Pennsylvania Area School District Ser. 10 AGM	6.526	09/01/31	2,259,560
1,000,000	Lancaster Texas Ser. 10	6.528	02/15/40	1,113,500
1,000,000	Las Virgenes California University School District (Election of 2006) Ser. 09B-1	7.262	08/01/34	1,150,590
500,000	Lewisville Texas Independent School District Ser. 10B	6.024	08/15/28	574,975
500,000	Los Angeles California Unified School District Qualified School Construction Bonds (Election of 2005) Ser. 10J-1	5.981	05/01/27	595,650
200,000	Los Angeles California University School District Ser. 09KRY	5.750	07/01/34	244,348
200,000	Louisville & Jefferson County Kentucky Metro Government (Recovery Zone Economic Development) Ser. 09E	5.450	11/15/27	234,834
500,000	Lubbock Texas Ser. 10B	6.032	02/15/30	556,785
4,300,000	Massachusetts State Ser. 10	4.480	05/01/24	4,785,814
1,000,000	Montgomery County Pennsylvania Ser. 10	6.030	09/01/39	1,080,810
3,000,000	Napa Valley California University School District Ser. 10B	6.507	08/01/43	3,893,340
1,000,000	New Orleans Louisiana Ser. 10A	8.800	12/01/39	1,196,960
2,210,000	New York City New York Ser. 10	5.817	10/01/31	2,434,647
4,700,000	New York City New York Ser. 10G-1	5.968	03/01/36	5,765,725
1,000,000	New York City Ser. 09D-1	6.385	12/01/29	1,143,100
960,000	North Las Vegas Nevada Ser. 10	5.372	06/01/19	894,854
1,000,000	NYE County Nevada Ser. 10B AGM	6.300	08/01/35	1,099,070
1,000,000	NYE County Nevada Ser. 10B AGM	6.400	08/01/40	1,103,180
1,450,000	Peoria County Illinois Community Unit School District No. 323 Ser. 10	6.020	04/01/28	1,603,425

Schedule of Investments

$500,000	Pima County Arizona Unified School District No. 20 Vail Ser. 10A-2 AGM	5.700%	07/01/24	$546,630
1,000,000	Philadelphia Pennsylvania School District Ser. 10	6.615	06/01/30	1,040,110
1,000,000	Quaker Valley Pennsylvania School District Ser. 10 AGM	5.959	10/01/30	1,066,550
2,000,000	Round Rock Texas Independent School District Ser. 10 PSF-GTD	5.774	08/01/30	2,229,520
1,000,000	Round Rock Texas Independent School District Ser. 10B	6.054	08/01/35	1,102,750
2,000,000	San Antonio Texas Independent School District Ser. 10 PSF-GTD	6.397	08/15/40	2,303,600
1,500,000	San Francisco California City & County Ser. 10	6.260	06/15/30	1,851,135
3,850,000	San Francisco California City & County Ser. 10D	6.260	06/15/30	4,751,247
1,000,000	San Mateo California Union High School District Ser. 10B	6.733	09/01/34	1,146,010
1,000,000	Santa Monica California Community College (District 2008 Election) Ser. 10A-1	6.663	08/01/30	1,140,570
1,000,000	Santa Monica California Community College (District 2008 Election) Ser. 10A-1	6.763	08/01/34	1,135,540
1,000,000	Santa Monica-Malibu Unified School District California Ser. 10C-1	5.796	07/01/25	1,120,940
3,500,000	Santa Monica-Malibu Unified School District California Ser. 10C-1	6.434	07/01/30	3,977,470
1,000,000	Snohomish County Washington Public Hospital District No. 3 (Cascade Valley Hospital) Ser. 10B	6.329	12/01/35	1,030,760
200,000	Southwestern Community College District California Ser. 09B	7.130	08/01/31	223,082
1,000,000	Tustin Unified School District School Facilities Improvement District No. 2008-1 (2008 Election) Sub-Ser. 10A-1	6.539	08/01/30	1,139,160
5,000,000	Utah State Ser. 10B	3.369	07/01/21	5,250,650
2,000,000	West Contra Costa California Unified School District (Taxable Election 2005) Ser. 09C-2	8.460	08/01/34	2,335,800
1,500,000	Westlake Ohio City School District Ser. 10	5.728	12/01/35	1,618,230
1,500,000	Westlake Ohio City School District Ser. 10	6.028	12/01/43	1,625,655
675,000	Wilson County Tennessee Tenth Special School District Ser. 10	6.130	04/01/35	718,268

				184,609,837

	College Revenue — 8.5%
1,000,000	California Infrastructure & Economic Development Bank Rev. (California Infrastructure Economic Development) Ser. 10	6.486	05/15/49	1,219,140
1,000,000	Colorado State Board Governors University Enterprise System Rev. Ser. 10	5.957	03/01/33	1,181,700
1,145,000	Elizabeth City North Carolina University Rev. Ser. 10 AGM	8.097	04/01/32	1,363,008
1,300,000	FAU Finance Corp. Florida Capital Improvement Rev. Ser. 10	7.439	07/01/30	1,530,399
535,000	Florida State International University (Parking Facility) Rev. Ser. 09B	6.500	07/01/29	602,897
2,000,000	Indiana University Rev. Ser. 10	5.536	06/01/30	2,222,160
1,500,000	Indiana University Rev. Ser. 10	5.636	06/01/35	1,650,360
5,000,000	Massachusetts State College Building Auth. Ser. 09C	5.832	05/01/30	5,746,650
1,215,000	Mesa State College Colorado (Auxiliary Facilities Enterprise) Rev. Ser. 09B	5.800	05/15/40	1,403,544
1,000,000	Michigan State University Rev. General Ser. 10A	6.173	02/15/50	1,141,330
3,000,000	New Jersey State Educational Facilities Auth. Rev. Ser. 10	6.190	07/01/40	3,348,240
1,000,000	New Mexico State University Regents Improvement Rev. Ser. 10B	6.124	04/01/30	1,094,840
1,000,000	North Carolina State University at Raleigh Rev. Ser. 10B	5.927	10/01/30	1,130,350
3,000,000	Northern Arizona University Rev. (Arizona Board of Regents) Ser. 10A	6.593	08/01/30	3,351,420
500,000	Northern Arizona University System Rev. Ser. 09A	6.687	06/01/39	563,325
250,000	Oakland University Michigan Rev. Ser. 09B	7.150	03/01/39	274,118
1,000,000	Pennsylvania State Higher Educational Facilities Auth. Rev. (Temple University) Ser. 10	6.141	04/01/30	1,195,130
3,580,000	University of California Rev. Ser. 10	5.946	05/15/45	4,458,639
500,000	University of Colorado Enterprise System Rev. Sub-Ser. 09B-2	6.114	06/01/29	534,930
3,000,000	University of Hawaii Rev. Ser. 10	5.834	10/01/30	3,293,970
5,000,000	University of Hawaii Rev. Ser. 10	6.034	10/01/40	5,449,450
250,000	University of Michigan University Rev. Ser. 10A	5.513	04/01/30	293,510
500,000	University of North Carolina University Ser. 09B	5.757	12/01/39	543,080
10,000,000	University of Texas System Ser. 10C	4.644	08/15/30	11,091,000
500,000	Utah State Board of Regents Auxiliary & Campus Facilities System Rev. Ser. 10	6.186	04/01/30	590,235
1,435,000	Washington State Biomedical Research Facilities No. 3 Ser. 10B	6.416	07/01/30	1,782,485
250,000	Wayne State University Ser. 09B	6.536	11/15/39	271,150

				57,327,060

	Electric Power Revenue — 9.5%
1,915,000	American Municipal Power, Inc. Ohio (Combined Hydroelectric Projects) Rev. Ser.10B	8.084	02/15/50	2,936,882
2,090,000	American Municipal Power, Inc. Ohio (Meldahl Hydroelectric- Remarketed) Ser. 10E	6.270	02/15/50	2,565,182
2,000,000	American Municipal Power, Inc. Ohio Ser. 10B	7.499	02/15/50	2,839,960
750,000	Benton County Washington Public Utility District No. 1 Electric Rev. Ser. 10	6.546	11/01/30	857,385
6,500,000	Cowlitz County Washington Public Utility District No. 1 Electric Ser. 10	6.884	09/01/32	7,629,310

Schedule of Investments

$2,500,000	Grant County Washington Public Utility District No. 2 (Priest Rapids Hydroelectric) Ref. Ser. 10L	5.730%	01/01/30	$2,937,425
2,000,000	Douglas County Washington Public Utility District No. 1 Wells Hydroelectric Ser. 10B	5.245	09/01/30	2,184,280
2,750,000	Grant County Washington Public Utility District No. 2 (Priest Rapids Hydroelectric) Ref. Ser. 10L	5.830	01/01/40	3,252,590
500,000	JEA Florida Electric Systems Rev. Ser. 09F	6.406	10/01/34	588,935
2,000,000	Los Angeles California Department of Water & Power Rev. Ser. 10	6.166	07/01/40	2,216,020
1,500,000	Los Angeles California Department of Water & Power Rev. Ser. 10	7.000	07/01/41	1,761,210
500,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 09A	6.790	01/01/29	543,500
5,000,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 09A	6.890	01/01/42	6,152,800
1,000,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 10	7.597	01/01/32	1,251,100
8,909,000	Municipal Electric Auth. of Georgia (Plant Vogtle Units 3&4 Project P) Ser. 10	7.055	04/01/57	10,165,882
1,000,000	Northern California Power Agency Rev. (Lodi Energy Center) Ser. 10B	7.311	06/01/40	1,193,660
250,000	Northern Illinois Municipal Power Agency Power Project Rev. Ser. 10	7.620	01/01/30	312,520
1,000,000	Oklahoma State Municipal Power Auth. (Power Supply System) Rev. Ser. 10	6.440	01/01/45	1,160,080
1,900,000	Southern California Public Power Auth. (Power Project) Rev. Ser. 10	5.843	07/01/30	2,216,008
2,000,000	Southern California Public Power Auth. Rev. Ser. 10	5.921	07/01/35	2,307,160
2,570,000	Tacoma Washington Electric System Rev. Ser. 10 AGM	5.791	01/01/32	3,104,843
5,795,000	Virgin Islands Water & Power Auth. (Electric System) Rev. Ser. 10C AGM	6.850	07/01/35	6,143,338

				64,320,070

	Fuel Sales Tax Revenue — 3.6%
5,000,000	Cape Coral Florida Gas Tax Rev. Ser. 10B	7.147	10/01/30	5,532,800
6,000,000	Missouri Highways & Transportation Commission (Taxable Third Lien State Road) Ser. 09C	5.063	05/01/24	6,731,100
2,250,000	Missouri State Highway & Transportation Commission (State Road Rev.) Ser. 09	4.963	05/01/23	2,547,090
2,000,000	Washington State Ser. 10F	5.090	08/01/33	2,281,340
1,400,000	Washoe County Nevada Highway Rev. Ser. 10	7.063	02/01/30	1,615,404
5,000,000	Washoe County Nevada Highway Rev. Ser. 10	7.213	02/01/39	5,715,850

				24,423,584

	General Fund — 5.5%
11,090,000	California State Ser. 09	7.500	04/01/34	15,812,344
4,500,000	California State Ser. 10	7.950	03/01/36	5,488,785
5,000,000	California State Ser. 10	7.600	11/01/40	7,511,650
5,000,000	California State Various Purpose Ser. 10	5.700	11/01/21	5,954,750
2,000,000	Kauai County Hawaii Ser. 10A	5.763	08/01/33	2,391,600

				37,159,129

	Grant Revenue — 1.9%
12,700,000	Chicago Board of Education Ser. 09E	6.138	12/01/39	13,055,219

	Highway Tolls Revenue — 5.9%
595,000	Idaho Housing & Financing Association Ser. 10A-2	6.348	07/15/28	710,805
200,000	Illinois State Toll Highway Auth. Toll Highway Rev. Ser. 09A	5.293	01/01/24	215,988
250,000	New Hampshire State Turnpike System Rev. Ser. 09B	6.259	11/01/29	284,070
250,000	New Hampshire State Turnpike System Rev. Ser. 09B	6.009	11/01/39	306,830
5,000,000	North Texas Tollway Auth. Rev. Subordinate Lien Ser. 10B-2	8.410	02/01/30	5,841,250
16,175,000	North Texas Tollway Auth. Rev. Subordinate Lien Ser. 10B-2	8.910	02/01/30	19,323,625
2,000,000	Texas State Transportation Commission Rev. (First Tier) Ser. 10B	5.028	04/01/26	2,319,560
2,000,000	Texas State Transportation Commission Rev. (First Tier) Ser. 10B	5.178	04/01/30	2,358,280
5,000,000	Triborough Bridge & Tunnel Auth. Ser. 09B	5.420	11/15/36	5,668,000
2,715,000	Triborough Bridge & Tunnel Auth. Ser. 09B	5.500	11/15/39	3,111,010

				40,139,418

	Hospital Revenue — 1.6%
1,000,000	Cuyahoga County Ohio Hospital Rev. Ser. 10	8.223	02/15/40	1,186,610
2,000,000	King County Washington Public Hospital District No. 1 Hospital Facilities Rev. Ser. 10	7.900	06/15/30	2,270,700
2,500,000	Lee Memorial Health System Florida Hospital Rev. Ser. 10A	7.281	04/01/27	2,925,200
1,000,000	New Liberty Missouri Hospital District Hospital Rev. Ser. 10B	7.000	12/01/35	1,060,110
1,000,000	Oak Valley California Hospital District (Health Facility) Rev. Ser. 10B	9.000	11/01/39	1,008,490
1,500,000	Tangipahoa Parish Louisiana Hospital Service District No. 1 (North Oaks Health System) Ser. 09A AGC	7.200	02/01/42	1,597,080
500,000	University California Regents Medical Center Pooled Rev. Ser. 09F	6.458	05/15/29	605,845

				10,654,035

Schedule of Investments

	Hotel Occupancy Tax — 0.5%
$2,780,000	Dallas Texas Convention Center Hotel Development Corp. Ser. 09	7.088%	01/01/42	$3,522,677

	Income Tax Revenue — 1.7%
3,785,000	New York City Transitional Finance Auth. (Building Aid) Rev. Sub-Ser. 10S-1B	6.828	07/15/40	4,830,341
200,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 09F	5.292	03/15/25	233,464
1,800,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 10	5.389	03/15/40	2,166,192
1,400,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 10C	4.904	02/15/23	1,571,584
2,000,000	New York State Urban Development Corp. Rev. State Personal Income Tax Ser. 10C	5.838	03/15/40	2,437,480

				11,239,061

	Lease Revenue — 6.7%
300,000	Beverly Hills California Public Financing Auth. Lease Rev. (Various Projects) Ser. 10C	6.674	06/01/30	340,944
1,000,000	Beverly Hills California Public Financing Auth. Lease Rev. (Various Projects) Ser. 10C	6.774	06/01/40	1,128,070
2,000,000	Brighton Colorado COP Ser. 10B AGM	6.550	12/01/30	2,225,600
800,000	California State Public Works Board Lease Rev. (California State University Projects) Ser. 10B-2	7.804	03/01/35	1,082,400
5,000,000	Colorado State Building Excellent Schools Today COP Ser. 10B	6.242	03/15/30	5,437,700
3,000,000	Colorado State Building Excellent Schools Today COP Ser. 10E	7.017	03/15/31	3,448,560
1,000,000	Columbus Indiana Multi-High School Building Corp. Ser. 10	6.446	01/15/30	1,085,480
2,000,000	Consolidated Wyoming Municipalities Electric Power System Joint Powers Board (Gillette Electric) Ser. 10B	6.279	06/01/25	2,247,220
205,000	Escondido California Union High School District COP (Qualified School Construction Bonds) Ser. 10 AGM	5.000	06/01/17	209,557
1,000,000	Franklin County Ohio Convention Facilities Auth. Ser. 10	6.390	12/01/30	1,175,710
1,070,000	Franklin County Ohio Convention Facilities Auth. Ser. 10	6.540	12/01/36	1,279,388
1,500,000	Las Vegas Nevada COP (City Hall Project) Ser. 09B	7.750	09/01/29	1,790,865
500,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Recovery Zone Economic Development) Ser. 09D	7.757	09/01/39	529,070
1,000,000	Medical Center Educational Building Corp. Mississippi Rev. Ser. 10	6.692	06/01/32	1,141,860
2,000,000	Miami-Dade County Florida School Board COP Ser. 10	6.935	06/15/32	2,117,340
1,000,000	New Jersey State Educational Facilities Auth. Rev. Ser. 10B	7.225	07/01/30	1,167,750
2,000,000	New York City Educational Construction Fund Rev. Ser. 10	6.000	04/01/35	2,254,320
1,000,000	Passaic County New Jersey Ser. 10	6.540	08/01/31	1,090,180
500,000	Peoria Illinois Public Building Commission (School District Facilities) Rev. Ser. 09C AGC	6.580	12/01/29	566,245
1,000,000	Prescott Arizona Municipal Property Corp. Rev. Ser. 10	6.245	07/01/29	1,152,990
3,000,000	Regional Transportation District Colorado COP Ser. 10	7.672	06/01/40	3,609,720
500,000	Salt Lake County Utah Municipal Building Auth. (Lease Rev.) Ser. 09B	5.820	12/01/29	598,820
3,000,000	San Francisco California City and County COP Ser. 09D	6.487	11/01/41	3,658,110
1,000,000	St. Charles Missouri COP Ser. 10B	5.650	02/01/30	1,088,210
2,000,000	USF Financing Corp. Florida COP Ser. 10	8.548	07/01/40	2,342,160
2,250,000	Williamsburg County South Carolina Public Facilities Corp. (Installment Purchase Rev.) Ser. 10	6.526	12/01/30	2,442,825

				45,211,094

	Miscellaneous Revenue — 4.8%
500,000	Battery Park City Auth. Rev. Ser. 09A	6.375	11/01/39	568,360
500,000	Camden County New Jersey Improvement Auth. Rev. Ser. 09A	6.180	01/15/27	566,580
2,000,000	Commonwealth Financing Auth. Pennsylvania Rev. Ser. 10	5.587	06/01/30	2,276,020
1,000,000	Indianapolis Indiana Local Public Improvement Bond Bank Ser. 10	5.854	01/15/30	1,169,440
3,500,000	Indianapolis Indiana Local Public Improvement Bond Bank Ser. 10B-2	5.966	01/15/30	4,270,595
500,000	Kansas State Development Finance Auth. Rev. (Kansas State Projects) Ser. 10E-2	6.120	11/01/29	568,170
2,000,000	Kansas State Development Finance Auth. Rev. Ser. 10	5.945	03/01/30	2,265,020
7,000,000	Miami-Dade County Florida Special Obligation Ser. 10B	6.743	04/01/40	7,923,090
3,000,000	New Jersey Economic Development Auth. Rev. Ser. 10CC-1	6.425	12/15/35	3,319,140
4,220,000	New Jersey State Turnpike Auth. Rev. Ser. 09F	7.414	01/01/40	6,133,812
1,000,000	Port St. Lucie Florida Stormwater Utility Rev. Ser. 10A AGC	7.376	05/01/39	1,165,110
2,000,000	St. Cloud Florida Capital Improvement Rev. Ser. 10B AGM	5.849	09/01/30	2,139,700

				32,365,037

	Port, Airport & Marina Revenue — 2.8%
3,190,000	Chicago Illinois O’Hare International Airport Ser. 10B	6.845	01/01/38	3,554,936
7,000,000	Chicago Illinois O’Hare International Airport Ser. 10B	6.395	01/01/40	8,967,070
250,000	Long Beach California Senior Airport Rev. Ser. 09C	7.765	06/01/39	288,610

Schedule of Investments

$5,000,000	South Jersey Port Corp. New Jersey Rev. (Marine Terminal) Ser. 09-P-3	7.365%	01/01/40	$6,060,100

				18,870,716

	Resource Recovery Revenue — 0.7%
3,905,000	Delaware State Solid Waste Auth. System Rev. Ser. 10B	4.970	06/01/19	4,347,983

	Sales Tax Revenue — 1.4%
200,000	Glendale Arizona Municipal Property Corp. (Excise Tax) Rev. Ser. 08B AGM	6.157	07/01/33	222,326
250,000	Massachusetts State School Building Auth. Dedicated Sales Tax Rev. Ser. 09B	5.715	08/15/39	301,840
2,500,000	Miami-Dade County Florida Transit Sales Surtax Rev. Ser. 10B	5.534	07/01/32	2,712,725
1,000,000	Missouri State Highway & Transportation Commission State Road Rev. Ser. 10	5.020	05/01/25	1,098,360
1,025,000	Santa Clara Valley California Transportation Auth. Sales Tax Rev. Ser. 10	5.876	04/01/32	1,224,342
3,000,000	Washoe County Nevada Sales Tax Rev. Ser. 10H	7.451	02/01/40	3,755,910

				9,315,503

	Sewer Revenue — 2.5%
3,000,000	East Bay California Municipal Utility District Wastewater System Rev. Ser. 10	5.026	06/01/32	3,328,530
500,000	Hollywood Florida Water & Sewer Improvement Rev. Ser. 10B	7.198	10/01/39	593,080
1,030,000	Jurupa California Community Services District COP Ser. 10B	6.347	09/01/25	1,198,827
1,070,000	Jurupa California Community Services District COP Ser. 10B	6.497	09/01/26	1,255,838
1,125,000	Jurupa California Community Services District COP Ser. 10B	6.597	09/01/27	1,331,021
1,170,000	Jurupa California Community Services District COP Ser. 10B	6.697	09/01/28	1,392,476
500,000	Knoxville Tennessee Waste Water System Rev. Ser. 10	6.300	04/01/45	562,775
200,000	Memphis Tennessee Sanitary Sewage System Rev. Ser. 09B AGC	6.300	10/01/29	228,526
1,000,000	Millbrae California Wastewater Rev. COP Ser. 09A	7.423	12/01/39	1,109,690
2,000,000	Sacramento County California Sanitation Districts Financing Auth. Rev. Ser. 10A	6.325	08/01/40	2,474,520
200,000	Sarasota Florida Water & Sewer System Rev. Ser. 10B	5.425	10/01/30	214,952
3,000,000	Timpanogos Special Service District Utah Sewer Rev. Ser. 10 AGM	6.500	06/01/30	3,490,770

				17,181,005

	Special Assessment — 0.2%
1,500,000	Macomb Interceptor Drainage District Michigan Ser. 10A	5.375	05/01/35	1,559,475

	Tax Increment Revenue — 0.4%
500,000	Pensacola Florida Redevelopment Rev. Ser. 09B	7.263	04/01/33	557,965
1,000,000	Temecula California Redevelopment Agency Tax Allocation Rev. (Temecula Redevelopment No. 1) Ser. 10B	7.930	08/01/30	1,120,400
1,000,000	Temecula California Redevelopment Agency Tax Allocation Rev. (Temecula Redevelopment No. 1) Ser. 10B	8.180	08/01/39	1,125,950

				2,804,315

	Transit Revenue — 4.2%
1,200,000	Maryland State Transportation Auth. (Transportation Facilities Projects) Rev. Ser. 10B	5.604	07/01/30	1,431,408
2,500,000	Metropolitan Transportation Auth. New York Dedicated Tax Fund (Metro Transit Auth.) Ser. 10A-2	6.089	11/15/40	3,195,925
4,160,000	Metropolitan Transportation Auth. New York Rev. Ser. 10E	6.814	11/15/40	5,667,209
6,000,000	New Jersey State Transportation Trust Fund Auth. Ser. 10C	5.754	12/15/28	6,895,320
1,125,000	New Jersey State Transportation Trust Fund Auth. Ser. 10C	6.104	12/15/28	1,258,954
7,455,000	New Jersey State Transportation Trust Fund Auth. System Ser. 10B	6.561	12/15/40	9,620,454

				28,069,270

	Water Revenue — 5.7%
1,500,000	Beaumont Texas Waterworks & Sewer System Ser. 10B	6.007	09/01/30	1,763,205
200,000	Davie Florida Water & Sewer Rev. Ser. 10B AGM	6.599	10/01/30	233,320
3,000,000	East Bay California Municipal Utility District Water System Rev. Ser. 10	5.874	06/01/40	3,766,920
2,000,000	Fresno California Water System Rev. Ser. 10A-2	6.500	06/01/30	2,113,840
1,250,000	JEA Florida Water & Sewer System Rev. Ser. 10A	6.210	10/01/33	1,504,687
2,000,000	Jurupa California Community Services District COP (Water Bonds) Ser. 10B	7.192	09/01/40	2,507,160
500,000	Los Angeles California Department of Water & Power Water System Rev. Ser. 09C	5.381	07/01/24	583,840
1,000,000	Metropolitan Water District of Southern California Ser. 10A	6.947	07/01/40	1,184,570
1,000,000	Moulton-Niguel California Water District COP Ser. 09B	6.790	09/01/29	1,137,960
1,000,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	5.790	06/15/41	1,091,010
2,000,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	5.724	06/15/42	2,516,560

Schedule of Investments

$1,100,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	6.124%	06/15/42	$1,216,699
1,000,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10DD	6.452	06/15/41	1,133,680
1,000,000	New York State Environmental Facilities Corp. (State Clean Water & Drinking) Ser. 10	5.707	06/15/30	1,197,470
500,000	Passaic Valley New Jersey Water Commission Water Supply Rev. Ser. 09B	7.570	12/15/29	577,785
500,000	Passaic Valley New Jersey Water Commission Water Supply Rev. Ser. 09B	7.820	12/15/39	600,610
500,000	Riverside California Water Rev. Ser. 09B	6.349	10/01/39	615,680
3,000,000	San Francisco California City & County Public Utilities Commission Water Rev. Ser. 10DE	5.700	11/01/27	3,625,110
500,000	Sarasota County Florida Utility System Rev. Ser. 10	7.126	10/01/30	592,890
2,000,000	Seminole County Florida Water & Sewer Rev. Ser. 10B	6.443	10/01/40	2,216,280
2,000,000	South Central Connecticut Regional Water Auth. Water System Rev. Ser. 10	6.243	08/01/30	2,367,140
1,500,000	Sunrise Florida Utility System Rev. Ser. 10B	5.813	10/01/30	1,639,725
1,000,000	Tacoma Washington Water System Rev. Ser. 10B	5.371	12/01/30	1,120,190
1,275,000	Tucson Arizona Water Rev. Ser. 10	5.789	07/01/26	1,420,159
1,250,000	Upper Eagle Regional Water Auth. Colorado Rev. Ser. 10B	6.518	12/01/39	1,354,825
500,000	Western Nassau County Water Auth. Water System Rev. Ser. 10	6.701	04/01/40	601,230

				38,682,545

	Total Municipal Bonds (Cost $583,762,044)			644,857,033

Number of Shares
	Money Market Fund—2.8%
18,718,722	Invesco Premier Portfolio – Institutional Class(a) (Cost $18,718,722)			18,718,722

	Total Investments (Cost $602,480,766)(b)— 98.2%			663,575,755
	Other assets less liabilities—1.8%			12,571,693

	Net Assets—100.0%			$676,147,448

Investment Abbreviations:

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

Auth. - Authority

COP - Certificate of Participation

PSF-GTD - Permanent School Fund Guaranteed

Ref. - Refunding Bonds

Rev. - Revenue

Ser. - Series

Notes to Schedule of Investments:

(a)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(b)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized appreciation was $61,094,989, which consisted of aggregate gross unrealized appreciation of $64,153,364 and aggregate gross unrealized depreciation of $3,058,375.

Schedule of Investments

PowerShares CEF Income Composite Portfolio (PCEF)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Closed-End Funds - 99.9%
	Bonds - 48.4%
1,971,221	Aberdeen Asia-Pacific Income Fund, Inc. (United Kingdom)	$12,024,448
2,033,672	AllianceBernstein Income Fund, Inc. (France)	15,150,856
127,560	Ares Dynamic Credit Allocation Fund, Inc.	2,248,883
108,604	Babson Capital Global Short Duration High Yield Fund	2,546,764
406,149	BlackRock Build America Bond Trust	8,728,142
202,509	BlackRock Core Bond Trust	2,729,821
917,765	BlackRock Credit Allocation Income Trust	12,343,939
71,720	BlackRock Enhanced Government Fund, Inc.	1,014,838
263,136	BlackRock Income Opportunity Trust, Inc. (The)	2,744,508
521,741	BlackRock Income Trust, Inc.	3,365,229
217,932	BlackRock Limited Duration Income Trust	3,696,127
288,180	BlackRock Multi-Sector Income Trust	5,169,949
332,696	Blackstone/GSO Strategic Credit Fund	5,709,063
156,728	Brookfield Mortgage Opportunity Income Fund, Inc. (Canada)	2,709,827
102,078	Brookfield Total Return Fund, Inc. (Canada)	2,525,410
212,069	Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	5,172,363
88,833	Cohen & Steers Select Preferred and Income Fund, Inc.	2,291,891
79,553	Cutwater Select Income Fund	1,505,938
548,780	DoubleLine Income Solutions Fund	11,732,916
63,801	DoubleLine Opportunistic Credit Fund	1,448,921
160,911	Duff & Phelps Utility and Corporate Bond Trust, Inc.	1,612,328
849,803	Eaton Vance Limited Duration Income Fund	12,900,010
141,061	Eaton Vance Short Duration Diversified Income Fund	2,108,862
85,720	Eaton Vance Tax-Advantaged Bond and Options Strategies Fund	1,164,935
67,079	Federated Enhanced Treasury Income Fund	888,797
129,111	First Trust Aberdeen Global Opportunity Income Fund	1,850,161
420,599	First Trust Intermediate Duration Preferred & Income Fund	9,253,178
132,924	Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.	2,945,596
44,857	Flaherty & Crumrine Preferred Income Fund, Inc. (France)	620,821
187,463	Flaherty & Crumrine Preferred Securities Income Fund, Inc.	3,561,797
51,432	Flaherty & Crumrine Total Return Fund, Inc.	993,152
202,339	Franklin Limited Duration Income Trust	2,583,869
124,762	Guggenheim Build America Bonds Managed Duration Trust	2,677,393
93,102	Invesco Bond Fund(a)	1,724,249
1,066,292	Invesco Senior Income Trust(a)	5,235,494
37,116	John Hancock Investors Trust (Canada)	721,535
153,960	John Hancock Preferred Income Fund (Canada)	3,068,423
123,808	John Hancock Preferred Income Fund II (Canada)	2,493,493
188,133	John Hancock Preferred Income Fund III (Canada)	3,269,752

422,892	John Hancock Premium Dividend Fund (Canada)	$5,582,174
194,512	Legg Mason BW Global Income Opportunities Fund, Inc.	3,462,314
463,705	MFS Charter Income Trust (Canada)	4,210,441
194,433	MFS Government Markets Income Trust (Canada)	1,110,212
680,622	MFS Intermediate Income Trust (Canada)	3,552,847
660,023	MFS Multimarket Income Trust (Canada)	4,283,549
53,572	Nuveen Build America Bond Opportunity Fund	1,138,941
195,479	Nuveen Build American Bond Term Fund	3,956,495
1,033,119	Nuveen Credit Strategies Income Fund	9,349,727
402,981	Nuveen Diversified Currency Opportunities Fund	4,533,536
403,565	Nuveen Floating Rate Income Fund	4,729,782
12,540	Nuveen Global Government Enhanced Income Fund	157,628
36,337	Nuveen Mortgage Opportunity Term Fund 2	849,922
170,173	Nuveen Preferred & Income Term Fund	3,932,698
794,352	Nuveen Preferred Income Opportunities Fund	7,419,248
531,447	Nuveen Quality Preferred Income Fund	4,437,582
993,856	Nuveen Quality Preferred Income Fund II	8,865,196
197,760	Nuveen Quality Preferred Income Fund III	1,665,139
150,074	PIMCO Corporate & Income Strategy Fund (Germany)	2,410,188
64,239	PIMCO Income Opportunity Fund (Germany)	1,813,467
124,088	PIMCO Income Strategy Fund (Germany)	1,471,684
290,679	PIMCO Income Strategy Fund II (Germany)	3,052,130
152,920	PIMCO Strategic Income Fund, Inc. (Germany)	1,556,726
145,902	Pioneer Floating Rate Trust (Italy)	1,815,021
194,391	Prudential Short Duration High Yield Fund, Inc.	3,324,086
538,039	Putnam Master Intermediate Income Trust (Canada)	2,695,575
1,099,992	Putnam Premier Income Trust (Canada)	6,016,956
88,304	Stone Harbor Emerging Markets Income Fund	1,759,899
168,574	Strategic Global Income Fund, Inc. (Switzerland)	1,542,452
350,017	TCW Strategic Income Fund, Inc.	1,932,094
956,449	Templeton Global Income Fund	7,575,076
92,859	Virtus Global Multi-Sector Income Fund	1,608,318
124,945	Western Asset Global Corporate Defined Opportunity Fund, Inc.	2,278,997
63,838	Western Asset Investment Grade Defined Opportunity Trust, Inc.	1,327,830
61,241	Western Asset Mortgage Defined Opportunity Fund, Inc.	1,463,047
60,505	Western Asset Premier Bond Fund	882,163
513,069	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	6,213,266
242,957	Western Asset/Claymore Inflation-Linked Securities & Income Fund	2,944,639

		291,454,723

	Bonds/High Yield - 22.8%
510,612	AllianceBernstein Global High Income Fund, Inc. (France)	7,010,703
39,567	Ares Multi-Strategy Credit Fund, Inc.	866,122
954,990	BlackRock Corporate High Yield Fund, Inc.	11,383,481
1,388,749	BlackRock Debt Strategies Fund, Inc.	5,485,559
271,176	BlackRock Floating Rate Income Strategies Fund, Inc.	3,891,376
139,012	BlackRock Floating Rate Income Trust	1,953,119
383,562	Credit Suisse Asset Management Income Fund, Inc. (Switzerland)	1,365,481
411,921	Credit Suisse High Yield Bond Fund (Switzerland)	1,285,193
298,092	Dreyfus High Yield Strategies Fund	1,174,482

Schedule of Investments

30,462	Deutsche High Income Opportunities Fund, Inc. (Germany)	$442,613
183,234	Deutsche Multi-Market Income Trust (Germany)	1,683,920
238,177	Eaton Vance Floating-Rate Income Trust	3,589,327
221,325	Eaton Vance Senior Floating-Rate Trust	3,264,544
298,178	First Trust High Income Long/Short Fund	5,194,261
157,348	First Trust Senior Floating Rate Income Fund II	2,176,123
182,568	Global High Income Fund, Inc. (Switzerland)	1,818,377
29,854	Guggenheim Credit Allocation Fund	712,018
124,592	Ivy High Income Opportunities Fund	2,186,590
113,110	KKR Income Opportunities Fund	2,020,145
458,934	Managed High Yield Plus Fund, Inc. (Switzerland)	945,404
200,630	Morgan Stanley Emerging Markets Debt Fund, Inc.	2,008,306
146,085	Neuberger Berman High Yield Strategies Fund, Inc.	1,934,165
193,307	New America High Income Fund, Inc. (The)	1,867,346
221,252	Nuveen Floating Rate Income Opportunity Fund	2,743,525
287,079	Nuveen Senior Income Fund	2,003,811
250,261	PIMCO Corporate & Income Opportunity Fund (Germany)	4,512,206
812,116	PIMCO Dynamic Credit Income Fund (Germany)	18,451,275
34,197	Pioneer Diversified High Income Trust (Italy)	711,298
239,059	Prudential Global Short Duration High Yield Fund, Inc.	4,049,659
250,000	Templeton Emerging Markets Income Fund	3,362,500
876,313	Voya Prime Rate Trust	4,933,642
424,047	Wells Fargo Advantage Income Opportunities Fund	3,896,992
348,840	Wells Fargo Advantage Multi-Sector Income Fund	5,068,645
252,542	Western Asset Emerging Markets Debt Fund, Inc.	4,538,180
236,316	Western Asset Emerging Markets Income Fund, Inc.	2,998,850
184,064	Western Asset Global High Income Fund, Inc.	2,276,872
430,968	Western Asset High Income Fund II, Inc.	3,887,331
614,362	Western Asset High Income Opportunity Fund, Inc.	3,600,161
170,812	Western Asset High Yield Defined Opportunity Fund, Inc.	2,948,215
351,014	Western Asset Managed High Income Fund, Inc.	1,951,638
108,081	Western Asset Worldwide Income Fund, Inc.	1,375,871

		137,569,326

	Domestic Equity - 2.7%
117,708	Cohen & Steers Global Income Builder, Inc.	1,512,548
1,133,142	DNP Select Income Fund, Inc.	11,512,723
119,818	GAMCO Natural Resources Gold & Income Trust	1,338,367
104,639	John Hancock Hedged Equity & Income Fund (Canada)	1,886,641

		16,250,279

	Option Income - 26.0%
483,020	AllianzGI NFJ Dividend, Interest & Premium Strategy Fund (Germany)	8,897,228
243,425	BlackRock Energy and Resources Trust	6,467,802
323,635	BlackRock Enhanced Capital and Income Fund, Inc.	4,738,016
1,490,183	BlackRock Enhanced Equity Dividend Trust	12,144,992
566,775	BlackRock Global Opportunities Equity Trust	8,388,270
33,716	BlackRock Health Sciences Trust	1,213,439
797,502	BlackRock International Growth and Income Trust	6,332,166

482,169	BlackRock Real Asset Equity Trust	$4,431,133
77,327	Columbia Seligman Premium Technology Growth Fund, Inc.	1,320,745
144,169	Dow 30SM Enhanced Premium & Income Fund, Inc.	1,940,515
62,123	Dow 30SM Premium & Dividend Income Fund, Inc.	985,271
289,536	Eaton Vance Enhanced Equity Income Fund	3,888,469
286,519	Eaton Vance Enhanced Equity Income Fund II	3,816,433
532,201	Eaton Vance Risk-Managed Diversified Equity Income Fund	6,083,057
127,189	Eaton Vance Tax-Managed Buy-Write Income Fund	2,013,402
319,074	Eaton Vance Tax-Managed Buy-Write Opportunities Fund	4,690,388
1,098,271	Eaton Vance Tax-Managed Diversified Equity Income Fund	12,641,099
623,309	Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	7,834,994
2,252,808	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	22,933,586
162,255	First Trust Enhanced Equity Income Fund	2,304,021
109,103	Guggenheim Enhanced Equity Income Fund	993,928
159,379	Madison Covered Call & Equity Strategy Fund	1,365,878
80,009	NASDAQ Premium Income & Growth Fund, Inc.	1,518,571
187,311	Nuveen Equity Premium Advantage Fund	2,500,602
121,801	Nuveen Equity Premium and Growth Fund	1,734,446
285,534	Nuveen Equity Premium Income Fund	3,697,665
398,018	Nuveen Equity Premium Opportunity Fund	5,022,987
157,037	Nuveen Global Equity Income Fund	2,242,488
93,400	Voya Asia Pacific High Dividend Equity Income Fund	1,252,494
136,914	Voya Global Advantage And Premium Opportunity Fund	1,649,814
716,263	Voya Global Equity Dividend And Premium Opportunity Fund	6,840,311
145,513	Voya Infrastructure Industrials And Materials Fund	2,661,433
190,297	Voya Natural Resources Equity Income Fund	2,095,170

		156,640,813

	Total Closed-End Funds (Cost $587,958,373)	601,915,141

	Money Market Fund - 0.0%
233,724	Invesco Premier Portfolio – Institutional Class(b) (Cost $233,724)	233,724

	Total Investments (Cost $588,192,097)(c)-99.9%	602,148,865
	Other assets less liabilities-0.1%	490,907

	Net Assets-100.0%	$602,639,772

Notes to Schedule of Investments:

(a)	Affiliated company. The Fund’s Adviser and the adviser for Invesco Bond Fund and Invesco Senior Income Trust are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Bond Fund and Invesco Senior Income Trust are considered to be affiliated. The table below shows the Funds’ transactions in, and earnings from, its investments in Invesco Bond Fund and Invesco Senior Income Trust for the nine months ended July 31, 2014.

	Value Octo- ber 31, 2013	Purch- ases at Cost	Proceeds from Sales	Change in Unreal- ized Appre- ciation (Depre- ciation)	Real- ized Gain (Loss)		Value July 31, 2014	Dividend Income
Invesco Bond Fund	$1,406,164	$ 522,331	$(235,621)	$53,867	$(22,492	)(*)	$1,724,249	$ 59,151
Invesco Senior Income Trust	3,421,181	2,246,423	(109,725)	(314,718)	(7,667)		5,235,494	196,382

Total Invest-ments in Affi-liates	$4,827,345	$2,768,754	$(345,346)	$(260,851)	$(30,159)		$6,959,743	$255,533

(*)	Includes $17,544 of capital gains distributions from affiliated underlying funds.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(c)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $594,207,546. The net unrealized appreciation was $7,941,319, which consisted of aggregate gross unrealized appreciation of $28,480,148 and aggregate gross unrealized depreciation of $20,538,829.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM)

July 31, 2014

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds — 79.4%
		Australia— 0.5%
CNH	5,000,000	Australia & New Zealand Banking Group Ltd., EMTN	2.900%	08/14/15	$815,849

		Brazil— 2.2%
CNH	24,000,000	Banco BTG Pactual SA, GMTN	4.100	03/26/16	3,853,752

		British Virgin Islands— 1.4%
CNH	5,000,000	Fantasia Holdings Group Co. Ltd.	7.875	05/27/16	764,560
CNH	10,000,000	Russian Standard Bank Via Russian Standard Finance SA	8.000	02/14/15	1,584,035

					2,348,595

		China— 44.2%
CNH	5,000,000	21Vianet Group, Inc.	7.875	03/22/16	832,761
CNH	15,000,000	Agricultural Bank of China Ltd.	3.200	11/28/15	2,426,517
CNH	3,000,000	Agricultural Development Bank of China	3.200	06/22/15	486,668
CNH	10,000,000	Agricultural Development Bank of China	3.080	01/16/16	1,618,733
CNH	5,000,000	Agricultural Development Bank of China	3.280	01/16/17	810,077
CNH	4,000,000	AVIC International Finance & Investment Ltd.	4.800	07/09/15	652,600
CNH	4,000,000	Bank of China Ltd.(b)	3.100	07/23/15	647,158
CNH	10,000,000	Bank of China Ltd., EMTN	3.450	01/16/17	1,618,243
CNH	20,000,000	Bestgain Real Estate Lyra Ltd., EMTN	4.500	12/04/18	3,253,316
CNH	10,000,000	Bitronic Ltd.	4.000	12/12/15	1,621,959
CNH	20,000,000	BOC Aviation Pte Ltd., EMTN	4.500	11/20/18	3,302,778
CNH	13,000,000	CCBL Funding PLC	3.200	11/29/15	2,102,785
CNH	15,000,000	Central Plaza Development Ltd.	7.600	11/29/15	2,520,787
CNH	20,000,000	China CITIC Bank Corp. Ltd.	4.125	02/27/17	3,276,613
CNH	4,000,000	China Construction Bank Asia Corp. Ltd.,EMTN	3.250	03/13/16	647,230
CNH	5,000,000	China Datang Corp., EMTN	3.600	04/25/16	803,937
CNH	2,000,000	China Datang Overseas Hong Kong Co. Ltd.	4.500	06/15/15	325,456
CNH	1,000,000	China Development Bank Corp.	2.950	08/02/15	161,838
CNH	6,000,000	China Development Bank Corp.	4.200	01/19/27	935,367
CNH	20,000,000	China Development Bank Corp., EMTN	3.600	11/13/18	3,245,258
CNH	10,500,000	China Electronics Corp. Holdings Co. Ltd., EMTN	4.700	01/16/17	1,708,530
CNH	13,000,000	China General Nuclear Power Holding Corp.	3.750	11/01/15	2,112,042
CNH	11,700,000	China Minmetals Corp.	3.650	03/28/16	1,883,501
CNH	6,000,000	China Resources Power Holdings Co. Ltd.	3.750	11/12/15	976,721
CNH	4,840,000	Eastern Air Overseas Hong Kong Corp. Ltd.	4.000	08/08/14	783,892
CNH	15,000,000	Eastern Air Overseas Hong Kong Corp. Ltd.	3.875	06/05/16	2,424,992
CNH	7,000,000	Export-Import Bank of China (The)	2.900	04/05/15	1,133,443
CNH	6,000,000	Export-Import Bank of China (The)	3.350	06/18/17	973,480
CNH	10,000,000	Export-Import Bank of China (The), Series A	3.000	01/21/16	1,618,974
CNH	10,000,000	Export-Import Bank of China (The), Series B	3.250	01/21/17	1,620,546
CNH	2,000,000	Future Land Development Holdings Ltd.	9.750	04/23/16	325,987
CNH	5,000,000	Gemdale Asia Holding Ltd.	5.625	03/21/18	793,109
CNH	12,000,000	Gemdale International Holding Ltd.	9.150	07/26/15	2,025,425
CNH	10,000,000	Greentown China Holdings Ltd.	5.625	05/13/16	1,605,044
CNH	16,600,000	Hainan Airlines Hong Kong Co. Ltd.	6.000	09/16/14	2,690,934
CNH	12,870,000	Huaneng Power International, Inc.	3.850	02/05/16	2,082,989
CNH	1,000,000	Industrial & Commercial Bank of China Asia Ltd., EMTN	6.000	11/04/21	169,864
CNH	6,000,000	Industrial & Commercial Bank of China Ltd.	3.000	08/14/15	971,365
CNH	10,000,000	Industrial & Commercial Bank of China Ltd., EMTN	3.200	11/28/15	1,618,107
CNH	10,000,000	Kaisa Group Holdings Ltd.	6.875	04/22/16	1,639,039
CNH	10,000,000	Kunzhi Ltd.	5.875	01/15/17	1,662,060
CNH	19,100,000	Rainbow Days Ltd.(b)	3.000	06/30/16	3,047,009
CNH	11,000,000	Shanghai Baosteel Group Corp.	3.500	12/01/14	1,783,733
CNH	5,500,000	Shanghai Baosteel Group Corp.	4.150	03/01/17	901,117
CNH	9,000,000	Sinotruk Hong Kong Ltd.	4.500	08/01/14	1,456,818
CNH	10,000,000	Starway Assets Enterprises, Inc.	4.100	01/22/17	1,623,296
CNH	10,000,000	Value Success International Ltd.	4.000	11/21/16	1,629,408
CNH	10,000,000	Value Success International Ltd.	4.750	11/04/18	1,651,193
CNH	10,000,000	Victor Soar Ltd.(b)	5.750	11/10/14	1,620,679

					75,823,378

Schedule of Investments

		France— 3.3%
CNH	11,000,000	Air Liquide Finance SA	3.000%	09/19/16	$1,789,311
CNH	4,000,000	Lafarge Shui On Cement Ltd.(b)	9.000	11/14/14	658,085
CNH	10,000,000	Renault SA, EMTN	5.625	10/10/14	1,625,735
CNH	10,000,000	Total Capital SA, EMTN	3.750	09/24/18	1,665,544

					5,738,675

		Germany— 1.5%
CNH	1,000,000	Volkswagen International Finance NV, EMTN	2.150	05/23/16	160,419
CNH	5,000,000	Volkswagen International Finance NV, EMTN	3.750	11/30/17	828,991
CNH	10,000,000	Volkswagen International Finance NV, EMTN	3.500	01/23/19	1,642,689

					2,632,099

		Hong Kong— 7.0%
CNH	5,000,000	Asia Standard International Group Ltd.	6.500	04/17/18	800,520
CNH	3,000,000	Bank of East Asia China Ltd.(b)	3.650	05/11/15	486,818
CNH	10,000,000	Far East Consortium International Ltd.	5.875	03/04/16	1,629,755
CNH	10,000,000	HKCG Finance Ltd., EMTN	1.400	04/11/16	1,572,259
CNH	5,000,000	I.T. Ltd.	6.250	05/15/18	772,400
CNH	6,000,000	Lai Fung Holdings Ltd.	6.875	04/25/18	944,062
CNH	10,000,000	New World China Land Ltd.	8.500	04/11/15	1,671,467
CNH	15,500,000	New World China Land Ltd.	5.500	02/06/18	2,567,046
CNH	5,000,000	Noble Group Ltd., EMTN	4.000	01/30/16	814,630
CNH	5,000,000	RKI Finance 2013 Ltd., EMTN	6.000	12/03/16	811,913

					12,070,870

		India— 0.7%
CNH	7,000,000	ICICI Bank Ltd.	4.900	09/21/15	1,151,432

		Mexico— 1.9%
CNH	20,000,000	America Movil SAB de CV	3.500	02/08/15	3,245,161

		Netherlands— 0.2%
CNH	2,000,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.250	09/20/15	328,370

		New Zealand— 1.9%
CNH	20,000,000	Fonterra Cooperative Group Ltd., EMTN	3.600	01/29/19	3,239,829

		Russia— 4.1%
CNH	10,000,000	Gazprombank OJSC Via GPB Eurobond Finance PLC, EMTN	4.250	01/30/17	1,536,161
CNH	15,000,000	Russian Agricultural Bank OJSC Via RSHB Capital SA, MTN(b)	3.600	02/04/16	2,307,915
CNH	20,000,000	VTB Bank OJSC Via VTB Capital SA(b)	4.500	10/30/15	3,116,718

					6,960,794

		Singapore— 1.7%
CNH	10,500,000	Global Logistic Properties Ltd.(b)	3.375	05/11/16	1,699,068
CNH	8,000,000	Yanlord Land HK Co. Ltd.	5.375	05/23/16	1,284,596

					2,983,664

		South Korea— 0.5%
CNH	2,000,000	Export-Import Bank of Korea, EMTN	3.250	07/27/15	325,752
CNH	3,000,000	Korea Development Bank (The)	3.300	06/21/15	488,648

					814,400

		Supranational— 0.9%
CNH	10,000,000	Asian Development Bank, EMTN	2.850	10/21/20	1,572,256

		Sweden— 0.7%
CNH	7,000,000	Volvo Treasury AB, EMTN	3.800	11/22/15	1,136,625

		United Arab Emirates— 1.3%
CNH	13,700,000	Emirates NBD PJSC, EMTN	4.875	03/12/15	2,238,086

		United Kingdom— 2.9%
CNH	10,000,000	BP Capital Markets PLC, EMTN	3.950	10/08/18	1,664,372
CNH	5,000,000	HSBC Bank PLC, EMTN	2.875	04/30/15	812,753
CNH	15,000,000	Standard Chartered PLC	2.625	05/31/16	2,419,604

					4,896,729

		United States— 2.5%
CNH	12,000,000	Caterpillar Financial Services Corp., EMTN	3.350	11/26/14	1,947,392
CNH	5,500,000	Caterpillar Financial Services Corp., MTN(b)	3.250	06/26/15	894,488
CNH	9,000,000	Ford Motor Co.(b)	4.875	03/26/15	1,473,909

					4,315,789

		Total Corporate Bonds (Cost $137,866,795)			136,166,353

Schedule of Investments

		Sovereign Debt Obligations — 19.1%
		China— 19.1%
CNH	1,000,000	China Government Bond	0.600%	08/18/14	$161,739
CNH	6,000,000	China Government Bond	1.800	12/01/15	965,922
CNH	20,000,000	China Government Bond	2.870	06/27/16	3,266,473
CNH	13,500,000	China Government Bond	1.400	08/18/16	2,144,288
CNH	5,000,000	China Government Bond	2.600	11/22/16	813,540
CNH	20,000,000	China Government Bond	2.560	06/29/17	3,245,990
CNH	25,000,000	China Government Bond	1.940	08/18/18	3,921,648
CNH	30,000,000	China Government Bond	3.090	11/22/18	4,905,775
CNH	20,000,000	China Government Bond	3.090	06/29/20	3,169,527
CNH	16,000,000	China Government Bond	2.480	12/01/20	2,445,793
CNH	10,000,000	China Government Bond	2.360	08/18/21	1,494,326
CNH	19,000,000	China Government Bond	3.100	06/29/22	2,932,130
CNH	9,000,000	China Government Bond	3.160	06/27/23	1,384,313
CNH	12,500,000	China Government Bond	3.480	06/29/27	1,929,539

		Total Sovereign Debt Obligations (Cost $33,497,531)			32,781,003

	Number of Shares
		Money Market Fund—0.6%
	1,094,120	Invesco Premier Portfolio – Institutional Class(c) (Cost $1,094,120)			1,094,120

		Total Investments (Cost $172,458,446)(d)— 99.1%			170,041,476
		Other assets less liabilities—0.9%			1,574,975

		Net Assets—100.0%			$171,616,451

Investment Abbreviations:

CNH - Chinese Yuan

EMTN - Euro Medium-Term Note

GMTN - Global Medium-Term Note

MTN - Medium-Term Notes

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount denominated in currency indicated.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2014 was $15,951,847, which represented 9.30% of the Fund’s Net Assets.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized depreciation was $2,416,970, which consisted of aggregate gross unrealized appreciation of $333,539 and aggregate gross unrealized depreciation of $2,750,509.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Emerging Markets Sovereign Debt Portfolio (PCY)

July 31, 2014

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Sovereign Debt Obligations— 98.2%
	Brazil— 4.3%
$22,511,000	Brazilian Government International Bond	8.250%	01/20/34	$31,121,457
25,045,000	Brazilian Government International Bond	7.125	01/20/37	31,681,925
30,064,000	Brazilian Government International Bond	5.625	01/07/41	32,063,256

				94,866,638

	Colombia— 4.4%
23,717,000	Colombia Government International Bond	7.375	09/18/37	32,195,828
28,032,000	Colombia Government International Bond	6.125	01/18/41	33,638,400
27,700,000	Colombia Government International Bond	5.625	02/26/44	31,036,160

				96,870,388

	Croatia— 4.1%
26,256,000	Croatia Government International Bond(a)	6.750	11/05/19	29,373,900
26,886,000	Croatia Government International Bond(a)	6.625	07/14/20	30,045,105
26,669,000	Croatia Government International Bond(a)	6.375	03/24/21	29,335,900

				88,754,905

	El Salvador— 4.6%
28,355,000	El Salvador Government International Bond(a)	8.250	04/10/32	33,390,281
29,401,000	El Salvador Government International Bond(a)	7.650	06/15/35	32,194,095
31,275,000	El Salvador Government International Bond(a)	7.625	02/01/41	33,933,375

				99,517,751

	Hungary— 4.3%
27,770,000	Hungary Government International Bond	6.250	01/29/20	31,387,042
26,479,000	Hungary Government International Bond	6.375	03/29/21	30,318,455
25,774,000	Hungary Government International Bond	7.625	03/29/41	32,926,285

				94,631,782

	Indonesia— 4.5%
23,439,000	Indonesia Government International Bond(a)	8.500	10/12/35	32,580,210
28,247,000	Indonesia Government International Bond(a)	6.625	02/17/37	32,837,138
24,799,000	Indonesia Government International Bond(a)	7.750	01/17/38	32,238,700

				97,656,048

	Latvia— 4.1%
45,559,000	Republic of Latvia(a)	2.750	01/12/20	44,761,718
40,543,000	Republic of Latvia(a)	5.250	06/16/21	45,154,766

				89,916,484

	Lithuania— 4.1%
24,342,000	Lithuania Government International Bond(a)	7.375	02/11/20	29,818,950
25,059,000	Lithuania Government International Bond(a)	6.125	03/09/21	29,444,325
24,987,000	Lithuania Government International Bond(a)	6.625	02/01/22	30,265,504

				89,528,779

	Mexico— 4.5%
26,933,000	Mexico Government International Bond, MTN	6.050	01/11/40	32,662,996
22,888,000	Mexico Government International Bond, Series A, MTN	7.500	04/08/33	31,985,980
25,683,000	Mexico Government International Bond, Series A, MTN	6.750	09/27/34	33,195,277

				97,844,253

	Panama— 4.3%
24,504,000	Panama Government International Bond	7.125	01/29/26	31,303,860
21,470,000	Panama Government International Bond	8.875	09/30/27	30,916,800
25,303,000	Panama Government International Bond	6.700	01/26/36	31,249,205

				93,469,865

	Peru— 4.3%
23,189,000	Peruvian Government International Bond	7.350	07/21/25	30,725,425
20,567,000	Peruvian Government International Bond	8.750	11/21/33	31,467,510

Schedule of Investments

$28,349,000	Peruvian Government International Bond	5.625%	11/18/50	$31,963,497

				94,156,432

	Philippines— 4.1%
18,918,000	Philippine Government International Bond	9.500	02/02/30	29,772,202
21,384,000	Philippine Government International Bond	7.750	01/14/31	29,803,950
23,602,000	Philippine Government International Bond	6.375	10/23/34	29,827,028

				89,403,180

	Poland— 4.1%
26,274,000	Poland Government International Bond	5.125	04/21/21	29,538,544
27,045,000	Poland Government International Bond	5.000	03/23/22	30,188,981
31,659,000	Poland Government International Bond	3.000	03/17/23	30,748,804

				90,476,329

	Qatar— 4.1%
17,417,000	Qatar Government International Bond(a)	9.750	06/15/30	28,041,370
25,169,000	Qatar Government International Bond(a)	6.400	01/20/40	31,366,866
26,523,000	Qatar Government International Bond(a)	5.750	01/20/42	30,517,364

				89,925,600

	Romania— 4.2%
38,459,000	Romanian Government International Bond, MTN(a)	6.750	02/07/22	46,006,579
45,264,000	Romanian Government International Bond, MTN(a)	4.375	08/22/23	46,796,186

				92,802,765

	Russia— 4.0%
28,600,000	Russian Foreign Bond - Eurobond(a)	4.875	09/16/23	28,571,400
30,000,000	Russian Foreign Bond - Eurobond(a)	5.625	04/04/42	30,225,000
28,600,000	Russian Foreign Bond - Eurobond(a)	5.875	09/16/43	29,100,500

				87,896,900

	South Africa— 4.1%
26,500,000	South Africa Government International Bond	5.500	03/09/20	28,951,250
26,654,000	South Africa Government International Bond	5.875	05/30/22	29,839,153
27,171,000	South Africa Government International Bond	6.250	03/08/41	31,076,831

				89,867,234

	South Korea— 4.2%
35,938,000	Republic of Korea	7.125	04/16/19	44,052,800
43,888,000	Republic of Korea	3.875	09/11/23	47,278,348

				91,331,148

	Sri Lanka— 4.2%
29,159,000	Sri Lanka Government International Bond(a)	6.250	10/04/20	31,273,027
28,139,000	Sri Lanka Government International Bond(a)	6.250	07/27/21	29,968,035
29,565,000	Sri Lanka Government International Bond(a)	5.875	07/25/22	30,821,513

				92,062,575

	Turkey— 4.5%
24,907,000	Turkey Government International Bond	8.000	02/14/34	33,188,577
27,161,000	Turkey Government International Bond	6.875	03/17/36	32,525,298
26,231,000	Turkey Government International Bond	7.250	03/05/38	32,795,308

				98,509,183

	Ukraine— 4.4%
32,204,000	Ukraine Government International Bond(a)	9.250	07/24/17	32,807,825
33,084,000	Ukraine Government International Bond(a)	6.750	11/14/17	31,653,117
32,638,000	Ukraine Government International Bond(a)	7.750	09/23/20	31,373,278

				95,834,220

	Uruguay— 4.3%
22,869,000	Uruguay Government International Bond	8.000	11/18/22	30,015,563
23,559,000	Uruguay Government International Bond	7.625	03/21/36	31,686,855
24,445,000	Uruguay Government International Bond, PIK	7.875	01/15/33	33,122,975

				94,825,393

	Venezuela— 4.5%
28,445,000	Venezuela Government International Bond	13.625	08/15/18	30,763,268
40,302,000	Venezuela Government International Bond(a)	7.000	12/01/18	34,337,304

Schedule of Investments

$35,760,000	Venezuela Government International Bond(a)	11.750%	10/21/26	$34,115,040

				99,215,612

	Total Sovereign Debt Obligations (Cost $2,185,599,466)			2,149,363,464

Number of Shares
	Money Market Fund—0.4%
8,664,079	Invesco Premier Portfolio – Institutional Class(b) (Cost $8,664,079)			8,664,079

	Total Investments (Cost $2,194,263,545)(c)— 98.6%			2,158,027,543
	Other assets less liabilities—1.4%			30,939,359

	Net Assets—100.0%			$2,188,966,902

Investment Abbreviations:

MTN - Medium-Term Notes

PIK - Payment-In-Kind

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2014 was $992,348,371, which represented 45.33% of the Fund’s Net Assets.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(c)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $2,194,411,586. The net unrealized depreciation was $36,384,043, which consisted of aggregate gross unrealized appreciation of $26,049,762 and aggregate gross unrealized depreciation of $62,433,805.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Fundamental Emerging Markets Local Debt Portfolio (PFEM)

July 31, 2014

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Sovereign Debt Obligations — 96.7%
		Brazil— 9.5%
BRL	500,000	Brazil Notas do Tesouro Nacional, Series NTNF	10.000%	01/01/17	$214,168
BRL	300,000	Brazil Notas do Tesouro Nacional, Series NTNF	10.000	01/01/21	122,301
BRL	450,000	Brazil Notas do Tesouro Nacional, Series NTNF	10.000	01/01/23	180,326

					516,795

		Chile— 4.5%
CLP	20,000,000	Chile Government International Bond	6.000	01/01/18	37,203
CLP	110,000,000	Chile Government International Bond(b)	6.000	01/01/20	208,460

					245,663

		China— 3.0%
CNH	1,000,000	China Government Bond	2.560	06/29/17	162,299

		Colombia— 3.5%
COP	150,000,000	Colombian TES, Series B	7.250	06/15/16	82,894
COP	200,000,000	Colombian TES, Series B	7.000	05/04/22	109,084

					191,978

		Czech Republic— 3.7%
CZK	1,500,000	Czech Republic Government Bond, Series 51	4.000	04/11/17	79,875
CZK	2,100,000	Czech Republic Government Bond, Series 61	3.850	09/29/21	121,076

					200,951

		Hungary— 3.9%
HUF	35,000,000	Hungary Government Bond, Series 17/A	6.750	11/24/17	165,353
HUF	10,000,000	Hungary Government Bond, Series 19/A	6.500	06/24/19	47,565

					212,918

		Indonesia— 8.3%
IDR	2,000,000,000	Indonesia Treasury Bond, Series FR40	11.000	09/15/25	206,867
IDR	1,000,000,000	Indonesia Treasury Bond, Series FR58	8.250	06/15/32	83,798
IDR	2,000,000,000	Indonesia Treasury Bond, Series FR61	7.000	05/15/22	163,096

					453,761

		Israel— 3.8%
ILS	400,000	Israel Government Bond, Series 0122	5.500	01/31/22	142,240
ILS	200,000	Israel Government Bond, Series 0816	4.250	08/31/16	62,681

					204,921

		Malaysia— 4.6%
MYR	300,000	Malaysia Government Bond, Series 0311	4.392	04/15/26	96,735
MYR	500,000	Malaysia Government Bond, Series 0512	3.314	10/31/17	155,371

					252,106

		Mexico— 8.0%
MXN	2,000,000	Mexican Bonos, Series M	5.000	06/15/17	156,294
MXN	1,000,000	Mexican Bonos, Series M	6.500	06/10/21	80,688
MXN	2,200,000	Mexican Bonos, Series M 20	8.500	05/31/29	200,638

					437,620

		Peru— 4.5%
PEN	200,000	Peru Government Bond	7.840	08/12/20	83,083
PEN	150,000	Peru Government Bond	8.200	08/12/26	66,401
PEN	250,000	Peru Government Bond	6.900	08/12/37	94,311

					243,795

		Philippines— 3.8%
PHP	4,000,000	Philippine Government Bond, Series 2017	8.000	07/19/31	130,141
PHP	3,000,000	Philippine Government Bond, Series 7-51	5.000	08/18/18	74,092

					204,233

		Poland— 3.9%
PLN	300,000	Poland Government Bond, Series 0922	5.750	09/23/22	112,309
PLN	300,000	Poland Government Bond, Series 1016	4.750	10/25/16	100,839

					213,148

		Russia— 11.0%
RUB	9,000,000	Russian Federal Bond - OFZ, Series 5080	7.400	04/19/17	242,965
RUB	7,000,000	Russian Federal Bond - OFZ, Series 6209	7.600	07/20/22	178,894
RUB	7,000,000	Russian Federal Bond - OFZ, Series 6210	6.800	12/11/19	177,514

					599,373

Schedule of Investments

		South Africa— 4.5%
ZAR	1,200,000	South Africa Government Bond, Series R186	10.500%	12/21/26	$130,825
ZAR	500,000	South Africa Government Bond, Series R203	8.250	09/15/17	48,101
ZAR	800,000	South Africa Government Bond, Series R213	7.000	02/28/31	63,365

					242,291

		South Korea— 7.4%
KRW	80,000,000	Korea Treasury Bond, Series 2006	5.000	06/10/20	86,882
KRW	300,000,000	Korea Treasury Bond, Series 2106	4.250	06/10/21	316,234

					403,116

		Thailand— 4.3%
THB	3,000,000	Thailand Government Bond	3.250	06/16/17	95,202
THB	1,500,000	Thailand Government Bond	3.875	06/13/19	48,476
THB	3,000,000	Thailand Government Bond	3.580	12/17/27	92,286

					235,964

		Turkey— 4.5%
TRY	200,000	Turkey Government Bond	8.300	06/20/18	93,001
TRY	300,000	Turkey Government Bond	10.500	01/15/20	151,947

					244,948

		Total Sovereign Debt Obligations (Cost $5,891,597)			5,265,880

	Number of Shares
		Money Market Fund—1.7%
	92,130	Invesco Premier Portfolio – Institutional Class(c) (Cost $92,130)			92,130

		Total Investments (Cost $5,983,727)(d)— 98.4%			5,358,010
		Other assets less liabilities—1.6%			89,688

		Net Assets—100.0%			$5,447,698

Investment Abbreviations:

BRL - Brazilian Real

CLP - Chilean Peso

CNH - Chinese Yuan

COP - Colombian Peso

CZK - Czech Koruna

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - New Israeli Sheqel

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

PEN - Peruvian Nuevo Sol

PHP - Philippine Peso

PLN - Polish Zloty

RUB - Russian Ruble

THB - Thai Baht

TRY	- Turkish Lira
ZAR	- South African Rand

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount denominated in currency indicated.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2014 was $208,460, which represented 3.83% of the Fund’s Net Assets.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized depreciation was $625,717, which consisted of aggregate gross unrealized appreciation of $48,734 and aggregate gross unrealized depreciation of $674,451.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)

July 31, 2014

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds— 99.5%
	Advertising— 1.0%
$3,781,000	Interpublic Group of Cos., Inc. (The)	3.750%	02/15/23	$3,767,025
2,380,000	Lamar Media Corp.	5.875	02/01/22	2,528,750

				6,295,775

	Aerospace/Defense— 1.4%
2,400,000	Alliant Techsystems, Inc.	6.875	09/15/20	2,556,000
2,400,000	B/E Aerospace, Inc.	5.250	04/01/22	2,613,000
1,200,000	GenCorp, Inc.	7.125	03/15/21	1,304,760
2,200,000	Triumph Group, Inc.	4.875	04/01/21	2,183,500

				8,657,260

	Airlines— 0.9%
5,100,000	US Airways Group, Inc.	6.125	06/01/18	5,380,500

	Apparel— 0.9%
2,600,000	Hanesbrands, Inc.	6.375	12/15/20	2,775,500
1,500,000	William Carter Co. (The)(a)	5.250	08/15/21	1,567,500
1,410,000	Wolverine World Wide, Inc.	6.125	10/15/20	1,512,225

				5,855,225

	Auto Manufacturers— 2.2%
6,500,000	General Motors Co.	3.500	10/02/18	6,565,000
6,800,000	General Motors Co.	4.875	10/02/23	7,131,500

				13,696,500

	Auto Parts & Equipment— 2.4%
1,400,000	American Axle & Manufacturing, Inc.	6.625	10/15/22	1,515,500
1,500,000	Dana Holding Corp.	6.500	02/15/19	1,561,875
1,600,000	Dana Holding Corp.	5.375	09/15/21	1,648,000
4,740,000	Goodyear Tire & Rubber Co. (The)	8.250	08/15/20	5,142,900
1,000,000	Lear Corp.	4.750	01/15/23	989,375
2,680,000	Tenneco, Inc.	6.875	12/15/20	2,895,740
1,000,000	Titan International, Inc.	6.875	10/01/20	1,020,000

				14,773,390

	Banks— 2.3%
3,950,000	CIT Group, Inc.	5.000	05/15/17	4,162,312
5,501,000	Regions Bank	7.500	05/15/18	6,493,573
3,537,000	Synovus Financial Corp.	5.125	06/15/17	3,643,110

				14,298,995

	Beverages— 0.5%
1,400,000	Constellation Brands, Inc.	7.250	05/15/17	1,577,625
1,500,000	Constellation Brands, Inc.	4.250	05/01/23	1,485,000

				3,062,625

	Building Materials— 2.3%
1,500,000	Griffon Corp.	5.250	03/01/22	1,473,750
1,150,000	Headwaters, Inc.	7.625	04/01/19	1,213,250
1,955,000	Masco Corp.	6.125	10/03/16	2,140,979
1,700,000	Masco Corp.	7.125	03/15/20	2,001,750
3,000,000	Owens Corning	4.200	12/15/22	3,067,083
1,495,000	Vulcan Materials Co.	6.500	12/01/16	1,652,910
1,000,000	Vulcan Materials Co.	7.000	06/15/18	1,135,000
1,600,000	Vulcan Materials Co.	7.500	06/15/21	1,880,000

				14,564,722

	Chemicals— 3.0%
3,050,000	Ashland, Inc.	3.875	04/15/18	3,072,875
1,600,000	Celanese US Holdings LLC	6.625	10/15/18	1,669,200

Schedule of Investments

$1,700,000	Celanese US Holdings LLC	4.625%	11/15/22	$1,700,000
2,210,000	Chemtura Corp.	5.750	07/15/21	2,265,250
3,700,000	Huntsman International LLC	4.875	11/15/20	3,746,250
1,400,000	Kraton Polymers LLC/Kraton Polymers Capital Corp.	6.750	03/01/19	1,475,250
1,621,000	PolyOne Corp.	5.250	03/15/23	1,637,210
2,900,000	Rockwood Specialties Group, Inc.	4.625	10/15/20	3,026,875

				18,592,910

	Coal— 1.2%
1,550,000	Alpha Natural Resources, Inc.	9.750	04/15/18	1,360,125
2,500,000	CONSOL Energy, Inc.(a)	5.875	04/15/22	2,539,062
1,800,000	Peabody Energy Corp.	6.000	11/15/18	1,804,500
2,100,000	Peabody Energy Corp.	6.250	11/15/21	2,000,250

				7,703,937

	Commercial Services— 5.5%
1,700,000	ADT Corp. (The)	2.250	07/15/17	1,660,687
1,800,000	ADT Corp. (The)	3.500	07/15/22	1,597,500
4,600,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.	5.500	04/01/23	4,623,000
3,000,000	CoreLogic, Inc.	7.250	06/01/21	3,202,500
2,000,000	FTI Consulting, Inc.	6.750	10/01/20	2,120,000
1,350,000	H&E Equipment Services, Inc.	7.000	09/01/22	1,468,125
4,812,000	Hertz Corp. (The)	6.750	04/15/19	5,052,600
3,100,000	Iron Mountain, Inc.	6.000	08/15/23	3,247,250
3,200,000	PHH Corp.	6.375	08/15/21	3,232,000
348,000	R.R. Donnelley & Sons Co.	7.250	05/15/18	395,850
4,080,000	R.R. Donnelley & Sons Co.	7.875	03/15/21	4,630,800
2,755,000	United Rentals North America, Inc.	7.625	04/15/22	3,051,163

				34,281,475

	Computers— 0.5%
2,800,000	NCR Corp.	6.375	12/15/23	2,982,000

	Distribution/Wholesale— 0.4%
2,380,000	LKQ Corp.	4.750	05/15/23	2,308,600

	Diversified Financial Services— 2.8%
1,100,000	Aircastle Ltd.	6.750	04/15/17	1,203,125
1,100,000	Aircastle Ltd.	6.250	12/01/19	1,185,250
2,700,000	Discover Financial Services	6.450	06/12/17	3,050,411
2,723,000	Discover Financial Services	5.200	04/27/22	3,006,551
2,200,000	E*TRADE Financial Corp.	6.750	06/01/16	2,376,000
2,127,000	E*TRADE Financial Corp.	6.375	11/15/19	2,270,573
1,600,000	Enova International, Inc.(a)	9.750	06/01/21	1,620,000
800,000	Navient LLC, MTN	6.250	01/25/16	847,008
1,808,000	Navient LLC, MTN	8.000	03/25/20	2,047,560

				17,606,478

	Electric— 4.2%
3,228,000	AES Corp. (The)	8.000	10/15/17	3,712,200
2,600,000	AES Corp. (The)	7.375	07/01/21	2,977,000
1,500,000	Dynegy, Inc.	5.875	06/01/23	1,447,500
4,100,000	FirstEnergy Corp., Series A	2.750	03/15/18	4,126,424
4,200,000	FirstEnergy Corp., Series B	4.250	03/15/23	4,175,590
2,500,000	NRG Energy, Inc.	7.625	01/15/18	2,781,250
2,150,000	NRG Energy, Inc.	8.250	09/01/20	2,322,000
1,750,000	PPL Energy Supply LLC	6.500	05/01/18	1,887,063
3,088,000	PPL Energy Supply LLC	4.600	12/15/21	2,933,795

				26,362,822

	Electrical Components & Equipment— 0.9%
2,470,000	Anixter, Inc.	5.625	05/01/19	2,642,900
2,700,000	WESCO Distribution, Inc.	5.375	12/15/21	2,774,250

				5,417,150

	Electronics— 1.6%
5,900,000	Flextronics International Ltd.	5.000	02/15/23	6,018,000
1,600,000	Jabil Circuit, Inc.	8.250	03/15/18	1,892,000

Schedule of Investments

$2,100,000	Jabil Circuit, Inc.	4.700%	09/15/22	$2,136,750

				10,046,750

	Engineering & Construction— 0.3%
2,100,000	MasTec, Inc.	4.875	03/15/23	2,071,125

	Entertainment— 1.5%
1,400,000	Cinemark USA, Inc.	5.125	12/15/22	1,417,500
1,000,000	Cinemark USA, Inc.	4.875	06/01/23	982,500
1,525,000	National CineMedia LLC	6.000	04/15/22	1,582,187
1,500,000	Pinnacle Entertainment, Inc.	7.500	04/15/21	1,590,000
3,480,000	Regal Entertainment Group	5.750	03/15/22	3,567,000

				9,139,187

	Environmental Control— 0.7%
2,075,000	Covanta Holding Corp.	7.250	12/01/20	2,230,625
1,855,000	Darling International, Inc.(a)	5.375	01/15/22	1,912,969

				4,143,594

	Food— 1.8%
1,500,000	B&G Foods, Inc.	4.625	06/01/21	1,466,250
1,700,000	Chiquita Brands International, Inc./Chiquita Brands LLC	7.875	02/01/21	1,825,375
3,848,000	Dean Foods Co.	7.000	06/01/16	4,160,650
1,750,000	Post Holdings, Inc.	7.375	02/15/22	1,868,125
1,800,000	TreeHouse Foods, Inc.	4.875	03/15/22	1,800,000

				11,120,400

	Forest Products & Paper— 0.3%
1,583,000	Clearwater Paper Corp.	7.125	11/01/18	1,664,445

	Healthcare-Products— 1.3%
2,300,000	Alere, Inc.	7.250	07/01/18	2,472,500
2,500,000	Hologic, Inc.	6.250	08/01/20	2,618,750
1,500,000	Hospira, Inc.	6.050	03/30/17	1,650,862
1,500,000	Hospira, Inc.	5.800	08/12/23	1,676,123

				8,418,235

	Healthcare-Services— 6.4%
2,408,000	Centene Corp.	5.750	06/01/17	2,594,620
3,900,000	CHS/Community Health Systems, Inc.(a)	6.875	02/01/22	4,007,250
4,300,000	DaVita Healthcare Partners, Inc.	5.125	07/15/24	4,243,563
4,800,000	HCA, Inc.	6.500	02/15/16	5,124,000
4,984,000	HCA, Inc.	6.500	02/15/20	5,426,330
3,250,000	Health Net, Inc.	6.375	06/01/17	3,550,625
2,900,000	Kindred Healthcare, Inc.(a)	6.375	04/15/22	2,885,500
2,500,000	LifePoint Hospitals, Inc.(a)	5.500	12/01/21	2,562,500
1,700,000	Tenet Healthcare Corp.	6.250	11/01/18	1,846,625
1,900,000	Tenet Healthcare Corp.	6.000	10/01/20	1,990,250
2,606,000	Universal Health Services, Inc.	7.125	06/30/16	2,899,175
2,700,000	WellCare Health Plans, Inc.	5.750	11/15/20	2,767,500

				39,897,938

	Holding Companies-Diversified— 0.3%
1,000,000	Leucadia National Corp.	8.125	09/15/15	1,075,000
1,000,000	Leucadia National Corp.	5.500	10/18/23	1,055,616

				2,130,616

	Home Builders— 2.9%
1,900,000	Centex Corp.	6.500	05/01/16	2,056,750
1,400,000	D.R. Horton, Inc.	3.750	03/01/19	1,375,500
1,570,000	D.R. Horton, Inc.	4.375	09/15/22	1,554,300
800,000	KB Home	4.750	05/15/19	792,000
700,000	KB Home	7.000	12/15/21	754,250
2,356,000	Lennar Corp., Series B	5.600	05/31/15	2,414,900
445,000	Standard Pacific Corp.	8.375	05/15/18	512,862
400,000	Standard Pacific Corp.	8.375	01/15/21	465,000
850,000	Toll Brothers Finance Corp.	8.910	10/15/17	1,015,750
1,155,000	Toll Brothers Finance Corp.	5.875	02/15/22	1,244,513
3,800,000	Weyerhaeuser Real Estate Co.(a)	4.375	06/15/19	3,757,250

Schedule of Investments

$1,715,000	Weyerhaeuser Real Estate Co.(a)	5.875%	06/15/24	$1,747,156
740,000	William Lyon Homes, Inc.	8.500	11/15/20	819,550

				18,509,781

	Home Furnishings— 0.2%
1,400,000	Tempur Sealy International, Inc.	6.875	12/15/20	1,496,250

	Internet— 2.0%
800,000	Cyrusone LP/Cyrusone Finance Corp.	6.375	11/15/22	848,000
2,601,000	Equinix, Inc.	5.375	04/01/23	2,627,010
2,770,000	Expedia, Inc.	5.950	08/15/20	3,124,422
1,900,000	IAC/InterActiveCorp	4.750	12/15/22	1,833,500
2,000,000	Netflix, Inc.(a)	5.750	03/01/24	2,075,000
1,850,000	VeriSign, Inc.	4.625	05/01/23	1,813,000

				12,320,932

	Iron/Steel— 1.8%
2,755,000	Commercial Metals Co.	7.350	08/15/18	3,126,925
3,150,000	Steel Dynamics, Inc.	7.625	03/15/20	3,354,750
2,200,000	United States Steel Corp.	6.050	06/01/17	2,343,000
2,292,000	United States Steel Corp.	7.375	04/01/20	2,529,795

				11,354,470

	Leisure Time— 0.7%
1,700,000	Royal Caribbean Cruises Ltd.	7.250	06/15/16	1,874,250
2,200,000	Royal Caribbean Cruises Ltd.	5.250	11/15/22	2,288,000

				4,162,250

	Lodging— 2.2%
2,100,000	Choice Hotels International, Inc.	5.750	07/01/22	2,278,500
1,500,000	Felcor Lodging LP	6.750	06/01/19	1,575,000
2,100,000	MGM Resorts International	6.625	07/15/15	2,194,500
2,100,000	MGM Resorts International	7.750	03/15/22	2,420,250
4,965,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	7.750	08/15/20	5,374,613

				13,842,863

	Machinery-Construction & Mining— 0.5%
2,975,000	Terex Corp.	6.000	05/15/21	3,131,188

	Machinery-Diversified— 0.4%
2,200,000	Manitowoc Co., Inc. (The)	8.500	11/01/20	2,420,000

	Media— 4.6%
1,835,000	AMC Networks, Inc.	7.750	07/15/21	2,018,500
1,900,000	Cablevision Systems Corp.	8.625	09/15/17	2,170,750
5,590,000	CCO Holdings LLC/CCO Holdings Capital Corp.	6.625	01/31/22	5,890,462
4,000,000	Clear Channel Worldwide Holdings, Inc., Series B	6.500	11/15/22	4,220,000
2,000,000	CSC Holdings LLC	6.750	11/15/21	2,152,500
2,943,000	DISH DBS Corp.	7.125	02/01/16	3,141,653
2,600,000	DISH DBS Corp.	6.750	06/01/21	2,866,500
1,450,000	McClatchy Co. (The)	9.000	12/15/22	1,605,875
2,500,000	Nielsen Finance LLC/Nielsen Finance Co.	4.500	10/01/20	2,487,500
1,900,000	Sinclair Television Group, Inc.	6.125	10/01/22	1,971,250

				28,524,990

	Mining— 1.2%
2,950,000	Alcoa, Inc.	5.550	02/01/17	3,199,346
3,000,000	Alcoa, Inc.	5.400	04/15/21	3,213,234
1,200,000	Hecla Mining Co.	6.875	05/01/21	1,179,000

				7,591,580

	Miscellaneous Manufacturing— 0.9%
2,550,000	Harsco Corp.	5.750	05/15/18	2,760,375
2,600,000	SPX Corp.	6.875	09/01/17	2,853,500

				5,613,875

	Oil & Gas— 12.3%
1,800,000	Atwood Oceanics, Inc.	6.500	02/01/20	1,899,000

Schedule of Investments

$1,700,000	Bill Barrett Corp.	7.625%	10/01/19	$1,797,750
700,000	Bonanza Creek Energy, Inc.	6.750	04/15/21	731,500
1,000,000	Carrizo Oil & Gas, Inc.	8.625	10/15/18	1,048,750
2,250,000	Chesapeake Energy Corp.	7.250	12/15/18	2,565,000
3,167,000	Chesapeake Energy Corp.	6.625	08/15/20	3,545,061
2,300,000	Cimarex Energy Co.	5.875	05/01/22	2,524,250
1,300,000	Clayton Williams Energy, Inc.	7.750	04/01/19	1,371,500
2,500,000	Concho Resources, Inc.	5.500	04/01/23	2,600,000
3,376,000	Denbury Resources, Inc.	4.625	07/15/23	3,173,440
2,700,000	Energen Corp.	4.625	09/01/21	2,715,123
2,700,000	EP Energy LLC/EP Energy Finance, Inc.	9.375	05/01/20	3,003,750
635,000	Jones Energy Holdings LLC/Jones Energy Finance Corp.(a)	6.750	04/01/22	661,987
700,000	Kodiak Oil & Gas Corp.	8.125	12/01/19	770,070
1,150,000	Laredo Petroleum, Inc.	5.625	01/15/22	1,175,875
4,400,000	Murphy Oil USA, Inc.	6.000	08/15/23	4,653,000
3,100,000	Newfield Exploration Co.	5.625	07/01/24	3,363,500
500,000	Oasis Petroleum, Inc.	7.250	02/01/19	525,000
500,000	Oasis Petroleum, Inc.(a)	6.875	03/15/22	543,750
1,200,000	Offshore Group Investment Ltd.	7.500	11/01/19	1,242,000
1,590,000	Parker Drilling Co.(a)	6.750	07/15/22	1,629,750
1,300,000	PDC Energy, Inc.	7.750	10/15/22	1,449,500
2,625,000	QEP Resources, Inc.	6.875	03/01/21	2,920,312
2,300,000	Range Resources Corp., Gtd. Notes	5.000	03/15/23	2,374,750
1,400,000	Rosetta Resources, Inc.	5.625	05/01/21	1,417,500
2,600,000	SandRidge Energy, Inc.	7.500	03/15/21	2,717,000
1,850,000	SM Energy Co.	6.625	02/15/19	1,937,875
858,000	SM Energy Co.	6.500	01/01/23	924,495
2,000,000	Stone Energy Corp.	7.500	11/15/22	2,155,000
1,700,000	Swift Energy Co.	7.875	03/01/22	1,785,000
2,100,000	Tesoro Corp.	4.250	10/01/17	2,184,000
2,123,000	Tesoro Corp.	5.375	10/01/22	2,144,230
2,100,000	Unit Corp.	6.625	05/15/21	2,215,500
1,830,000	W&T Offshore, Inc.	8.500	06/15/19	1,958,100
2,823,000	Western Refining, Inc.	6.250	04/01/21	2,907,690
1,300,000	Whiting Petroleum Corp.	5.000	03/15/19	1,368,250
1,300,000	Whiting Petroleum Corp.	5.750	03/15/21	1,423,500
1,700,000	WPX Energy, Inc.	5.250	01/15/17	1,793,500
1,900,000	WPX Energy, Inc.	6.000	01/15/22	1,995,000

				77,211,258

	Oil & Gas Services— 1.6%
1,475,000	Basic Energy Services, Inc.	7.750	02/15/19	1,552,438
1,392,000	Forum Energy Technologies, Inc.(a)	6.250	10/01/21	1,468,560
1,300,000	Gulfmark Offshore, Inc.	6.375	03/15/22	1,306,500
1,350,000	Hornbeck Offshore Services, Inc.	5.875	04/01/20	1,370,250
1,950,000	Key Energy Services, Inc.	6.750	03/01/21	1,998,750
2,200,000	SESI LLC	7.125	12/15/21	2,458,500

				10,154,998

	Packaging & Containers— 3.2%
3,722,000	Ball Corp.	4.000	11/15/23	3,452,155
3,505,000	Crown Americas LLC/Crown Americas Capital Corp. III	6.250	02/01/21	3,697,775
4,300,000	Crown Americas LLC/Crown Americas Capital Corp. IV	4.500	01/15/23	4,085,000
2,500,000	Graphic Packaging International, Inc.	4.750	04/15/21	2,518,750
3,817,000	Owens-Brockway Glass Container, Inc.	7.375	05/15/16	4,150,988
2,400,000	Silgan Holdings, Inc.	5.000	04/01/20	2,460,000

				20,364,668

	Pharmaceuticals— 0.6%
2,600,000	Omnicare, Inc.	7.750	06/01/20	2,769,000
1,000,000	Salix Pharmaceuticals Ltd.(a)	6.000	01/15/21	1,047,500

				3,816,500

	Pipelines— 2.8%
6,291,000	Kinder Morgan Finance Co. LLC	5.700	01/05/16	6,629,141
4,951,000	ONEOK, Inc.	4.250	02/01/22	4,881,978
1,600,000	Rose Rock Midstream LP/Rose Rock Finance Corp.(a)	5.625	07/15/22	1,608,000
1,300,000	Sabine Pass Liquefaction LLC(a)	6.250	03/15/22	1,369,875
3,000,000	Williams Cos., Inc. (The)	4.550	06/24/24	2,994,894

				17,483,888

Schedule of Investments

	Real Estate— 0.5%
$3,000,000	CBRE Services, Inc.	5.000%	03/15/23	$3,000,000

	REITs— 1.6%
3,450,000	Crown Castle International Corp.	5.250	01/15/23	3,501,750
1,500,000	DuPont Fabros Technology LP	5.875	09/15/21	1,537,500
500,000	iStar Financial, Inc.	4.000	11/01/17	495,000
1,300,000	MPT Operating Partnership LP/MPT Finance Corp.	6.875	05/01/21	1,404,000
1,825,000	Omega Healthcare Investors, Inc.	6.750	10/15/22	1,971,000
1,500,000	Sabra Health Care LP/Sabra Capital Corp.	5.500	02/01/21	1,541,250

				10,450,500

	Retail— 5.1%
3,700,000	Best Buy Co., Inc.	5.000	08/01/18	3,797,125
3,704,000	Best Buy Co., Inc.	5.500	03/15/21	3,824,380
2,550,000	L Brands, Inc.	6.900	07/15/17	2,868,750
2,700,000	L Brands, Inc.	5.625	02/15/22	2,848,500
2,760,000	Penske Automotive Group, Inc.	5.750	10/01/22	2,863,500
2,700,000	PVH Corp.	4.500	12/15/22	2,625,750
2,600,000	QVC, Inc.	3.125	04/01/19	2,630,716
2,600,000	QVC, Inc.	4.850	04/01/24	2,707,497
5,000,000	Rite Aid Corp.	8.000	08/15/20	5,443,750
2,100,000	Sally Holdings LLC/Sally Capital, Inc.	5.750	06/01/22	2,194,500

				31,804,468

	Semiconductors— 1.8%
1,500,000	Advanced Micro Devices, Inc.(a)	6.750	03/01/19	1,541,250
1,700,000	Advanced Micro Devices, Inc.	7.750	08/01/20	1,759,500
2,495,000	Amkor Technology, Inc.	6.625	06/01/21	2,613,512
4,900,000	Micron Technology, Inc.(a)	5.875	02/15/22	5,157,250

				11,071,512

	Telecommunications— 5.7%
3,800,000	CenturyLink, Inc., Series S	6.450	06/15/21	4,104,000
2,300,000	Cincinnati Bell, Inc.	8.375	10/15/20	2,507,000
3,065,000	Embarq Corp.	7.082	06/01/16	3,371,126
2,230,000	Frontier Communications Corp.	8.250	04/15/17	2,553,350
2,200,000	Frontier Communications Corp.	8.500	04/15/20	2,546,500
1,300,000	GCI, Inc.	8.625	11/15/19	1,363,375
1,200,000	Hughes Satellite Systems Corp.	6.500	06/15/19	1,330,500
1,700,000	SBA Telecommunications, Inc.	5.750	07/15/20	1,772,250
3,350,000	T-Mobile USA, Inc. (Germany)	6.731	04/28/22	3,521,687
1,935,000	TW Telecom Holdings, Inc.	5.375	10/01/22	2,101,894
1,200,000	ViaSat, Inc.	6.875	06/15/20	1,296,000
4,000,000	Virgin Media Secured Finance PLC (United Kingdom)	5.250	01/15/21	4,070,000
4,700,000	Windstream Corp.	7.750	10/15/20	5,052,500

				35,590,182

	Transportation— 0.3%
1,578,000	Bristow Group, Inc.	6.250	10/15/22	1,670,708

	Total Corporate Bonds (Cost $611,974,201)			622,059,515

Number of Shares
	Money Market Fund—0.2%
1,398,155	Invesco Premier Portfolio – Institutional Class(b) (Cost $1,398,155)			1,398,155

	Total Investments (Cost $613,372,356)(c)— 99.7%			623,457,670
	Other assets less liabilities—0.3%			1,770,532

	Net Assets—100.0%			$625,228,202

Investment Abbreviations:

MTN - Medium-Term Notes

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

Schedule of Investments

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2014 was $39,702,109, which represented 6.35% of the Fund’s Net Assets.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(c)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $613,432,265. The net unrealized appreciation was $10,025,405, which consisted of aggregate gross unrealized appreciation of $13,453,250 and aggregate gross unrealized depreciation of $3,427,845.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG)

July 31, 2014

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds— 98.4%
	Advertising— 0.2%
$50,000	Omnicom Group, Inc.	3.625%	05/01/22	$50,994

	Aerospace/Defense— 2.3%
50,000	Boeing Co. (The)	3.500	02/15/15	50,863
50,000	Boeing Co. (The)	4.875	02/15/20	56,615
100,000	General Dynamics Corp.	2.250	11/15/22	94,459
50,000	Lockheed Martin Corp.	2.125	09/15/16	51,364
100,000	Lockheed Martin Corp.	4.250	11/15/19	109,446
50,000	Northrop Grumman Corp.	3.250	08/01/23	49,419
200,000	United Technologies Corp.	3.100	06/01/22	201,714

				613,880

	Agriculture— 2.2%
100,000	Altria Group, Inc.	9.700	11/10/18	129,735
100,000	Altria Group, Inc.	2.850	08/09/22	95,757
100,000	Archer-Daniels-Midland Co.	4.479	03/01/21	110,386
100,000	Lorillard Tobacco Co.	6.875	05/01/20	117,906
75,000	Philip Morris International, Inc.	5.650	05/16/18	85,383
50,000	Reynolds American, Inc.	3.250	11/01/22	48,202

				587,369

	Apparel— 0.5%
150,000	NIKE, Inc.	2.250	05/01/23	141,283

	Auto Parts & Equipment— 0.4%
100,000	Johnson Controls, Inc.	5.500	01/15/16	106,746

	Banks— 9.9%
150,000	Bank of America Corp., MTN	6.875	04/25/18	175,207
200,000	Bank of America Corp., MTN	3.300	01/11/23	195,794
150,000	Bank of New York Mellon Corp. (The)	3.550	09/23/21	156,910
150,000	BB&T Corp.	5.250	11/01/19	169,411
50,000	Capital One Financial Corp.	4.750	07/15/21	55,180
250,000	Citigroup, Inc.	6.125	11/21/17	284,090
100,000	Citigroup, Inc.	4.500	01/14/22	107,852
50,000	Discover Bank	4.200	08/08/23	52,247
50,000	Fifth Third Bancorp	3.625	01/25/16	52,072
100,000	Goldman Sachs Group, Inc. (The)	6.150	04/01/18	113,830
50,000	Goldman Sachs Group, Inc. (The)	5.750	01/24/22	57,476
150,000	Huntington National Bank (The), Series BKNT	1.300	11/20/16	150,733
150,000	JPMorgan Chase & Co.	6.000	01/15/18	170,240
100,000	JPMorgan Chase & Co.	4.500	01/24/22	108,636
50,000	KeyCorp, MTN	5.100	03/24/21	56,335
100,000	Morgan Stanley, MTN	5.625	09/23/19	113,922
100,000	PNC Funding Corp.	2.700	09/19/16	103,601
50,000	State Street Corp.	3.100	05/15/23	49,125
100,000	SunTrust Banks, Inc.	3.600	04/15/16	104,593
100,000	US Bancorp, MTN	2.950	07/15/22	98,044
100,000	Wells Fargo & Co.	5.625	12/11/17	113,149
150,000	Wells Fargo & Co., MTN	3.500	03/08/22	154,942

				2,643,389

	Beverages— 1.3%
100,000	Coca-Cola Co. (The)	5.350	11/15/17	112,853
100,000	Coca-Cola Co. (The)	3.300	09/01/21	104,192
100,000	PepsiCo, Inc.	7.900	11/01/18	123,760

				340,805

Schedule of Investments

	Biotechnology— 0.8%
$200,000	Amgen, Inc.	3.875%	11/15/21	$209,900

	Chemicals— 1.9%
100,000	Dow Chemical Co. (The)	8.550	05/15/19	127,487
100,000	E.I. du Pont de Nemours & Co.	6.000	07/15/18	115,853
50,000	Eastman Chemical Co.	2.400	06/01/17	51,296
100,000	Ecolab, Inc.	3.000	12/08/16	104,419
100,000	Praxair, Inc.	4.500	08/15/19	110,263

				509,318

	Commercial Services— 0.2%
50,000	Block Financial LLC	5.500	11/01/22	54,491

	Computers— 1.9%
150,000	Apple, Inc.	2.400	05/03/23	141,886
100,000	Computer Sciences Corp.	6.500	03/15/18	114,521
100,000	EMC Corp.	2.650	06/01/20	99,829
100,000	Hewlett-Packard Co.	2.600	09/15/17	103,148
50,000	International Business Machines Corp.	5.700	09/14/17	56,714

				516,098

	Cosmetics/Personal Care— 1.0%
50,000	Avon Products, Inc.	5.000	03/15/23	48,866
100,000	Procter & Gamble Co. (The)	4.700	02/15/19	112,131
100,000	Procter & Gamble Co. (The)	3.100	08/15/23	101,014

				262,011

	Diversified Financial Services— 4.0%
100,000	American Express Co.	7.000	03/19/18	117,723
50,000	Ameriprise Financial, Inc.	5.300	03/15/20	56,916
100,000	BlackRock, Inc., Series 2	5.000	12/10/19	113,555
50,000	Charles Schwab Corp. (The)	4.450	07/22/20	55,366
150,000	General Electric Capital Corp., MTN	4.650	10/17/21	166,211
150,000	General Electric Capital Corp., GMTN	5.625	05/01/18	170,119
150,000	Jefferies Group LLC	5.125	04/13/18	163,751
200,000	Jefferies Group LLC	6.875	04/15/21	237,440

				1,081,081

	Electric— 5.3%
100,000	Consolidated Edison Co. of New York, Inc.	7.125	12/01/18	120,372
100,000	Consumers Energy Co.	6.700	09/15/19	120,797
50,000	Duke Energy Progress, Inc.	5.300	01/15/19	56,820
100,000	Entergy Texas, Inc.	7.125	02/01/19	120,222
100,000	Exelon Corp.	4.900	06/15/15	103,650
100,000	Georgia Power Co.	4.250	12/01/19	110,470
100,000	NextEra Energy Capital Holdings, Inc.	7.875	12/15/15	109,466
50,000	NiSource Finance Corp.	6.400	03/15/18	57,379
30,000	Ohio Power Co., Series M	5.375	10/01/21	35,059
100,000	Pacific Gas & Electric Co.	3.500	10/01/20	104,671
100,000	PPL Energy Supply LLC	4.600	12/15/21	95,006
100,000	Southern California Edison Co.	3.875	06/01/21	107,979
100,000	Virginia Electric and Power Co.	5.400	04/30/18	113,059
150,000	Xcel Energy, Inc.	4.700	05/15/20	166,524

				1,421,474

	Electrical Components & Equipment— 0.4%
100,000	Emerson Electric Co.	4.875	10/15/19	112,981

	Electronics— 1.0%
100,000	Agilent Technologies, Inc.	6.500	11/01/17	114,586
50,000	Honeywell International, Inc.	5.000	02/15/19	56,451
100,000	Thermo Fisher Scientific, Inc.	4.500	03/01/21	109,035

				280,072

	Engineering & Construction— 0.2%
50,000	Fluor Corp.	3.375	09/15/21	51,447

Schedule of Investments

	Environmental Control— 0.8%
$100,000	Republic Services, Inc.	3.800%	05/15/18	$106,623
100,000	Waste Management, Inc.	4.750	06/30/20	111,105

				217,728

	Food— 3.3%
100,000	Campbell Soup Co.	4.250	04/15/21	107,646
100,000	ConAgra Foods, Inc.	3.200	01/25/23	97,558
100,000	Kellogg Co.	4.000	12/15/20	106,037
100,000	Kroger Co. (The)	6.150	01/15/20	116,632
300,000	Mondelez International, Inc.	4.125	02/09/16	314,752
150,000	Safeway, Inc.	3.950	08/15/20	151,188

				893,813

	Forest Products & Paper— 0.5%
100,000	International Paper Co.	7.950	06/15/18	121,452

	Gas— 0.4%
100,000	Sempra Energy	6.500	06/01/16	109,956

	Healthcare-Products— 2.9%
100,000	Baxter International, Inc.	1.850	06/15/18	100,253
100,000	Becton Dickinson and Co.	1.750	11/08/16	101,760
100,000	Covidien International Finance SA	6.000	10/15/17	113,716
100,000	Medtronic, Inc.	4.450	03/15/20	110,222
150,000	St. Jude Medical, Inc.	3.250	04/15/23	148,637
190,000	Zimmer Holdings, Inc.	4.625	11/30/19	208,829

				783,417

	Healthcare-Services— 2.1%
100,000	Cigna Corp.	2.750	11/15/16	103,716
200,000	Humana, Inc.	3.150	12/01/22	196,097
150,000	UnitedHealth Group, Inc.	2.875	03/15/22	149,023
100,000	WellPoint, Inc.	5.250	01/15/16	106,470

				555,306

	Household Products/Wares— 0.9%
200,000	Kimberly-Clark Corp.	6.125	08/01/17	228,337

	Insurance— 7.3%
100,000	Aflac, Inc.	8.500	05/15/19	127,835
200,000	Allstate Corp. (The)	3.150	06/15/23	199,519
150,000	American International Group, Inc.	8.250	08/15/18	184,720
200,000	Berkshire Hathaway Finance Corp.	5.400	05/15/18	226,713
100,000	Chubb Corp. (The)	5.750	05/15/18	113,765
200,000	Hartford Financial Services Group, Inc.	5.125	04/15/22	226,050
150,000	Lincoln National Corp.	8.750	07/01/19	193,010
150,000	Loews Corp.	2.625	05/15/23	141,554
200,000	Marsh & McLennan Cos., Inc.	4.800	07/15/21	220,023
100,000	MetLife, Inc.	6.750	06/01/16	110,600
100,000	Prudential Financial, Inc., Series B, MTN	5.100	09/20/14	100,620
100,000	Travelers Cos., Inc. (The)	3.900	11/01/20	107,490

				1,951,899

	Internet— 1.3%
100,000	eBay, Inc.	2.600	07/15/22	95,812
100,000	Google, Inc.	3.625	05/19/21	106,361
150,000	Symantec Corp.	4.200	09/15/20	154,216

				356,389

	Iron/Steel— 0.8%
100,000	Allegheny Technologies, Inc.	5.950	01/15/21	110,495
100,000	Nucor Corp.	5.750	12/01/17	113,200

				223,695

Schedule of Investments

	Leisure Time— 0.4%
$100,000	Carnival Corp.	1.875%	12/15/17	$100,148

	Lodging— 0.4%
100,000	Marriott International, Inc.	3.000	03/01/19	103,234

	Machinery-Construction & Mining— 0.4%
100,000	Caterpillar, Inc.	3.900	05/27/21	107,876

	Machinery-Diversified— 0.9%
150,000	Cummins, Inc.	3.650	10/01/23	155,064
100,000	Deere & Co.	2.600	06/08/22	97,454

				252,518

	Media— 3.7%
100,000	21st Century Fox America, Inc.	5.300	12/15/14	101,795
100,000	CBS Corp.	8.875	05/15/19	127,852
100,000	DIRECTV Holdings LLC	3.500	03/01/16	104,124
100,000	NBCUniversal Media LLC	5.150	04/30/20	113,895
100,000	Time Warner Cable, Inc.	8.250	04/01/19	125,736
100,000	Viacom, Inc.	6.250	04/30/16	109,179
200,000	Viacom, Inc.	4.250	09/01/23	208,049
100,000	Walt Disney Co. (The), MTN	2.350	12/01/22	95,735

				986,365

	Mining— 0.7%
100,000	Freeport-McMoRan Copper & Gold, Inc.	3.550	03/01/22	98,781
100,000	Newmont Mining Corp.	3.500	03/15/22	95,817

				194,598

	Miscellaneous Manufacturing— 1.6%
200,000	3M Co., MTN	2.000	06/26/22	190,093
100,000	Illinois Tool Works, Inc.	6.250	04/01/19	118,121
100,000	Ingersoll-Rand Global Holding Co. Ltd.	6.875	08/15/18	118,405

				426,619

	Office/Business Equipment— 0.9%
100,000	Pitney Bowes, Inc., MTN	5.750	09/15/17	111,610
100,000	Xerox Corp.	6.350	05/15/18	115,190

				226,800

	Oil & Gas— 6.0%
100,000	Anadarko Petroleum Corp.	5.950	09/15/16	110,129
200,000	Apache Corp.	3.250	04/15/22	204,777
200,000	Chevron Corp.	2.355	12/05/22	191,533
100,000	ConocoPhillips	5.750	02/01/19	115,643
150,000	ConocoPhillips Co.	2.400	12/15/22	143,913
150,000	DeVon Energy Corp.	3.250	05/15/22	150,987
100,000	Hess Corp.	8.125	02/15/19	124,757
100,000	Marathon Oil Corp.	5.900	03/15/18	113,813
200,000	Marathon Petroleum Corp.	5.125	03/01/21	224,782
100,000	Occidental Petroleum Corp., Series 1	4.100	02/01/21	108,710
100,000	Valero Energy Corp.	6.125	06/15/17	112,906

				1,601,950

	Oil & Gas Services— 1.4%
150,000	FMC Technologies, Inc.	3.450	10/01/22	148,406
100,000	Halliburton Co.	6.150	09/15/19	118,507
100,000	National Oilwell Varco, Inc.	2.600	12/01/22	96,063

				362,976

	Pharmaceuticals— 6.6%
150,000	Abbott Laboratories	5.125	04/01/19	170,081
200,000	AbbVie, Inc.	2.900	11/06/22	193,256
150,000	Allergan, Inc.	5.750	04/01/16	161,260
100,000	AmerisourceBergen Corp.	3.500	11/15/21	103,364
100,000	Bristol-Myers Squibb Co.	2.000	08/01/22	93,105
100,000	Cardinal Health, Inc.	4.000	06/15/15	103,009

Schedule of Investments

$100,000	Eli Lilly & Co.	5.200%	03/15/17	$110,690
150,000	Express Scripts Holding Co.	3.125	05/15/16	155,917
150,000	Johnson & Johnson	2.950	09/01/20	156,310
100,000	McKesson Corp.	3.250	03/01/16	103,623
200,000	Merck Sharp & Dohme Corp.	4.000	06/30/15	206,717
200,000	Pfizer, Inc.	5.350	03/15/15	205,975

				1,763,307

	Pipelines— 1.1%
100,000	Spectra Energy Capital LLC	6.200	04/15/18	114,025
150,000	Williams Partners LP	5.250	03/15/20	167,868

				281,893

	REITs— 3.2%
150,000	Boston Properties LP	4.125	05/15/21	160,122
150,000	ERP Operating LP	4.625	12/15/21	165,091
100,000	HCP, Inc.	5.375	02/01/21	113,055
150,000	Hospitality Properties Trust	5.000	08/15/22	158,557
125,000	Ventas Realty LP/Ventas Capital Corp.	4.750	06/01/21	136,937
100,000	Weyerhaeuser Co.	7.375	10/01/19	121,915

				855,677

	Retail— 6.8%
150,000	Dollar General Corp.	3.250	04/15/23	143,066
150,000	Gap, Inc. (The)	5.950	04/12/21	172,396
150,000	Home Depot, Inc. (The)	5.400	03/01/16	161,167
150,000	Home Depot, Inc. (The)	4.400	04/01/21	167,653
100,000	Kohl’s Corp.	6.250	12/15/17	114,451
100,000	Lowe’s Cos., Inc.	5.400	10/15/16	109,650
150,000	Macy’s Retail Holdings, Inc.	2.875	02/15/23	144,200
100,000	McDonald’s Corp., MTN	5.350	03/01/18	112,703
125,000	Target Corp.	6.000	01/15/18	143,080
200,000	Walgreen Co.	3.100	09/15/22	195,759
325,000	Wal-Mart Stores, Inc.	3.250	10/25/20	339,883

				1,804,008

	Semiconductors— 2.7%
100,000	Applied Materials, Inc.	4.300	06/15/21	108,190
100,000	Intel Corp.	1.350	12/15/17	99,937
200,000	Intel Corp.	3.300	10/01/21	206,294
200,000	Maxim Integrated Products, Inc.	3.375	03/15/23	194,791
100,000	Texas Instruments, Inc.	2.375	05/16/16	103,115

				712,327

	Software— 2.2%
200,000	Adobe Systems, Inc.	3.250	02/01/15	202,806
100,000	CA, Inc.	5.375	12/01/19	111,642
50,000	Fiserv, Inc.	3.125	06/15/16	51,913
100,000	Microsoft Corp.	3.625	12/15/23	104,293
100,000	Oracle Corp.	5.750	04/15/18	114,279

				584,933

	Telecommunications— 3.6%
100,000	AT&T, Inc.	5.500	02/01/18	112,723
200,000	AT&T, Inc.	3.000	02/15/22	198,519
100,000	Cisco Systems, Inc.	4.450	01/15/20	110,287
100,000	Qwest Corp.	7.500	10/01/14	101,064
200,000	Verizon Communications, Inc.	3.650	09/14/18	213,427
200,000	Verizon Communications, Inc.	5.150	09/15/23	221,742

				957,762

	Transportation— 2.0%
130,000	CSX Corp.	6.250	03/15/18	150,078
100,000	FedEx Corp.	8.000	01/15/19	124,061
250,000	United Parcel Service, Inc.	3.125	01/15/21	259,531

				533,670

	Total Corporate Bonds (Cost $26,030,376)			26,281,992

Schedule of Investments

Number of Shares
	Money Market Fund—0.5%
129,500	Invesco Premier Portfolio – Institutional Class(a) (Cost $129,500)	$129,500

	Total Investments (Cost $26,159,876)(b)— 98.9%	26,411,492
	Other assets less liabilities—1.1%	295,804

	Net Assets—100.0%	$26,707,296

Investment Abbreviations:

GMTN - Global Medium-Term Notes

MTN - Medium-Term Notes

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(b)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized appreciation was $251,616, which consisted of aggregate gross unrealized appreciation of $433,947 and aggregate gross unrealized depreciation of $182,331.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Short Term High Yield Bond Portfolio (PGHY)

July 31, 2014

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds— 82.7%
	Australia— 0.7%
$275,000	FMG Resources August 2006 Pty Ltd.(a)	6.000%	04/01/17	$280,672

	Azerbaijan— 0.8%
300,000	State Oil Co. of the Azerbaijan Republic	5.450	02/09/17	319,500

	Bahamas— 1.3%
450,000	Vedanta Resources PLC(a)	6.750	06/07/16	474,525

	Bermuda— 0.5%
200,000	Renaissance Credit LLC Via Renaissance Consumer Funding Ltd.(a)	7.750	05/31/16	180,500

	Brazil— 2.2%
200,000	Banco Daycoval SA, MTN(a)	6.250	01/28/16	209,500
150,000	Banco Daycoval SA, EMTN	6.500	03/16/15	153,750
100,000	Banco Industrial e Comercial SA(a)	5.250	10/25/15	102,250
200,000	CSN Islands IX Corp(a)	10.000	01/15/15	208,000
150,000	JBS SA(a)	10.500	08/04/16	171,402

				844,902

	Bulgaria— 0.3%
300,000	Corporate Commercial Bank AD Via Northern Lights Bulgaria BV	8.250	08/08/14	114,060

	Canada— 1.1%
250,000	Bombardier, Inc.(a)	4.250	01/15/16	253,750
150,000	Bombardier, Inc.(a)	4.250	01/15/16	152,250

				406,000

	Cayman Islands— 0.6%
200,000	Hyva Global BV(a)	8.625	03/24/16	208,500

	China— 2.2%
200,000	Big Will Investments Ltd., EMTN	10.875	04/29/16	217,500
200,000	Fosun International Ltd.(a)	7.500	05/12/16	208,000
200,000	MCC Holding Hong Kong Corp. Ltd.(a)	4.875	07/29/16	204,125
200,000	West China Cement Ltd.(a)	7.500	01/25/16	207,500

				837,125

	Egypt— 0.4%
150,000	Nile Finance Ltd.(a)	5.250	08/05/15	155,820

	Finland— 0.5%
200,000	UPM-Kymmene OYJ, MTN(a)	5.625	12/01/14	203,240

	France— 0.9%
100,000	Lafarge SA(a)	6.200	07/09/15	104,110
200,000	Lafarge SA	6.500	07/15/16	218,600

				322,710

	Germany— 1.7%
100,000	Dresdner Bank AG	7.250	09/15/15	106,054
150,000	Fresenius US Finance II, Inc.(a)	9.000	07/15/15	159,375
49,000	Hanson Ltd.	6.125	08/15/16	53,165
300,000	Schaeffler Finance BV(a)	7.750	02/15/17	336,000

				654,594

Schedule of Investments

	Greece— 0.6%
$200,000	Finansbank AS(a)	5.500%	05/11/16	$207,200

	Hong Kong— 0.2%
74,000	RKI Finance 2010 Ltd., Series E, EMTN	9.500	09/21/15	77,053

	Indonesia— 1.4%
300,000	Majapahit Holding BV(a)	7.750	10/17/16	337,875
200,000	Modernland Overseas Pte Ltd(a)	11.000	10/25/16	210,500

				548,375

	Israel— 0.9%
300,000	Israel Electric Corp. Ltd., MTN(a)	6.700	02/10/17	327,300

	Italy— 0.5%
100,000	Telecom Italia Capital SA	4.950	09/30/14	100,625
100,000	Telecom Italia Capital SA	5.250	10/01/15	103,500

				204,125

	Japan— 1.6%
250,000	Sprint Communications, Inc.	6.000	12/01/16	270,469
300,000	Sprint Communications, Inc.	9.125	03/01/17	345,750

				616,219

	Kazakhstan— 1.7%
300,000	Halyk Savings Bank of Kazakhstan JSC(a)	7.250	05/03/17	326,250
100,000	Kazkommertsbank JSC, MTN(a)	8.000	11/03/15	101,550
200,000	Kazkommertsbank JSC, MTN(a)	7.500	11/29/16	203,040

				630,840

	Liechtenstein— 2.4%
150,000	Vimpel Communications OJSC Via UBS Luxembourg SA(a)	8.250	05/23/16	160,125
450,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC(a)	6.493	02/02/16	463,500
300,000	VimpelCom Holdings BV(a)	6.255	03/01/17	304,875

				928,500

	Luxembourg— 2.7%
300,000	ArcelorMittal	5.000	02/25/17	309,750
150,000	ArcelorMittal	9.500	02/15/15	155,850
200,000	ArcelorMittal	4.250	02/25/15	202,000
150,000	ArcelorMittal	4.250	08/05/15	153,187
200,000	ArcelorMittal	4.250	03/01/16	205,000

				1,025,787

	Netherlands— 4.9%
300,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust(a)	2.750	05/15/17	296,625
158,000	Expro Finance Luxembourg SCA(a)	8.500	12/15/16	163,530
200,000	International Lease Finance Corp.(a)	6.500	09/01/14	200,750
150,000	International Lease Finance Corp.	4.875	04/01/15	152,906
150,000	International Lease Finance Corp.	8.625	09/15/15	160,462
300,000	International Lease Finance Corp.	5.750	05/15/16	314,438
250,000	International Lease Finance Corp.(a)	6.750	09/01/16	274,375
300,000	NXP BV/NXP Funding LLC(a)	3.500	09/15/16	302,250

				1,865,336

	Norway— 0.7%
100,000	Eksportfinans ASA	2.000	09/15/15	100,128
150,000	Eksportfinans ASA	2.375	05/25/16	150,817

				250,945

	Panama— 0.5%
200,000	AES Panama SA(a)	6.350	12/21/16	205,500

	Philippines— 1.1%
200,000	BDO Unibank, Inc.	3.875	04/22/16	207,500
200,000	BDO Unibank, Inc.	4.500	02/16/17	211,250

				418,750

Schedule of Investments

	Portugal— 0.9%
$350,000	BES Investimento do Brasil SA Banco de Investimento(a)	5.625%	03/25/15	$334,250

	Russia— 3.7%
200,000	AK BARS Bank Via AK BARS Luxembourg SA, Series LPN, MTN	8.750	11/19/15	202,000
150,000	Alfa MTN Issuance Ltd., EMTN	8.000	03/18/15	154,174
250,000	ALROSA Finance SA(a)	8.875	11/17/14	254,845
200,000	Bank of Moscow Via BOM Capital PL(a)	6.699	03/11/15	202,750
200,000	Koks OAO Via Koks Finance Ltd.(a)	7.750	06/23/16	180,000
200,000	Metalloinvest Finance Ltd.(a)	6.500	07/21/16	203,000
200,000	Severstal OAO Via Steel Capital SA(a)	6.250	07/26/16	210,500

				1,407,269

	Saudi Arabia— 1.4%
300,000	Dar Al-Arkan International Sukuk Co. II(a)	10.750	02/18/15	312,150
200,000	Dar Al-Arkan Sukuk Co. Ltd.(a)	5.750	11/25/16	202,250

				514,400

	Ukraine— 1.4%
200,000	Ferrexpo Finance PLC(a)	7.875	04/07/16	195,000
200,000	Metinvest BV(a)	10.250	05/20/15	186,500
150,000	National JSC Naftogaz of Ukraine	9.500	09/30/14	146,250

				527,750

	United Kingdom— 6.3%
300,000	Berau Capital Resources Pte Ltd.(a)	12.500	07/08/15	311,625
100,000	CNH Industrial America LLC	7.250	01/15/16	106,875
150,000	CNH Industrial Capital LLC	3.875	11/01/15	152,625
300,000	CNH Industrial Capital LLC	6.250	11/01/16	322,500
550,000	CNH Industrial Capital LLC	3.250	02/01/17	552,750
200,000	Evraz Group SA(a)	8.250	11/10/15	206,168
350,000	Royal Bank of Scotland Group PLC	5.000	10/01/14	352,114
400,000	Royal Bank of Scotland Group PLC	5.050	01/08/15	407,376

				2,412,033

	United States— 35.1%
200,000	21st Century Oncology, Inc.	8.875	01/15/17	200,000
600,000	21st Century Oncology, Inc.	9.875	04/15/17	501,000
200,000	AES Corp.	7.750	10/15/15	214,000
150,000	AES Corp.	9.750	04/15/16	167,625
300,000	Ally Financial, Inc.	6.750	12/01/14	304,125
100,000	Ally Financial, Inc.	8.300	02/12/15	103,187
200,000	Ally Financial, Inc.	4.625	06/26/15	203,750
200,000	Ally Financial, Inc.	3.500	07/18/16	204,125
150,000	Ally Financial, Inc., Series 8	6.750	12/01/14	151,875
200,000	American Achievement Corp.(a)	10.875	04/15/16	204,000
150,000	American Seafoods Group LLC/American Seafoods Finance, Inc.(a)	10.750	05/15/16	151,500
100,000	AmSouth Bank, Series AI	5.200	04/01/15	102,769
200,000	Ashland, Inc.	3.000	03/15/16	202,250
300,000	Aspect Software, Inc.	10.625	05/15/17	312,750
100,000	Best Buy Co., Inc.	3.750	03/15/16	103,250
100,000	Caesars Entertainment Operating Co., Inc.	10.750	02/01/16	64,250
300,000	Caesars Entertainment Operating Co., Inc.	6.500	06/01/16	205,500
156,000	Centex Corp.	5.250	06/15/15	161,850
150,000	CenturyLink, Inc., Series M	5.000	02/15/15	152,906
150,000	Chesapeake Energy Corp.	3.250	03/15/16	150,187
200,000	CIT Group Inc(a)	4.750	02/15/15	202,875
200,000	Clear Channel Communications, Inc.	5.500	12/15/16	196,750
200,000	Constellation Brands, Inc.	7.250	09/01/16	219,000
150,000	D.R. Horton, Inc.	6.500	04/15/16	160,500
133,000	Dean Foods Co.	7.000	06/01/16	143,806
100,000	Dell, Inc.	2.300	09/10/15	100,300
100,000	Dell, Inc.	3.100	04/01/16	101,875
150,000	DISH DBS Corp.	6.625	10/01/14	151,125
100,000	DISH DBS Corp.	7.750	05/31/15	105,000
150,000	DISH DBS Corp.	7.125	02/01/16	160,125
200,000	DPL, Inc.	6.500	10/15/16	213,000
400,000	E*TRADE Financial Corp.	6.750	06/01/16	432,000
150,000	Embarq Corp.	7.082	06/01/16	164,982
300,000	General Motors Financial Co., Inc.	2.750	05/15/16	303,937
150,000	HCA, Inc.	6.375	01/15/15	153,188

Schedule of Investments

$250,000	HCA, Inc.	6.500%	02/15/16	$266,875
100,000	iStar Financial, Inc., Series 1 - REIT	5.875	03/15/16	105,500
300,000	Jarden Corp.	7.500	05/01/17	336,000
90,000	Kinder Morgan Finance Co. LLC	5.700	01/05/16	94,838
150,000	Kinder Morgan, Inc.	5.150	03/01/15	153,188
100,000	Lennar Corp., Series B	5.600	05/31/15	102,500
200,000	Marquette Transportation Co. LLC/Marquette Transportation Finance Corp.	10.875	01/15/17	212,000
100,000	Masco Corp.	4.800	06/15/15	103,113
100,000	Masco Corp.	6.125	10/03/16	109,513
150,000	MGM Resorts International	6.625	07/15/15	156,750
150,000	MGM Resorts International	7.500	06/01/16	163,500
200,000	MGM Resorts International	10.000	11/01/16	233,000
150,000	Navient LLC, MTN	3.875	09/10/15	152,625
150,000	Navient LLC, MTN	6.250	01/25/16	158,814
250,000	Navient LLC, MTN	6.000	01/25/17	267,500
100,000	Navient LLC, Series A, MTN	5.000	04/15/15	102,625
200,000	NII Capital Corp.	10.000	08/15/16	55,000
150,000	Nuveen Investments, Inc.	5.500	09/15/15	154,875
200,000	Owens-Brockway Glass Container, Inc.	7.375	05/15/16	217,500
150,000	Peabody Energy Corp.	7.375	11/01/16	161,250
250,000	Quicksilver Resources, Inc.	7.125	04/01/16	218,750
200,000	R.R. Donnelley & Sons Co.	6.125	01/15/17	216,000
200,000	Realogy Group LLC/Sunshine Group Florida Ltd. (The)(a)	3.375	05/01/16	201,500
100,000	Rockies Express Pipeline LLC(a)	3.900	04/15/15	100,500
150,000	Royal Caribbean Cruises Ltd.	11.875	07/15/15	165,375
150,000	Royal Caribbean Cruises Ltd.	7.250	06/15/16	165,375
250,000	Sabine Oil & Gas LLC/Sabine Oil & Gas Finance Corp.	9.750	02/15/17	261,875
300,000	Sabine Pass LNG LP	7.500	11/30/16	328,500
300,000	Springleaf Finance Corp., Series I, MTN	5.400	12/01/15	312,000
300,000	SquareTwo Financial Corp.	11.625	04/01/17	294,750
150,000	SUPERVALU, Inc.	8.000	05/01/16	164,250
300,000	Toll Brothers Finance Corp.	5.150	05/15/15	309,000
200,000	Trade & Development Bank of Mongolia LLC, EMTN	8.500	09/20/15	198,122
200,000	United Airlines Inc(a)	6.750	09/15/15	201,250
100,000	Universal Health Services, Inc.	7.125	06/30/16	111,250
100,000	USG Corp.	6.300	11/15/16	105,750

				13,330,575

	Venezuela— 1.5%
275,000	Petroleos de Venezuela SA(a)	5.250	04/12/17	233,062
100,000	Petroleos de Venezuela SA, Series 2014	4.900	10/28/14	99,880
150,000	Petroleos de Venezuela SA, Series 2015	5.000	10/28/15	141,563
100,000	Petroleos de Venezuela SA, Series 2016	5.125	10/28/16	88,400

				562,905

	Total Corporate Bonds (Cost $31,881,499)			31,397,260

	Sovereign Debt Obligations— 14.3%
	Argentina— 2.7%
150,000	Argentina Boden Bonds	7.000	10/03/15	141,971
300,000	Argentina Bonar Bonds, Series X	7.000	04/17/17	269,008
150,000	City of Buenos Aires Argentina, MTN(a)	12.500	04/06/15	150,000
300,000	City of Buenos Aires Argentina(a)	9.950	03/01/17	300,000
150,000	Provincia de Buenos Aires(a)	11.750	10/05/15	143,250

				1,004,229

	Belarus— 0.7%
264,000	Republic of Belarus	8.750	08/03/15	270,600

	Ecuador— 0.4%
150,000	Ecuador Government International Bond(a)	9.375	12/15/15	158,250

	Hungary— 0.5%
200,000	Hungary Government International Bond	4.750	02/03/15	203,500

Schedule of Investments

	Jamaica— 0.8%
$300,000	Jamaica Government International Bond	9.000%	06/02/15	$312,750

	Jordan— 0.8%
300,000	Jordan Government International Bond(a)	3.875	11/12/15	302,625

	Lebanon— 2.7%
200,000	Lebanon Government International Bond	5.875	01/15/15	203,000
300,000	Lebanon Government International Bond, MTN(a)	8.500	01/19/16	321,750
450,000	Lebanon Government International Bond(a)	11.625	05/11/16	511,875

				1,036,625

	Pakistan— 0.7%
253,000	Pakistan Government International Bond(a)	7.125	03/31/16	263,803

	Portugal— 0.3%
100,000	Portugal Government International Bond, MTN(a)	3.500	03/25/15	101,625

	Sri Lanka— 0.7%
256,000	Sri Lanka Government International Bond(a)	7.400	01/22/15	263,680

	Turkey— 0.8%
300,000	Export Credit Bank of Turkey(a)	5.375	11/04/16	317,430

	Ukraine— 2.1%
200,000	City of Kiev Ukraine Via CS International(a)	8.000	11/06/15	183,000
150,000	Ukraine Government International Bond(a)	6.875	09/23/15	146,475
200,000	Ukraine Government International Bond(a)	6.580	11/21/16	192,250
300,000	Ukreximbank Via Biz Finance PLC(a)	8.375	04/27/15	283,500

				805,225

	Venezuela— 0.8%
150,000	Venezuela Government International Bond	8.500	10/08/14	150,000
150,000	Venezuela Government International Bond(a)	5.750	02/26/16	142,350

				292,350

	Vietnam— 0.3%
100,000	Vietnam Government International Bond(a)	6.875	01/15/16	107,375

	Total Sovereign Debt Obligations (Cost $5,424,730)			5,440,067

Number of Shares
	Money Market Fund—1.3%
506,812	Invesco Premier Portfolio – Institutional Class(b) (Cost $506,812)			506,812

	Total Investments (Cost $37,813,041)(c)— 98.3%			37,344,139
	Other assets less liabilities—1.7%			648,244

	Net Assets—100.0%			$37,992,383

Investment Abbreviations:

EMTN - Euro Medium-Term Note

MTN - Medium-Term Notes

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. On July 31, 2014, the value of these securities amounted 15,887,727 to which represented 41.82% of the Fund’s Net Assets.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

Schedule of Investments

(c)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized depreciation was $468,902, which consisted of aggregate gross unrealized appreciation of $221,002 and aggregate gross unrealized depreciation of $689,904.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares California AMT-Free Municipal Bond Portfolio (PWZ)(a)

July 31, 2014

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds— 93.4%
	Ad Valorem Property Tax— 37.2%
$1,350,000	Antelope Valley California Community College District (Election 2004) Ser. 07B NATL RE	5.250%	08/01/39	$1,496,083
500,000	Arcadia California Unified School District (Election 2006) Ser. 07A AGM	5.000	08/01/37	542,845
800,000	Centinela Valley California Union High School District (Election 2010) Ser. 12B AGM	5.000	08/01/50	856,336
1,000,000	Colton California Joint Unified School District (Election 2008) Ser. 09-A AGC	5.375	08/01/34	1,134,340
1,500,000	Corona-Norco California Unified School District (Election 2006) Ser. 09C AGM	5.500	08/01/39	1,743,585
500,000	Desert California Community College District Ser. 07C AGM	5.000	08/01/37	550,300
1,500,000	El Monte California Union High School District (Election of 2008) Ser. 09A AGC	5.500	06/01/34	1,684,500
500,000	Los Angeles California Community College District (Election 2001) Ser. 07A NATL RE	5.000	08/01/32	553,090
1,505,000	Los Angeles Unified School District (Election 2002) Ser. 07C AGM	5.000	07/01/32	1,649,119
1,000,000	Peralta Community College District Ser. 06A NATL RE	5.000	08/01/31	1,065,130
250,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.250	07/01/30	247,517
1,100,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.000	07/01/31	1,057,441
3,000,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 12A AGM	5.000	07/01/35	2,793,660
500,000	Riverside Community College District (Election 2004) Ser. 07C NATL RE	5.000	08/01/32	550,300
400,000	San Diego California Community College District (Election 2006) Ser. 07 AGM	5.000	08/01/32	440,736
2,000,000	West Contra Costa California Unified School District Ref. Ser. 12 AGM	5.000	08/01/32	2,201,160
1,740,000	Yosemite California Community College District (Election 2004) Ser. 08C AGM	5.000	08/01/32	1,951,045

				20,517,187

	College Revenue— 1.0%
500,000	California State University Rev. Systemwide Ser. 07A AGM	5.000	11/01/37	546,615

	Electric Power Revenue— 10.7%
2,000,000	Guam Power Auth. Rev. Ser. 10A AGM	5.000	10/01/37	2,132,440
2,000,000	Guam Power Auth. Rev. Ser. 12A AGM	5.000	10/01/30	2,218,160
400,000	Los Angeles California Water & Power Rev. (Power System) Sub-Ser. 07A-1 AMBAC	5.000	07/01/39	439,264
1,000,000	Redding California Electric System Rev. COP Ser. 08A AGM	5.000	06/01/30	1,110,190

				5,900,054

	General Fund— 1.0%
550,000	California State Ref. Ser. 07 NATL RE	4.250	08/01/33	561,050

	Hospital Revenue— 6.7%
500,000	California Statewide Communities Development Auth. Rev. (Adventist Remarketed 05/23/08) Ser. 07B AGC	5.000	03/01/37	519,995
1,000,000	California Statewide Communities Development Auth. Rev. (Catholic Healthcare West) Ser. 07K AGC	5.500	07/01/41	1,089,010
1,000,000	California Statewide Communities Development Auth. Rev. (St. Joseph Health System-Remarketed) Insured Ser. 07C FGIC	5.750	07/01/47	1,132,110
945,000	University of California Regents Medical Center Pooled Rev. Ser. 07A NATL RE	4.750	05/15/31	978,274

				3,719,389

	Lease Revenue— 11.6%
1,500,000	Kern County California COP (Capital Improvements Projects) Ser. 09A AGC	5.750	08/01/35	1,721,055
15,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Prerefunded Figueroa Plaza) Ser. 07B1 NATL RE	4.750	08/01/37	15,000
1,000,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Real Property) Ser. 09B AGC	5.500	04/01/39	1,142,960
485,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Unrefunded Figueroa Plaza) Ser. 07B1 NATL RE	4.750	08/01/37	486,576

Schedule of Investments

$400,000	Los Angeles California Municipal Improvement Corp. Lease Rev. Police Headquarters Facility Ser. 06A NATL RE	4.250%	01/01/37	$402,396
1,000,000	Richmond Joint Powers Financing Auth. Lease Rev. (Civic Center Project) Ser. 09 AGC	5.750	08/01/29	1,151,970
400,000	Santa Clara Valley California Water District (COP Water Utility System Improvement) Ser. 07A NATL RE	5.000	06/01/37	432,804
1,000,000	Yuba California Levee Financing Auth. Rev. (Levee Financing Project) Ser. 08A AGC	5.000	09/01/38	1,038,850

				6,391,611

	Miscellaneous Revenue— 4.1%
2,000,000	Pittsburg Unified School District Financing Auth. Rev. (District Bond Program) Ser. 11 AGM	5.500	09/01/46	2,241,420

	Sales Tax Revenue— 6.7%
1,500,000	Los Angeles County California Metropolitan Transportation Auth. Sales Tax Rev. (Proposition A First Tier Senior) Ser. 05-A AMBAC	5.000	07/01/35	1,552,710
400,000	Puerto Rico Commonwealth Highway & Transportation Auth. Rev. Ref. Ser. 07N FGIC	5.250	07/01/39	234,124
1,500,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. (First Subordinate Ser.) 10C AGM	5.125	08/01/42	1,409,940
500,000	San Mateo County California Transit District (Sales Tax) Rev. Ref. Ser. 05A NATL RE	4.750	06/01/34	513,695

				3,710,469

	Sewer Revenue— 4.6%
400,000	Bakersfield California Wastewater Rev. Ser. 07A AGM	5.000	09/15/32	439,328
400,000	Clovis California Public Financing Auth. Wastewater Rev. Ser. 07 AMBAC	4.500	08/01/38	400,612
650,000	Fresno California Sewer Rev. Ser. 08A AGC	5.000	09/01/37	712,803
460,000	Hollister California Joint Powers Financing Auth. (Wastewater Rev. Refinancing & Improvement Project) Ser. 01 AGM	5.000	06/01/32	471,509
30,000	Los Angeles California Wastewater System Rev. (Prerefunded 2013) Ser. 05A NATL RE	4.750	06/01/35	31,155
360,000	Los Angeles California Wastewater System Rev. (Prerefunded) Ser. 05A NATL RE	4.750	06/01/35	373,864
110,000	Los Angeles California Wastewater System Rev. (Unrefunded 2013) Ser. 05A NATL RE	4.750	06/01/35	113,153

				2,542,424

	Special Assessment— 3.1%
1,500,000	Sacramento California Area Flood Control Agency Consolidated Capital Assessment District Ser. 08 BHAC	5.625	10/01/37	1,693,050

	Tax Increment Revenue— 2.0%
1,000,000	Inland Valley California Development Agency Successor Agency Tax Allocation Ref. Ser.14A AGM	5.000	09/01/44	1,076,860

	Water Revenue— 4.7%
390,000	East Bay California Municipal Utility District Water System Rev. (Prerefunded) Sub-Ser. 05A NATL RE	5.000	06/01/35	405,795
110,000	East Bay California Municipal Utility District Water System Rev. (Unrefunded) Sub-Ser. 05A NATL RE	5.000	06/01/35	113,445
1,000,000	East Bay California Municipal Utility District Water System Rev. Ref. Ser. 07A NATL RE	5.000	06/01/32	1,105,980
500,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth. Rev. (Senior Lien) Ser. 08A AGC	5.125	07/01/47	456,780
500,000	San Francisco City & County Public Utilities Commission Water Rev. Ser. 06A AGM	4.500	11/01/31	525,050

				2,607,050

	Total Investments (Cost $48,976,681)(b)(c)— 93.4%			51,507,179
	Other assets less liabilities—6.6%			3,639,419

	Net Assets—100.0%			$55,146,598

Investment Abbreviations:

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - American Municipal Bond Assurance Corp.

Auth. - Authority

BHAC - Berkshire Hathaway Assurance Corp.

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Co.

Schedule of Investments

NATL RE - National Public Finance Guarantee Corp.

Ref. - Refunding Bonds

Rev. - Revenue

Ser. - Series

Notes to Schedule of Investments:

(a)	Effective July 8, 2014, the Fund’s name, investment objective, investment policy, investment strategies and underlying index changed from PowerShares Insured California Municipal Bond Portfolio to PowerShares California AMT-Free Municipal Bond Portfolio and the underlying index changed from BofA Merrill Lynch California Insured Long-Term Core Plus Municipal Series Index to BofA Merrill Lynch California Long-Term Core Plus Municipal Securities Index.
(b)	This table, as of July 31, 2014, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	50.9%
Assured Guaranty Corp.	20.7
National Public Finance Guarantee Corp.	17.9

(c)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized appreciation was $2,530,498, which consisted of aggregate gross unrealized appreciation of $3,212,259 and aggregate gross unrealized depreciation of $681,761.

Schedule of Investments

PowerShares National AMT-Free Municipal Bond Portfolio (PZA)(a)

July 31, 2014

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds— 90.4%
	Ad Valorem Property Tax— 8.6%
$1,500,000	Beaumont Texas Independent School District School Building Ser. 09 AGC	5.000%	02/15/38	$1,547,220
150,000	Beaver County Pennsylvania (Prerefunded Notes) Ser. 09 AGM	5.550	11/15/31	174,051
2,850,000	Beaver County Pennsylvania (Unrefunded Notes) Ser. 09 AGM	5.550	11/15/31	3,188,780
3,000,000	California State Ser. 05 NATL RE	4.750	03/01/35	3,117,150
600,000	Centinela Valley California Union High School District (Election 2010) Ser. 12B AGM	5.000	08/01/50	642,252
5,000,000	Corona-Norca California Unified School District (Election 2006) Ser. 09B AGC	5.375	02/01/34	5,688,800
500,000	Corona-Norco California Unified School District (Election 2006) Ser. 09C AGM	5.500	08/01/39	581,195
1,500,000	District of Columbia Ser. 08E BHAC	5.000	06/01/33	1,666,455
1,000,000	El Monte California Union High School District (Election of 2008) Ser. 09A AGC	5.500	06/01/34	1,123,000
2,000,000	Lackawanna County Pennsylvania Ser. 10B AGM	5.000	09/01/35	2,055,300
2,500,000	Los Angeles Unified School District (Election 2002) Ser. 07C AGM	5.000	07/01/32	2,739,400
500,000	Los Angeles Unified School District (Election 2004) Ser. 06G AMBAC	5.000	07/01/31	545,435
2,500,000	Philadelphia Pennsylvania Ser. 09B AGC	7.125	07/15/38	2,830,750
2,600,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.250	07/01/30	2,574,182
500,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.000	07/01/31	480,655
15,150,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 12A AGM	5.000	07/01/35	14,107,983
890,000	Reading Pennsylvania School District (State Aid Withholding) Ser. 08 AGM	5.000	03/01/35	971,577
2,000,000	Riverside Community College District (Election 2004) Ser. 07C NATL RE	5.000	08/01/32	2,201,200
2,500,000	San Jacinto Unified School District (Election 2006) Ser. 07 AGM	5.250	08/01/32	2,734,300
2,000,000	State Center California Community College District Election 2002 Ser. 07A AGM	5.000	08/01/31	2,180,280
2,500,000	Victor Valley California Union High School District (Election 2008) Ser. 09A AGC	5.000	08/01/34	2,654,750
2,535,000	Yosemite California Community College District (Election 2004) Ser. 08C AGM	5.000	08/01/32	2,842,470

				56,647,185

	Auto Parking Revenue— 0.7%
2,000,000	Miami Florida Special Obligation (Marlins Stadium Project) Ser. 10A AGM	5.250	07/01/35	2,143,000
2,500,000	Miami Florida Special Obligation (Marlins Stadium Project) Ser. 10A AGM	5.250	07/01/39	2,659,725

				4,802,725

	College Revenue— 3.0%
4,510,000	California State University Rev. Systemwide Ser. 08A AGM	5.000	11/01/39	5,029,597
3,000,000	District of Columbia Rev. (Catholic University of America) Ser. 07 NATL RE	5.000	10/01/29	3,237,000
4,245,000	Georgia State Higher Education Facilities Auth. Rev. (USG Real Estate III) Ser. 10A AGC	5.000	06/15/38	4,507,214
1,000,000	Lafayette Louisiana Public Trust Financing Auth. Rev. Ragin’ Cajun Facilities (Housing & Parking Project) Ser. 10 AGM	5.500	10/01/41	1,096,360
1,250,000	Massachusetts State Health & Educational Facilities Auth. Rev. (Massachusetts Institute of Technology) Ser. 09O	6.000	07/01/36	1,475,212
250,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt (Fordham University) Ser. 08B AGC	5.000	07/01/38	272,288
4,335,000	University of California Rev. Ser. 07J AGM	4.500	05/15/35	4,483,387

				20,101,058

	Electric Power Revenue— 3.3%
1,150,000	Guam Power Auth. Rev. Ser. 10A AGM	5.000	10/01/37	1,226,153
9,835,000	Guam Power Auth. Rev. Ser. 12A AGM	5.000	10/01/30	10,907,802
900,000	Kentucky State Municipal Power Agency System Rev. (Prairie State Project) Ser. 07A NATL RE	5.000	09/01/37	962,172
500,000	Long Island Power Auth. New York Electric Systems Rev. General Ser. 08A BHAC	5.500	05/01/33	577,075

Schedule of Investments

$4,200,000	Long Island Power Auth. New York Electric Systems Rev. General Ser. 11A AGM	5.000%	05/01/36	$4,498,662
2,050,000	Municipal Energy Agency of Nebraska Ref. Ser. 09A BHAC	5.375	04/01/39	2,322,055
1,000,000	Redding California Electric System Rev. COP Ser. 08A AGM	5.000	06/01/30	1,110,190

				21,604,109

	General Fund— 0.1%
500,000	California State Ref. Ser. 07 NATL RE	4.250	08/01/33	510,045

	Highway Tolls Revenue— 8.8%
7,500,000	Delaware River Port Auth. Pennsylvania & New Jersey Rev. Ser. 10D AGM	5.000	01/01/40	7,976,250
4,250,000	North Carolina Turnpike Auth. Triangle Expressway System Rev. Ser. 09A AGC	5.500	01/01/29	4,698,375
4,000,000	North Carolina Turnpike Auth. Triangle Expressway System Rev. Ser. 09A AGC	5.750	01/01/39	4,397,000
16,000,000	North Texas Tollway Auth. Rev. Ref. System (First Tier) Ser. 08K-1 AGC	5.750	01/01/38	18,244,000
8,000,000	Pennsylvania State Turnpike Commission Rev. Subordinate Ser. 08C AGC	6.250	06/01/38	9,191,200
3,000,000	Pennsylvania State Turnpike Commission Rev. Subordinate Ser. 11A	6.500	12/01/36	3,521,070
8,800,000	Pennsylvania State Turnpike Commission Rev. Subordinate Ser. 12B AGM	5.000	12/01/42	9,466,424
250,000	Puerto Rico Highway & Transportation Auth. Rev. Ref. Ser. 07CC AGM	5.250	07/01/32	231,380

				57,725,699

	Hospital Revenue— 14.4%
650,000	Birmingham Alabama Special Care Facilities Financing Auth. Health Care Facilities Rev. (Children’s Hospital) Ser. 09 AGC	6.000	06/01/34	754,396
2,500,000	Birmingham Alabama Special Care Facilities Financing Auth. Health Care Facilities Rev. (Children’s Hospital) Ser. 09 AGC	6.000	06/01/39	2,901,525
500,000	California Health Facilities Financing Auth. Rev. (Childrens Hospital Los Angeles) Ser. 10A AGM	5.250	07/01/38	526,965
750,000	California Statewide Communities Development Auth. Rev. (Adventist Remarketed 05/23/08) Ser. 07B AGC	5.000	03/01/37	779,992
1,000,000	California Statewide Communities Development Auth. Rev. (Catholic Healthcare West) Ser. 07K AGC	5.500	07/01/41	1,089,010
5,000,000	Christian County Kentucky Hospital Rev. (Hospital-Jennie Stuart Medical Center) Ser. 06 AGC	5.500	02/01/36	5,266,050
2,500,000	Cobb County Georgia Kennestone Hospital Auth. Rev. Certificates Sub-Ser. 05B AMBAC	5.500	04/01/37	2,734,025
10,085,000	Colorado Health Facilities Auth. Rev. (Catholic Health) Ser. 06C-1 AGM	5.100	10/01/41	10,520,067
300,000	Connecticut State Health & Educational Facility Auth. (Yale - New Haven Hospital) Ser. 06J-1 AMBAC	5.000	07/01/31	326,595
1,570,000	District of Columbia Hospital Rev. (Children’s Hospital Obligation Group) Ser. 08 AGC	5.250	07/15/38	1,641,105
3,000,000	Gwinnett County Georgia Hospital Auth. RAC (Gwinnett Hospital System) Ser. 07D AGM	5.500	07/01/41	3,257,460
2,000,000	Halifax Hospital Medical Center (Florida Hospital) Rev. Ser. 06B-1 AGM	5.500	06/01/38	2,111,340
4,400,000	Hamilton County Ohio Health Care Facilities Rev. (Christ Hospital Project) Ser. 12 AGM	5.000	06/01/42	4,638,656
3,800,000	Harris County Health Facilities Development Corp. Thermal Utility Rev. (TECO Project) Ser. 08 AGC	5.125	11/15/37	4,190,944
1,000,000	Illinois Finance Auth. Rev. (Carle Foundation) Ser. 11A AGM	6.000	08/15/41	1,140,040
1,000,000	Illinois Finance Auth. Rev. (Southern Illinois Healthcare) Ser. 05 AGM	5.250	03/01/30	1,083,280
1,700,000	Indiana Health & Educational Facilities Finance Auth. Rev. (St. Francis) Ref. Ser. 06E AGM	5.250	05/15/41	1,787,414
2,500,000	Iowa Finance Auth. Health Facilities Rev. (Remarketed) Ser. 08A AGC	5.625	08/15/37	2,844,425
6,000,000	Jefferson Parish Louisiana Hospital District No. 1 Hospital Rev. Ref. (West Jefferson Medical Center) Ser. 11A AGM	6.000	01/01/39	6,796,260
1,960,000	Johnston North Carolina Memorial Hospital Auth. Ser. 08 AGM	5.250	10/01/36	2,157,784
485,000	Maryland State Health & Higher Educational Facilities Auth. Rev. Ser. 06A NATL RE	4.750	07/01/36	490,112
6,595,000	Medford Oregon Hospital Facilities Auth. Rev. Ref. (Asanthe Health System) Ser. 10 AGM	5.500	08/15/28	7,448,921
2,000,000	Medical Center Hospital Auth. Georgia RAC (Columbus Regional Healthcare) Ser. 10 AGM	5.000	08/01/41	2,097,060
1,200,000	Medical Center Hospital Auth. Georgia RAC (Columbus Regional Healthcare) Ser. 10 AGM	5.000	08/01/45	1,257,588
10,000,000	New Jersey Health Care Facilities Financing Auth. Rev. (Virtua Health) Ser. 09 AGC	5.500	07/01/38	10,792,700

Schedule of Investments

$500,000	New Jersey Health Care Facilities Financing Auth. Rev. Ref. (Barnabas Health) Ser. 11A	5.625%	07/01/37	$543,930
1,000,000	Ohio State Higher Educational Facilities Community Rev. (Summa Health System 2010 Project) Ser. 10 AGM	5.250	11/15/35	1,067,160
2,500,000	Palm Beach County Florida Health Facilities Auth. Health Facilities Rev. (Bethesda Healthcare System, Inc. Project) Ser. 10A AGM	5.250	07/01/40	2,648,250
15,000	Roanoke Virginia Industrial Development Auth. Hospital Rev. (Unrefunded Carilion Health System-Remarketed) Ser. 05B AGM	5.000	07/01/38	17,920
985,000	Roanoke Virginia Industrial Development Auth. Hospital Rev. Ref. (Carilion Health System-Remarketed) Ser. 05B AGM	5.000	07/01/38	1,054,620
1,000,000	South Carolina Jobs-Economic Development Auth. Hospital Rev. Ref. & Improvement (Anmed Health) Ser. 09B AGC	5.500	02/01/38	1,125,790
4,350,000	South Carolina Jobs-Economic Development Auth. Hospital Rev. Ref. (Palmetto Health) Ser. 11A AGM	6.500	08/01/39	5,005,414
1,000,000	South Fork Municipal Auth. Pennsylvania Hospital Rev. (Conemaugh Valley Memorial Hospital) Ser. 10B AGC	5.375	07/01/35	1,080,520
450,000	University of California Regents Medical Center Pooled Rev. Ser. 07A NATL RE	4.750	05/15/31	465,844
2,050,000	Washington State Health Care Facilities Auth. Rev. (Multicare Health System Remarketed) Ser. 07B AGM	5.500	08/15/38	2,200,347
850,000	Washington State Health Care Facilities Auth. Rev. (Providence Health) Ser. 06E AGM	5.250	10/01/33	956,854

				94,800,363

	Income Tax Revenue— 0.3%
2,000,000	New York City Transitional Finance Auth. Rev. Future Tax Secured Sub-Ser.14A-1	5.000	08/01/35	2,270,260

	Lease Revenue— 3.5%
1,500,000	California State Public Works Board Lease Rev. Ser. 14B	5.000	10/01/39	1,657,875
500,000	Kern County California COP (Capital Improvements Projects) Ser. 09A AGC	5.750	08/01/35	573,685
7,000,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Real Property) Ser. 09B AGC	5.500	04/01/39	8,000,720
2,150,000	Miami-Dade County Florida School Board COP Ser. 08B AGC	5.000	05/01/33	2,326,902
500,000	Miami-Dade County Florida School Board COP Ser. 09A AGC	5.375	02/01/34	537,430
4,000,000	Richmond Joint Powers Financing Auth. Lease Rev. (Civic Center Project) Ser. 09 AGC	5.750	08/01/29	4,607,880
5,000,000	State Public School Building Auth. Pennsylvania School Rev. (Harrisburg School District Project) Ser. 09A AGC	4.750	11/15/29	5,256,250

				22,960,742

	Local Housing Revenue— 0.2%
1,250,000	New Hope Cultural Education Facilities Finance Corp. Texas Student Housing Rev. (A&M University Project) Ser. 14A AGM	5.000	04/01/46	1,330,175

	Miscellaneous Revenue— 5.9%
7,500,000	Arizona State Lottery Rev. Ser. 10A AGM	5.000	07/01/29	8,160,450
2,500,000	Dallas Texas Civic Center Rev. Ref. & Improvement Ser. 09 AGC	5.250	08/15/34	2,691,500
2,000,000	Greater Arizona Development Auth. Infrastructure Rev. Ser. 05B NATL RE	5.000	08/01/35	2,068,820
2,025,000	Indianapolis Indiana Local Public Improvement Bond Bank (Pilot Infrastructure Project) Ser. 10F AGM	5.000	01/01/35	2,219,137
535,000	Indianapolis Indiana Local Public Improvement Bond Bank (Pilot Infrastructure Project) Ser. 10F AGM	5.000	01/01/40	582,390
1,000,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub-Ser 08A-1 AGC	6.000	12/01/33	1,058,150
5,545,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub-Ser 08A-1 AGC	6.000	12/01/38	5,843,432
1,500,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub-Ser 08A-1 AGC	6.000	12/01/42	1,578,615
500,000	New York City Industrial Development Agency Rev. Queens Baseball Stadium (Pilot) Ser. 09 AGC	6.500	01/01/46	581,420
1,000,000	Newark New Jersey Housing Auth. Housing Rev. (South Ward Police Facility) Ser. 09 AGC	6.750	12/01/38	1,168,990
11,535,000	Pittsburg Unified School District Financing Auth. Rev. (District Bond Program) Ser. 11 AGM	5.500	09/01/46	12,927,390

				38,880,294

	Port, Airport & Marina Revenue— 3.5%
3,000,000	Birmingham Alabama Airport Auth. Airport Rev. Ser. 10 AGM	5.250	07/01/30	3,260,760
1,500,000	Birmingham Alabama Airport Auth. Airport Rev. Ser. 10 AGM	5.500	07/01/40	1,631,040
400,000	Chicago Illinois O’Hare International Airport Rev. (Ref-Third Indenture) Ser. 05A NATL RE	5.000	01/01/29	417,504

Schedule of Investments

$2,000,000	City of Cleveland Ohio Airport System Rev. Ref. Ser. 12A AGM	5.000%	01/01/30	$2,171,960
1,000,000	City of Cleveland Ohio Airport System Rev. Ref. Ser. 12A AGM	5.000	01/01/31	1,079,240
1,500,000	Manchester New Hampshire General Airport Rev. Ref. Remarketed Ser. 09A AGM	5.125	01/01/30	1,601,745
7,000,000	Miami-Dade County Florida Aviation Rev. Ser. 10B AGM	5.000	10/01/35	7,555,380
600,000	Philadelphia Pennsylvania Airport Rev. Ser. 10A AGM	5.000	06/15/35	633,510
2,500,000	Port of Seattle Rev. (Intermediate Lien) Ref. Ser. 05A NATL RE	5.000	03/01/35	2,550,400
2,000,000	San Jose California Airport Rev. Ser. 07B AMBAC	5.000	03/01/37	2,066,180

				22,967,719

	Recreational Revenue— 0.5%
3,000,000	New York City Industrial Development Agency Rev. Yankee Stadium (Pilot) Ser. 09 AGC	7.000	03/01/49	3,656,040

	Sales Tax Revenue— 2.7%
5,240,000	Bi-State Development Agency of Missouri-Illinois Metropolitan District Mass Transit Sales Tax (MetroLink Cross County Extension) Ser. 09 AGC	5.000	10/01/35	5,607,009
1,500,000	Central Puget Sound Regional Transportation Auth. Sales & Use Tax Rev. Ser. 07A AGM	5.000	11/01/34	1,651,065
400,000	Dallas Area Rapid Transit (Sr. Lien) Ser. 07 AMBAC	5.000	12/01/32	432,216
1,815,000	Illinois Regional Transportation Auth. Ser. 00 NATL RE	6.500	07/01/30	2,455,060
300,000	Illinois Regional Transportation Auth. Ser. 06A NATL RE	4.500	07/01/35	303,978
3,000,000	Pittsburgh & Allegheny County Pennsylvania Sports & Exhibition Auth. Sales Ref. (Regional Asset District) Ser. 10 AGM	5.000	02/01/31	3,235,740
2,500,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. (First Subordinate Ser.) 10A AGM	5.000	08/01/40	2,311,925
1,000,000	San Francisco California Bay Area Rapid Transit District Sales Tax Rev. Ref. Ser. 05A NATL RE	5.000	07/01/30	1,031,790
1,000,000	Santa Clara Valley California Transportation Auth. Sales Tax Rev. (Ref-Measure A) Ser. 07A AMBAC	5.000	04/01/36	1,090,730

				18,119,513

	Sewer Revenue— 7.3%
24,375,000	Chicago Illinois Wastewater Transmission Rev. (Second Lien) Ser. 12 AGM	5.000	01/01/37	25,965,469
2,500,000	Chicago Illinois Wastewater Transmission Rev. Ser. 08A BHAC	5.500	01/01/38	2,767,875
2,000,000	Detroit Michigan Sewage Disposal Rev. (Second Lien-Remarketed) Ser. 06A BHAC	5.500	07/01/36	2,066,580
2,250,000	Detroit Michigan Sewage Disposal Rev. (Senior Lien-Remarketed) Ser. 03B AGM	7.500	07/01/33	2,464,897
5,000,000	Detroit Michigan Water & Sewerage Department Sewerage Disposal System Rev. Ref. (Senior Lien-Remarketed) Ser. 12A AGM	5.000	07/01/39	4,940,100
500,000	Fresno California Sewer Rev. Ser. 08A AGC	5.000	09/01/37	548,310
3,000,000	King County Washington Sewer Rev. Ser. 07 AGM	5.000	01/01/42	3,256,920
35,000	Los Angeles California Wastewater System Rev. (Prerefunded 2013) Ser. 05A NATL RE	4.750	06/01/35	36,348
385,000	Los Angeles California Wastewater System Rev. (Prerefunded) Ser. 05A NATL RE	4.750	06/01/35	399,826
80,000	Los Angeles California Wastewater System Rev. (Unrefunded 2013) Ser. 05A NATL RE	4.750	06/01/35	82,293
3,905,000	Sacramento County California Sanitation District Financing Auth. Rev. (Prerefunded) Ser.06 NATL RE	5.000	12/01/36	4,243,407
1,095,000	Sacramento County California Sanitation District Financing Auth. Rev. (Unrefunded) Ser.06 NATL RE	5.000	12/01/36	1,156,353

				47,928,378

	Special Assessment— 0.7%
4,000,000	Sacramento California Area Flood Control Agency Consolidated Capital Assessment District Ser. 08 BHAC	5.625	10/01/37	4,514,800

	Student Loan Revenue— 0.5%
2,765,000	Maine Educational Loan Auth. Student Loan Rev. Ser. 09A-3 Class A AGC	5.875	12/01/39	3,038,403

	Tax Increment Revenue— 4.5%
17,000,000	Inland Valley California Development Successor Agency Tax Allocation Ref. Ser.14A AGM	5.000	09/01/44	18,306,620
1,000,000	Park Creek Metropolitan District Colorado Rev. (Senior Limited Property Tax) Ser. 11A AGM	6.125	12/01/41	1,119,870
3,930,000	Westminster California Redevelopment Agency Tax Allocation Rev. Subordinate (Commercial Redevelopment Project No. 1) Ser. 09 AGC	6.250	11/01/39	4,486,449

Schedule of Investments

$5,000,000	Westminster California Redevelopment Agency Tax Allocation Rev. Subordinate (Commercial Redevelopment Project No. 1) Ser. 09 AGC	5.750%	11/01/45	$5,480,950

				29,393,889

	Transit Revenue— 5.9%
6,500,000	Metropolitan Transportation Auth. New York Rev. Ser. 12E AGM	5.000	11/15/42	7,028,190
13,190,000	Metropolitan Transportation Auth. New York Rev. Ser. 13A-1	5.000	11/15/40	14,275,405
400,000	New Jersey State Transportation Trust Fund Auth. (Transit System) Ser. 07A AMBAC	5.000	12/15/32	441,832
15,000,000	New Jersey State Transportation Trust Fund Auth. (Transit System) Ser. 08A AGC	5.500	12/15/38	17,187,600

				38,933,027

	Water Revenue— 16.0%
9,500,000	Atlanta Georgia Water & Wastewater Rev. Ser. 09-B AGM	5.250	11/01/34	10,364,215
1,000,000	Birmingham Alabama Waterworks & Sewer Board Rev. Ser. 09A AGC	5.250	01/01/39	1,117,180
2,160,000	Bucks County Pennsylvania Water & Sewer Auth. System Rev. Ser. 11 AGM	5.000	12/01/41	2,358,375
2,250,000	Chicago Illinois Waterworks Rev. Ref. (Second Lien) Ser. 08 AGM	5.250	11/01/33	2,389,050
200,000	City of Cape Coral Florida Water & Sewer Rev. Ref. Ser. 11 AGM	5.000	10/01/41	213,952
2,000,000	Detroit Michigan Water Supply System Rev. (Second Lien-Remarketed) Ser. 06B AGM	6.250	07/01/36	2,046,040
5,425,000	Detroit Michigan Water Supply System Rev. (Second Lien-Remarketed) Ser. 06B AGM	7.000	07/01/36	5,839,904
1,500,000	Detroit Water Supply System Rev. (Second Lien) Ref. Ser. 06C AGM	5.000	07/01/29	1,501,695
700,000	East Bay California Municipal Utility District Water System Rev. (Prerefunded) Sub-Ser. 05A NATL RE	5.000	06/01/35	728,350
300,000	East Bay California Municipal Utility District Water System Rev. (Unrefunded) Sub-Ser. 05A NATL RE	5.000	06/01/35	309,396
3,000,000	El Dorado California Irrigation District Rev. Ref. Ser. 14A AGM	5.000	03/01/34	3,339,060
3,500,000	El Dorado California Irrigation District Rev. Ref. Ser. 14A AGM	5.250	03/01/39	3,978,135
1,500,000	Florida Municipal Loan Council Ser. 11D AGM	5.500	10/01/41	1,652,160
3,570,000	Houston Texas Utility System Rev. Ref. (Combined-First Lien) Ser. 09A AGC	6.000	11/15/35	4,195,857
6,535,000	Indianapolis Indiana Local Public Improvement (Waterworks Project) Ser. 09A AGC	5.500	01/01/38	7,269,403
1,000,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGM	5.000	10/01/27	1,138,030
20,000,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGM	5.000	10/01/29	22,432,000
1,500,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGM	4.625	10/01/30	1,591,530
1,000,000	New York City Municipal Water Finance Auth. Water & Sewer System Rev. (Second General Resolution) Ser. 08DD	6.000	06/15/40	1,157,450
11,180,000	New York City Municipal Water Finance Auth. Water & Sewer System Rev. Ser. 14CC-1	5.000	06/15/47	12,260,882
5,000,000	North Fort Bend Texas Water Auth. (Water System) Rev. Ser. 09 AGC	5.250	12/15/34	5,462,050
2,500,000	North Fort Bend Texas Water Auth. (Water System) Rev. Ser. 11 AGM	5.000	12/15/36	2,688,700
2,000,000	North Sumter County Florida Utility Dependent District Utility Rev. Ser. 10 AGM	5.375	10/01/40	2,132,540
875,000	Philadelphia Pennsylvania Water & Wastewater Rev. Ser. 10C AGM	5.000	08/01/40	936,924
3,000,000	Port St. Lucie Florida Utility Rev. Ref. System Ser. 09 AGC	5.000	09/01/35	3,327,630
4,050,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth. Rev. (Senior Lien) Ser. 08A AGC	5.125	07/01/47	3,699,918
1,000,000	San Jacinto Texas River Auth. Special Project Rev. (GRP Project) Ser. 11 AGM	5.000	10/01/37	1,052,170

				105,182,596

	Total Municipal Bonds (Cost $559,165,865)			595,367,020

	Warrants— 4.1%
	Ad Valorem Property Tax— 3.3%
20,000,000	City of Jasper Alabama Ser. 14 BAM	5.000	03/01/44	21,786,200

	Sewer Revenue— 0.8%
5,000,000	Jefferson County Alabama Sewer Rev. (Senior Lien) Ser. 13A AGM	5.500	10/01/53	5,414,200

	Total Warrants (Cost $26,631,994)			27,200,400

	Total Investments (Cost $585,797,859)(b)(c)— 94.5%			622,567,420
	Other assets less liabilities—5.5%			36,239,244

	Net Assets—100.0%			$658,806,664

Schedule of Investments

Investment Abbreviations:

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - American Municipal Bond Assurance Corp.

Auth. - Authority

BAM - Build America Mutual

BHAC - Berkshire Hathaway Assurance Corp.

COP - Certificate of Participation

NATL RE - National Public Finance Guarantee Corp.

RAC - Revenue Anticipation Certificates

Ref. - Refunding Bonds

Rev. - Revenue

Ser. - Series

Notes to Schedule of Investments:

(a)	Effective July 8, 2014, the Fund’s name, investment objective, investment policy, investment strategies and underlying index changed. The Fund’s name changed from PowerShares Insured National Municipal Bond Portfolio to PowerShares National AMT-Free Municipal Bond Portfolio, and the underlying index changed from BofA Merrill Lynch National Insured Long-Term Core Plus Municipal Securities Index to BofA Merrill Lynch National Long-Term Core Plus Municipal Securities Index.
(b)	This table, as of July 31, 2014, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	52.7%
Assured Guaranty Corp.	30.0

(c)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized appreciation was $36,769,561, which consisted of aggregate gross unrealized appreciation of $40,147,470 and aggregate gross unrealized depreciation of $3,377,909.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares New York AMT-Free Municipal Bond Portfolio (PZT)(a)

July 31, 2014

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds — 94.4%
	Ad Valorem Property Tax — 5.8%
$1,000,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.250%	07/01/30	$990,070
790,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.000	07/01/31	759,435
1,000,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 12A AGM	5.000	07/01/35	931,220

				2,680,725

	College Revenue — 11.1%
1,500,000	New York State Dormitory Auth. Rev. (New York University) Ser. 01 AMBAC	5.500	07/01/40	1,888,035
2,500,000	New York State Dormitory Auth. Rev. (The New School) Ser. 10 AGM	5.500	07/01/43	2,732,225
500,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt (Fordham University) Ser. 08B AGC	5.000	07/01/38	544,575

				5,164,835

	Electric Power Revenue — 19.0%
1,000,000	Guam Power Auth. Rev. Ser. 12A AGM	5.000	10/01/30	1,109,080
6,500,000	Long Island Power Auth. New York Electric Systems Rev. General Ser. 08A BHAC	5.500	05/01/33	7,501,975
185,000	New York State Power Auth. Rev. Ser. 07A NATL RE	4.500	11/15/47	189,621

				8,800,676

	Highway Tolls Revenue — 7.6%
1,000,000	New York State Thruway Auth. General Rev. Ser. 05G AGM	5.000	01/01/32	1,037,960
600,000	New York State Thruway Auth. General Rev. Ser. 07H NATL RE	5.000	01/01/37	654,168
2,000,000	Puerto Rico Commonwealth Highway & Transportation Auth. Rev. Ref. Ser. 07CC AGM	5.250	07/01/32	1,851,040

				3,543,168

	Hospital Revenue — 3.7%
555,000	New York State Dormitory Auth. Rev. Special Treatment Supported Debt (Prerefunded Mental Health Services Facilities Improvement) Ser. 05B AMBAC	5.000	02/15/30	569,569
45,000	New York State Dormitory Auth. Rev. Special Treatment Supported Debt (Unrefunded Mental Health Services Facilities Improvement) Ser. 05B AMBAC	5.000	02/15/30	45,967
1,000,000	New York State Dormitory Auth. Rev. Special Treatment Supported Debt (Unrefunded Mental Health Services Facilities Improvement) Ser. 08A AGM	5.000	02/15/38	1,088,400

				1,703,936

	Income Tax Revenue — 1.1%
500,000	New York State Urban Development Corp. Rev. (State Personal Income Tax) Ser. 07C NATL RE	4.500	03/15/37	519,355

	Industrial Revenue — 3.1%
1,275,000	New York State Liberty Development Corp. Liberty Rev. Ref. (7 World Trade Center) Ser.12	5.000	09/15/29	1,455,476

	Miscellaneous Revenue — 9.9%
2,500,000	New York City Industrial Development Agency Rev. Queens Baseball Stadium (Pilot) Ser. 09 AGC	6.500	01/01/46	2,907,100
1,000,000	New York City Transitional Finance Auth. Building Aid Rev. (Fiscal 2007) Ser. 06S-1 NATL RE	5.000	07/15/36	1,081,050
600,000	New York City Transitional Finance Auth. Building Aid Rev. Ser. 07S-2 NATL RE	4.250	01/15/34	610,140

				4,598,290

	Port, Airport & Marina Revenue — 4.8%
1,000,000	Port Auth. of New York & New Jersey (Consolidated-One Hundred Forty-Eighth) Ser. 07 AGM	5.000	08/15/33	1,103,290
1,000,000	Port Auth. of New York & New Jersey (Consolidated-One Hundred Forty-Eighth) Ser. 07 AGM	5.000	08/15/37	1,102,030

				2,205,320

	Recreational Revenue — 5.3%
2,000,000	New York City Industrial Development Agency Rev. Yankee Stadium (Pilot) Ser. 09 AGC	7.000	03/01/49	2,437,360

Schedule of Investments

	Sales Tax Revenue — 8.7%
$400,000	Puerto Rico Commonwealth Highway & Transportation Auth. Rev. Ref. Ser. 07N FGIC	5.250%	07/01/39	$234,124
790,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. (First Subordinate Ser.) 10A AGM	5.000	08/01/40	730,568
1,435,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. (First Subordinate Ser.) 10C AGM	5.125	08/01/42	1,348,843
1,690,000	Sales Tax Asset Receivables Corp. Ser. 04A AMBAC	5.000	10/15/32	1,705,278

				4,018,813

	Sewer Revenue — 4.6%
2,000,000	New York City Municipal Finance Auth. Water & Sewer System Rev. Ser. 07AA NATL RE	4.750	06/15/33	2,146,420

	Transit Revenue — 4.8%
600,000	Metropolitan Transportation Auth. Rev. Ser. 07A NATL RE	4.750	11/15/37	617,154
1,500,000	Metropolitan Transportation Auth. Rev. Ser. 11A AGM	5.000	11/15/36	1,617,045

				2,234,199

	Water Revenue — 4.9%
2,500,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth. Rev. (Senior Lien) Ser. 08A AGC	5.125	07/01/47	2,283,900

	Total Investments (Cost $42,627,887)(b)(c)—94.4%			43,792,473
	Other assets less liabilities—5.6%			2,603,812

	Net Assets—100.0%			$46,396,285

Investment Abbreviations:

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - American Municipal Bond Assurance Corp.

Auth. - Authority

BHAC - Berkshire Hathaway Assurance Corp.

FGIC - Financial Guaranty Insurance Co.

NATL RE - National Public Finance Guarantee Corp.

Ref. - Refunding Bonds

Rev. - Revenue

Ser. - Series

Notes to Schedule of Investments:

(a)	Effective July 8, 2014, the Fund’s name, investment objective, investment policy, investment strategies and underlying index changed. The Fund’s name changed from PowerShares Insured New York Municipal Bond Portfolio to PowerShares New York AMT-Free Municipal Bond Portfolio, and the underlying index changed from BofA Merrill Lynch New York Insured Long-Term Core Plus Municipal Securities Index to BofA Merrill Lynch New York Long-Term Core Plus Municipal Securities Index.

(b)	This table, as of July 31, 2014, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	37.5%
Assured Guaranty Corp.	18.7
Berkshire Hathaway Assurance Corp.	17.1
National Public Finance Guarantee Corp.	13.3
American Municipal Bond Assurance Corp.	9.6

(c)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized appreciation was $1,164,586, which consisted of aggregate gross unrealized appreciation of $2,385,906 and aggregate gross unrealized depreciation of $1,221,320.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares International Corporate Bond Portfolio (PICB)

July 31, 2014

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds — 98.2%
		Australia— 4.4%
EUR	150,000	Australia & New Zealand Banking Group Ltd., EMTN	3.750%	03/10/17	$217,602
EUR	1,000,000	BHP Billiton Finance Ltd., EMTN	2.125	11/29/18	1,414,768
EUR	500,000	BHP Billiton Finance Ltd., EMTN	2.250	09/25/20	712,954
GBP	350,000	BHP Billiton Finance Ltd., EMTN	3.250	09/25/24	570,874
AUD	500,000	BHP Billiton Finance Ltd., MTN	3.750	10/18/17	469,873
EUR	200,000	Commonwealth Bank of Australia, EMTN	4.250	11/10/16	290,296
EUR	400,000	Commonwealth Bank of Australia, EMTN	5.500	08/06/19	635,850
EUR	350,000	Commonwealth Bank of Australia, EMTN	4.375	02/25/20	553,347
AUD	1,050,000	National Australia Bank Ltd., DIP	6.000	02/15/17	1,039,907
EUR	500,000	National Australia Bank Ltd., EMTN	4.625	02/10/20	772,406
EUR	250,000	National Australia Bank Ltd., EMTN	2.750	08/08/22	366,983
EUR	350,000	National Australia Bank Ltd., GMTN	4.000	07/13/20	546,836
EUR	250,000	National Australia Bank Ltd., GMTN	2.000	11/12/20	351,080
GBP	200,000	QBE Insurance Group Ltd., EMTN(b)	6.125	09/28/15	354,140
EUR	300,000	Telstra Corp. Ltd., EMTN	3.500	09/21/22	458,603
EUR	300,000	Telstra Corp. Ltd., EMTN	2.500	09/15/23	426,773
EUR	500,000	Westpac Banking Corp., EMTN	4.125	05/25/18	755,214
GBP	150,000	Westpac Banking Corp., EMTN	5.000	10/21/19	281,001
AUD	1,000,000	Westpac Banking Corp., MTN	7.250	11/18/16	1,011,376

					11,229,883

		Belgium— 0.9%
GBP	300,000	Anheuser-Busch InBev NV, EMTN	6.500	06/23/17	570,698
GBP	250,000	Anheuser-Busch InBev NV, EMTN	9.750	07/30/24	633,769
GBP	500,000	Anheuser-Busch InBev NV, EMTN	4.000	09/24/25	860,326
EUR	200,000	KBC Internationale Financieringsmaatschappij NV, EMTN	4.500	03/27/17	294,636

					2,359,429

		Canada— 14.6%
CAD	400,000	Bank of Montreal, DPNT	3.490	06/10/16	379,733
CAD	550,000	Bank of Montreal, DPNT	2.960	08/02/16	517,737
CAD	550,000	Bank of Montreal, DPNT	2.390	07/12/17	512,897
CAD	1,100,000	Bank of Montreal, DPNT	2.240	12/11/17	1,020,510
CAD	700,000	Bank of Montreal, DPNT	6.020	05/02/18	733,565
CAD	1,000,000	Bank of Montreal, DPNT	3.210	09/13/18	955,725
CAD	900,000	Bank of Montreal, DPNT	2.840	06/04/20	841,899
CAD	900,000	Bank of Montreal, DPNT	3.400	04/23/21	862,153
CAD	325,000	Bank of Nova Scotia	3.610	02/22/16	307,786
CAD	1,000,000	Bank of Nova Scotia	1.800	05/09/16	920,801
CAD	900,000	Bank of Nova Scotia	2.242	03/22/18	832,978
CAD	850,000	Bank of Nova Scotia, DPNT	2.740	12/01/16	797,953
CAD	950,000	Bank of Nova Scotia, DPNT	2.598	02/27/17	890,093
CAD	450,000	Bank of Nova Scotia, DPNT	4.100	06/08/17	439,017
CAD	1,200,000	Bank of Nova Scotia, DPNT	2.370	01/11/18	1,117,362
CAD	900,000	Bank of Nova Scotia, DPNT	2.462	03/14/19	832,929
CAD	500,000	Bank of Nova Scotia, DPNT	3.270	01/11/21	477,422
CAD	500,000	Bank of Nova Scotia, DPNT	2.873	06/04/21	463,574
CAD	275,000	Bell Canada	3.600	12/02/15	259,050
CAD	550,000	Bell Canada	3.350	06/18/19	524,229
CAD	575,000	Bell Canada, MTN	4.400	03/16/18	568,123
CAD	750,000	Bell Canada, MTN	3.250	06/17/20	707,679
CAD	500,000	Bell Canada, Series M-26	3.350	03/22/23	456,221
CAD	1,000,000	Caisse Centrale Desjardins, MTN	2.795	11/19/18	937,234
CAD	850,000	Canadian Imperial Bank of Commerce/Canada	2.650	11/08/16	796,118
CAD	500,000	Canadian Imperial Bank of Commerce/Canada, DPNT	1.750	06/01/16	460,194
CAD	850,000	Canadian Imperial Bank of Commerce/Canada, DPNT	3.950	07/14/17	827,919
CAD	1,150,000	Canadian Imperial Bank of Commerce/Canada, DPNT	2.350	10/18/17	1,070,192
CAD	500,000	Canadian Imperial Bank of Commerce/Canada, DPNT	2.350	06/24/19	459,303
CAD	600,000	CDP Financial, Inc.	4.600	07/15/20	619,549
CAD	450,000	Rogers Communications, Inc.	5.800	05/26/16	441,968
CAD	625,000	Rogers Communications, Inc.	5.340	03/22/21	649,790

Schedule of Investments

CAD	700,000	Royal Bank of Canada, DPNT	2.680%	12/08/16	$656,225
CAD	700,000	Royal Bank of Canada, DPNT	3.660	01/25/17	671,772
CAD	1,300,000	Royal Bank of Canada, DPNT	2.364	09/21/17	1,209,210
CAD	1,200,000	Royal Bank of Canada, DPNT	2.260	03/12/18	1,109,932
CAD	1,000,000	Royal Bank of Canada, DPNT	2.820	07/12/18	941,166
CAD	1,000,000	Royal Bank of Canada, DPNT	2.890	10/11/18	943,591
CAD	1,150,000	Royal Bank of Canada, DPNT	2.770	12/11/18	1,079,235
CAD	1,000,000	Royal Bank of Canada, DPNT	2.980	05/07/19	945,979
CAD	900,000	Royal Bank of Canada, DPNT	2.860	03/04/21	837,178
CAD	1,000,000	Royal Bank of Canada, MTN	3.030	07/26/16	942,544
CAD	950,000	Shaw Communications, Inc.	5.650	10/01/19	991,407
CAD	450,000	Shaw Communications, Inc.	6.750	11/09/39	501,620
CAD	500,000	TELUS Corp., Series CG	5.050	12/04/19	513,342
CAD	500,000	TELUS Corp., Series CH	5.050	07/23/20	515,689
CAD	450,000	Toronto-Dominion Bank (The), DPNT	2.948	08/02/16	423,504
CAD	1,100,000	Toronto-Dominion Bank (The), DPNT	2.433	08/15/17	1,026,017
CAD	1,500,000	Toronto-Dominion Bank (The), DPNT	2.171	04/02/18	1,383,737
CAD	900,000	Toronto-Dominion Bank (The), DPNT	2.447	04/02/19	832,441

					37,206,292

		Denmark— 0.8%
EUR	250,000	Carlsberg Breweries A/S, EMTN	3.375	10/13/17	361,800
EUR	150,000	Danske Bank A/S, EMTN	3.875	05/18/16	212,754
GBP	250,000	DONG Energy A/S, EMTN	4.875	01/12/32	447,329
NOK	5,000,000	Nykredit Bank A/S, EMTN	5.000	08/21/18	845,336
GBP	150,000	TDC A/S, MTN(b)	5.625	02/23/23	285,086

					2,152,305

		Finland— 0.3%
EUR	500,000	Fortum OYJ, EMTN	2.250	09/06/22	695,208

		France— 16.6%
EUR	350,000	Areva SA, EMTN	3.875	09/23/16	497,337
EUR	300,000	Autoroutes du Sud de la France SA, EMTN	5.625	07/04/22	517,142
EUR	200,000	Banque Federative du Credit Mutuel SA, EMTN	2.000	09/19/19	278,549
EUR	500,000	Banque Federative du Credit Mutuel SA, EMTN	4.125	07/20/20	778,293
EUR	200,000	Banque Federative du Credit Mutuel SA, EMTN	4.000	10/22/20	301,050
EUR	500,000	Banque Federative du Credit Mutuel SA, EMTN	2.625	02/24/21	719,455
EUR	500,000	Banque Federative du Credit Mutuel SA, EMTN	2.625	03/18/24	703,641
EUR	200,000	BNP Paribas Fortis SA, EMTN	5.757	10/04/17	304,522
EUR	500,000	BNP Paribas SA, EMTN	5.431	09/07/17	754,180
EUR	300,000	BNP Paribas SA, EMTN	2.000	01/28/19	418,419
EUR	550,000	BNP Paribas SA, EMTN	2.500	08/23/19	785,909
EUR	700,000	BNP Paribas SA, EMTN	3.750	11/25/20	1,074,704
EUR	1,000,000	BNP Paribas SA, EMTN	2.250	01/13/21	1,408,616
EUR	300,000	BNP Paribas SA, EMTN	2.875	10/24/22	435,951
EUR	250,000	BNP Paribas SA, EMTN	2.875	09/26/23	363,629
EUR	150,000	Bouygues SA	3.641	10/29/19	225,372
EUR	100,000	Bouygues SA	4.250	07/22/20	155,729
EUR	500,000	BPCE SA	4.625	07/18/23	761,784
GBP	100,000	BPCE SA	5.250	04/16/29	171,082
EUR	250,000	BPCE SA, EMTN	3.750	07/21/17	363,964
EUR	500,000	BPCE SA, EMTN	2.125	03/17/21	696,790
EUR	500,000	BPCE SA, EMTN	4.500	02/10/22	805,245
EUR	400,000	Carrefour SA, EMTN	1.750	05/22/19	553,846
EUR	200,000	Carrefour SA, EMTN	4.000	04/09/20	308,628
EUR	100,000	Carrefour SA, EMTN	3.875	04/25/21	155,196
EUR	300,000	Casino Guichard Perrachon SA, EMTN	3.157	08/06/19	438,092
EUR	150,000	Cie de St-Gobain, EMTN	3.500	09/30/15	207,644
EUR	200,000	Cie de St-Gobain, EMTN	4.750	04/11/17	296,668
EUR	150,000	Cie Financiere et Industrielle des Autoroutes SA(b)	5.000	05/24/21	246,845
EUR	350,000	Credit Agricole SA, EMTN	5.971	02/01/18	541,078
EUR	150,000	Credit Agricole SA, EMTN	5.875	06/11/19	239,862
EUR	600,000	Credit Agricole SA, EMTN	3.900	04/19/21	895,625
EUR	500,000	Credit Agricole SA/London, EMTN	3.875	02/13/19	756,085
EUR	500,000	Credit Agricole SA/London, EMTN	2.375	11/27/20	709,118
EUR	500,000	Credit Agricole SA/London, EMTN	5.125	04/18/23	852,559
EUR	300,000	Credit Agricole SA/London, EMTN	3.125	07/17/23	442,594
EUR	100,000	Credit Mutuel Arkea SA, EMTN	5.000	06/28/17	151,037
EUR	200,000	Danone SA, EMTN	2.250	11/15/21	283,878
EUR	300,000	Electricite de France SA, EMTN	6.250	01/25/21	522,657
EUR	300,000	Electricite de France SA, EMTN	2.250	04/27/21	424,991
EUR	300,000	Electricite de France SA, EMTN	3.875	01/18/22	468,150
EUR	600,000	Electricite de France SA, EMTN	2.750	03/10/23	869,111

Schedule of Investments

EUR	1,000,000	Electricite de France SA, EMTN	4.625%	09/11/24	$1,657,079
EUR	400,000	Electricite de France SA, EMTN	4.125	03/25/27	640,950
GBP	350,000	Electricite de France SA, EMTN	6.250	05/30/28	717,935
GBP	200,000	Electricite de France SA, EMTN	5.875	07/18/31	399,784
GBP	1,100,000	Electricite de France SA, EMTN	6.125	06/02/34	2,246,833
GBP	200,000	Electricite de France SA, EMTN	5.500	10/17/41	382,777
EUR	300,000	GDF Suez, EMTN	1.375	05/19/20	407,765
GBP	300,000	GDF Suez, EMTN	6.125	02/11/21	598,720
EUR	1,000,000	GDF Suez, EMTN	3.500	10/18/22	1,537,762
EUR	250,000	GDF Suez, EMTN	3.000	02/01/23	370,750
EUR	300,000	GDF Suez, EMTN	2.375	05/19/26	409,957
EUR	100,000	GIE GDF SUEZ Alliance, EMTN	5.750	06/24/23	179,330
EUR	300,000	La Poste SA, EMTN	4.250	11/08/21	485,554
GBP	850,000	Orange SA, EMTN	5.000	05/12/16	1,514,364
EUR	1,050,000	Orange SA, EMTN	3.875	04/09/20	1,601,192
EUR	150,000	Orange SA, EMTN	3.875	01/14/21	230,669
EUR	400,000	Orange SA, EMTN	3.000	06/15/22	586,684
EUR	200,000	Pernod Ricard SA	5.000	03/15/17	296,973
EUR	200,000	Sanofi, EMTN	1.875	09/04/20	280,063
EUR	100,000	Societe des Autoroutes Paris-Rhin-Rhone, EMTN	5.000	01/12/17	147,407
EUR	200,000	Societe Generale SA, EMTN	4.000	04/20/16	283,326
EUR	150,000	Societe Generale SA, EMTN	3.125	09/21/17	216,064
GBP	300,000	Societe Generale SA, EMTN	5.400	01/30/18	546,898
EUR	300,000	Societe Generale SA, EMTN	2.250	01/23/20	424,860
EUR	300,000	Societe Generale SA, EMTN	4.750	03/02/21	486,573
EUR	300,000	Societe Generale SA, EMTN	4.250	07/13/22	490,202
EUR	300,000	Societe Nationale des Chemins de Fer Francais, EMTN	4.125	02/19/25	497,137
GBP	500,000	Societe Nationale des Chemins de Fer Francais, EMTN	5.375	03/18/27	978,434
GBP	250,000	Total Capital SA, EMTN	3.875	12/14/18	451,861
EUR	250,000	Total Capital SA, EMTN	4.875	01/28/19	398,021
EUR	100,000	Vinci SA, EMTN	4.125	02/20/17	145,606
EUR	500,000	Vivendi SA, EMTN	4.750	07/13/21	804,095

					42,300,652

		Germany— 8.2%
EUR	250,000	Allianz Finance II BV, EMTN	4.750	07/22/19	397,098
EUR	500,000	Allianz Finance II BV, EMTN	3.500	02/14/22	765,929
GBP	500,000	Allianz Finance II BV, Series 62	4.500	03/13/43	887,775
EUR	250,000	BASF SE, Series 10Y	2.000	12/05/22	349,939
EUR	400,000	BMW Finance NV, EMTN	3.625	01/29/18	590,546
GBP	250,000	BMW Finance NV, EMTN	3.375	12/14/18	439,000
EUR	450,000	BMW Finance NV, EMTN	3.250	01/14/19	666,014
EUR	300,000	BMW US Capital LLC, EMTN	1.000	07/18/17	406,288
EUR	150,000	Commerzbank AG, EMTN	3.875	03/22/17	217,250
EUR	500,000	Commerzbank AG, EMTN	4.000	09/16/20	773,129
NOK	2,700,000	Daimler International Finance BV, EMTN	3.625	01/20/16	440,395
GBP	450,000	Daimler International Finance BV, EMTN	3.500	06/06/19	790,253
EUR	300,000	Deutsche Bahn Finance BV, EMTN	4.875	03/12/19	477,766
EUR	150,000	Deutsche Bank AG, EMTN	5.125	08/31/17	227,735
EUR	350,000	Deutsche Bank AG, EMTN	5.000	06/24/20	539,527
EUR	300,000	Deutsche Bank AG, EMTN	2.375	01/11/23	420,846
EUR	400,000	Deutsche Telekom International Finance BV, EMTN	2.125	01/18/21	567,074
GBP	100,000	Deutsche Telekom International Finance BV, EMTN	6.500	04/08/22	202,857
EUR	500,000	Deutsche Telekom International Finance BV, EMTN	4.250	07/13/22	800,749
GBP	500,000	E.ON International Finance BV, EMTN	6.000	10/30/19	972,669
EUR	1,100,000	E.ON International Finance BV, EMTN	5.750	05/07/20	1,847,081
NOK	2,000,000	Linde AG, EMTN	2.750	09/28/17	327,911
EUR	300,000	Merck Financial Services GmbH, EMTN	4.500	03/24/20	475,122
EUR	600,000	RWE Finance BV, EMTN	6.625	01/31/19	1,002,738
GBP	400,000	RWE Finance BV, EMTN	6.250	06/03/30	808,548
GBP	800,000	RWE Finance BV, EMTN	4.750	01/31/34	1,373,946
EUR	90,000	Siemens Financieringsmaatschappij NV, EMTN	5.125	02/20/17	134,629
EUR	250,000	Siemens Financieringsmaatschappij NV, EMTN	5.625	06/11/18	397,328
EUR	300,000	Siemens Financieringsmaatschappij NV, EMTN	1.750	03/12/21	417,757
EUR	100,000	Siemens Financieringsmaatschappij NV, EMTN	2.875	03/10/28	145,746
GBP	500,000	Siemens Financieringsmaatschappij NV, EMTN	3.750	09/10/42	789,718
EUR	150,000	Volkswagen International Finance NV, EMTN	1.875	05/15/17	208,106
EUR	450,000	Volkswagen International Finance NV, EMTN	3.250	01/21/19	663,902
EUR	400,000	Volkswagen International Finance NV, EMTN	2.000	03/26/21	559,459
EUR	600,000	Volkswagen Leasing GmbH, EMTN	2.375	09/06/22	845,717

					20,930,547

Schedule of Investments

		Hong Kong— 0.2%
EUR	250,000	Hutchison Whampoa Europe Finance 12 Ltd., EMTN	2.500%	06/06/17	$350,767
EUR	150,000	Hutchison Whampoa Finance 09 Ltd.	4.750	11/14/16	218,843

					569,610

		Italy— 8.6%
EUR	250,000	Assicurazioni Generali SpA, EMTN	2.875	01/14/20	356,563
EUR	300,000	Assicurazioni Generali SpA, EMTN	5.125	09/16/24	486,480
EUR	300,000	Assicurazioni Generali SpA, EMTN	4.125	05/04/26	417,155
EUR	250,000	Atlantia SpA	3.625	11/30/18	369,033
EUR	500,000	Atlantia SpA, EMTN	3.375	09/18/17	722,099
EUR	200,000	Atlantia SpA, EMTN	4.500	02/08/19	307,399
GBP	300,000	Atlantia SpA, EMTN	6.250	06/09/22	596,918
EUR	100,000	Enel Finance International NV, EMTN	4.125	07/12/17	146,605
EUR	550,000	Enel Finance International NV, EMTN	4.875	03/11/20	871,468
EUR	250,000	Enel Finance International NV, EMTN	5.000	09/14/22	409,607
EUR	200,000	Enel Finance International NV, EMTN	4.875	04/17/23	325,727
GBP	1,000,000	Enel Finance International NV, EMTN	5.625	08/14/24	1,885,761
EUR	750,000	Enel Finance International NV, GMTN	5.750	10/24/18	1,196,659
EUR	200,000	Enel SpA	4.875	02/20/18	303,029
GBP	650,000	Enel SpA, EMTN	6.250	06/20/19	1,254,233
GBP	300,000	Enel SpA, EMTN	5.750	06/22/37	554,842
EUR	400,000	Eni SpA	4.125	09/16/19	615,437
EUR	400,000	Eni SpA, EMTN	4.250	02/03/20	621,983
EUR	150,000	Eni SpA, EMTN	4.000	06/29/20	231,800
EUR	300,000	Eni SpA, EMTN	3.250	07/10/23	447,464
EUR	300,000	Eni SpA, EMTN	3.750	09/12/25	462,182
EUR	200,000	Eni SpA, EMTN	3.625	01/29/29	300,768
EUR	400,000	Intesa Sanpaolo SpA, EMTN	4.125	01/14/16	560,190
EUR	300,000	Intesa Sanpaolo SpA, EMTN	4.125	09/19/16	428,002
EUR	300,000	Intesa Sanpaolo SpA, EMTN	5.000	02/28/17	442,937
EUR	550,000	Intesa Sanpaolo SpA, EMTN	3.000	01/28/19	784,342
EUR	400,000	Intesa Sanpaolo SpA, EMTN	4.375	10/15/19	608,181
EUR	250,000	Intesa Sanpaolo SpA, EMTN	4.000	10/30/23	379,509
EUR	200,000	Intesa Sanpaolo SpA, GMTN	4.000	11/08/18	297,155
EUR	100,000	Snam SpA, EMTN	3.875	03/19/18	147,594
EUR	200,000	Snam SpA, EMTN	5.000	01/18/19	311,990
EUR	300,000	Snam SpA, EMTN	3.500	02/13/20	445,426
EUR	400,000	Snam SpA, EMTN	5.250	09/19/22	669,890
GBP	500,000	Telecom Italia SpA, EMTN	7.375	12/15/17	943,617
EUR	200,000	Telecom Italia SpA, EMTN	5.250	02/10/22	294,904
EUR	250,000	Terna Rete Elettrica Nazionale SpA, EMTN	4.125	02/17/17	363,458
EUR	100,000	Terna Rete Elettrica Nazionale SpA, EMTN	4.750	03/15/21	161,326
EUR	300,000	UniCredit SpA, EMTN	4.875	03/07/17	439,737
EUR	300,000	UniCredit SpA, EMTN	3.375	01/11/18	429,783
EUR	400,000	UniCredit SpA, EMTN	3.625	01/24/19	584,257
EUR	300,000	UniCredit SpA, EMTN	3.250	01/14/21	430,367
EUR	300,000	Unione Di Banche Italiane SCpA, EMTN	2.875	02/18/19	421,289

					22,027,166

		Japan— 0.8%
JPY	30,000,000	Development Bank of Japan, Inc.	1.050	06/20/23	305,264
JPY	60,000,000	Development Bank of Japan, Inc.	2.300	03/19/26	687,310
JPY	100,000,000	Panasonic Corp., Series 10	0.752	03/18/16	980,360

					1,972,934

		Netherlands— 8.4%
EUR	700,000	ABN AMRO Bank NV, EMTN	3.625	10/06/17	1,023,302
EUR	300,000	ABN AMRO Bank NV, EMTN	6.375	04/27/21	492,131
EUR	450,000	ABN AMRO Bank NV, EMTN	4.125	03/28/22	715,719
EUR	200,000	ABN AMRO Bank NV, EMTN	7.125	07/06/22	345,702
EUR	900,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank	3.875	07/25/23	1,313,216
		BA/Netherlands
GBP	500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank	4.000	09/10/15	869,841
		BA/Netherlands, EMTN
EUR	500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank	3.375	04/21/17	719,002
		BA/Netherlands, EMTN
EUR	300,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank	4.750	01/15/18	456,077
		BA/Netherlands, EMTN
EUR	150,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank	3.500	10/17/18	222,532
		BA/Netherlands, EMTN
EUR	750,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank	4.125	01/12/21	1,182,230
		BA/Netherlands, EMTN
EUR	500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank	4.750	06/06/22	825,455
		BA/Netherlands, EMTN
EUR	650,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank	4.125	09/14/22	968,941
		BA/Netherlands, EMTN

Schedule of Investments

GBP	1,000,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank	5.250%	09/14/27	$1,802,192
		BA/Netherlands, EMTN
EUR	500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank	4.125	01/14/20	777,459
		BA/Netherlands, GMTN
EUR	600,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank	3.750	11/09/20	882,398
		BA/Netherlands, GMTN
EUR	650,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank	4.000	01/11/22	1,024,566
		BA/Netherlands, GMTN
GBP	750,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank	4.000	09/19/22	1,327,376
		BA/Netherlands, Series 2541
EUR	250,000	Heineken NV, EMTN	2.125	08/04/20	351,745
EUR	300,000	ING Bank NV, EMTN	3.875	05/24/16	425,322
EUR	500,000	ING Bank NV, EMTN	1.875	02/27/18	694,553
GBP	350,000	ING Bank NV, EMTN	5.375	04/15/21	669,759
EUR	700,000	ING Bank NV, EMTN	4.500	02/21/22	1,145,341
EUR	350,000	ING Groep NV, EMTN	4.750	05/31/17	521,644
EUR	250,000	Koninklijke KPN NV, GMTN	4.750	01/17/17	367,800
EUR	300,000	Koninklijke KPN NV, GMTN	3.750	09/21/20	452,849
GBP	250,000	Koninklijke KPN NV, GMTN	5.750	09/17/29	469,832
EUR	250,000	Shell International Finance BV, EMTN	4.375	05/14/18	382,818
EUR	450,000	Shell International Finance BV, EMTN	1.625	03/24/21	621,272
EUR	250,000	Shell International Finance BV, EMTN	2.500	03/24/26	355,121

					21,406,195

		Norway— 1.2%
NOK	1,000,000	DNB Bank ASA	4.750	04/06/17	170,452
EUR	275,000	DNB Bank ASA, EMTN	3.875	06/29/20	427,463
EUR	250,000	DNB Bank ASA, EMTN	4.250	01/18/22	401,565
EUR	250,000	DNB Bank ASA, MTN(b)	4.375	02/24/21	400,439
EUR	250,000	Statoil ASA, EMTN	5.625	03/11/21	429,842
GBP	350,000	Statoil ASA, EMTN	6.875	03/11/31	809,078
EUR	200,000	Telenor ASA, EMTN	4.875	05/29/17	299,623

					2,938,462

		Spain— 6.2%
EUR	250,000	Abbey National Treasury Services PLC/London, EMTN	1.750	01/15/18	344,276
EUR	100,000	Abertis Infraestructuras SA	5.125	06/12/17	150,509
EUR	300,000	ADIF Alta Velocidad, EMTN	3.500	05/27/24	425,462
EUR	150,000	BBVA Senior Finance SAU, GMTN	3.875	08/06/15	207,455
EUR	200,000	BBVA Senior Finance SAU, GMTN	4.375	09/21/15	279,302
EUR	200,000	BBVA Senior Finance SAU, GMTN	3.250	03/21/16	278,576
EUR	200,000	BBVA Senior Finance SAU, GMTN	3.750	01/17/18	291,802
EUR	300,000	BBVA Senior Finance SAU, GMTN	2.375	01/22/19	421,220
EUR	300,000	CaixaBank SA, EMTN	3.250	01/22/16	416,446
EUR	200,000	CaixaBank SA, EMTN	2.500	04/18/17	278,249
EUR	300,000	CaixaBank SA, MTN	3.125	05/14/18	431,047
EUR	150,000	Gas Natural Capital Markets SA, Series 5, MTN	4.375	11/02/16	217,565
EUR	300,000	HIT Finance BV	5.750	03/09/18	468,061
EUR	200,000	HIT Finance BV	4.875	10/27/21	325,308
EUR	200,000	Iberdrola Finanzas SAU, EMTN	4.125	03/23/20	308,272
GBP	400,000	Iberdrola Finanzas SAU, EMTN	7.375	01/29/24	851,578
EUR	200,000	Iberdrola International BV, EMTN	4.250	10/11/18	303,407
EUR	200,000	Iberdrola International BV, EMTN	3.500	02/01/21	299,485
EUR	200,000	Mapfre SA	5.125	11/16/15	282,934
EUR	200,000	Repsol International Finance BV, EMTN	4.875	02/19/19	309,617
EUR	200,000	Repsol International Finance BV, EMTN	2.625	05/28/20	282,997
EUR	200,000	Repsol International Finance BV, EMTN	3.625	10/07/21	299,706
EUR	500,000	Santander International Debt SAU, EMTN	4.625	03/21/16	711,785
EUR	200,000	Santander International Debt SAU, EMTN	1.375	03/25/17	270,982
EUR	500,000	Santander International Debt SAU, EMTN	4.000	03/27/17	720,230
EUR	100,000	Santander International Debt SAU, EMTN	4.125	10/04/17	146,932
EUR	200,000	Santander International Debt SAU, EMTN	4.000	01/24/20	305,570
EUR	300,000	Telefonica Emisiones SAU, EMTN	4.797	02/21/18	453,497
EUR	350,000	Telefonica Emisiones SAU, EMTN	4.693	11/11/19	545,069
EUR	200,000	Telefonica Emisiones SAU, EMTN	4.710	01/20/20	312,280
GBP	600,000	Telefonica Emisiones SAU, EMTN	5.597	03/12/20	1,127,864
EUR	300,000	Telefonica Emisiones SAU, EMTN	2.242	05/27/22	407,855
GBP	700,000	Telefonica Emisiones SAU, EMTN	5.289	12/09/22	1,286,963
EUR	1,000,000	Telefonica Emisiones SAU, GMTN	3.661	09/18/17	1,448,439
EUR	300,000	Telefonica Emisiones SAU, GMTN	3.987	01/23/23	456,755
EUR	200,000	Telefonica Emisiones SAU, MTN(b)	4.750	02/07/17	293,678

					15,961,173

Schedule of Investments

		Sweden— 3.4%
SEK	2,000,000	Electrolux AB, EMTN	4.500%	06/08/16	$308,648
EUR	300,000	Nordea Bank AB, EMTN	4.000	07/11/19	461,703
GBP	900,000	Nordea Bank AB, EMTN	2.125	11/13/19	1,480,528
EUR	350,000	Nordea Bank AB, EMTN	4.500	03/26/20	537,783
EUR	200,000	Nordea Bank AB, EMTN	4.000	06/29/20	311,895
EUR	500,000	Nordea Bank AB, EMTN	2.000	02/17/21	699,553
EUR	200,000	Nordea Bank AB, EMTN	3.250	07/05/22	303,135
SEK	1,000,000	SBAB Bank AB, EMTN	3.000	10/11/18	153,016
EUR	200,000	Skandinaviska Enskilda Banken AB, EMTN	2.000	02/19/21	279,662
EUR	200,000	Skandinaviska Enskilda Banken AB, GMTN	1.875	11/14/19	279,635
EUR	300,000	Svenska Handelsbanken AB, EMTN	2.250	06/14/18	424,511
EUR	300,000	Svenska Handelsbanken AB, EMTN	2.250	08/27/20	427,861
EUR	400,000	Svenska Handelsbanken AB, EMTN	4.375	10/20/21	646,058
EUR	200,000	Svenska Handelsbanken AB, EMTN	2.625	08/23/22	291,255
EUR	200,000	Swedbank AB, EMTN	3.375	02/09/17	286,448
SEK	5,000,000	Swedish Match AB, EMTN	4.340	07/12/15	746,833
EUR	300,000	Vattenfall AB, EMTN	6.250	03/17/21	523,775
SEK	2,000,000	Volvo Treasury AB, EMTN	5.000	12/08/16	314,226
EUR	150,000	Volvo Treasury AB, EMTN	5.000	05/31/17	223,981

					8,700,506

		Switzerland— 3.4%
EUR	200,000	ABB Finance BV, EMTN	2.625	03/26/19	288,978
EUR	300,000	Credit Suisse AG/London	1.375	11/29/19	406,545
EUR	525,000	Credit Suisse AG/London, EMTN	3.875	01/25/17	758,055
EUR	300,000	Credit Suisse AG/London, EMTN	5.125	09/18/17	456,572
EUR	300,000	Credit Suisse AG/London, EMTN	4.750	08/05/19	474,373
GBP	400,000	Glencore Canada Financial Corp., EMTN	7.375	05/27/20	805,092
EUR	400,000	Glencore Finance Europe SA, EMTN	5.250	03/22/17	595,562
GBP	500,000	Glencore Finance Europe SA, EMTN	6.500	02/27/19	959,263
NOK	1,000,000	Nestle Holdings, Inc., EMTN	2.500	07/10/17	163,106
NOK	1,500,000	Nestle Holdings, Inc., EMTN	2.250	11/20/17	243,808
EUR	200,000	Novartis Finance SA, EMTN	4.250	06/15/16	286,951
EUR	250,000	Roche Finance Europe BV, EMTN	2.000	06/25/18	353,369
EUR	500,000	Roche Holdings, Inc., EMTN	6.500	03/04/21	893,901
CHF	700,000	Roche Kapitalmarkt AG	4.500	03/23/17	856,827
CHF	700,000	Swisscom AG	3.250	09/14/18	861,576
EUR	250,000	UBS AG/London, EMTN	6.000	04/18/18	399,007

					8,802,985

		United Kingdom— 20.2%
GBP	200,000	ABP Finance PLC, EMTN	6.250	12/14/26	401,692
GBP	400,000	Bank of Scotland PLC	9.375	05/15/21	874,428
EUR	300,000	Barclays Bank PLC, EMTN	2.125	02/24/21	420,226
EUR	700,000	Barclays Bank PLC, EMTN	6.000	01/14/21	1,118,786
GBP	950,000	Barclays Bank PLC, EMTN	10.000	05/21/21	2,109,843
GBP	500,000	Barclays Bank PLC, EMTN	5.750	08/17/21	967,212
EUR	700,000	Barclays Bank PLC, EMTN	2.250	06/10/24	957,670
GBP	400,000	BAT International Finance PLC, EMTN	7.250	03/12/24	862,067
GBP	700,000	BAT International Finance PLC, EMTN	4.000	09/04/26	1,186,162
GBP	150,000	BAT International Finance PLC, EMTN	6.000	11/24/34	310,959
GBP	700,000	BG Energy Capital PLC, EMTN	5.125	12/01/25	1,311,754
GBP	400,000	BG Energy Capital PLC, EMTN	5.000	11/04/36	743,686
EUR	150,000	BP Capital Markets PLC, EMTN	3.830	10/06/17	220,592
EUR	500,000	BP Capital Markets PLC, EMTN	2.994	02/18/19	730,847
EUR	300,000	BP Capital Markets PLC, EMTN	2.177	09/28/21	421,278
GBP	200,000	BP Capital Markets PLC, MTN(b)	4.325	12/10/18	363,268
GBP	400,000	British Telecommunications PLC	5.750	12/07/28	779,558
GBP	650,000	British Telecommunications PLC, EMTN	6.625	06/23/17	1,231,950
GBP	200,000	British Telecommunications PLC, EMTN	6.375	06/23/37	423,766
GBP	250,000	BUPA Finance PLC	5.000	04/25/23	429,269
GBP	750,000	Centrica PLC, EMTN	6.375	03/10/22	1,500,125
GBP	200,000	Centrica PLC, EMTN	4.375	03/13/29	339,989
GBP	500,000	Centrica PLC, EMTN	4.250	09/12/44	794,502
GBP	250,000	Friends Life Group PLC	8.250	04/21/22	478,830
GBP	500,000	GlaxoSmithKline Capital PLC, EMTN	5.250	12/19/33	983,359
GBP	250,000	GlaxoSmithKline Capital PLC, EMTN	4.250	12/18/45	424,396
GBP	400,000	Heathrow Funding Ltd., EMTN	7.125	02/14/24	824,160
GBP	1,000,000	Heathrow Funding Ltd., EMTN	6.750	12/03/26	2,120,350
CAD	700,000	HSBC Bank Canada, DPNT	2.901	01/13/17	659,047
CAD	800,000	HSBC Bank Canada, DPNT	3.558	10/04/17	770,415
CAD	500,000	HSBC Bank Canada, DPNT	2.938	01/14/20	468,746
EUR	200,000	HSBC Bank PLC, EMTN	3.750	11/30/16	288,287
EUR	450,000	HSBC Bank PLC, EMTN	3.875	10/24/18	680,327
EUR	300,000	HSBC Bank PLC, EMTN	4.000	01/15/21	472,818

Schedule of Investments

EUR	200,000	HSBC France SA, EMTN	1.875%	01/16/20	$279,778
GBP	250,000	HSBC Holdings PLC	6.750	09/11/28	507,233
EUR	250,000	HSBC Holdings PLC, EMTN	6.000	06/10/19	402,899
GBP	250,000	HSBC Holdings PLC, EMTN	6.500	05/20/24	517,345
GBP	1,250,000	HSBC Holdings PLC, EMTN	5.750	12/20/27	2,300,960
GBP	300,000	Imperial Tobacco Finance PLC, EMTN	7.750	06/24/19	611,125
GBP	600,000	Imperial Tobacco Finance PLC, EMTN	9.000	02/17/22	1,343,912
GBP	450,000	Imperial Tobacco Finance PLC, EMTN	5.500	09/28/26	842,251
EUR	100,000	Lloyds Bank PLC, EMTN	5.375	09/03/19	162,957
EUR	300,000	Lloyds Bank PLC, EMTN	6.500	03/24/20	490,895
GBP	300,000	Lloyds Bank PLC, EMTN	7.500	04/15/24	658,123
GBP	924,000	Lloyds Bank PLC, EMTN	7.625	04/22/25	1,954,338
GBP	200,000	Motability Operations Group PLC, EMTN	5.250	09/28/16	363,493
GBP	600,000	Nationwide Building Society, EMTN	5.625	09/09/19	1,147,125
GBP	300,000	Old Mutual PLC, EMTN	8.000	06/03/21	580,634
GBP	200,000	Rolls-Royce PLC	6.750	04/30/19	400,226
GBP	550,000	Royal Bank of Scotland PLC (The), EMTN	6.000	05/17/17	1,020,744
GBP	250,000	Royal Bank of Scotland PLC (The), EMTN	6.625	09/17/18	486,704
EUR	250,000	Royal Bank of Scotland PLC (The), EMTN	5.375	09/30/19	402,070
EUR	300,000	Royal Bank of Scotland PLC (The), EMTN	5.500	03/23/20	490,058
GBP	200,000	Royal Bank of Scotland PLC (The), EMTN	7.500	04/29/24	437,333
GBP	400,000	Scottish Widows PLC	5.500	06/16/23	702,141
GBP	150,000	Scottish Widows PLC	7.000	06/16/43	292,047
GBP	200,000	Severn Trent Utilities Finance PLC, EMTN	3.625	01/16/26	328,432
GBP	300,000	SSE PLC, EMTN	5.000	10/01/18	559,216
GBP	100,000	SSE PLC, EMTN	8.375	11/20/28	243,583
GBP	600,000	Standard Chartered Bank, EMTN	7.750	04/03/18	1,171,786
EUR	150,000	Standard Chartered PLC	3.875	10/20/16	215,543
EUR	600,000	Standard Chartered PLC, EMTN	1.625	11/20/18	824,812
EUR	300,000	Standard Chartered PLC, EMTN	4.125	01/18/19	456,366
EUR	400,000	Standard Chartered PLC, EMTN	1.625	06/13/21	535,940
GBP	300,000	Standard Chartered PLC, EMTN	5.125	06/06/34	490,751
GBP	300,000	Standard Chartered PLC, EMTN	4.375	01/18/38	501,376
EUR	300,000	Tesco Corporate Treasury Services PLC, EMTN	1.375	07/01/19	404,018
GBP	300,000	Tesco PLC, EMTN	6.125	02/24/22	581,226
GBP	200,000	Thames Water Utilities Cayman Finance Ltd., EMTN	5.500	02/11/41	389,077
GBP	300,000	Transport for London, EMTN	2.250	08/09/22	480,505
GBP	350,000	Transport for London, EMTN	3.875	07/23/42	594,333
GBP	200,000	Vodafone Group PLC, EMTN	5.375	12/05/17	372,518
EUR	300,000	Vodafone Group PLC, EMTN	4.650	01/20/22	488,556

					51,702,793

		Total Corporate Bonds (Cost $239,817,769)			250,956,140

		Certificate of Deposits — 0.2%
		Australia— 0.2%
AUD	450,000	Commonwealth Bank of Australia (Cost $416,681)	6.500	07/21/15	432,574

		Total Investments
		(Cost $240,234,450)(c)— 98.4%			251,388,714
		Other assets less liabilities—1.6%			4,112,175

		Net Assets—100.0%			$255,500,889

Investment Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DIP - Debt Issuance Program

DPNT - Deposit Notes

EUR - Euro

EMTN - Euro Medium-Term Note

GBP - British Pound

GMTN - Global Medium-Term Note

JPY - Japanese Yen

MTN - Medium-Term Notes

NOK - Norwegian Krone

SEK - Swedish Krona

Schedule of Investments

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount denominated in currency indicated.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. On July 31, 2014, the value of these securities amounted 1,943,456 to which represented 0.76% of the Fund’s Net Assets.
(c)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $240,239,868. The net unrealized appreciation was $11,148,846, which consisted of aggregate gross unrealized appreciation of $13,057,404 and aggregate gross unrealized depreciation of $1,908,558.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Preferred Portfolio (PGX)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Preferred Stocks and Other Equity Interests - 99.9%
	Banks - 44.0%
476,628	BAC Capital Trust VIII, 6.00%	$12,087,286
343,011	Bank of America Corp., 6.20%, Series D(b)	8,582,135
1,147,932	Bank of America Corp., 6.38%, Series 3	28,778,655
643,150	Bank of America Corp., 6.63%, Series I(b)	16,355,304
30,481	Bank of America Corp., 7.25%, Series L	35,205,555
3,329,238	Barclays Bank PLC, 8.13%, Series 5 (United Kingdom)	85,861,048
1,446,307	BB&T Corp., 5.63%, Series E(b)	34,074,993
190,696	BB&T Corp., 5.85%	4,694,936
1,749,079	Citigroup Capital XIII, 7.88%	47,382,550
1,276,378	Citigroup, Inc., 6.88%, Series K	34,296,277
433,706	Citigroup, Inc., 6.88%, Series L	10,964,088
104,919	City National Corp., 5.50%, Series C(b)	2,362,776
49,754	City National Corp., 6.75%, Series D(b)	1,430,925
84,679	Commerce Bancshares, Inc., 6.00%, Series B(b)	2,104,273
1,291,294	Countrywide Capital V, 7.00%	32,811,781
94,443	Cullen/Frost Bankers, Inc., 5.38%	2,195,800
290,875	Fifth Third Bancorp, 6.63%, Series I	7,827,446
55,977	First Horizon National Corp., 6.20%, Series A	1,332,253
216,003	First Niagara Financial Group, Inc., 8.63%, Series B	6,253,287
124,554	First Republic Bank, 5.50%	2,808,693
112,814	First Republic Bank, 6.20%, Series B(b)	2,814,709
185,323	First Republic Bank, 6.70%, Series A	4,859,169
100,147	First Republic Bank, 7.00%(b)	2,713,984
47,350	FirstMerit Corp., 5.88%, Series A	1,112,251
2,458,597	HSBC Holdings PLC, 8.00%, Series 2 (United Kingdom)	66,554,221
2,250,024	HSBC Holdings PLC, 8.13% (United Kingdom)	58,658,126
718,132	JPMorgan Chase & Co., 5.45%, Series P	16,107,701
535,447	JPMorgan Chase & Co., 5.50%, Series O(b)	12,085,039
336,661	JPMorgan Chase & Co., 6.30%, Series W	8,355,926
489,915	JPMorgan Chase & Co., 6.70%, Series T	12,483,034
1,080,563	JPMorgan Chase Capital XXIX, 6.70%	27,565,162
557,928	Lloyds Banking Group PLC, 7.75% (United Kingdom)	14,829,726
1,136,009	PNC Financial Services Group, Inc. (The), 6.13%, Series P(b)	30,933,525
433,866	RBS Capital Funding Trust VII, 6.08%, Series G (United Kingdom)(b)	10,378,075
329,409	Regions Financial Corp., 6.38%, Series A(b)	8,159,461
307,215	Regions Financial Corp., 6.38%, Series B	7,818,622
963,411	Royal Bank of Scotland Group PLC, 5.75%, Series L (United Kingdom)	22,408,940
854,252	Royal Bank of Scotland Group PLC, 6.35%, Series N (United Kingdom)	20,783,951
466,986	Royal Bank of Scotland Group PLC, 6.40%, Series M (United Kingdom)(b)	11,427,147
846,291	Royal Bank of Scotland Group PLC, 6.60%, Series S (United Kingdom)	20,759,518
857,107	Royal Bank of Scotland Group PLC, 6.75%, Series Q (United Kingdom)	21,350,535
929,921	Royal Bank of Scotland Group PLC, 7.25%, Series T (United Kingdom)	23,406,112

620,214	Santander Finance Preferred SAU, 10.50%, Series 10 (Spain)	$15,889,883
290,630	SunTrust Banks, Inc., 5.88%, Series E	6,873,399
67,487	TCF Financial Corp., 6.45%, Series B	1,653,432
87,155	TCF Financial Corp., 7.50%	2,286,076
159,693	Texas Capital Bancshares, Inc., 6.50%, Series A	3,936,432
1,236,572	U.S. Bancorp, 6.00%, Series G	33,795,513
353,204	U.S. Bancorp, 6.50%, Series F(b)	10,016,865
71,100	Webster Financial Corp., 6.40%, Series E	1,752,615
328,680	Wells Fargo & Co., 5.13%, Series O(b)	7,438,028
325,229	Wells Fargo & Co., 5.20%	7,359,932
901,895	Wells Fargo & Co., 5.85%(b)	23,088,512
368,453	Wells Fargo & Co., 6.00%, Series T(b)(c)	9,071,313
181,746	Wells Fargo & Co., 6.63%(b)	5,010,737
2,160,118	Wells Fargo & Co., 8.00%, Series J	63,291,457
203,527	Zions Bancorp, 5.75%, Series H	4,727,932
96,125	Zions Bancorp, 7.90%, Series F(b)	2,686,694

		981,853,815

	Capital Markets - 16.0%
212,428	Affiliated Managers Group, Inc., 6.38%(b)	5,344,689
193,064	Apollo Investment Corp., 6.88%	4,793,779
447,551	Ares Capital Corp., 7.00%	11,390,173
369,975	Bank of New York Mellon Corp. (The), 5.20%(b)	8,568,621
60,513	BGC Partners, Inc., 8.13%	1,644,138
308,982	Charles Schwab Corp. (The), 6.00%, Series B	7,829,604
952,517	Deutsche Bank Capital Funding Trust IX, 6.63% (Germany)	24,251,083
492,077	Deutsche Bank Contingent Capital Trust III, 7.60% (Germany)	13,522,276
2,041,283	Deutsche Bank Contingent Capital Trust V, 8.05% (Germany)	57,053,860
763,548	Goldman Sachs Group, Inc. (The), 5.50%, Series J	18,294,610
555,666	Goldman Sachs Group, Inc. (The), 5.95%(b)	13,385,994
652,955	Goldman Sachs Group, Inc. (The), 6.13%(b)	16,735,237
410,492	Goldman Sachs Group, Inc. (The), 6.20%, Series B	10,126,838
481,780	Goldman Sachs Group, Inc. (The), 6.38%, Series K	12,328,750
339,925	Goldman Sachs Group, Inc. (The), 6.50%	8,974,020
275,505	Morgan Stanley, 6.63%, Series G	6,967,521
550,068	Morgan Stanley, 6.88%	14,637,309
771,073	Morgan Stanley, 7.13%, Series E(b)	21,250,772
2,486,598	Morgan Stanley Capital Trust VII, 6.60%	62,537,940
240,000	Northern Trust Corp., 5.85%, Series C(c)	5,910,000
219,950	Raymond James Financial, Inc., 6.90%	5,817,678
63,649	Solar Capital Ltd., 6.75%	1,543,488
327,319	State Street Corp., 5.25%, Series C(b)	7,531,610
442,791	State Street Corp., 5.90%, Series D	11,410,724
193,959	Stifel Financial Corp., 6.70%(b)	4,965,350

		356,816,064

	Chemicals - 0.1%
28,977	E.I. du Pont de Nemours & Co., 4.50%, Series B	2,589,385

	Commercial Services & Supplies - 0.7%
255,255	NuStar Logistics LP, 7.63%	6,871,464
57,921	Pitney Bowes, Inc., 5.25%	1,502,471
275,274	Pitney Bowes, Inc., 6.70%	7,071,789

		15,445,724

	Consumer Finance - 4.4%
427,580	Ally Financial, Inc., 8.50%, Series A	11,600,245
571,290	Capital One Financial Corp., 6.00%, Series B	13,830,931
293,095	Capital One Financial Corp., 6.25%, Series C	7,160,311

Schedule of Investments(a)

360,751	Discover Financial Services, 6.50%, Series B(b)	$9,170,291
1,826,012	GMAC Capital Trust I, 8.13%, Series 2	49,631,006
304,230	Navient LLC, 6.00%	6,690,018

		98,082,802

	Diversified Financial Services - 4.3%
64,815	GAMCO Global Gold Natural Resources & Income Trust, 5.00%	1,392,226
571,889	General Electric Capital Corp., 4.70%(b)	13,136,290
888,209	General Electric Capital Corp., 4.88%	21,173,119
9,819	ING Groep NV, 6.20% (Netherlands)	248,519
206,778	ING Groep NV, 6.38% (Netherlands)	5,248,026
1,629,462	ING Groep NV, 7.38% (Netherlands)	41,746,816
270,633	KKR Financial Holdings LLC, 7.38%, Series A	6,928,205
213,267	KKR Financial Holdings LLC, 8.38%	5,975,741

		95,848,942

	Diversified Telecommunication - 2.4%
660,295	Qwest Corp., 6.13%(b)	15,516,932
502,470	Qwest Corp., 7.00%	12,930,845
399,001	Qwest Corp., 7.38%	10,457,816
283,775	Qwest Corp., 7.50%	7,491,660
320,087	Verizon Communications, Inc., 5.90%	8,136,612

		54,533,865

	Electric Utilities - 4.2%
160,596	Alabama Power Co., 6.45%	4,231,705
149,471	BGE Capital Trust II, 6.20%	3,736,775
322,779	Duke Energy Corp., 5.13%(b)	7,549,801
30,866	Entergy Arkansas, Inc., 4.90%	707,757
203,979	Entergy Arkansas, Inc., 5.75%	5,203,504
164,977	Entergy Louisiana LLC, 5.25%	3,959,448
155,232	Entergy Mississippi, Inc., 6.00%	3,902,532
297,443	Entergy Texas, Inc., 5.63%(c)	7,453,922
129,574	Interstate Power & Light Co., 5.10%, Series D	3,199,182
500,021	NextEra Energy Capital Holdings, Inc., 5.00%(b)	10,495,441
385,678	NextEra Energy Capital Holdings, Inc., 5.13%, Series I	8,357,642
186,131	NextEra Energy Capital Holdings, Inc., 5.63%, Series H	4,372,217
269,778	NextEra Energy Capital Holdings, Inc., 5.70%, Series G	6,525,930
314,115	PPL Capital Funding, Inc., 5.90%, Series B(b)	7,450,808
611,073	SCE Trust I, 5.63%(b)	14,207,447
111,945	SCE Trust III, 5.75%	2,898,256

		94,252,367

	Insurance - 11.9%
1,041,545	Aegon NV, 6.38% (Netherlands)	26,548,982
416,630	Aegon NV, 8.00% (Netherlands)	11,803,128
334,198	Aflac, Inc., 5.50%	8,074,224
309,720	Allstate Corp. (The), 5.10%	7,727,514
206,786	Allstate Corp. (The), 5.63%	5,057,985
60,275	Allstate Corp. (The), 6.25%, Series F(b)(c)	1,527,971
535,642	Allstate Corp. (The), 6.63%, Series E	13,883,841
237,264	Allstate Corp. (The), 6.75%, Series C	6,275,633
309,279	American Financial Group, Inc., 6.38%	7,911,357
213,094	Arch Capital Group Ltd., 6.75%, Series C	5,753,538
82,274	Argo Group US, Inc., 6.50%	2,000,904
152,411	Aspen Insurance Holdings Ltd., 5.95%	3,791,986
197,685	Aspen Insurance Holdings Ltd., 7.25%	5,143,764
263,231	Assured Guaranty Municipal Holdings, Inc., 6.25%(b)	6,354,396
261,887	Aviva PLC, 8.25% (United Kingdom)	7,411,402
132,451	Axis Capital Holdings Ltd., 5.50%, Series D	3,009,287
282,704	Axis Capital Holdings Ltd., 6.88%, Series C	7,322,034
104,415	Endurance Specialty Holdings Ltd., 7.50%, Series B	2,740,894

162,377	Endurance Specialty Holdings Ltd., 7.75%, Series A	$4,247,782
105,527	Hanover Insurance Group, Inc. (The), 6.35%	2,566,417
375,781	Hartford Financial Services Group, Inc. (The), 7.88%	11,171,969
97,624	Kemper Corp., 7.38%	2,527,485
233,600	Maiden Holdings Ltd., 8.25%, Series A	6,029,216
109,451	Maiden Holdings North America Ltd., 7.75%	2,871,994
959,484	MetLife, Inc., 6.50%, Series B	24,486,032
89,651	Montpelier Re Holdings Ltd., 8.88%, Series A (Bermuda)	2,439,404
270,493	PartnerRe Ltd., 5.88%, Series F	6,510,766
234,620	PartnerRe Ltd., 7.25%, Series E	6,222,122
183,383	Principal Financial Group, Inc., 6.52%, Series B	4,656,094
356,714	Protective Life Corp., 6.25%(b)	9,117,610
465,160	Prudential Financial, Inc., 5.70%	11,442,936
344,421	Prudential Financial, Inc., 5.75%(b)	8,610,525
338,777	Prudential PLC, 6.50% (United Kingdom)(b)	8,581,221
250,745	Reinsurance Group of America, Inc., 6.20%(b)	6,795,189
254,946	RenaissanceRe Holdings Ltd., 5.38%, Series E	5,807,670
120,756	Selective Insurance Group, Inc., 5.88%(b)	2,936,786
63,660	Torchmark Corp., 5.88%	1,579,405
228,287	WR Berkley Corp., 5.63%	5,218,641

		266,158,104

	Machinery - 0.5%
473,297	Stanley Black & Decker, Inc., 5.75%(b)	11,628,907

	Media - 0.2%
180,312	Comcast Corp., 5.00%(b)	4,498,784

	Multi-Utilities - 1.4%
435,449	Dominion Resources, Inc., 8.38%, Series A	11,191,039
317,162	DTE Energy Co., 6.50%	8,290,615
260,820	Integrys Energy Group, Inc., 6.00%	6,710,898
74,967	Pacific Gas & Electric Co., 6.00%, Series A(b)	2,042,851
108,693	SCANA Corp., 7.70%(b)	2,799,932

		31,035,335

	Real Estate Investment Trusts - 8.9%
71,066	Alexandria Real Estate Equities, Inc., 6.45%, Series E(b)	1,795,838
129,482	Boston Properties, Inc., 5.25%	3,042,827
262,653	CommonWealth REIT, 5.75%(c)	5,820,390
227,520	DDR Corp., 6.50%, Series J	5,726,678
191,285	Digital Realty Trust, Inc., 5.88%, Series G	4,231,224
273,937	Digital Realty Trust, Inc., 6.63%, Series F	6,623,797
228,851	Digital Realty Trust, Inc., 7.38%, Series H	5,847,143
77,821	EPR Properties, 6.63%, Series F	1,914,397
144,378	Glimcher Realty Trust, 6.88%(b)	3,648,432
182,133	Health Care REIT, Inc., 6.50%, Series J	4,684,461
182,072	Hospitality Properties Trust, 7.13%, Series D	4,639,195
58,341	Kilroy Realty Corp., 6.38%, Series H	1,441,606
52,364	Kilroy Realty Corp., 6.88%, Series G	1,358,322
608,819	Kimco Realty Corp., 6.00%, Series I(b)	14,952,595
205,806	National Retail Properties, Inc., 5.70%, Series E	4,822,035
167,532	National Retail Properties, Inc., 6.63%, Series D	4,213,430
123,120	PS Business Parks, Inc., 5.70%	2,787,437
261,389	PS Business Parks, Inc., 6.00%, Series T	6,207,989
182,077	PS Business Parks, Inc., 6.45%, Series S	4,506,406
158,669	Public Storage, 5.20%, Series W(b)	3,565,292
84,703	Public Storage, 6.00%, Series Z(c)	2,119,269
319,908	Public Storage, 6.35%, Series R	8,157,654

Schedule of Investments(a)

133,249	Public Storage, 6.38%, Series Y(b)	$3,388,522
1,548,054	Public Storage, 6.50%, Series Q	41,023,431
199,854	Realty Income Corp., 6.63%, Series F	5,200,201
215,839	Realty Income Corp., 6.75%, Series E(b)	5,670,090
151,804	Regency Centers Corp., 6.63%, Series 6	3,931,724
234,502	Senior Housing Properties Trust, 5.63%	5,412,306
153,942	SL Green Realty Corp., 6.50%, Series I	3,850,089
169,020	Ventas Realty LP/Ventas Capital Corp., 5.45%	4,024,366
432,590	Vornado Realty LP, 7.88%	11,013,741
149,499	Vornado Realty Trust, 5.70%, Series K	3,625,351
344,715	Vornado Realty Trust, 6.63%, Series I	8,690,265

		197,936,503

	Thrifts & Mortgage Finance - 0.1%
87,231	Astoria Financial Corp., 6.50%, Series C	2,134,543

	Wireless Telecommunication Services - 0.8%
189,375	Telephone & Data Systems, Inc., 5.88%	4,295,025
355,294	Telephone & Data Systems, Inc., 6.63%(b)	8,715,362
229,174	United States Cellular Corp., 6.95%	5,736,225

		18,746,612

	Total Preferred Stocks and Other Equity Interests (Cost $2,208,596,102)	2,231,561,752

	Money Market Fund - 0.2%
3,503,349	Invesco Premier Portfolio – Institutional Class(d) (Cost $3,503,349)	3,503,349

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $2,212,099,451)-100.1%	2,235,065,101

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 3.7%
82,878,650	Invesco Liquid Assets Portfolio - Institutional Class(d)(e) (Cost $82,878,650)	82,878,650

	Total Investments (Cost $2,294,978,101)(f)- 103.8%	2,317,943,751
	Other assets less liabilities-(3.8)%	(84,761,642)

	Net Assets-100.0%	$2,233,182,109

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2014.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of July 31, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Citibank	$80,297,219	$(80,297,219)	$–

*	Amount does not include excess collateral received, if any.
(f)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $2,297,628,211. The net unrealized appreciation was $20,315,540, which consisted of aggregate gross unrealized appreciation of $62,363,092 and aggregate gross unrealized depreciation of $42,047,552.

This Fund has holdings greater than 10% of net assets in the following country:

United Kingdom	16.7%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Variable Rate Preferred Portfolio (VRP)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Preferred Stocks(a) - 57.0%
	Agriculture - 0.7%
10,897	CHS, Inc., 7.10%, Series 2	$294,655

	Banks - 30.7%
7,760	Bank of America Corp., 3.00%, Series H	148,992
5,456	Bank of America Corp., 4.00%, Series 4	118,450
10,944	Bank of America Corp., 4.00%, Series 5	229,605
8,239	Bank of America Corp., 4.00%, Series E	182,082
58,303	Citigroup Capital XIII, 7.88%	1,579,428
38,801	Citigroup, Inc., 6.88%, Series K	1,042,583
24,657	Citigroup, Inc., 7.13%, Series J	673,383
2,593	City National Corp., 6.75%, Series D	74,575
11,680	Fifth Third Bancorp, 6.63%, Series I	314,309
9,087	First Niagara Financial Group, Inc., 8.63%, Series B	263,069
2,880	FNB Corp., 7.25%	78,624
13,439	HSBC USA, Inc., 3.50%, Series F (United Kingdom)	295,389
9,697	HSBC USA, Inc., 4.00%, Series G (United Kingdom)	218,473
3,889	HSBC USA, Inc., 4.50%, Series D (United Kingdom)	98,081
27,249	Merrill Lynch Capital Trust I, 6.45%, Series K	689,945
24,657	Merrill Lynch Capital Trust II, 6.45%	624,562
38,943	PNC Financial Services Group, Inc. (The), 6.13%, Series P	1,060,418
12,815	Regions Financial Corp., 6.38%, Series B	326,142
5,457	Santander Finance Preferred SAU, 4.00%, Series 6 (Spain)	111,868
4,480	SunTrust Banks, Inc., 4.00%	97,530
3,376	Synovus Financial Corp., 7.88%, Series C	93,954
25,953	U.S. Bancorp, 3.50%, Series B	568,890
28,161	U.S. Bancorp, 6.00%, Series G	769,640
28,559	U.S. Bancorp, 6.50%, Series F	809,933
44,783	Wells Fargo & Co., 5.85%	1,146,445
21,807	Wells Fargo & Co., 6.63%	601,219
4,463	Zions Bancorp, 6.30%, Series G	114,431

		12,332,020

	Capital Markets - 11.8%
19,471	Goldman Sachs Group, Inc. (The), 3.75%, Series A	385,136
5,185	Goldman Sachs Group, Inc. (The), 4.00%, Series C	108,833
35,041	Goldman Sachs Group, Inc. (The), 4.00%, Series D	711,683
25,953	Goldman Sachs Group, Inc. (The), 5.50%, Series J	621,834
17,922	Goldman Sachs Group, Inc. (The), 6.38%, Series K	458,624
28,559	Morgan Stanley, 4.00%, Series A	581,176
22,064	Morgan Stanley, 6.88%	587,123
22,385	Morgan Stanley, 7.13%, Series E	616,931
19,471	State Street Corp., 5.90%, Series D	501,768
7,791	UBS Preferred Funding Trust IV, 0.85%, Series D (Switzerland)	154,651

		4,727,759

	Commercial Services & Supplies - 0.7%
10,448	NuStar Logistics LP, 7.63%	281,260

	Consumer Finance - 6.5%
26,527	Ally Financial, Inc., 8.50%, Series A	719,677
69,231	GMAC Capital Trust I, 8.13%, Series 2	1,881,699

		2,601,376

	Electric Utilities - 0.4%
7,136	SCE Trust III, 5.75%	184,751

	Insurance - 5.0%
6,495	Aegon NV, 4.00%, Series 1 (Netherlands)	152,567
12,977	Allstate Corp. (The), 5.10%	323,776
7,136	Aspen Insurance Holdings Ltd., 5.95%	177,544
3,456	Aspen Insurance Holdings Ltd., 7.40%	92,621
15,569	Hartford Financial Services Group, Inc. (The), 7.88%	462,866

Schedule of Investments

15,569	MetLife, Inc., 4.00%, Series A			$363,069
6,495	Principal Financial Group, Inc., 6.52%, Series B			164,908
10,384	Reinsurance Group of America, Inc., 6.20%			281,406

				2,018,757

	Multi-Utilities— 0.7%
10,384	Integrys Energy Group, Inc., 6.00%			267,180

	Oil, Gas & Consumable Fuels— 0.3%
4,700	Legacy Reserves LP, 8.00%, Series B			115,432

	Real Estate Investment Trusts— 0.2%
3,102	Resource Capital Corp., 8.63%			75,627

	Total Preferred Stocks (Cost $23,032,898)			22,898,817

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds— 42.3%
	Banks— 14.3%
$320,000	BAC Capital Trust XIV, Series G(b)	4.000%	12/31/49	262,000
1,125,000	Goldman Sachs Capital II (b)	4.000	12/29/49	898,594
540,000	JPMorgan Chase Capital XXI, Series U(b)	1.189	02/02/37	467,100
410,000	JPMorgan Chase Capital XXIII(b)	1.224	05/15/47	340,300
320,000	Mellon Capital IV, Series 1(b)	4.000	06/29/49	273,600
610,000	RBS Capital Trust III (United Kingdom)(b)	5.512	09/29/49	607,712
200,000	RBS Capital Trust IV (United Kingdom)(b)	1.034	09/29/49	198,500
520,000	State Street Capital Trust IV	1.231	06/15/37	449,150
645,000	UBS Preferred Funding Trust V, Series 1 (Switzerland)(b)	6.243	05/29/49	679,669
1,600,000	Wachovia Capital Trust III	5.570	03/29/49	1,560,000

				5,736,625

	Diversified Financial Services— 6.4%
480,000	American Express Co.	6.800	09/01/66	526,200
520,000	GE Capital Trust I	6.375	11/15/67	581,100
1,075,000	General Electric Capital Corp., GMTN	6.375	11/15/67	1,201,312
320,000	Goldman Sachs Capital III(b)	4.000	09/29/49	255,200

				2,563,812

	Electric— 1.4%
220,000	Nextera Energy Capital Holdings, Inc.	6.350	10/01/66	218,016
320,000	Wisconsin Energy Corp.	6.250	05/15/67	333,200

				551,216

	Hand/Machine Tools— 0.7%
260,000	Stanley Black & Decker, Inc.	5.750	12/15/53	284,700

	Insurance— 15.6%
515,000	Allstate Corp. (The)	5.750	08/15/53	556,844
100,000	Assured Guaranty US Holdings, Inc., Series A	6.400	12/15/66	92,750
645,000	Chubb Corp. (The)	6.375	03/29/67	715,950
200,000	Everest Reinsurance Holdings, Inc.	6.600	05/15/37	211,000
400,000	Genworth Holdings, Inc.	6.150	11/15/66	368,000
320,000	Hartford Financial Services Group, Inc. (The)	8.125	06/15/38	379,200
465,000	Lincoln National Corp.	7.000	05/17/66	485,344
315,000	Lincoln National Corp.	6.050	04/20/67	321,694
400,000	Prudential Financial, Inc.	8.875	06/15/38	489,500
640,000	Prudential Financial, Inc.	5.875	09/15/42	692,800
960,000	Prudential Financial, Inc.	5.625	06/15/43	1,032,000
210,000	Reinsurance Group of America, Inc.	6.750	12/15/65	216,825
200,000	StanCorp Financial Group, Inc.	6.900	06/01/67	209,500
480,000	Voya Financial, Inc.	5.650	05/15/53	490,800

				6,262,207

	Pipelines— 3.9%
350,000	Enterprise Products Operating LLC, Series A	8.375	08/01/66	394,625
450,000	Enterprise Products Operating LLC, Series B	7.034	01/15/68	514,125

Schedule of Investments

$645,000	TransCanada Pipelines Ltd. (Canada)	6.350%	05/15/67	$675,508

				1,584,258

	Total Corporate Bonds (Cost $16,929,686)			16,982,818

Number of Shares
	Money Market Fund—0.7%
299,427	Invesco Premier Portfolio – Institutional Class(c) (Cost $299,427)			299,427

	Total Investments (Cost $40,262,011)(d)— 100.0%			40,181,062
	Other assets less liabilities—(0.0)%			(8,815)

	Net Assets—100.0%			$40,172,247

Investment Abbreviations:

GMTN - Global Medium-Term Note

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Variable rate coupon. Stated interest rate was in effect at July 31, 2014.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	In the Fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year end reporting period. At July 31, 2014, the cost of investments is the same for tax and financial reporting purposes. The net unrealized depreciation was $80,949, which consisted of aggregate gross unrealized appreciation of $88,032 and aggregate gross unrealized depreciation of $168,981.

The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.

Schedule of Investments

PowerShares VRDO Tax-Free Weekly Portfolio (PVI)

July 31, 2014

(Unaudited)

Principal Amount		Interest Rate(a)	Maturity Date	Value
	Municipal Bonds(b) — 95.9%
	Ad Valorem Property Tax — 5.7%
$3,000,000	City of New York (Remarketed) Sub-Ser. 94-B9	0.050%	08/15/23	$3,000,000
200,000	City of New York (Remarketed) Sub-Ser. 96-J3	0.060	02/15/16	200,000
5,000,000	Luzerne County Pennsylvania Ser. 06A AGM	0.650	11/15/26	5,000,000
400,000	Shelby County Tennessee Ser. 06C	0.070	12/01/31	400,000

				8,600,000

	College Revenue — 9.4%
2,800,000	Rhode Island State Health & Educational Building Corp. Rev. (Catholic School Pool Program) Ser. 05A	0.300	04/01/35	2,800,000
6,500,000	University of Michigan Ser. 02	0.070	04/01/32	6,500,000
4,800,000	WACO Texas Educational Finance Corp. Rev. Ref. (Baylor University) Ser. 08A	0.070	02/01/32	4,800,000

				14,100,000

	Electric Power Revenue — 15.0%
7,270,000	JEA Florida Electric System Rev. Ser. Three 08C-2	0.070	10/01/34	7,270,000
8,130,000	Sevier County Tennessee Public Building Auth. (Local Government Improvement Program) Ser. 10V-D-1	0.070	06/01/26	8,130,000
7,000,000	Southern California Public Power Auth. Subordinate Ref. (Southern Transmission) Ser. 00A AGM	0.060	07/01/23	7,000,000

				22,400,000

	Highway Tolls Revenue — 11.8%
3,825,000	Bay Area California Auth. Toll Bridge Rev. Ser. 07	0.040	04/01/47	3,825,000
1,800,000	Illinois State Toll Highway Auth. Rev. Ref. Ser. 98B AGM	0.270	01/01/16	1,800,000
1,400,000	Illinois State Toll Highway Auth. Rev. Ref. Ser. 98B AGM	0.270	01/01/17	1,400,000
3,000,000	Texas Transportation Commission Rev.(First Tier) Ser. 06B	0.300	04/01/26	3,000,000
7,655,000	Triborough New York State Bridge & Tunnel Auth. Rev. Ref. (MTA Bridges Tunnels) Ser. 07AB AGM	0.170	01/01/19	7,655,000

				17,680,000

	Hospital Revenue — 17.7%
5,400,000	ABAG Finance Auth. For Nonprofit Corporations (Sharp HealthCare) Ser. 09A	0.060	08/01/24	5,400,000
7,000,000	California State Statewide Community Development Auth. Ser. 03D	0.040	05/01/33	7,000,000
4,450,000	Colorado State Health Facilities Auth. Rev. (Sisters Charity Health System) Ser. 03B	0.070	12/01/38	4,450,000
5,000,000	Maryland State Health & Higher Educational Facilities Auth. Rev. (University of Maryland Medical Systems) Ser. 07A	0.070	07/01/34	5,000,000
4,725,000	Russell Kentucky Rev. (Bon Secours Health System Obligated Group) Ser. 02-B AGM	0.070	11/01/26	4,725,000

				26,575,000

	Industrial Revenue — 9.0%
5,000,000	Emery County Utah Poll Control Rev. Var. Ref. Pacificorp Project Ser. 91	0.070	07/01/15	5,000,000
1,800,000	Mississippi Business Financing Corp. Rev. (DDR Gulfport Promenade LLC Project) Ser. 07	0.450	12/01/37	1,800,000
6,655,000	Rensselaer County New York Industrial Development Agency Civic Facility Rev. (Rensselaer Polytech Institute Project) Ser. 97-A	0.050	02/01/22	6,655,000

				13,455,000

	Lease Revenue — 5.1%
4,800,000	Orange County Florida School Board COP Ser. 08C	0.070	08/01/25	4,800,000
2,800,000	San Francisco California City & County Finance Corp. Lease Rev. Ref. (Moscone Center) Ser. 08-1	0.050	04/01/30	2,800,000

				7,600,000

	Miscellaneous Revenue — 10.3%
200,000	Baltimore Maryland Industrial Development Auth. (Baltimore Capital Acquisition) Ser. 86	0.100	08/01/16	200,000
2,585,000	Clarksville Tennessee Public Building Auth. Rev. (Pooled Financing Tennessee Municipal Bond Fund) Ser. 99	0.110	06/01/29	2,585,000
10,000,000	Delaware Valley Pennsylvania Regional Finance Auth. Local Government Rev. Ser. 85C	0.280	12/01/20	10,000,000
700,000	Montgomery County Tennessee Public Building Auth. Pooled Funding Government Obligation (Tennessee County Loan Pool) Ser. 95	0.110	03/01/25	700,000
2,000,000	New York State Urban Development Corp. Rev. Ref. (CVS Contract) Ser. 08A-1	0.040	01/01/30	2,000,000

				15,485,000

Schedule of Investments

	Multiple Utility Revenue — 5.9%
$8,765,000	Colorado Springs Colorado Utilities Rev. (Sub-Lien Improvement) Ser. 06B	0.270%	11/01/36	$8,765,000

	Sales Tax Revenue — 3.0%
4,535,000	Florida State Department of Environmental Protection Preservation Rev. (Everglades Restoration) Ser. 07A AGC	0.120	07/01/27	4,535,000

	Water Revenue — 3.0%
4,500,000	Metropolitan Water District Southern California Waterworks Rev. Ref. Ser. 08A-2	0.040	07/01/37	4,500,000

	Total Investments (Cost $143,695,000)(c)(d)— 95.9%			143,695,000
	Other assets less liabilities—4.1%			6,143,664

	Net Assets—100.0%			$149,838,664

Investment Abbreviations:

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

Auth. - Authority

COP - Certificate of Participation

Ref. - Refunding Bonds

Rev. - Revenue

Ser. - Series

Notes to Schedule of Investments:

(a)	Variable rate coupon. Stated interest rate was in effect at July 31, 2014.
(b)	Demand Securities payable upon demand by the Fund for an amount equal to par value plus accrued interest at specified time intervals.
(c)	This table, as of July 31, 2014, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	19.2%

(d)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. There was no unrealized appreciation (depreciation) for the nine-month period.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA SmallCap Momentum Portfolio (DWAS)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 17.8%
58,840	ANN, Inc.(b)	$2,162,370
26,164	Asbury Automotive Group, Inc.(b)	1,766,855
59,291	Brown Shoe Co., Inc.	1,671,413
10,248	Buffalo Wild Wings, Inc.(b)	1,489,239
55,289	Carmike Cinemas, Inc.(b)	1,738,286
36,941	Cheesecake Factory, Inc. (The)	1,584,030
318,391	Christopher & Banks Corp.(b)	2,722,243
37,150	Core-Mark Holding Co., Inc.	1,753,480
239,457	Dana Holding Corp.	5,359,048
152,352	Dex Media, Inc.(b)(c)	1,948,582
49,857	Dorman Products, Inc.(b)	2,162,797
57,131	Finish Line, Inc. (The), Class A	1,501,974
88,607	Gentherm, Inc.(b)	3,708,203
20,939	G-III Apparel Group Ltd.(b)	1,626,332
36,948	Grand Canyon Education, Inc.(b)	1,588,764
226,288	Gray Television, Inc.(b)	2,756,188
87,681	Kate Spade & Co.(b)	3,316,972
50,919	Liberty Tax, Inc.(b)	1,787,766
57,849	Lithia Motors, Inc., Class A	5,139,884
70,225	Live Nation Entertainment, Inc.(b)	1,629,922
23,389	Loral Space & Communications, Inc.(b)	1,691,025
69,961	M/I Homes, Inc.(b)	1,439,797
28,916	Marriott Vacations Worldwide Corp.(b)	1,664,116
32,905	Monro Muffler Brake, Inc.	1,671,245
40,780	Movado Group, Inc.	1,669,125
225,358	Nautilus, Inc.(b)	2,244,566
49,250	Nexstar Broadcasting Group, Inc., Class A	2,294,558
36,433	Penske Automotive Group, Inc.	1,692,313
37,130	Skechers U.S.A., Inc., Class A(b)	1,937,072
76,781	Sonic Corp.(b)	1,585,528
38,954	Standard Motor Products, Inc.	1,404,292
50,016	Tower International, Inc.(b)	1,575,504
111,289	Tuesday Morning Corp.(b)	1,831,817
61,591	Unifi, Inc.(b)	1,763,966
34,780	Universal Electronics, Inc.(b)	1,656,571

		73,535,843

	Consumer Staples - 2.3%
9,161	Boston Beer Co., Inc. (The), Class A(b)	2,019,084
19,390	Hain Celestial Group, Inc. (The)(b)	1,657,845
79,557	Pilgrim’s Pride Corp. (Brazil)(b)	2,224,414
19,715	Spectrum Brands Holdings, Inc.	1,644,231
208,744	SUPERVALU, Inc.(b)	1,914,182

		9,459,756

	Energy - 10.4%
29,837	Bonanza Creek Energy, Inc.(b)	1,672,662
146,010	Callon Petroleum Co.(b)	1,442,579
24,536	Carrizo Oil & Gas, Inc.(b)	1,506,756
12,520	Clayton Williams Energy, Inc.(b)	1,332,253
61,816	Delek US Holdings, Inc.	1,806,264
22,023	Diamondback Energy, Inc.(b)	1,810,951
86,866	EnLink Midstream LLC	3,319,150
39,846	Exterran Holdings, Inc.	1,683,494
53,160	GasLog Ltd. (Monaco)	1,355,580

603,375	Gastar Exploration, Inc.(b)	$3,994,343
113,175	Green Plains, Inc.	4,242,931
58,137	Matador Resources Co.(b)	1,572,024
51,793	Matrix Service Co.(b)	1,390,642
96,659	Pioneer Energy Services Corp.(b)	1,421,854
26,861	REX American Resources Corp.(b)	2,265,725
31,823	RigNet, Inc.(b)	1,769,995
21,515	SemGroup Corp., Class A	1,658,376
134,272	Synergy Resources Corp.(b)	1,412,541
13,665	Targa Resources Corp.	1,742,288
45,151	Western Refining, Inc.	1,849,385
50,592	Westmoreland Coal Co.(b)	2,180,009
137,766	Willbros Group, Inc.(b)	1,596,708

		43,026,510

	Financials - 10.3%
80,197	Bank of the Ozarks, Inc.	2,467,662
118,409	CNO Financial Group, Inc.	1,915,858
22,216	Credit Acceptance Corp.(b)	2,526,515
50,375	Eagle Bancorp, Inc.(b)	1,677,991
161,949	FelCor Lodging Trust, Inc. REIT	1,695,606
64,213	First Financial Bankshares, Inc.(c)	1,886,578
80,431	Hanmi Financial Corp.	1,698,703
163,118	HFF, Inc., Class A	5,539,487
54,239	Horace Mann Educators Corp.	1,553,947
81,191	ICG Group, Inc.(b)	1,373,752
120,755	iStar Financial, Inc. REIT(b)	1,736,457
513,793	MGIC Investment Corp.(b)	3,796,930
41,464	Nelnet, Inc., Class A	1,709,561
103,380	NorthStar Realty Finance Corp. REIT(b)	1,664,418
42,984	Pinnacle Financial Partners, Inc.	1,590,408
58,329	PrivateBancorp, Inc.	1,679,875
174,625	Radian Group, Inc.	2,210,752
54,671	Stewart Information Services Corp.	1,611,154
248,319	Strategic Hotels & Resorts, Inc. REIT(b)	2,833,320
71,902	Western Alliance Bancorp(b)	1,646,556

		42,815,530

	Health Care - 20.4%
42,405	Acadia Healthcare Co., Inc.(b)	2,021,022
172,763	AcelRx Pharmaceuticals, Inc.(b)(c)	1,202,430
229,599	Achillion Pharmaceuticals, Inc.(b)(c)	1,572,753
190,240	Affymetrix, Inc.(b)	1,636,064
41,680	Air Methods Corp.(b)(c)	2,094,420
204,305	Akorn, Inc.(b)	6,932,069
170,543	Albany Molecular Research, Inc.(b)	3,247,139
39,770	Align Technology, Inc.(b)	2,155,932
38,142	Anika Therapeutics, Inc.(b)	1,604,252
92,239	AtriCure, Inc.(b)	1,519,176
141,110	BioDelivery Sciences International, Inc.(b)	1,799,152
86,158	Cambrex Corp.(b)	1,815,349
82,975	Cantel Medical Corp.	2,782,152
23,273	Centene Corp.(b)	1,677,751
37,525	CorVel Corp.(b)	1,511,507
46,096	DexCom, Inc.(b)	1,736,897
39,370	Enanta Pharmaceuticals, Inc.(b)	1,480,706
414,670	Exact Sciences Corp.(b)(c)	6,472,999
256,449	Horizon Pharma, Inc.(b)(c)	2,179,816
41,926	InterMune, Inc.(b)	1,839,294
126,897	Lannett Co., Inc.(b)	4,265,008
154,636	MannKind Corp.(b)(c)	1,292,757
237,563	Merrimack Pharmaceuticals, Inc.(b)	1,403,997
62,555	NPS Pharmaceuticals, Inc.(b)	1,747,787
98,961	Omeros Corp.(b)(c)	1,346,859
297,855	OPKO Health, Inc.(b)(c)	2,627,081
323,365	Pacific Biosciences of California, Inc.(b)	1,477,778
55,278	Pacira Pharmaceuticals, Inc.(b)	5,085,576
32,685	PAREXEL International Corp.(b)	1,750,609

Schedule of Investments(a)

232,426	Pernix Therapeutics Holdings(b)	$1,745,519
50,310	Prestige Brands Holdings, Inc.(b)	1,549,548
39,836	Receptos, Inc.(b)	1,649,609
104,631	Repligen Corp.(b)	2,194,112
122,895	Sangamo BioSciences, Inc.(b)(c)	1,459,993
36,515	Synageva BioPharma Corp.(b)	2,497,991
33,943	Team Health Holdings, Inc.(b)	1,919,477
180,690	TG Therapeutics, Inc.(b)(c)	1,429,258
108,387	Vanda Pharmaceuticals, Inc.(b)(c)	1,593,289

		84,317,128

	Industrials - 15.1%
95,290	AAON, Inc.	1,869,590
12,271	Acuity Brands, Inc.	1,316,310
31,343	Alamo Group, Inc.	1,489,733
49,133	Altra Industrial Motion Corp.	1,540,320
97,336	American Airlines Group, Inc.	3,781,504
50,607	ArcBest Corp.	1,605,760
45,696	Argan, Inc.	1,549,094
29,151	Deluxe Corp.	1,603,597
115,889	Federal Signal Corp.	1,675,755
89,253	GenCorp, Inc.(b)(c)	1,584,241
30,003	Greenbrier Cos., Inc. (The)	1,933,693
62,917	H&E Equipment Services, Inc.(b)	2,276,337
24,137	Huron Consulting Group, Inc.(b)	1,458,840
84,658	Lydall, Inc.(b)	2,135,921
105,723	Manitex International, Inc.(b)	1,461,092
130,414	Meritor, Inc.(b)	1,639,304
35,416	Mobile Mini, Inc.	1,337,308
39,057	Moog, Inc., Class A(b)	2,578,543
196,468	Mueller Water Products, Inc., Class A	1,522,627
66,306	NN, Inc.	1,922,874
19,021	Nortek, Inc.(b)	1,517,305
137,994	On Assignment, Inc.(b)	3,727,218
29,399	Park-Ohio Holdings Corp.	1,745,125
36,791	Patrick Industries, Inc.(b)	1,532,345
26,216	Power Solutions International, Inc.(b)	1,601,273
60,183	Primoris Services Corp.	1,437,170
43,162	Saia, Inc.(b)	1,970,345
32,120	Spirit Airlines, Inc.(b)	2,101,290
24,366	Standex International Corp.	1,606,938
67,221	Swift Transportation Co.(b)	1,374,670
17,624	Teledyne Technologies, Inc.(b)	1,607,309
22,304	Tennant Co.	1,627,077
56,303	USG Corp.(b)	1,489,214
24,112	VSE Corp.	1,436,352
63,145	YRC Worldwide, Inc.(b)(c)	1,653,136

		62,709,210

	Information Technology - 15.6%
91,279	ACI Worldwide, Inc.(b)	1,710,568
96,281	Alliance Fiber Optic Products, Inc.(c)	1,288,240
151,634	Amkor Technology, Inc.(b)	1,341,961
56,011	ARRIS Group, Inc.(b)	1,913,896
37,141	Aspen Technology, Inc.(b)	1,613,405
21,730	Belden, Inc.	1,475,467
45,054	Cognex Corp.(b)	1,846,313
90,731	CTS Corp.	1,577,812
24,431	Demandware, Inc.(b)	1,471,723
37,528	Electronics for Imaging, Inc.(b)	1,653,859
35,256	Envestnet, Inc.(b)	1,537,514
38,756	EPAM Systems, Inc.(b)	1,498,307
35,148	Euronet Worldwide, Inc.(b)	1,758,806
18,806	FEI Co.	1,440,540
167,152	GT Advanced Technologies, Inc.(b)(c)	2,313,384
18,897	Littelfuse, Inc.	1,642,527
36,367	LogMeIn, Inc.(b)	1,480,501
112,142	Maxwell Technologies, Inc.(b)	1,220,105

20,202	Mesa Laboratories, Inc.	$1,544,847
40,034	Monolithic Power Systems, Inc.	1,651,002
45,324	Proofpoint, Inc.(b)	1,598,578
118,594	Rambus, Inc.(b)	1,365,017
176,759	RF Micro Devices, Inc.(b)	1,972,630
20,529	Shutterstock, Inc.(b)	1,600,030
289,305	SunEdison, Inc.(b)	5,786,100
108,589	SunPower Corp. (France)(b)(c)	3,988,474
67,096	Super Micro Computer, Inc.(b)	1,755,902
18,855	Synaptics, Inc.(b)	1,361,897
42,438	Ubiquiti Networks, Inc.(b)(c)	1,622,405
66,500	Verint Systems, Inc.(b)	3,121,510
47,387	Virtusa Corp.(b)	1,482,265
110,280	Web.com Group, Inc.(b)	2,927,934
21,499	WEX, Inc.(b)	2,320,172
13,058	Zillow, Inc., Class A(b)(c)	1,874,215

		64,757,906

	Materials - 7.2%
139,155	Ferro Corp.(b)	1,745,004
52,731	Flotek Industries, Inc.(b)	1,521,289
392,732	Graphic Packaging Holding Co.(b)	4,712,784
310,451	Headwaters, Inc.(b)	3,318,721
221,674	KapStone Paper and Packaging Corp.(b)	6,592,585
66,275	Neenah Paper, Inc.	3,288,565
133,848	PolyOne Corp.	5,079,532
22,068	Quaker Chemical Corp.	1,558,221
33,532	US Silica Holdings, Inc.	1,885,169

		29,701,870

	Telecommunication Services - 0.9%
121,814	FairPoint Communications, Inc.(b)	1,778,484
169,427	Inteliquent, Inc.	1,797,621

		3,576,105

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $407,768,882)-100.0%	413,899,858

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 7.0%
28,985,529	Invesco Liquid Assets Portfolio - Institutional Class(d)(e) (Cost $28,985,529)	28,985,529

	Total Investments (Cost $436,754,411)(f)-107.0%	442,885,387
	Other assets less liabilities-(7.0)%	(29,082,511)

	Net Assets-100.0%	$413,802,876

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2014.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

Schedule of Investments(a)

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of July 31, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman & Co.	$27,515,654	$(27,515,654)	$—

*	Amount does not include excess collateral received, if any.
(f)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $438,104,760. The net unrealized appreciation was $4,780,627, which consisted of aggregate gross unrealized appreciation of $32,895,160 and aggregate gross unrealized depreciation of $28,114,533.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Consumer Discretionary Portfolio (PSCD)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Auto Components - 3.8%
34,942	Dorman Products, Inc.(b)	$1,515,784
25,634	Drew Industries, Inc.	1,153,530
23,744	Standard Motor Products, Inc.	855,971
26,621	Superior Industries International, Inc.	498,079

		4,023,364

	Automobiles - 0.7%
31,440	Winnebago Industries, Inc.(b)	738,840

	Distributors - 2.9%
51,823	Pool Corp.	2,837,827
22,844	VOXX International Corp.(b)	226,384

		3,064,211

	Diversified Consumer Services - 5.0%
20,171	American Public Education, Inc.(b)	720,105
12,628	Capella Education Co.	807,687
66,728	Career Education Corp.(b)	340,980
21,039	ITT Educational Services, Inc.(b)(c)	299,385
33,991	Matthews International Corp., Class A	1,478,268
50,372	Regis Corp.	701,682
12,515	Strayer Education, Inc.(b)	648,527
24,477	Universal Technical Institute, Inc.	292,990

		5,289,624

	Hotels, Restaurants & Leisure - 25.2%
1,688	Biglari Holdings, Inc.(b)(c)	717,417
28,902	BJ’s Restaurants, Inc.(b)	990,472
28,495	Bob Evans Farms, Inc.(c)	1,353,797
87,558	Boyd Gaming Corp.(b)	963,138
21,801	Buffalo Wild Wings, Inc.(b)	3,168,121
27,476	Cracker Barrel Old Country Store, Inc.	2,664,073
18,773	DineEquity, Inc.	1,521,552
45,974	Interval Leisure Group, Inc.	973,729
46,181	Jack in the Box, Inc.	2,641,091
20,915	Marcus Corp.	369,568
34,165	Marriott Vacations Worldwide Corp.(b)	1,966,196
11,351	Monarch Casino & Resort, Inc.(b)	141,660
34,180	Multimedia Games Holding Co., Inc.(b)	824,422
35,221	Papa John’s International, Inc.	1,468,363
68,737	Pinnacle Entertainment, Inc.(b)	1,498,467
15,010	Red Robin Gourmet Burgers, Inc.(b)	966,044
66,663	Ruby Tuesday, Inc.(b)	400,645
41,583	Ruth’s Hospitality Group, Inc.	471,967
55,444	Scientific Games Corp., Class A(b)	473,492
58,339	Sonic Corp.(b)	1,204,700
68,343	Texas Roadhouse, Inc.	1,700,374

		26,479,288

	Household Durables - 10.3%
30,049	Ethan Allen Interiors, Inc.	688,723
31,004	Helen of Troy Ltd.(b)	1,662,744
34,026	iRobot Corp.(b)(c)	1,101,422
60,409	La-Z-Boy, Inc.	1,271,005
28,241	M/I Homes, Inc.(b)	581,200

42,409	Meritage Homes Corp.(b)	$1,624,265
54,115	Ryland Group, Inc. (The)	1,737,091
173,905	Standard Pacific Corp.(b)	1,311,244
18,368	Universal Electronics, Inc.(b)	874,868

		10,852,562

	Internet & Catalog Retail - 1.9%
13,981	Blue Nile, Inc.(b)	360,011
21,855	FTD Cos., Inc.(b)	719,904
33,126	Nutrisystem, Inc.	531,672
23,302	PetMed Express, Inc.(c)	319,237

		1,930,824

	Leisure Products - 2.2%
14,886	Arctic Cat, Inc.	529,942
89,487	Callaway Golf Co.	680,101
22,391	Sturm Ruger & Co., Inc.(c)	1,118,654

		2,328,697

	Media - 2.3%
34,969	E.W. Scripps Co. (The), Class A(b)	758,128
50,724	Harte-Hanks, Inc.	332,749
30,102	Scholastic Corp.	1,066,213
26,666	Sizmek, Inc.(b)	242,394

		2,399,484

	Multi-line Retail - 1.3%
39,501	Fred’s, Inc., Class A	625,301
43,152	Tuesday Morning Corp.(b)	710,282

		1,335,583

	Specialty Retail - 29.8%
90,769	Aeropostale, Inc.(b)(c)	301,353
42,853	Barnes & Noble, Inc.(b)	892,199
20,683	Big 5 Sporting Goods Corp.	204,969
47,876	Brown Shoe Co., Inc.	1,349,624
32,384	Buckle, Inc. (The)(c)	1,441,088
29,761	Cato Corp. (The), Class A	918,424
25,205	Children’s Place, Inc. (The)	1,265,291
42,045	Christopher & Banks Corp.(b)	359,485
55,693	Finish Line, Inc. (The), Class A	1,464,169
48,724	Francesca’s Holdings Corp.(b)	622,693
27,664	Genesco, Inc.(b)	2,109,933
24,296	Group 1 Automotive, Inc.	1,795,960
23,129	Haverty Furniture Cos., Inc.	514,158
29,536	Hibbett Sports, Inc.(b)	1,474,142
17,372	Kirkland’s, Inc.(b)	326,767
26,210	Lithia Motors, Inc., Class A	2,328,759
31,636	Lumber Liquidators Holdings, Inc.(b)	1,715,304
28,617	MarineMax, Inc.(b)	477,045
52,560	Men’s Wearhouse, Inc. (The)	2,644,819
34,528	Monro Muffler Brake, Inc.	1,753,677
23,526	Outerwall, Inc.(b)(c)	1,294,401
61,465	Pep Boys-Manny, Moe & Jack (The)(b)	650,300
62,644	Select Comfort Corp.(b)	1,265,409
39,434	Sonic Automotive, Inc., Class A	959,035
36,614	Stage Stores, Inc.	659,784
32,523	Stein Mart, Inc.	422,149
35,499	Vitamin Shoppe, Inc.(b)	1,514,032
24,472	Zumiez, Inc.(b)	681,545

		31,406,514

	Textiles, Apparel & Luxury Goods - 14.7%
100,964	Crocs, Inc.(b)	1,602,299
20,593	G-III Apparel Group Ltd.(b)	1,599,458
56,161	Iconix Brand Group, Inc.(b)	2,371,679
20,734	Movado Group, Inc.	848,643
16,711	Oxford Industries, Inc.	995,474
14,331	Perry Ellis International, Inc.(b)	263,690
149,921	Quiksilver, Inc.(b)	448,264
45,491	Skechers U.S.A., Inc., Class A(b)	2,373,266

Schedule of Investments(a)

66,466	Steven Madden Ltd.(b)	$2,116,942
116,985	Wolverine World Wide, Inc.	2,838,056

		15,457,771

	Total Common Stocks (Cost $92,653,683)	105,306,762

	Money Market Fund - 0.0%
3,815	Invesco Premier Portfolio – Institutional Class(d) (Cost $3,815)	3,815

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $92,657,498)-100.1%	105,310,577

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 5.2%
5,492,375	Invesco Liquid Assets Portfolio - Institutional Class(d)(e) (Cost $5,492,375)	5,492,375

	Total Investments (Cost $98,149,873)(f)-105.3%	110,802,952
	Other assets less liabilities-(5.3)%	(5,527,192)

	Net Assets-100.0%	$105,275,760

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2014.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of July 31, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman & Co.	$5,339,448	$(5,339,448)	$—

*	Amount does not include excess collateral received, if any.
(f)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $99,934,728. The net unrealized appreciation was $10,868,224, which consisted of aggregate gross unrealized appreciation of $16,246,052 and aggregate gross unrealized depreciation of $5,377,828.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Consumer Staples Portfolio (PSCC)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Beverages - 8.2%
8,804	Boston Beer Co., Inc. (The), Class A(b)	$1,940,402

	Food & Staples Retailing - 20.0%
21,396	Andersons, Inc. (The)	1,155,812
38,212	Casey’s General Stores, Inc.	2,528,488
51,230	SpartanNash Co.	1,073,781

		4,758,081

	Food Products - 58.7%
25,876	Annie’s, Inc.(b)	755,062
32,852	B&G Foods, Inc.	922,156
21,060	Calavo Growers, Inc.	726,359
15,894	Cal-Maine Foods, Inc.	1,131,653
163,432	Darling International, Inc.(b)	3,059,447
33,361	Diamond Foods, Inc.(b)	896,076
12,017	J & J Snack Foods Corp.	1,082,611
11,752	Sanderson Farms, Inc.	1,070,490
10,774	Seneca Foods Corp., Class A(b)	308,352
40,709	Snyders-Lance, Inc.	1,009,990
40,798	TreeHouse Foods, Inc.(b)	2,998,653

		13,960,849

	Household Products - 6.8%
65,113	Central Garden & Pet Co., Class A(b)	607,504
15,159	WD-40 Co.	1,012,015

		1,619,519

	Personal Products - 5.1%
25,834	Inter Parfums, Inc.	675,042
18,346	Medifast, Inc.(b)	526,714

		1,201,756

	Tobacco - 1.2%
124,500	Alliance One International, Inc.(b)	282,615

	Total Common Stocks (Cost $25,215,922)	23,763,222

	Money Market Fund - 0.0%
1,716	Invesco Premier Portfolio – Institutional Class(c) (Cost $1,716)	1,716

	Total Investments (Cost $25,217,638)(d)-100.0%	23,764,938
	Other assets less liabilities-0.0%	1,166

	Net Assets-100.0%	$23,766,104

Notes to Schedule of Investments

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $25,805,380. The net unrealized depreciation was $2,040,442, which consisted of aggregate gross unrealized appreciation of $900,973 and aggregate gross unrealized depreciation of $2,941,415.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Energy Portfolio (PSCE)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Energy Equipment & Services - 51.5%
62,240	Basic Energy Services, Inc.(b)	$1,493,138
63,287	Bristow Group, Inc.	4,516,793
81,795	C&J Energy Services, Inc.(b)	2,450,578
33,650	Era Group, Inc.(b)	901,820
105,518	Exterran Holdings, Inc.	4,458,135
23,360	Geospace Technologies Corp.(b)	940,006
21,917	Gulf Island Fabrication, Inc.	427,381
58,025	Hornbeck Offshore Services, Inc.(b)	2,535,693
227,576	ION Geophysical Corp.(b)	853,410
46,975	Matrix Service Co.(b)	1,261,279
150,906	Newpark Resources, Inc.(b)	1,845,580
111,597	Pioneer Energy Services Corp.(b)	1,641,592
34,106	SEACOR Holdings, Inc.(b)	2,590,692
57,060	Tesco Corp.	1,113,811
140,370	TETRA Technologies, Inc.(b)	1,545,474

		28,575,382

	Oil, Gas & Consumable Fuels - 48.6%
63,019	Approach Resources, Inc.(b)	1,325,920
377,531	Arch Coal, Inc.	1,121,267
73,621	Carrizo Oil & Gas, Inc.(b)	4,521,065
108,362	Cloud Peak Energy, Inc.(b)	1,677,444
79,121	Comstock Resources, Inc.	1,872,003
27,552	Contango Oil & Gas Co.(b)	1,108,417
211,743	Forest Oil Corp.(b)	431,956
55,881	Green Plains, Inc.	2,094,979
99,876	Northern Oil and Gas, Inc.(b)	1,607,005
63,658	PDC Energy, Inc.(b)	3,454,083
94,494	Penn Virginia Corp.(b)	1,230,312
103,270	PetroQuest Energy, Inc.(b)	661,961
98,552	Stone Energy Corp.(b)	3,749,903
77,910	Swift Energy Co.(b)	860,905
113,934	Synergy Resources Corp.(b)	1,198,586

		26,915,806

	Total Investments (Cost $54,611,764)(c)-100.1%	55,491,188
	Other assets less liabilities-(0.1)%	(44,319)

	Net Assets-100.0%	$55,446,869

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $55,683,350. The net unrealized depreciation was $192,162, which consisted of aggregate gross unrealized appreciation of $6,125,650 and aggregate gross unrealized depreciation of $6,317,812.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Financials Portfolio (PSCF)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Banks - 32.4%
47,852	Bank of the Ozarks, Inc.	$1,472,406
14,531	Banner Corp.	584,727
59,007	BBCN Bancorp, Inc.	886,285
59,390	Boston Private Financial Holdings, Inc.	741,187
23,704	Cardinal Financial Corp.	418,613
11,644	City Holding Co.	484,973
39,046	Columbia Banking System, Inc.	995,283
30,170	Community Bank System, Inc.	1,062,889
69,898	CVB Financial Corp.	1,068,740
123,389	F.N.B. Corp.	1,517,685
74,472	First BanCorp.(b)	382,786
69,802	First Commonwealth Financial Corp.	597,505
42,838	First Financial Bancorp	699,973
45,118	First Financial Bankshares, Inc.	1,325,567
55,873	First Midwest Bancorp, Inc.	905,143
55,227	Glacier Bancorp, Inc.	1,462,411
23,577	Hanmi Financial Corp.	497,946
35,265	Home BancShares, Inc.	1,060,066
17,740	Independent Bank Corp.	647,687
40,891	MB Financial, Inc.	1,101,604
82,645	National Penn Bancshares, Inc.	851,244
32,431	NBT Bancorp, Inc.	757,913
78,463	Old National Bancorp	1,049,835
24,818	Pinnacle Financial Partners, Inc.	918,266
49,612	PrivateBancorp, Inc.	1,428,826
22,039	S&T Bancorp, Inc.	536,209
12,097	Simmons First National Corp., Class A	479,404
58,330	Sterling Bancorp	694,127
139,147	Susquehanna Bancshares, Inc.	1,416,516
11,358	Taylor Capital Group, Inc.(b)	242,153
31,938	Texas Capital Bancshares, Inc.(b)	1,662,373
8,815	Tompkins Financial Corp.	392,091
27,969	UMB Financial Corp.	1,583,884
46,618	United Bankshares, Inc.	1,495,505
28,968	United Community Banks, Inc.	479,420
26,621	ViewPoint Financial Group, Inc.	669,252
50,498	Wilshire Bancorp, Inc.	475,691
34,516	Wintrust Financial Corp.	1,599,126

		34,645,311

	Capital Markets - 9.0%
14,201	Calamos Asset Management, Inc., Class A	168,424
25,842	Evercore Partners, Inc., Class A	1,409,939
38,155	Financial Engines, Inc.	1,486,137
28,216	FXCM, Inc., Class A	384,302
19,726	Greenhill & Co., Inc.	902,859
24,890	HFF, Inc., Class A	845,264
26,698	Investment Technology Group, Inc.(b)	488,306
12,075	Piper Jaffray Cos.(b)	623,070
45,148	Stifel Financial Corp.(b)	2,067,327
21,641	SWS Group, Inc.(b)	154,950
5,233	Virtus Investment Partners, Inc.	1,073,027

		9,603,605

	Consumer Finance - 6.0%
20,878	Cash America International, Inc.	$926,774
17,557	Encore Capital Group, Inc.(b)	745,821
40,331	EZCORP, Inc., Class A(b)	394,841
21,472	First Cash Financial Services, Inc.(b)	1,211,236
22,959	Green Dot Corp., Class A(b)	413,032
37,126	Portfolio Recovery Associates, Inc.(b)	2,188,949
6,743	World Acceptance Corp.(b)	546,722

		6,427,375

	Diversified Financial Services - 2.2%
35,710	Interactive Brokers Group, Inc., Class A	821,866
27,974	MarketAxess Holdings, Inc.	1,572,978

		2,394,844

	Insurance - 8.7%
13,849	AMERISAFE, Inc.	506,874
14,109	eHealth, Inc.(b)	292,056
23,269	Employers Holdings, Inc.	495,630
7,416	HCI Group, Inc.	295,898
30,233	Horace Mann Educators Corp.	866,176
8,545	Infinity Property & Casualty Corp.	553,374
34,645	Meadowbrook Insurance Group, Inc.	208,909
7,929	Navigators Group, Inc. (The)(b)	482,083
44,032	ProAssurance Corp.	1,921,116
25,506	RLI Corp.	1,090,127
9,521	Safety Insurance Group, Inc.	476,145
41,732	Selective Insurance Group, Inc.	930,206
15,530	Stewart Information Services Corp.	457,669
16,012	United Fire Group, Inc.	452,499
21,609	Universal Insurance Holdings, Inc.	260,605

		9,289,367

	Real Estate Investment Trusts - 37.5%
42,552	Acadia Realty Trust REIT	1,201,243
11,129	Agree Realty Corp. REIT	325,857
26,459	American Assets Trust, Inc. REIT	907,279
42,732	Associated Estates Realty Corp. REIT	755,075
71,089	Capstead Mortgage Corp. REIT	912,783
14,706	CareTrust REIT, Inc. REIT(b)	250,884
50,671	Cedar Realty Trust, Inc. REIT	319,227
37,105	Chesapeake Lodging Trust REIT	1,101,276
16,053	CoreSite Realty Corp. REIT	524,291
149,268	Cousins Properties, Inc. REIT	1,847,938
145,119	DiamondRock Hospitality Co. REIT	1,779,159
23,213	EastGroup Properties, Inc. REIT	1,447,563
101,024	Education Realty Trust, Inc. REIT	1,066,813
39,638	EPR Properties REIT	2,136,488
64,702	Franklin Street Properties Corp. REIT	785,482
53,819	Geo Group, Inc. (The) REIT	1,851,912
19,814	Getty Realty Corp. REIT	363,983
50,602	Government Properties Income Trust REIT	1,181,557
71,224	Healthcare Realty Trust, Inc. REIT	1,759,233
62,217	Inland Real Estate Corp. REIT	643,324
246,684	Kite Realty Group Trust REIT	1,504,772
152,028	Lexington Realty Trust REIT	1,663,186
25,845	LTC Properties, Inc. REIT	990,639
127,886	Medical Properties Trust, Inc. REIT	1,721,346
53,621	Parkway Properties, Inc. REIT	1,111,563
51,027	Pennsylvania Real Estate Investment Trust REIT	981,249
40,299	Post Properties, Inc. REIT	2,184,206
14,960	PS Business Parks, Inc. REIT	1,234,200
64,865	Retail Opportunity Investments Corp. REIT	1,000,867
35,084	Sabra Health Care REIT, Inc. REIT	971,827
9,472	Saul Centers, Inc. REIT	451,530
24,428	Sovran Self Storage, Inc. REIT	1,874,116
71,081	Tanger Factory Outlet Centers, Inc. REIT	2,462,957
9,580	Universal Health Realty Income Trust REIT	402,935

Schedule of Investments(a)

18,973	Urstadt Biddle Properties, Inc., Class A REIT	$388,757

		40,105,517

	Real Estate Management & Development - 0.4%
25,859	Forestar Group, Inc.(b)	483,563

	Thrifts & Mortgage Finance - 3.8%
32,196	Bank Mutual Corp.	194,142
9,169	BofI Holding, Inc.(b)	683,916
52,363	Brookline Bancorp, Inc.	472,838
21,929	Dime Community Bancshares, Inc.	331,566
70,258	Northwest Bancshares, Inc.	871,199
29,182	Oritani Financial Corp.	431,894
39,820	Provident Financial Services, Inc.	665,392
70,205	TrustCo Bank Corp. NY	462,651

		4,113,598

	Total Investments (Cost $85,500,162)(c)-100.0%	107,063,180
	Other assets less liabilities-0.0%	5,767

	Net Assets-100.0%	$107,068,947

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $86,722,356. The net unrealized appreciation was $20,340,824, which consisted of aggregate gross unrealized appreciation of $22,762,279 and aggregate gross unrealized depreciation of $2,421,455.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Health Care Portfolio (PSCH)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Biotechnology - 5.7%
82,097	Acorda Therapeutics, Inc.(b)	$2,402,979
58,240	Emergent Biosolutions, Inc.(b)	1,281,280
40,840	Ligand Pharmaceuticals, Inc., Class B(b)	2,008,103
91,466	Momenta Pharmaceuticals, Inc.(b)	973,198
59,747	Repligen Corp.(b)	1,252,895
108,557	Spectrum Pharmaceuticals, Inc.(b)	764,241

		8,682,696

	Health Care Equipment & Supplies - 30.0%
41,600	Abaxis, Inc.	1,972,256
70,025	Abiomed, Inc.(b)	1,792,640
24,386	Analogic Corp.	1,753,597
23,303	Anika Therapeutics, Inc.(b)	980,124
66,071	Cantel Medical Corp.	2,215,361
53,633	CONMED Corp.	2,091,687
49,808	CryoLife, Inc.	490,609
47,608	Cyberonics, Inc.(b)	2,831,248
38,262	Cynosure, Inc., Class A(b)	870,078
49,046	Greatbatch, Inc.(b)	2,428,267
102,615	Haemonetics Corp.(b)	3,650,016
26,676	ICU Medical, Inc.(b)	1,553,877
46,866	Integra LifeSciences Holdings Corp.(b)	2,222,386
57,026	Invacare Corp.	853,679
101,780	Masimo Corp.(b)	2,450,862
81,890	Meridian Bioscience, Inc.	1,614,052
80,448	Merit Medical Systems, Inc.(b)	1,032,952
57,006	Natus Medical, Inc.(b)	1,640,063
72,282	Neogen Corp.(b)	3,155,832
91,861	NuVasive, Inc.(b)	3,433,764
26,790	SurModics, Inc.(b)	508,742
73,883	Symmetry Medical, Inc.(b)	650,909
139,313	West Pharmaceutical Services, Inc.	5,677,005

		45,870,006

	Health Care Providers & Services - 30.8%
69,461	Air Methods Corp.(b)	3,490,415
16,570	Almost Family, Inc.(b)	388,401
64,661	Amedisys, Inc.(b)	1,304,859
91,630	AMN Healthcare Services, Inc.(b)	1,200,353
79,224	AmSurg Corp.(b)	3,783,738
48,611	Bio-Reference Labs, Inc.(b)	1,525,899
113,705	Centene Corp.(b)	8,196,994
34,575	Chemed Corp.	3,521,464
22,267	CorVel Corp.(b)	896,915
53,335	Cross Country Healthcare, Inc.(b)	383,479
38,966	Ensign Group, Inc. (The)	1,283,151
57,353	Gentiva Health Services, Inc.(b)	1,038,089
69,388	Hanger, Inc.(b)	2,196,130
69,506	Healthways, Inc.(b)	1,201,759
33,760	IPC The Hospitalist Co., Inc.(b)	1,660,317
125,748	Kindred Healthcare, Inc.	3,005,377
18,823	Landauer, Inc.	812,213
24,184	LHC Group, Inc.(b)	567,840
54,327	Magellan Health, Inc.(b)	3,129,235
56,545	Molina Healthcare, Inc.(b)	2,309,863
25,351	MWI Veterinary Supply, Inc.(b)	3,581,082

59,102	PharMerica Corp.(b)	$1,595,163

		47,072,736

	Health Care Technology - 8.3%
20,680	Computer Programs & Systems, Inc.	1,361,158
40,739	HealthStream, Inc.(b)	1,016,845
120,223	MedAssets, Inc.(b)	2,553,537
100,242	Medidata Solutions, Inc.(b)	4,494,851
72,135	Omnicell, Inc.(b)	1,976,499
86,635	Quality Systems, Inc.	1,343,709

		12,746,599

	Life Sciences Tools & Services - 6.9%
143,356	Affymetrix, Inc.(b)	1,232,862
37,628	Albany Molecular Research, Inc.(b)	716,437
60,343	Cambrex Corp.(b)	1,271,427
74,576	Luminex Corp.(b)	1,357,283
112,118	PAREXEL International Corp.(b)	6,005,040

		10,583,049

	Pharmaceuticals - 18.3%
141,355	Akorn, Inc.(b)	4,796,175
114,276	Depomed, Inc.(b)	1,137,046
128,437	Impax Laboratories, Inc.(b)	3,004,142
55,374	Lannett Co., Inc.(b)	1,861,120
128,161	Medicines Co. (The)(b)	2,995,123
102,144	Prestige Brands Holdings, Inc.(b)	3,146,035
110,588	Questcor Pharmaceuticals, Inc.	9,949,602
42,071	Sagent Pharmaceuticals, Inc.(b)	1,071,969

		27,961,212

	Total Common Stocks (Cost $140,686,888)	152,916,298

	Money Market Fund - 0.0%
40,013	Invesco Premier Portfolio – Institutional Class(c) (Cost $40,013)	40,013

	Total Investments (Cost $140,726,901)(d)-100.0%	152,956,311
	Other assets less liabilities-(0.0)%	(10,322)

	Net Assets-100.0%	$152,945,989

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $143,066,595. The net unrealized appreciation was $9,889,716, which consisted of aggregate gross unrealized appreciation of $22,501,834 and aggregate gross unrealized depreciation of $12,612,118.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P SmallCap Industrials Portfolio (PSCI)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Aerospace & Defense - 16.3%
43,183	AAR Corp.	$1,161,623
21,561	Aerovironment, Inc.(b)	678,956
8,606	American Science & Engineering, Inc.	540,457
22,804	Cubic Corp.	1,000,183
52,591	Curtiss-Wright Corp.	3,340,054
19,160	Engility Holdings, Inc.(b)	662,170
63,625	GenCorp, Inc.(b)	1,129,344
48,553	Moog, Inc., Class A(b)	3,205,469
5,353	National Presto Industries, Inc.	343,127
66,100	Orbital Sciences Corp.(b)	1,696,787
58,787	TASER International, Inc.(b)	708,971
40,955	Teledyne Technologies, Inc.(b)	3,735,096

		18,202,237

	Air Freight & Logistics - 4.6%
27,537	Atlas Air Worldwide Holdings, Inc.(b)	942,316
34,051	Forward Air Corp.	1,524,463
37,999	Hub Group, Inc., Class A(b)	1,754,794
100,062	UTi Worldwide, Inc.(b)	946,587

		5,168,160

	Airlines - 2.2%
15,439	Allegiant Travel Co.	1,818,097
55,763	SkyWest, Inc.	596,106

		2,414,203

	Building Products - 5.9%
45,559	AAON, Inc.	893,867
13,228	American Woodmark Corp.(b)	388,903
31,766	Apogee Enterprises, Inc.	1,030,807
31,598	Gibraltar Industries, Inc.(b)	464,175
47,593	Griffon Corp.	512,577
34,541	PGT, Inc.(b)	319,850
40,942	Quanex Building Products Corp.	699,699
44,864	Simpson Manufacturing Co., Inc.	1,364,314
21,880	Universal Forest Products, Inc.	957,906

		6,632,098

	Commercial Services & Supplies - 13.7%
56,840	ABM Industries, Inc.	1,398,833
50,276	Brady Corp., Class A	1,314,717
52,860	Brink’s Co. (The)	1,418,762
21,771	G&K Services, Inc., Class A	1,046,967
76,686	Healthcare Services Group, Inc.	2,004,572
63,837	Interface, Inc.	1,011,817
44,874	Mobile Mini, Inc.	1,694,442
70,890	Tetra Tech, Inc.	1,721,209
16,651	UniFirst Corp.	1,618,644
42,985	United Stationers, Inc.	1,658,361
22,308	Viad Corp.	473,376

		15,361,700

	Construction & Engineering - 5.3%
41,446	Aegion Corp.(b)	949,528
41,114	Comfort Systems USA, Inc.	612,599
37,049	Dycom Industries, Inc.(b)	1,041,818
73,428	EMCOR Group, Inc.	3,005,408

29,918	Orion Marine Group, Inc.(b)	$323,413

		5,932,766

	Electrical Equipment - 7.9%
27,913	AZZ, Inc.	1,218,123
20,345	Encore Wire Corp.	853,269
51,206	EnerSys	3,247,997
42,690	Franklin Electric Co., Inc.	1,564,589
53,093	General Cable Corp.	1,180,257
10,097	Powell Industries, Inc.	589,766
19,769	Vicor Corp.(b)	155,780

		8,809,781

	Machinery - 24.1%
77,503	Actuant Corp., Class A	2,501,797
30,887	Albany International Corp., Class A	1,106,990
20,501	Astec Industries, Inc.	796,874
51,466	Barnes Group, Inc.	1,762,710
50,992	Briggs & Stratton Corp.	934,683
19,273	CIRCOR International, Inc.	1,385,151
24,793	EnPro Industries, Inc.(b)	1,696,337
28,976	ESCO Technologies, Inc.	972,145
68,622	Federal Signal Corp.	992,274
68,542	Hillenbrand, Inc.	2,059,687
29,892	John Bean Technologies Corp.	778,687
14,030	Lindsay Corp.	1,135,729
18,570	Lydall, Inc.(b)	468,521
61,866	Mueller Industries, Inc.	1,721,731
13,942	Standex International Corp.	919,475
20,105	Tennant Co.	1,466,660
58,482	Titan International, Inc.	872,551
60,756	Toro Co. (The)	3,604,653
31,092	Watts Water Technologies, Inc., Class A	1,817,638

		26,994,293

	Marine - 1.1%
46,894	Matson, Inc.	1,263,793

	Professional Services - 8.9%
15,776	CDI Corp.	218,813
14,300	Exponent, Inc.	1,016,444
17,683	Heidrick & Struggles International, Inc.	330,142
24,802	Insperity, Inc.	791,432
29,817	Kelly Services, Inc., Class A	475,283
54,276	Korn/Ferry International(b)	1,596,800
53,637	Navigant Consulting, Inc.(b)	875,356
50,989	On Assignment, Inc.(b)	1,377,213
42,294	Resources Connection, Inc.	638,639
44,931	TrueBlue, Inc.(b)	1,212,688
32,949	WageWorks, Inc.(b)	1,375,291

		9,908,101

	Road & Rail - 5.5%
26,667	ArcBest Corp.	846,144
23,810	Celadon Group, Inc.	505,724
54,558	Heartland Express, Inc.	1,224,827
66,151	Knight Transportation, Inc.	1,584,978
27,679	Roadrunner Transportation Systems, Inc.(b)	695,850
26,915	Saia, Inc.(b)	1,228,670

		6,086,193

	Trading Companies & Distributors - 4.5%
29,473	Aceto Corp.	493,967
45,588	Applied Industrial Technologies, Inc.	2,209,194
11,587	DXP Enterprises, Inc.(b)	823,025
29,887	Kaman Corp.	1,195,779
8,905	Veritiv Corp.(b)	355,488

		5,077,453

	Total Common Stocks (Cost $103,046,018)	111,850,778

Schedule of Investments(a)

	Money Market Fund - 0.0%
12,204	Invesco Premier Portfolio – Institutional Class(c) (Cost $12,204)	$12,204

	Total Investments (Cost $103,058,222)(d)-100.0%	111,862,982
	Other assets less liabilities-(0.0)%	(9,509)

	Net Assets-100.0%	$111,853,473

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $103,701,561. The net unrealized appreciation was $8,161,421, which consisted of aggregate gross unrealized appreciation of $12,335,538 and aggregate gross unrealized depreciation of $4,174,117.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Information Technology Portfolio (PSCT)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Communications Equipment - 6.4%
20,148	Bel Fuse, Inc., Class B	$476,298
31,307	Black Box Corp.	648,055
67,974	CalAmp Corp.(b)	1,156,238
32,266	Comtech Telecommunications Corp.	1,090,591
51,057	Digi International, Inc.(b)	421,731
190,727	Harmonic, Inc.(b)	1,144,362
113,403	Ixia(b)	1,213,412
73,467	NETGEAR, Inc.(b)	2,300,252
34,630	Oplink Communications, Inc.(b)	660,048
41,573	Procera Networks, Inc.(b)	416,146
85,873	ViaSat, Inc.(b)	5,020,994

		14,548,127

	Electronic Equipment, Instruments & Components - 27.4%
28,482	Agilysys, Inc.(b)	374,538
53,906	Anixter International, Inc.	4,634,299
29,057	Badger Meter, Inc.	1,449,944
108,484	Benchmark Electronics, Inc.(b)	2,619,889
83,863	Checkpoint Systems, Inc.(b)	1,026,483
166,011	Cognex Corp.(b)	6,803,131
50,174	Coherent, Inc.(b)	2,955,750
68,019	CTS Corp.	1,182,850
77,227	Daktronics, Inc.	857,220
34,144	DTS, Inc.(b)	617,665
51,169	Electro Scientific Industries, Inc.	305,991
59,347	Fabrinet (Thailand)(b)	1,103,854
34,680	FARO Technologies, Inc.(b)	1,755,848
108,438	II-VI, Inc.(b)	1,487,769
82,370	Insight Enterprises, Inc.(b)	2,163,860
45,297	Littelfuse, Inc.	3,937,215
30,468	Measurement Specialties, Inc.(b)	2,619,943
66,915	Mercury Systems, Inc.(b)	739,411
72,490	Methode Electronics, Inc.	2,318,230
30,465	MTS Systems Corp.	2,010,690
80,205	Newport Corp.(b)	1,388,349
37,721	OSI Systems, Inc.(b)	2,500,902
42,021	Park Electrochemical Corp.	1,183,311
68,257	Plexus Corp.(b)	2,684,548
56,413	Rofin-Sinar Technologies, Inc.(b)	1,231,496
36,466	Rogers Corp.(b)	2,091,690
165,650	Sanmina Corp.(b)	3,857,989
57,386	ScanSource, Inc.(b)	2,054,993
55,076	SYNNEX Corp.(b)	3,552,402
110,692	TTM Technologies, Inc.(b)	831,297

		62,341,557

	Internet Software & Services - 10.1%
85,035	Blucora, Inc.(b)	1,451,547
64,862	comScore, Inc.(b)	2,347,356
88,407	Dealertrack Technologies, Inc.(b)	3,321,451
74,325	Dice Holdings, Inc.(b)	680,817
55,852	Digital River, Inc.(b)	798,125
89,949	j2 Global, Inc.	4,400,305

52,282	Liquidity Services, Inc.(b)	$705,284
99,250	LivePerson, Inc.(b)	1,169,165
45,929	LogMeIn, Inc.(b)	1,869,770
183,152	Monster Worldwide, Inc.(b)	1,190,488
120,736	NIC, Inc.	2,036,816
69,544	Perficient, Inc.(b)	1,181,553
58,188	QuinStreet, Inc.(b)	290,358
29,631	Stamps.com, Inc.(b)	937,229
49,831	XO Group, Inc.(b)	556,612

		22,936,876

	IT Services - 12.5%
47,280	CACI International, Inc., Class A(b)	3,261,847
89,508	Cardtronics, Inc.(b)	3,451,428
139,045	CIBER, Inc.(b)	485,267
68,600	CSG Systems International, Inc.	1,786,344
61,805	ExlService Holdings, Inc.(b)	1,733,630
24,236	Forrester Research, Inc.	937,448
72,115	Heartland Payment Systems, Inc.	3,425,463
59,172	iGATE Corp.(b)	2,111,257
47,936	ManTech International Corp., Class A	1,294,272
136,227	MAXIMUS, Inc.	5,634,349
78,664	Sykes Enterprises, Inc.(b)	1,628,345
37,800	TeleTech Holdings, Inc.(b)	1,040,634
52,350	Virtusa Corp.(b)	1,637,508

		28,427,792

	Semiconductors & Semiconductor Equipment - 23.6%
76,106	Advanced Energy Industries, Inc.(b)	1,280,103
134,433	Brooks Automation, Inc.	1,368,528
48,526	Cabot Microelectronics Corp.(b)	1,950,260
42,230	CEVA, Inc.(b)	600,933
124,879	Cirrus Logic, Inc.(b)	2,801,036
47,250	Cohu, Inc.	526,838
73,451	Diodes, Inc.(b)	1,873,001
44,566	DSP Group, Inc.(b)	395,300
178,810	Entropic Communications, Inc.(b)	498,880
95,549	Exar Corp.(b)	920,137
274,460	GT Advanced Technologies, Inc.(b)	3,798,526
122,126	Kopin Corp.(b)	418,892
154,109	Kulicke & Soffa Industries, Inc. (Singapore)(b)	2,098,965
90,914	Micrel, Inc.	950,960
191,102	Microsemi Corp.(b)	4,582,626
107,728	MKS Instruments, Inc.	3,423,596
70,695	Monolithic Power Systems, Inc.	2,915,462
45,681	Nanometrics, Inc.(b)	710,796
40,610	Pericom Semiconductor Corp.(b)	358,586
61,212	Power Integrations, Inc.	3,295,042
46,846	Rubicon Technology, Inc.(b)	352,750
66,868	Rudolph Technologies, Inc.(b)	615,854
72,486	Synaptics, Inc.(b)	5,235,664
96,827	Tessera Technologies, Inc.	2,460,374
344,770	TriQuint Semiconductor, Inc.(b)	6,198,965
56,444	Ultratech, Inc.(b)	1,336,594
80,572	Veeco Instruments, Inc.(b)	2,796,654

		53,765,322

	Software - 16.5%
92,887	Blackbaud, Inc.	3,409,882
75,684	Bottomline Technologies (de), Inc.(b)	2,142,614
64,882	Ebix, Inc.	814,918
62,473	Epiq Systems, Inc.	900,861
32,678	Interactive Intelligence Group, Inc.(b)	1,482,601
152,510	Manhattan Associates, Inc.(b)	4,477,693
18,193	MicroStrategy, Inc., Class A(b)	2,603,964
79,533	Monotype Imaging Holdings, Inc.	2,377,241
74,362	NetScout Systems, Inc.(b)	3,162,616

Schedule of Investments(a)

103,366	Progress Software Corp.(b)	$2,396,024
62,146	Synchronoss Technologies, Inc.(b)	2,511,320
189,199	Take-Two Interactive Software, Inc.(b)	4,234,273
69,279	Tangoe, Inc.(b)	956,050
58,453	Tyler Technologies, Inc.(b)	5,303,441
59,068	VASCO Data Security International, Inc.(b)	801,553

		37,575,051

	Technology Hardware, Storage & Peripherals - 3.5%
93,741	Electronics for Imaging, Inc.(b)	4,131,166
48,122	Intevac, Inc.(b)	305,093
175,475	QLogic Corp.(b)	1,596,823
68,714	Super Micro Computer, Inc.(b)	1,798,245

		7,831,327

	Total Common Stocks (Cost $204,321,505)	227,426,052

	Money Market Fund - 0.0%
1,563	Invesco Premier Portfolio - Institutional Class(c) (Cost $1,563)	1,563

	Total Investments (Cost $204,323,068)(d)-100.0%	227,427,615
	Other assets less liabilities-(0.0)%	(26,436)

	Net Assets-100.0%	$227,401,179

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $206,958,304. The net unrealized appreciation was $20,469,311, which consisted of aggregate gross unrealized appreciation of $32,577,594 and aggregate gross unrealized depreciation of $12,108,283.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Materials Portfolio (PSCM)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Chemicals - 40.3%
43,397	A. Schulman, Inc.	$1,724,597
37,167	American Vanguard Corp.	471,649
45,198	Balchem Corp.	2,259,900
79,166	Calgon Carbon Corp.(b)	1,678,319
70,333	Flotek Industries, Inc.(b)	2,029,107
33,494	FutureFuel Corp.	527,865
74,441	H.B. Fuller Co.	3,323,791
14,035	Hawkins, Inc.	480,699
32,603	Innophos Holdings, Inc.	1,970,199
82,524	Intrepid Potash, Inc.(b)	1,222,180
30,393	Koppers Holdings, Inc.	1,095,060
48,704	Kraton Performance Polymers, Inc.(b)	1,003,789
28,464	LSB Industries, Inc.(b)	1,096,149
47,713	OM Group, Inc.	1,348,847
19,654	Quaker Chemical Corp.	1,387,769
28,249	Stepan Co.	1,359,342
37,442	Tredegar Corp.	731,617
34,160	Zep, Inc.	532,554

		24,243,433

	Construction Materials - 1.9%
109,133	Headwaters, Inc.(b)	1,166,632

	Containers & Packaging - 1.2%
38,948	Myers Industries, Inc.	719,759

	Metals & Mining - 34.5%
25,467	A.M. Castle & Co.(b)	210,867
203,143	AK Steel Holding Corp.(b)	1,848,601
76,521	Century Aluminum Co.(b)	1,438,595
94,323	Globe Specialty Metals, Inc.	1,794,967
18,430	Haynes International, Inc.	917,814
26,791	Kaiser Aluminum Corp.	2,068,801
30,601	Materion Corp.	988,718
13,539	Olympic Steel, Inc.	296,910
45,612	RTI International Metals, Inc.(b)	1,133,914
178,016	Stillwater Mining Co.(b)	3,186,487
103,682	SunCoke Energy, Inc.(b)	2,367,060
79,881	US Silica Holdings, Inc.	4,490,910

		20,743,644

	Paper & Forest Products - 22.1%
46,842	Boise Cascade Co.(b)	1,318,602
30,344	Clearwater Paper Corp.(b)	2,051,255
16,619	Deltic Timber Corp.	1,015,421
119,673	KapStone Paper and Packaging Corp.(b)	3,559,075
24,607	Neenah Paper, Inc.	1,220,999
63,998	P.H. Glatfelter Co.	1,523,152
45,264	Schweitzer-Mauduit International, Inc.	1,848,129
73,956	Wausau Paper Corp.	744,737

		13,281,370

	Total Investments (Cost $57,692,492)(c)-100.0%	60,154,838
	Other assets less liabilities-0.0%	22,039

	Net Assets-100.0%	$60,176,877

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $57,870,064. The net unrealized appreciation was $2,284,774, which consisted of aggregate gross unrealized appreciation of $5,766,373 and aggregate gross unrealized depreciation of $3,481,599.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Utilities Portfolio (PSCU)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Diversified Telecommunication Services - 18.2%
214,010	8x8, Inc.(b)	$1,729,201
26,045	Atlantic Tele-Network, Inc.	1,523,893
460,296	Cincinnati Bell, Inc.(b)	1,753,727
81,997	General Communication, Inc., Class A(b)	905,247
46,712	Lumos Networks Corp.	716,562

		6,628,630

	Electric Utilities - 25.4%
35,555	ALLETE, Inc.	1,668,241
45,745	El Paso Electric Co.	1,685,703
74,091	UIL Holdings Corp.	2,601,335
54,654	UNS Energy Corp.	3,302,195

		9,257,474

	Gas Utilities - 39.2%
35,938	Laclede Group, Inc. (The)	1,688,367
55,223	New Jersey Resources Corp.	2,820,791
37,771	Northwest Natural Gas Co.	1,632,463
102,426	Piedmont Natural Gas Co., Inc.	3,553,158
29,578	South Jersey Industries, Inc.	1,584,494
60,946	Southwest Gas Corp.	3,018,655

		14,297,928

	Multi-Utilities - 9.1%
55,134	Avista Corp.	1,710,808
35,094	NorthWestern Corp.	1,622,045

		3,332,853

	Water Utilities - 4.5%
54,308	American States Water Co.	1,659,109

	Wireless Telecommunication Services - 3.6%
39,973	NTELOS Holdings Corp.	481,275
56,292	Spok Holdings, Inc.	842,691

		1,323,966

	Total Common Stocks (Cost $30,821,596)	36,499,960

	Money Market Fund - 0.0%
9,304	Invesco Premier Portfolio – Institutional Class(c) (Cost $9,304)	9,304

	Total Investments (Cost $30,830,900)(d)-100.0%	36,509,264
	Other assets less liabilities-0.0%	15,207

	Net Assets-100.0%	$36,524,471

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $31,072,556. The net unrealized appreciation was $5,436,708, which consisted of aggregate gross unrealized appreciation of $6,279,547 and aggregate gross unrealized depreciation of $842,839.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares KBW Bank Portfolio (KBWB)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Asset Management & Custody Banks - 8.1%
217,272	Bank of New York Mellon Corp. (The)	$8,482,299
64,028	Northern Trust Corp.	4,282,833
88,654	State Street Corp.	6,244,788

		19,009,920

	Consumer Finance - 4.1%
120,597	Capital One Financial Corp.	9,592,285

	Diversified Banks - 43.1%
1,203,862	Bank of America Corp.	18,358,895
381,352	Citigroup, Inc.	18,651,926
207,984	Comerica, Inc.	10,453,276
327,174	JPMorgan Chase & Co.	18,868,125
361,229	U.S. Bancorp	15,182,455
383,603	Wells Fargo & Co.	19,525,393

		101,040,070

	Regional Banks - 41.0%
230,781	BB&T Corp.	8,543,513
97,519	Commerce Bancshares, Inc.	4,394,206
60,650	Cullen/Frost Bankers, Inc.	4,728,880
451,993	Fifth Third Bancorp	9,256,817
232,892	First Niagara Financial Group, Inc.	2,002,871
976,880	Huntington Bancshares, Inc.	9,592,962
692,625	KeyCorp	9,378,142
82,180	M&T Bank Corp.	9,984,870
111,591	PNC Financial Services Group, Inc. (The)	9,212,953
917,355	Regions Financial Corp.	9,301,980
291,572	SunTrust Banks, Inc.	11,094,315
299,171	Zions Bancorp.	8,622,108

		96,113,617

	Thrifts & Mortgage Finance - 3.7%
372,768	New York Community Bancorp, Inc.	5,919,556
187,580	People’s United Financial, Inc.	2,723,661

		8,643,217

	Total Common Stocks (Cost $228,452,874)	234,399,109

	Money Market Fund - 0.0%
1,847	Invesco Premier Portfolio – Institutional Class(b) (Cost $1,847)	1,847

	Total Investments (Cost $228,454,721)(c)-100.0%	234,400,956
	Other assets less liabilities-0.0%	54,548

	Net Assets-100.0%	$234,455,504

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(c)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $228,541,176. The net unrealized appreciation was $5,859,780, which consisted of aggregate gross unrealized appreciation of $7,502,042 and aggregate gross unrealized depreciation of $1,642,262.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares KBW Capital Markets Portfolio (KBWC)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Asset Management & Custody Banks - 41.2%
1,291	BlackRock, Inc.	$393,406
3,638	Eaton Vance Corp.	127,803
3,754	Franklin Resources, Inc.	203,279
5,454	Invesco Ltd.(b)	205,234
13,430	Janus Capital Group, Inc.	152,968
3,353	Legg Mason, Inc.	159,100
6,117	SEI Investments Co.	219,111
5,479	State Street Corp.	385,941
2,243	T. Rowe Price Group, Inc.	174,191

		2,021,033

	Investment Banking & Brokerage - 42.5%
14,764	Charles Schwab Corp. (The)	409,701
2,142	Goldman Sachs Group, Inc. (The)	370,288
1,161	Greenhill & Co., Inc.	53,139
4,732	Investment Technology Group, Inc.(c)	86,548
6,371	KCG Holdings, Inc., Class A(c)	72,757
3,709	Lazard Ltd., Class A	193,981
14,533	Morgan Stanley	469,997
1,185	Piper Jaffray Cos.(c)	61,146
3,364	Raymond James Financial, Inc.	171,396
6,036	TD Ameritrade Holding Corp.	193,876

		2,082,829

	Specialized Finance - 16.2%
3,534	CBOE Holdings, Inc.	171,293
2,247	CME Group, Inc.	166,143
4,723	Interactive Brokers Group, Inc., Class A	108,700
943	IntercontinentalExchange Group, Inc.	181,263
3,947	NASDAQ OMX Group, Inc. (The)	166,524

		793,923

	Total Common Stocks (Cost $4,707,592)	4,897,785

	Money Market Fund - 0.1%
2,726	Invesco Premier Portfolio – Institutional Class(d) (Cost $2,726)	2,726

	Total Investments (Cost $4,710,318)(e)-100.0%	4,900,511
	Other assets less liabilities-0.0%	2,628

	Net Assets-100.0%	$4,903,139

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investment in Invesco Ltd. for the nine months ended July 31, 2014.

	Value Octo- ber 31, 2013	Purch- ases at Cost	Proceeds from Sales	Change in Unreal- ized Appre- ciation (Depre- ciation)	Real- ized Gain	Value July 31, 2014	Dividend Income
Invesco Ltd.	$478,609	$102,029	$(410,911)	$(774)	$36,281	$205,234	$7,649
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $4,785,570. The net unrealized appreciation was $114,941, which consisted of aggregate gross unrealized appreciation of $258,933 and aggregate gross unrealized depreciation of $143,992.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares KBW High Dividend Yield Financial Portfolio (KBWD)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Asset Management & Custody Banks - 28.9%
1,105,335	Apollo Investment Corp.	$9,384,294
525,307	Ares Capital Corp.	8,777,880
120,382	Blackstone Group LP (The)	3,934,084
109,438	Federated Investors, Inc., Class B	3,088,340
514,363	Hercules Technology Growth Capital, Inc.	8,445,840
941,177	Medley Capital Corp.	11,830,595
886,458	PennantPark Investment Corp.	9,866,278
766,075	THL Credit, Inc.	10,127,511
306,430	Triangle Capital Corp.	8,138,781

		73,593,603

	Hotel & Resort REITs - 2.6%
229,823	Hospitality Properties Trust REIT	6,566,043

	Insurance Brokers - 1.2%
65,663	Arthur J. Gallagher & Co.	2,954,835

	Investment Banking & Brokerage - 5.9%
886,458	BGC Partners, Inc., Class A	6,940,966
1,772,913	GFI Group, Inc.	8,031,296

		14,972,262

	Mortgage REITs - 37.0%
459,644	American Capital Agency Corp. REIT	10,626,969
897,401	Annaly Capital Management, Inc. REIT	9,961,151
2,002,736	Anworth Mortgage Asset Corp. REIT	10,173,899
766,075	Capstead Mortgage Corp. REIT	9,836,403
273,598	Colony Financial, Inc. REIT	6,060,196
481,531	Hatteras Financial Corp. REIT	9,221,318
623,801	Invesco Mortgage Capital, Inc. REIT(b)	10,592,141
1,127,222	MFA Financial, Inc. REIT	9,175,587
492,475	PennyMac Mortgage Investment Trust REIT	10,543,890
328,317	Starwood Property Trust, Inc. REIT	7,748,281

		93,939,835

	Property & Casualty Insurance - 3.8%
109,438	Mercury General Corp.	5,386,538
87,551	Safety Insurance Group, Inc.	4,378,426

		9,764,964

	Regional Banks - 8.0%
43,775	Bank of Hawaii Corp.	2,503,055
65,663	City Holding Co.	2,734,864
295,486	F.N.B. Corp.	3,634,478
54,719	Park National Corp.	4,122,529
153,214	Trustmark Corp.	3,528,518
120,382	United Bankshares, Inc.	3,861,855

		20,385,299

	Residential REITs - 2.0%
98,495	Sun Communities, Inc. REIT	5,183,792

	Thrifts & Mortgage Finance - 8.8%
240,767	Dime Community Bancshares, Inc.	3,640,397
404,924	New York Community Bancorp, Inc.	6,430,193
284,542	Northwest Bancshares, Inc.	3,528,321
295,486	Oritani Financial Corp.	4,373,193
295,486	People’s United Financial, Inc.	4,290,456

		22,262,560

	Trading Companies & Distributors - 1.7%
120,382	Textainer Group Holdings Ltd.	4,402,370

	Total Common Stocks and Other Equity Interests (Cost $248,167,897)	$254,025,563

	Money Market Fund - 0.0%
30,550	Invesco Premier Portfolio – Institutional Class(c) (Cost $30,550)	30,550

	Total Investments (Cost $248,198,447)(d)-99.9%	254,056,113
	Other assets less liabilities-0.1%	186,519

	Net Assets-100.0%	$254,242,632

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Mortgage Capital, Inc. REIT is considered to be affiliated. The table below shows the Fund’s transaction in, and earnings from, its investment in Invesco Mortgage Capital, Inc. REIT for the nine months ended July 31, 2014.

	Value Octo- ber 31, 2013	Purch- ases at Cost	Proceeds from Sales	Change in Unreal- ized Appre- ciation	Real- ized Gain (Loss)	Value July 31, 2014	Divid- end Income
Invesco Mortgage Capital, Inc. REIT	$ 8,932,139	$5,159,703	$(4,057,733)	$1,769,163	$(1,211,131)	$10,592,141	$988,186

(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $253,436,265. The net unrealized appreciation was $619,848, which consisted of aggregate gross unrealized appreciation of $15,070,521 and aggregate gross unrealized depreciation of $14,450,673.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares KBW Insurance Portfolio (KBWI)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Asset Management & Custody Banks - 4.7%
3,736	Ameriprise Financial, Inc.	$446,826

	Insurance Brokers - 12.3%
4,526	Aon PLC	381,813
15,513	Marsh & McLennan Cos., Inc.	787,595

		1,169,408

	Life & Health Insurance - 33.2%
11,923	Aflac, Inc.	712,280
7,765	Lincoln National Corp.	406,808
13,196	MetLife, Inc.	694,110
8,638	Principal Financial Group, Inc.	429,136
6,995	Prudential Financial, Inc.	608,355
9,336	Unum Group	320,505

		3,171,194

	Multi-line Insurance - 8.8%
3,656	Assurant, Inc.	231,644
21,081	Genworth Financial, Inc., Class A(b)	276,161
9,822	Hartford Financial Services Group, Inc. (The)	335,520

		843,325

	Multi-Sector Holdings - 0.7%
3,965	FNFV Group(b)	64,867

	Property & Casualty Insurance - 34.9%
6,728	Allstate Corp. (The)	393,252
3,239	Arch Capital Group Ltd.(b)	173,124
5,677	Axis Capital Holdings Ltd.	244,963
4,411	Chubb Corp. (The)	382,478
5,655	Cincinnati Financial Corp.	260,243
11,898	FNF Group(b)	322,555
16,302	MBIA, Inc.(b)	156,173
9,582	Progressive Corp. (The)	224,602
9,266	Travelers Cos., Inc. (The)	829,863
10,567	XL Group PLC	340,680

		3,327,933

	Reinsurance - 1.9%
1,160	Everest Re Group Ltd.	180,856

	Thrifts & Mortgage Finance - 3.4%
44,178	MGIC Investment Corp.(b)	326,475

	Total Common Stocks (Cost $8,885,047)	9,530,884

	Money Market Fund - 0.0%
2,159	Invesco Premier Portfolio – Institutional Class(c) (Cost $2,159)	2,159

	Total Investments (Cost $8,887,206)(d)-99.9%	9,533,043
	Other assets less liabilities-0.1%	5,220

	Net Assets-100.0%	$9,538,263

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $8,893,785. The net unrealized appreciation was $639,258, which consisted of aggregate gross unrealized appreciation of $808,081 and aggregate gross unrealized depreciation of $168,823.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares KBW Premium Yield Equity REIT

Portfolio (KBWY)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Real Estate Investment Trusts - 99.9%
	Diversified - 20.4%
215,335	First Potomac Realty Trust	$2,840,269
319,594	Lexington Realty Trust	3,496,358
78,924	Liberty Property Trust	2,775,757
190,976	One Liberty Properties, Inc.	3,957,023
107,180	Washington Real Estate Investment Trust	2,906,721
170,514	Winthrop Realty Trust	2,569,646

		18,545,774

	Health Care - 25.9%
46,770	Health Care REIT, Inc.	2,975,975
114,976	Healthcare Realty Trust, Inc.	2,839,907
299,132	Medical Properties Trust, Inc.	4,026,317
95,488	OMEGA Healthcare Investors, Inc.	3,489,132
114,000	Sabra Health Care REIT, Inc.	3,157,800
161,746	Senior Housing Properties Trust	3,697,514
80,873	Universal Health Realty Income Trust	3,401,518

		23,588,163

	Hotel & Resort - 7.1%
136,411	Hospitality Properties Trust	3,897,262
252,362	Summit Hotel Properties, Inc.	2,591,758

		6,489,020

	Industrial - 1.1%
42,871	STAG Industrial, Inc.	979,174

	Office - 13.5%
147,130	Brandywine Realty Trust	2,287,872
81,846	Corporate Office Properties Trust	2,321,971
157,847	Government Properties Income Trust	3,685,727
58,461	Highwoods Properties, Inc.	2,459,454
74,052	Mack-Cali Realty Corp.	1,562,497

		12,317,521

	Residential - 3.6%
62,359	Sun Communities, Inc.	3,281,954

	Retail - 27.0%
114,976	Agree Realty Corp.	3,366,497
169,540	CBL & Associates Properties, Inc.	3,170,398
234,823	Excel Trust, Inc.	3,040,958
104,257	Inland Real Estate Corp.	1,078,017
428,724	Kite Realty Group Trust	2,615,217
73,077	National Retail Properties, Inc.	2,599,349
158,823	Pennsylvania Real Estate Investment Trust	3,054,166
163,695	Ramco-Gershenson Properties Trust	2,717,337
145,180	Urstadt Biddle Properties, Inc., Class A	2,974,738

		24,616,677

	Specialized - 1.3%
22,410	EPR Properties	1,207,899

	Total Investments (Cost $91,852,161)(b)-99.9%	91,026,182
	Other assets less liabilities-0.1%	90,547

	Net Assets-100.0%	$91,116,729

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $92,233,508. The net unrealized depreciation was $1,207,326, which consisted of aggregate gross unrealized appreciation of $2,341,529 and aggregate gross unrealized depreciation of $3,548,855.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares KBW Property & Casualty Insurance

Portfolio (KBWP)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Multi-line Insurance - 11.4%
7,805	American Financial Group, Inc.	$437,002
7,988	HCC Insurance Holdings, Inc.	372,880
7,333	Kemper Corp.	253,795

		1,063,677

	Property & Casualty Insurance - 66.3%
10,645	Allied World Assurance Co. Holdings AG	383,326
15,322	Allstate Corp. (The)	895,571
8,556	Arch Capital Group Ltd.(b)	457,318
8,729	Aspen Insurance Holdings Ltd.	349,247
9,143	Axis Capital Holdings Ltd.	394,520
7,690	Chubb Corp. (The)	666,800
5,659	Hanover Insurance Group, Inc. (The)	327,147
4,504	Mercury General Corp.	221,687
7,911	ProAssurance Corp.	345,157
28,276	Progressive Corp. (The)	662,789
2,367	RLI Corp.	101,166
10,047	Selective Insurance Group, Inc.	223,948
8,325	Travelers Cos., Inc. (The)	745,587
8,970	W.R. Berkley Corp.	400,152

		6,174,415

	Reinsurance - 22.3%
7,757	Endurance Specialty Holdings Ltd.	410,268
2,488	Everest Re Group Ltd.	387,904
8,488	Montpelier Re Holdings Ltd. (Bermuda)	250,651
2,829	PartnerRe Ltd.	295,235
4,157	Platinum Underwriters Holdings Ltd.	243,600
2,772	RenaissanceRe Holdings Ltd.	271,129
6,121	Validus Holdings Ltd.	223,600

		2,082,387

	Total Common Stocks (Cost $8,820,952)	9,320,479

	Money Market Fund - 0.0%
3,391	Invesco Premier Portfolio – Institutional Class(c) (Cost $3,391)	3,391

	Total Investments (Cost $8,824,343)(d)-100.0%	9,323,870
	Other assets less liabilities-(0.0)%	(2,898)

	Net Assets-100.0%	$9,320,972

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $8,832,138. The net unrealized appreciation was $491,732, which consisted of aggregate gross unrealized appreciation of $638,751 and aggregate gross unrealized depreciation of $147,019.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares KBW Regional Banking Portfolio (KBWR)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Regional Banks - 95.0%
43,093	Associated Banc-Corp.	$772,226
44,227	BancorpSouth, Inc.	923,017
9,979	Bank of Hawaii Corp.	570,599
6,804	BOK Financial Corp.	450,697
55,794	Boston Private Financial Holdings, Inc.	696,309
31,299	Cathay General Bancorp	800,941
12,474	City Holding Co.	519,542
9,072	City National Corp.	682,668
34,928	Columbia Banking System, Inc.	890,315
17,237	Community Bank System, Inc.	607,259
48,082	CVB Financial Corp.	735,174
20,639	East West Bancorp, Inc.	702,964
71,670	F.N.B. Corp.	881,541
61,917	First Commonwealth Financial Corp.	530,009
34,247	First Financial Bancorp	559,596
26,990	First Financial Bankshares, Inc.	792,966
66,907	First Horizon National Corp.	788,164
49,670	First Midwest Bancorp, Inc.	804,654
24,948	First Republic Bank	1,165,571
46,948	FirstMerit Corp.	826,285
43,546	Fulton Financial Corp.	493,812
28,804	Glacier Bancorp, Inc.	762,730
14,515	Hancock Holding Co.	470,867
6,361	IBERIABANK Corp.	417,345
27,670	MB Financial, Inc.	745,430
58,742	National Penn Bancshares, Inc.	605,043
57,608	Old National Bancorp	770,795
26,309	PacWest Bancorp	1,096,296
5,897	Park National Corp.	444,280
20,639	Pinnacle Financial Partners, Inc.	763,643
27,670	PrivateBancorp, Inc.	796,896
14,742	Prosperity Bancshares, Inc.	856,952
19,051	S&T Bancorp, Inc.	463,511
8,845	Signature Bank(b)	1,011,779
90,948	Susquehanna Bancshares, Inc.	925,851
12,928	SVB Financial Group(b)	1,409,411
35,835	Synovus Financial Corp.	843,914
30,618	TCF Financial Corp.	484,071
20,639	Texas Capital Bancshares, Inc.(b)	1,074,260
21,319	Trustmark Corp.	490,977
8,845	UMB Financial Corp.	500,892
67,814	Umpqua Holdings Corp.	1,147,413
26,082	United Bankshares, Inc.	836,711
48,536	Valley National Bancorp	464,975
33,567	Webster Financial Corp.	962,366
9,299	Westamerica Bancorp.	444,678
22,227	Wintrust Financial Corp.	1,029,777

		35,015,172

	Thrifts & Mortgage Finance - 5.0%
61,010	Brookline Bancorp, Inc.	550,920
38,722	Provident Financial Services, Inc.	647,045
31,526	Washington Federal, Inc.	660,785

		1,858,750

	Total Common Stocks (Cost $38,173,338)	36,873,922

	Money Market Fund - 0.1%
42,270	Invesco Premier Portfolio –Institutional Class(c) (Cost $42,270)	$42,270

	Total Investments (Cost $38,215,608)(d)-100.1%	36,916,192
	Other assets less liabilities-(0.1)%	(41,401)

	Net Assets-100.0%	$36,874,791

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $38,228,157. The net unrealized depreciation was $1,311,965, which consisted of aggregate gross unrealized appreciation of $595,649 and aggregate gross unrealized depreciation of $1,907,614.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares NYSE Century Portfolio (NYCC)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Consumer Discretionary - 11.2%
303	Abercrombie & Fitch Co., Class A	$11,920
366	Brown Shoe Co., Inc.	10,317
222	Brunswick Corp.	8,953
145	Carter’s, Inc.	11,101
129	Conn’s, Inc.(b)	5,160
441	Cooper Tire & Rubber Co.	12,740
522	Dana Holding Corp.	11,682
252	Foot Locker, Inc.	11,978
661	Ford Motor Co.	11,250
346	Gannett Co., Inc.	11,321
246	General Motors Co.	8,320
429	Goodyear Tire & Rubber Co. (The)	10,798
15	Graham Holdings Co., Class B	10,286
147	Hanesbrands, Inc.	14,363
147	Harley-Davidson, Inc.	9,088
582	Houghton Mifflin Harcourt Co.(b)	10,191
582	Interpublic Group of Cos., Inc. (The)	11,471
1,123	J.C. Penney Co., Inc.(b)	10,534
186	John Wiley & Sons, Inc., Class A	11,177
201	Johnson Controls, Inc.	9,495
195	Lamar Advertising Co., Class A	9,779
65	Lands’ End, Inc.(b)	2,287
327	Leggett & Platt, Inc.	10,726
192	Macy’s, Inc.	11,096
183	Madison Square Garden Co. (The), Class A(b)	10,859
240	Matthews International Corp., Class A	10,438
444	Media General, Inc.(b)	8,951
195	Meredith Corp.	8,954
657	New York Times Co. (The), Class A	8,206
315	Newell Rubbermaid, Inc.	10,231
165	Nordstrom, Inc.	11,423
78	PVH Corp.	8,594
120	Scripps Networks Interactive, Inc., Class A	9,889
219	Sears Holdings Corp.(b)	8,355
561	Service Corp. International	11,781
213	Sotheby’s	8,445
168	Target Corp.	10,011
114	Tiffany & Co.	11,128
140	TRW Automotive Holdings Corp.(b)	14,321
165	VF Corp.	10,110
65	Whirlpool Corp.	9,272
303	Wolverine World Wide, Inc.	7,351

		424,352

	Consumer Staples - 11.3%
264	Altria Group, Inc.	10,718
231	Archer-Daniels-Midland Co.	10,718
585	Avon Products, Inc.	7,722
135	Brown-Forman Corp., Class B	11,698
123	Bunge Ltd.	9,697
234	Campbell Soup Co.	9,732
153	Church & Dwight Co., Inc.	9,820
111	Clorox Co. (The)	9,643
249	Coca-Cola Co. (The)	9,783
237	Coca-Cola Enterprises, Inc.	10,772
156	Colgate-Palmolive Co.	9,890
303	ConAgra Foods, Inc.	9,129
654	Coty, Inc., Class A	11,190
145	CVS Caremark Corp.	11,072
486	Darling International, Inc.(b)	9,098

212	Dr Pepper Snapple Group, Inc.	$12,457
357	Fresh Del Monte Produce, Inc.	10,689
204	General Mills, Inc.	10,231
105	Hershey Co. (The)	9,256
231	Hormel Foods Corp.	10,455
150	Ingredion, Inc.	11,045
99	J.M. Smucker Co. (The)	9,864
170	Kellogg Co.	10,171
99	Kimberly-Clark Corp.	10,283
261	Kroger Co. (The)	12,784
201	Lorillard, Inc.	12,156
147	McCormick & Co., Inc.	9,670
123	Mead Johnson Nutrition Co.	11,247
186	Molson Coors Brewing Co., Class B	12,561
291	Mondelez International, Inc., Class A	10,476
123	PepsiCo, Inc.	10,836
117	Philip Morris International, Inc.	9,595
123	Procter & Gamble Co. (The)	9,510
204	Reynolds American, Inc.	11,393
351	Snyders-Lance, Inc.	8,708
144	Spectrum Brands Holdings, Inc.	12,010
315	Tootsie Roll Industries, Inc.	8,294
147	TreeHouse Foods, Inc.(b)	10,805
615	Vector Group Ltd.	12,626
177	Walgreen Co.	12,172
198	Weis Markets, Inc.	8,447

		428,423

	Energy - 4.4%
144	Buckeye Partners LP	11,562
171	Cameron International Corp.(b)	12,126
81	Chevron Corp.	10,468
264	CONSOL Energy, Inc.	10,249
247	CVR Energy, Inc.	11,629
114	EQT Corp.	10,695
102	Exxon Mobil Corp.	10,092
195	FMC Technologies, Inc.(b)	11,856
285	Marathon Oil Corp.	11,044
130	National Oilwell Varco, Inc.	10,535
171	ONEOK, Inc.	11,018
525	Peabody Energy Corp.	7,964
396	Regency Energy Partners LP	11,947
123	SM Energy Co.	9,660
264	Williams Cos., Inc. (The)	14,950

		165,795

	Financials - 22.9%
253	Alexander & Baldwin, Inc.	9,657
114	American Express Co.	10,032
177	American Financial Group, Inc.	9,910
93	American National Insurance Co.	10,137
90	Ameriprise Financial, Inc.	10,764
153	Assurant, Inc.	9,694
723	Astoria Financial Corp.	9,312
399	BancorpSouth, Inc.	8,327
645	Bank of America Corp.	9,836
171	Bank of Hawaii Corp.	9,778
294	Bank of New York Mellon Corp. (The)	11,478
364	Bank of the Ozarks, Inc.	11,200
273	BB&T Corp.	10,106
87	Berkshire Hathaway, Inc., Class B(b)	10,912
153	BOK Financial Corp.	10,135
854	Capitol Federal Financial, Inc.	9,992
387	CBRE Group, Inc., Class A(b)	11,935
108	Chubb Corp. (The)	9,365
198	CIT Group, Inc.	9,724
195	Citigroup, Inc.	9,537
129	CME Group, Inc.	9,538
246	CNA Financial Corp.	9,193
213	Comerica, Inc.	10,705
225	Commerce Bancshares, Inc.	10,138
138	Cullen/Frost Bankers, Inc.	10,760
483	Fifth Third Bancorp	9,892
363	First American Financial Corp.	9,852

Schedule of Investments(a)

46	First Citizens BancShares, Inc., Class A	$10,228
306	First Financial Bankshares, Inc.	8,990
870	First Horizon National Corp.	10,249
960	First Niagara Financial Group, Inc.	8,256
453	FirstMerit Corp.	7,973
372	FNF Group(b)	10,085
652	Genworth Financial, Inc., Class A(b)	8,541
59	Goldman Sachs Group, Inc. (The)	10,199
276	Hancock Holding Co.	8,953
171	Hanover Insurance Group, Inc. (The)	9,886
279	Hartford Financial Services Group, Inc. (The)	9,531
1,080	Hudson City Bancorp, Inc.	10,530
1,053	Huntington Bancshares, Inc.	10,340
163	IBERIABANK Corp.	10,694
45	IntercontinentalExchange Group, Inc.	8,650
174	JPMorgan Chase & Co.	10,035
756	KeyCorp	10,236
420	KKR & Co. LP	9,626
225	Lazard Ltd., Class A	11,767
237	Legg Mason, Inc.	11,246
360	Leucadia National Corp.	8,896
201	Lincoln National Corp.	10,530
90	M&T Bank Corp.	10,935
210	Marsh & McLennan Cos., Inc.	10,662
315	MB Financial, Inc.	8,486
132	McGraw-Hill Financial, Inc.	10,589
189	MetLife, Inc.	9,941
132	Moody’s Corp.	11,484
888	National Penn Bancshares, Inc.	9,146
387	NBT Bancorp, Inc.	9,044
603	New York Community Bancorp, Inc.	9,576
165	Northern Trust Corp.	11,037
757	Northwest Bancshares, Inc.	9,387
655	Old National Bancorp	8,764
597	Old Republic International Corp.	8,591
120	Park National Corp.	9,041
675	People’s United Financial, Inc.	9,801
132	PNC Financial Services Group, Inc. (The)	10,898
351	Popular, Inc. (Puerto Rico)(b)	11,197
243	Potlatch Corp. REIT	10,036
211	Principal Financial Group, Inc.	10,482
204	Protective Life Corp.	14,154
522	Provident Financial Services, Inc.	8,723
111	Prudential Financial, Inc.	9,654
1,029	Regions Financial Corp.	10,434
143	State Street Corp.	10,073
756	Sterling Bancorp	8,996
216	Stifel Financial Corp.(b)	9,891
276	SunTrust Banks, Inc.	10,502
405	Synovus Financial Corp.	9,538
193	Torchmark Corp.	10,179
114	Travelers Cos., Inc. (The)	10,210
372	Trustmark Corp.	8,567
252	U.S. Bancorp	10,592
156	UMB Financial Corp.	8,834
288	Unum Group	9,887
222	Wells Fargo & Co.	11,300
324	Weyerhaeuser Co. REIT	10,148
228	Willis Group Holdings PLC	9,291
339	Zions Bancorp.	9,770

		867,190

	Health Care - 5.6%
264	Abbott Laboratories	11,120
152	Aetna, Inc.	11,784
144	AmerisourceBergen Corp.	11,075
93	Becton, Dickinson and Co.	10,810
190	Bristol-Myers Squibb Co.	9,618
76	C.R. Bard, Inc.	11,341
117	Cigna Corp.	10,535
210	DENTSPLY International, Inc.	9,748
198	Eli Lilly & Co.	12,090

258	Hanger, Inc.(b)	$8,166
111	Johnson & Johnson	11,110
111	Laboratory Corp. of America Holdings(b)	11,510
63	McKesson Corp.	12,087
204	Merck & Co., Inc.	11,575
285	Owens & Minor, Inc.	9,431
246	Patterson Cos., Inc.	9,596
67	Perrigo Co. PLC	10,080
330	Pfizer, Inc.	9,471
144	Sirona Dental Systems, Inc.(b)	11,549
94	Thermo Fisher Scientific, Inc.	11,421

		214,117

	Industrials - 19.3%
74	3M Co.	10,426
192	A.O. Smith Corp.	8,966
354	ABM Industries, Inc.	8,712
276	Actuant Corp., Class A	8,909
285	Albany International Corp., Class A	10,214
228	Allegion PLC	11,726
183	Armstrong World Industries, Inc.(b)	8,909
294	Babcock & Wilcox Co. (The)	9,126
272	Barnes Group, Inc.	9,316
327	Brady Corp., Class A	8,551
459	Briggs & Stratton Corp.	8,414
294	Brink’s Co. (The)	7,891
179	C.H. Robinson Worldwide, Inc.	12,075
123	Chicago Bridge & Iron Co. NV	7,296
159	CLARCOR, Inc.	9,430
163	Colfax Corp.(b)	10,264
154	Crane Co.	10,566
357	CSX Corp.	10,682
114	Deere & Co.	9,703
84	Dun & Bradstreet Corp. (The)	9,243
90	DXP Enterprises, Inc.(b)	6,393
132	Eaton Corp. PLC	8,965
144	Emerson Electric Co.	9,166
147	Equifax, Inc.	11,185
132	Flowserve Corp.	9,773
129	Fluor Corp.	9,400
179	G&K Services, Inc., Class A	8,608
197	GATX Corp.	12,214
108	General Dynamics Corp.	12,611
363	General Electric Co.	9,130
108	Genesee & Wyoming, Inc., Class A(b)	10,771
885	GrafTech International Ltd.(b)	7,434
357	Harsco Corp.	9,021
339	Herman Miller, Inc.	9,912
111	Honeywell International, Inc.	10,193
93	Hubbell, Inc., Class B	10,875
117	Huntington Ingalls Industries, Inc.	10,638
123	Illinois Tool Works, Inc.	10,132
165	Ingersoll-Rand PLC	9,700
179	Joy Global, Inc.	10,608
84	Kansas City Southern	9,161
330	KBR, Inc.	6,818
120	Lennox International, Inc.	10,238
146	Lincoln Electric Holdings, Inc.	9,700
69	Lockheed Martin Corp.	11,521
432	Manitowoc Co., Inc. (The)	11,474
126	Middleby Corp. (The)(b)	9,180
198	MSA Safety, Inc.	10,252
324	Mueller Industries, Inc.	9,017
270	Navistar International Corp.(b)	9,496
222	Nielsen Holdings NV	10,236
139	Nordson Corp.	10,449
111	Norfolk Southern Corp.	11,284
32	NOW, Inc.(b)	1,030
174	PACCAR, Inc.	10,835
507	R.R. Donnelley & Sons Co.	8,802
87	Rockwell Automation, Inc.	9,714
105	SPX Corp.	10,409
126	Stanley Black & Decker, Inc.	11,019

Schedule of Investments(a)

633	Steelcase, Inc., Class A	$9,558
151	Tennant Co.	11,016
258	Timken Co. (The)	11,429
561	Titan International, Inc.	8,370
162	Toro Co. (The)	9,612
81	Towers Watson & Co., Class A	8,264
388	Tutor Perini Corp.(b)	10,565
122	Union Pacific Corp.	11,994
99	United Parcel Service, Inc., Class B	9,612
90	United Technologies Corp.	9,464
192	URS Corp.	10,996
363	USG Corp.(b)	9,601
111	WABCO Holdings, Inc.(b)	10,820
140	Wabtec Corp.	11,295
167	Watts Water Technologies, Inc., Class A	9,763
222	Woodward, Inc.	11,091

		731,233

	Information Technology - 3.2%
144	Belden, Inc.	9,778
565	Booz Allen Hamilton Holding Corp.	12,566
285	CoreLogic, Inc.(b)	7,752
570	Corning, Inc.	11,200
309	Diebold, Inc.	11,643
144	Harris Corp.	9,831
55	International Business Machines Corp.	10,542
300	NCR Corp.(b)	9,285
165	Rogers Corp.(b)	9,464
294	Unisys Corp.(b)	6,259
588	Western Union Co. (The)	10,272
829	Xerox Corp.	10,993

		119,585

	Materials - 9.7%
948	Alcoa, Inc.	15,538
285	Allegheny Technologies, Inc.	10,730
200	Ball Corp.	12,252
249	Bemis Co., Inc.	9,714
198	Cabot Corp.	10,373
165	Carpenter Technology Corp.	8,933
363	Chemtura Corp.(b)	8,443
381	Cliffs Natural Resources, Inc.	6,648
231	Crown Holdings, Inc.(b)	10,753
216	Domtar Corp.	7,759
228	Dow Chemical Co. (The)	11,644
161	E.I. du Pont de Nemours & Co.	10,354
135	FMC Corp.	8,805
197	Greif, Inc., Class A	9,886
198	H.B. Fuller Co.	8,841
3,408	Hecla Mining Co.	10,769
119	International Flavors & Fragrances, Inc.	12,018
209	International Paper Co.	9,928
284	MeadWestvaco Corp.	11,871
89	Monsanto Co.	10,065
31	NewMarket Corp.	11,997
187	Nucor Corp.	9,391
348	Olin Corp.	9,246
285	Owens-Illinois, Inc.(b)	8,889
357	P.H. Glatfelter Co.	8,497
162	Packaging Corp. of America	10,718
54	PPG Industries, Inc.	10,711
78	Praxair, Inc.	9,995
167	Scotts Miracle-Gro Co. (The), Class A	8,884
210	Sensient Technologies Corp.	11,025
57	Sherwin-Williams Co. (The)	11,755
246	Sonoco Products Co.	9,628
336	United States Steel Corp.	11,253
144	Valspar Corp. (The)	10,807
174	Vulcan Materials Co.	10,985
105	W.R. Grace & Co.(b)	9,555

		368,660

	Telecommunication Services - 0.8%
288	AT&T, Inc.	10,250
309	Level 3 Communications, Inc.(b)	13,590

939	Sprint Corp. (Japan)(b)	$6,902

		30,742

	Utilities - 11.5%
219	AGL Resources, Inc.	11,309
207	ALLETE, Inc.	9,713
282	Ameren Corp.	10,843
219	American Electric Power Co., Inc.	11,386
246	American Water Works Co., Inc.	11,751
225	Atmos Energy Corp.	10,872
360	Avista Corp.	11,171
196	Black Hills Corp.	10,331
438	CenterPoint Energy, Inc.	10,652
188	Consolidated Edison, Inc.	10,545
160	Dominion Resources, Inc.	10,822
147	Duke Energy Corp.	10,603
224	Edison International	12,275
296	El Paso Electric Co.	10,908
162	Entergy Corp.	11,799
380	Exelon Corp.	11,810
418	Great Plains Energy, Inc.	10,362
390	Hawaiian Electric Industries, Inc.	9,212
186	Integrys Energy Group, Inc.	12,194
222	Laclede Group, Inc. (The)	10,430
270	MGE Energy, Inc.	10,157
145	National Fuel Gas Co.	9,992
317	NiSource, Inc.	11,945
235	Northwest Natural Gas Co.	10,157
237	NorthWestern Corp.	10,954
300	OGE Energy Corp.	10,785
41	ONE Gas, Inc.	1,476
339	Otter Tail Corp.	9,478
545	Pepco Holdings, Inc.	14,633
252	PG&E Corp.	11,257
194	Pinnacle West Capital Corp.	10,377
318	Public Service Enterprise Group, Inc.	11,184
183	South Jersey Industries, Inc.	9,803
249	Southern Co. (The)	10,779
591	TECO Energy, Inc.	10,319
246	UGI Corp.	11,941
261	UIL Holdings Corp.	9,164
173	UNS Energy Corp.	10,453
292	Vectren Corp.	11,122
256	WGL Holdings, Inc.	9,979
363	Xcel Energy, Inc.	11,180

		436,123

	Total Investments (Cost $3,696,541)(c)-99.9%	3,786,220
	Other assets less liabilities-0.1%	1,952

	Net Assets-100.0%	$3,788,172

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	In a fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year end reporting period. At July 31, 2014, the cost of investments is the same for tax and financial reporting purposes. The net unrealized appreciation was $89,679, which consisted of aggregate gross unrealized appreciation of $212,021 and aggregate gross unrealized depreciation of $122,342.

The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.

Schedule of Investments

PowerShares Senior Loan Portfolio (BKLN)

July 31, 2014

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Senior Floating Rate Loans—86.5%(a)(b)
	Advertising— 0.8%
$57,192,752	Getty Images, Inc., Term Loan	4.750%	10/18/19	$55,384,317

	Aerospace/Defense— 1.8%
46,392,347	Accudyne Industries LLC, Term Loan (Luxembourg)	4.000	12/13/19	46,252,242
84,301,934	TransDigm, Inc., Term Loan C	3.750	02/28/20	84,009,406

				130,261,648

	Airlines— 0.9%
63,576,949	American Airlines Inc., Term Loan B	3.750	06/27/19	63,706,328

	Auto Manufacturers— 1.7%
	Chrysler Group LLC (Italy)
98,448,058	Term Loan	3.500	05/24/17	98,309,739
22,962,500	Term Loan	3.250	12/31/18	22,810,373

				121,120,112

	Auto Parts & Equipment— 0.8%
19,979,950	Allison Transmission, Inc., Term Loan B3	3.750	08/23/19	19,959,970
39,500,000	Federal-Mogul Corp., Term Loan C	4.750	04/15/21	39,574,062

				59,534,032

	Chemicals— 3.0%
68,947,015	Axalta Coating Systems US Holdings, Inc., Term Loan B	4.000	02/01/20	68,663,643
59,237,331	Ineos Holdings Ltd., Term Loan (Switzerland)	3.750	05/04/18	58,957,730
83,841,403	Univar, Inc., Term Loan B	5.000	06/30/17	84,010,344

				211,631,717

	Coal— 0.8%
57,001,591	Arch Coal, Inc., Term Loan	6.250	05/16/18	56,004,063

	Commercial Services— 2.5%
27,905,517	Interactive Data Corp., Term Loan	4.750	05/02/21	28,010,163
58,318,246	Laureate Education, Inc., Extended Term Loan	5.000	06/15/18	56,811,594
10,000,000	Millennium Laboratories LLC, Term Loan B	5.250	04/16/21	10,025,000
33,890,306	Trans Union LLC, Term Loan	4.000	04/09/21	33,835,742
62,977,638	Weight Watchers International, Inc., Term Loan B2 (Luxembourg)	4.000	04/02/20	49,853,729

				178,536,228

	Computers— 1.1%
24,538,528	Kronos, Inc., Term Loan	4.500	10/30/19	24,655,086
	SunGard Data Systems, Inc.
1,105,423	Term Loan C	3.906	02/28/17	1,110,956
56,334,473	Term Loan E	4.000	03/08/20	56,475,027

				82,241,069

	Diversified Financial Services— 1.1%
80,303,393	Nuveen Investments, Inc., Term Loan B	4.155	05/13/17	80,339,128

	Electric— 3.8%
66,888,850	NRG Energy, Inc., Term Loan	2.750	07/01/18	66,372,133
	Texas Competitive Electric Holdings Co. LLC(c)(d)
144,821,460	Extended Term Loan	4.646	10/10/17	110,571,185
119,406,693	Term Loan	4.646	10/10/14	91,196,862

				268,140,180

	Entertainment— 2.2%
75,345,004	Alpha Topco Ltd., Term Loan B (Luxembourg)	4.500	04/30/19	74,911,771
76,420,900	Scientific Games International, Inc., Term Loan	4.250	10/18/20	75,370,112
8,000,000	William Morris Endeavor Entertainment LLC, Term Loan	5.250	05/06/21	7,958,000

				158,239,883

	Environmental Control— 0.8%
55,236,187	ADS Waste Holdings, Inc., Term Loan B2	3.750	10/09/19	54,975,472

Schedule of Investments

	Food— 6.4%
	ARAMARK Corp.
$47,007	Extended LOC 3	3.655%	07/26/16	$46,861
71,417,369	Term Loan F	3.250	02/24/21	70,792,467
54,249,509	Big Heart Pet Brands, Term Loan	3.500	03/09/20	53,402,132
	H.J. Heinz Co.
94,462,924	Term Loan B1	3.250	06/07/19	94,275,887
132,756,892	Term Loan B2	3.500	06/05/20	132,967,975
44,556,189	Pinacle Foods Finance LLC, Term Loan G	3.250	04/29/20	44,253,430
60,087,872	US Foods, Inc., Term Loan	4.500	03/31/19	60,096,284

				455,835,036

	Healthcare-Products— 2.8%
86,774,542	Biomet, Inc., Term Loan B2	3.660	07/25/17	86,780,616
52,837,434	CareStream Health, Inc., Term Loan (Canada)	5.000	06/07/19	52,999,117
61,663,070	Kinetic Concepts, Inc., Term Loan E1 (United Kingdom)	4.000	05/04/18	61,547,451

				201,327,184

	Healthcare-Services— 3.5%
	CHS/Community Health Systems, Inc.
43,554,037	Term Loan D	4.250	01/27/21	43,676,641
5,888,214	Term Loan E	3.478	01/25/17	5,900,255
32,870,893	DaVita HealthCare Partners Inc., Term Loan B HCA, Inc.	3.500	06/24/21	32,853,965
66,906,937	Term Loan B4	2.984	05/01/18	66,888,538
34,501,500	Term Loan B5	2.905	03/31/17	34,534,794
63,225,532	MPH Acquisition Holdings LLC, Term Loan	4.000	03/31/21	63,008,352

				246,862,545

	Household Products/Wares— 1.4%
93,302,462	Dell International LLC, Term Loan B	4.500	04/29/20	93,296,864
7,552,851	Reynolds Group Holdings, Inc., Term Loan (New Zealand)	4.000	12/01/18	7,547,716

				100,844,580

	Insurance— 3.5%
	Asurion LLC
51,305,103	Term Loan	8.500	03/03/21	52,758,833
130,403,869	Term Loan B1	5.000	05/24/19	131,035,024
63,555,663	HUB International Ltd., Term Loan	4.250	10/02/20	63,402,494

				247,196,351

	Internet— 0.8%
60,202,248	Zayo Group LLC, Term Loan	4.000	07/02/19	59,863,912

	Investment Companies— 0.8%
56,010,185	RPI Finance Trust, Term Loan B2 (Switzerland)	3.250	05/09/18	55,998,423

	Leisure Time— 1.1%
57,166,691	Sabre, Inc., Term Loan B	4.250	02/19/19	57,145,254
19,477,966	Travelport LLC, Term Loan	6.250	06/26/19	19,786,399

				76,931,653

	Lodging— 8.0%
87,475,247	Caesars Entertainment Resort Properties LLC, Term Loan B	7.000	10/11/20	87,772,663
55,237,831	CityCenter Holdings LLC, Term Loan B Harrah’s Operating Co., Inc.	4.250	10/16/20	55,301,078
76,300,754	Term Loan B6	6.963	01/28/18	71,070,719
61,500,000	Term Loan B7	9.750	01/28/18	60,474,795
126,121,541	Hilton Worldwide Finance LLC, Term Loan	3.500	10/26/20	125,499,131
17,961,250	La Quinta Intermediate Holdings LLC, Term Loan	4.000	04/14/21	17,922,005
62,804,637	Las Vegas Sands LLC, Term Loan B	3.250	12/19/20	62,703,207
53,551,329	MGM Resorts International, Term Loan B	3.500	12/20/19	53,235,645
38,235,936	Station Casinos LLC, Term Loan B	4.250	03/02/20	38,208,024

				572,187,267

	Machinery-Diversified— 1.7%
60,087,119	Gardner Denver, Inc., Term Loan	4.250	07/30/20	59,895,741
58,758,254	Rexnord LLC, Term Loan B	4.000	08/21/20	58,717,417

				118,613,158

	Media— 8.1%
62,159,325	Cengage Learning Acquisitions, Inc., Term Loan	7.000	03/31/20	62,586,670
76,061,387	Cequel Communications LLC, Term Loan	3.500	02/14/19	75,663,206
	Clear Channel Communications, Inc.
84,958,020	Term Loan B	3.805	01/29/16	84,237,576
46,000,000	Term Loan D	6.905	01/30/19	45,223,750
53,097,869	CSC Holdings LLC, Term Loan B	2.655	04/17/20	52,301,401
22,138,257	Cumulus Media Holdings Inc., Term Loan	4.250	12/23/20	22,175,892
119,424,937	Tribune Company, Term Loan	4.000	12/27/20	119,230,872

Schedule of Investments

$31,879,359	Univision Communications, Inc., Term Loan	4.000%	03/01/20	$31,743,235
62,000,000	Virgin Media Investment Holdings Ltd., Term Loan B (United Kingdom)	3.500	06/07/20	61,563,210
24,623,752	WideOpenWest Finance LLC, Term Loan B	4.750	04/01/19	24,719,539

				579,445,351

	Mining— 2.7%
131,651,152	Fortescue Metals Group Ltd., Term Loan (Australia)	3.750	06/30/19	131,120,598
62,818,948	Novelis, Inc., Term Loan (India)	3.750	03/10/17	62,913,176

				194,033,774

	Oil&Gas— 3.1%
60,863,980	Drillships Financing Holding Inc., Term Loan B1 (Greece)	6.000	03/31/21	61,168,300
69,504,814	Fieldwood Energy LLC, Term Loan	8.375	09/30/20	71,190,305
89,350,487	Seadrill Operating LP, Term Loan (Norway)	4.000	02/21/21	88,414,988

				220,773,593

	Pharmaceuticals— 3.2%
85,412,500	Grifols Worldwide Operations USA, Inc., Term Loan B (Spain)	3.155	02/27/21	85,172,491
63,598,017	Quintiles Transnational Corp., Term Loan B3	3.750	06/08/18	63,439,022
81,102,188	Valeant Pharmaceuticals International, Inc., Series E-1 Term Loan B	3.750	08/05/20	80,985,806

				229,597,319

	Real Estate— 0.8%
	Realogy Corp.
1,006,982	Extended Synthetic LOC	4.405	10/10/16	1,007,300
58,633,133	Term Loan B	3.750	03/05/20	58,193,384

				59,200,684

	REITS— 1.1%
78,639,407	Crown Castle Operating Co., Term Loan B2	3.000	01/31/21	78,197,060

	Retail— 3.8%
505,950	Dunkin’ Brands, Inc., Term Loan B4	3.250	02/07/21	497,096
58,981,810	Hudson’s Bay Co., Term Loan (Canada)	4.750	11/04/20	59,477,257
67,613,020	J.C. Penney Corp., Inc., Term Loan	6.000	05/22/18	68,379,752
48,407,299	Michaels Stores, Inc., Term Loan B	3.750	01/28/20	48,114,919
96,727,711	Neiman Marcus Group, Inc., Term Loan	4.250	10/25/20	96,359,662

				272,828,686

	Semiconductors— 3.1%
138,726,914	Avago Technologies Finance Pte Ltd., Term Loan (Singapore)	3.750	05/06/21	138,562,522
83,862,108	Freescale Semiconductor, Inc., Term Loan B4	4.250	02/28/20	83,608,845

				222,171,367

	Software— 4.5%
66,647,462	Activision Blizzard Inc., Term Loan	3.250	10/12/20	66,651,461
87,836,464	BMC Software Finance, Inc., Term Loan	5.000	09/10/20	87,370,052
36,750,000	First Data Corp., Term Loan	3.666	03/23/18	36,474,375
53,948,679	IMS Health Incorporated, Term Loan B	3.500	03/17/21	53,667,606
76,854,764	Infor US, Inc., Term Loan B5	3.750	06/03/20	76,238,388

				320,401,882

	Telecommunications— 4.8%
49,472,101	Alcatel-Lucent USA, Inc., Term Loan (France)	4.500	01/30/19	49,454,291
36,876,728	Avaya, Inc., Term Loan B3	4.727	10/26/17	35,778,170
105,874,110	Intelsat Jackson Holdings SA, Term Loan B2 (United Kingdom)	3.750	06/30/19	105,732,239
54,000,000	Level 3 Communications, Inc., Term Loan B	4.000	01/15/20	53,904,420
46,123,424	Telesat Canada, Term Loan B2	3.500	03/28/19	45,996,585
50,498,273	West Corp., Term Loan B10	3.250	06/30/18	50,024,851

				340,890,556

	Total Senior Floating Rate Loans (Cost $6,249,302,123)			6,173,314,558

	Corporate Bonds — 7.1%
	Chemicals— 0.3%
20,000,000	Ineos Holdings Ltd. (Switzerland)(e)	7.500	05/01/20	21,500,000

	Diversified Financial Services— 0.6%
38,500,000	Dell International LLC(e)	5.625	10/15/20	39,751,250

	Electric— 0.0%
62,000	Calpine Corp.(e)	7.875	01/15/23	67,425

	Healthcare-Services— 1.6%
74,151,000	CHS/Community Health Systems, Inc.	5.125	08/15/18	76,190,153
5,000,000	CHS/Community Health Systems, Inc.(e)	5.125	08/01/21	5,062,500
8,000,000	HCA, Inc.	3.750	03/15/19	7,960,000

Schedule of Investments

$1,111,000	HCA, Inc.	6.500%	02/15/20	$1,209,601
27,500,000	HCA, Inc.	4.750	05/01/23	27,225,000

				117,647,254

	Household Products/Wares— 0.9%
1,500,000	Reynolds Group Holdings, Inc. (New Zealand)	7.125	04/15/19	1,560,000
3,000,000	Reynolds Group Holdings, Inc. (New Zealand)	7.875	08/15/19	3,206,250
57,500,000	Reynolds Group Holdings, Inc. (New Zealand)	5.750	10/15/20	58,937,500

				63,703,750

	Leisure Time— 0.0%
2,410,000	Sabre, Inc.(e)	8.500	05/15/19	2,617,863

	Media— 2.0%
70,174,000	Clear Channel Communications, Inc.	9.000	12/15/19	72,279,220
43,777,000	Univision Communications, Inc.(e)	6.875	05/15/19	46,075,292
11,366,000	Univision Communications, Inc.(e)	6.750	09/15/22	12,303,695
10,000,000	Univision Communications, Inc.(e)	5.125	05/15/23	10,325,000

				140,983,207

	Semiconductors— 0.1%
5,000,000	Freescale Semiconductor, Inc.(e)	5.000	05/15/21	5,000,000

	Software— 1.1%
11,940,000	First Data Corp.(e)	7.375	06/15/19	12,566,850
66,015,000	First Data Corp.(e)	6.750	11/01/20	69,810,862

				82,377,712

	Telecommunications— 0.5%
34,600,000	Avaya, Inc.(e)	7.000	04/01/19	33,994,500

	Total Corporate Bonds (Cost $499,378,815)			507,642,961

Number of Shares
	Money Market Fund—2.3%
160,228,206	Invesco Premier Portfolio – Institutional Class(f) (Cost $160,228,206)			160,228,206

	Total Investments (Cost $6,908,909,144)(g)— 95.9%			6,841,185,725
	Other assets less liabilities—4.1%			295,617,302

	Net Assets—100.0%			$7,136,803,027

Investment Abbreviations:

LOC - Line of Credit

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior secured floating rate loans will have an expected average life of three to five years.
(b)	Senior secured corporate loans and senior secured debt securities are, at present, not readily marketable, not registered under the Securities Act of 1933 (the “1933 Act”), as amended and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(c)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at July 31, 2014 was $201,768,047, which represented 2.83% of the Fund’s Net Assets.
(d)	The borrower has filed for protection in federal bankruptcy court.
(e)	Security purchased or received in a transaction exempt from registration under the 1933 Act, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2014 was $259,075,237, which represented 3.63% of the Fund’s Net Assets.
(f)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(g)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized depreciation was $67,723,419, which consisted of aggregate gross unrealized appreciation of $20,678,886 and aggregate gross unrealized depreciation of $88,402,305.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P 500® High Beta Portfolio (SPHB)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 23.5%
10,261	Amazon.com, Inc.(b)	$3,211,590
101,026	Best Buy Co., Inc.	3,003,503
47,730	BorgWarner, Inc.	2,971,193
48,747	CBS Corp., Class B	2,770,292
137,132	D.R. Horton, Inc.	2,838,632
40,452	Delphi Automotive PLC (United Kingdom)	2,702,194
38,272	Expedia, Inc.	3,039,562
121,798	Gannett Co., Inc.	3,985,231
76,668	General Motors Co.	2,592,912
106,691	Goodyear Tire & Rubber Co. (The)	2,685,412
89,412	H&R Block, Inc.	2,872,808
32,262	Harman International Industries, Inc.	3,502,040
64,485	Johnson Controls, Inc.	3,046,271
64,796	Lennar Corp., Class A	2,347,559
20,850	Mohawk Industries, Inc.(b)	2,601,455
2,408	Priceline Group, Inc. (The)(b)	2,991,820
168,620	PulteGroup, Inc.	2,976,143
34,447	Starwood Hotels & Resorts Worldwide, Inc.	2,646,907
38,985	TripAdvisor, Inc.(b)	3,697,337
57,656	Under Armour, Inc., Class A(b)	3,848,538
18,807	Whirlpool Corp.	2,682,630
34,721	Wyndham Worldwide Corp.	2,623,172
13,933	Wynn Resorts Ltd.	2,970,516

		68,607,717

	Consumer Staples - 1.0%
25,635	Keurig Green Mountain, Inc.	3,057,743

	Energy - 5.6%
27,407	Marathon Petroleum Corp.	2,287,937
104,921	Nabors Industries Ltd.	2,849,654
34,882	Noble Energy, Inc.	2,319,304
15,730	Pioneer Natural Resources Co.	3,483,566
47,102	Tesoro Corp.	2,898,657
50,840	Valero Energy Corp.	2,582,672

		16,421,790

	Financials - 23.3%
49,232	American International Group, Inc.	2,559,079
28,624	Ameriprise Financial, Inc.	3,423,430
11,162	BlackRock, Inc.	3,401,396
113,052	Charles Schwab Corp. (The)	3,137,193
59,709	Citigroup, Inc.	2,920,367
44,583	Discover Financial Services	2,722,238
158,916	E*TRADE Financial Corp.(b)	3,340,414
55,566	Franklin Resources, Inc.	3,008,899
174,423	Genworth Financial, Inc., Class A(b)	2,284,941
16,109	Goldman Sachs Group, Inc. (The)	2,784,763
78,401	Hartford Financial Services Group, Inc. (The)	2,678,178
90,376	Invesco Ltd.(c)	3,400,849
185,648	KeyCorp	2,513,674
70,059	Legg Mason, Inc.	3,324,300
62,542	Lincoln National Corp.	3,276,575
55,001	MetLife, Inc.	2,893,053

34,383	Moody’s Corp.	$2,991,321
99,241	Morgan Stanley	3,209,454
60,585	Principal Financial Group, Inc.	3,009,863
34,544	Prudential Financial, Inc.	3,004,292
40,596	State Street Corp.	2,859,582
33,559	T. Rowe Price Group, Inc.	2,606,192
76,754	Unum Group	2,634,965

		67,985,018

	Health Care - 11.7%
49,126	AbbVie, Inc.	2,571,255
12,960	Actavis PLC(b)	2,776,810
24,852	Alexion Pharmaceuticals, Inc.(b)	3,951,219
22,666	Amgen, Inc.	2,887,422
11,742	Biogen Idec, Inc.(b)	3,926,407
39,816	Celgene Corp.(b)	3,469,964
49,587	Cerner Corp.(b)	2,737,202
37,867	Gilead Sciences, Inc.(b)	3,466,724
14,172	Regeneron Pharmaceuticals, Inc.(b)	4,481,470
45,879	Vertex Pharmaceuticals, Inc.(b)	4,079,102

		34,347,575

	Industrials - 14.3%
16,617	Cummins, Inc.	2,316,244
83,582	Delta Air Lines, Inc.	3,130,982
38,517	Eaton Corp. PLC	2,616,075
35,554	Flowserve Corp.	2,632,418
37,412	Fluor Corp.	2,726,212
46,337	Ingersoll-Rand PLC	2,724,152
33,537	Kansas City Southern	3,657,545
152,436	Masco Corp.	3,170,669
39,946	PACCAR, Inc.	2,487,437
21,248	Parker Hannifin Corp.	2,442,457
34,527	Pentair PLC (United Kingdom)	2,212,145
106,847	Pitney Bowes, Inc.	2,891,280
61,581	Robert Half International, Inc.	2,995,916
32,968	Ryder System, Inc.	2,839,534
83,757	Textron, Inc.	3,046,242

		41,889,308

	Information Technology - 16.1%
42,498	Adobe Systems, Inc.(b)	2,937,037
53,552	Akamai Technologies, Inc.(b)	3,160,639
11,064	Alliance Data Systems Corp.(b)	2,901,977
56,151	Autodesk, Inc.(b)	2,995,656
25,271	F5 Networks, Inc.(b)	2,845,262
51,067	Facebook, Inc., Class A(b)	3,710,017
57,002	First Solar, Inc.(b)	3,597,396
50,904	Lam Research Corp.	3,563,280
34,447	MasterCard, Inc., Class A	2,554,245
106,614	Micron Technology, Inc.(b)	3,257,058
58,472	Salesforce.com, Inc.(b)	3,172,106
31,200	SanDisk Corp.	2,861,352
70,930	Teradata Corp.(b)	2,990,409
226,095	Xerox Corp.	2,998,020
98,934	Yahoo!, Inc.(b)	3,542,826

		47,087,280

	Materials - 4.5%
62,833	Allegheny Technologies, Inc.	2,365,662
52,223	Avery Dennison Corp.	2,465,448
79,456	Owens-Illinois, Inc.(b)	2,478,233
86,061	Sealed Air Corp.	2,764,279
46,792	Vulcan Materials Co.	2,953,979

		13,027,601

	Total Investments (Cost $281,465,167)(d)-100.0%	292,424,032
	Other assets less liabilities-0.0%	24,697

	Net Assets-100.0%	$292,448,729

Schedule of Investments(a)

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investment in Invesco Ltd. for the nine months ended July 31, 2014.

	Value Octo- ber 31, 2013	Purch- ases at Cost	Proceeds from Sales	Change in Unreal- ized Appre- ciation (Depre- ciation)	Real- ized Gain	Value July 31, 2014	Divi- dend Income
Invesco Ltd.	$5,418,293	$4,239,667	$(6,461,154)	$(453,922)	$657,965	$3,400,849	$94,698

(d)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $286,511,416. The net unrealized appreciation was $5,912,616, which consisted of aggregate gross unrealized appreciation of $15,435,247 and aggregate gross unrealized depreciation of $9,522,631.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P 500® High Dividend Portfolio (SPHD)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.8%
	Consumer Discretionary - 5.4%
54,626	Hasbro, Inc.	$2,729,115
98,077	Leggett & Platt, Inc.	3,216,925
30,680	McDonald’s Corp.	2,901,101

		8,847,141

	Consumer Staples - 17.4%
100,285	Altria Group, Inc.	4,071,571
31,605	Clorox Co. (The)	2,745,526
100,028	ConAgra Foods, Inc.	3,013,844
17	Dr Pepper Snapple Group, Inc.	999
6	Kellogg Co.	359
24,956	Kimberly-Clark Corp.	2,592,180
54,647	Kraft Foods Group, Inc.	2,928,260
26	Lorillard, Inc.	1,572
48,014	Philip Morris International, Inc.	3,937,628
35,743	Procter & Gamble Co. (The)	2,763,649
69,254	Reynolds American, Inc.	3,867,836
75,951	Sysco Corp.	2,710,691

		28,634,115

	Energy - 10.0%
21,291	Chevron Corp.	2,751,649
34,388	ConocoPhillips	2,837,010
85,714	Ensco PLC, Class A	4,341,414
109,959	Kinder Morgan, Inc.	3,956,325
64,780	Spectra Energy Corp.	2,650,797

		16,537,195

	Financials - 16.6%
2	Apartment Investment & Management Co., Class A REIT	69
4	AvalonBay Communities, Inc. REIT	592
68,650	Cincinnati Financial Corp.	3,159,273
45,514	Equity Residential REIT	2,942,480
70,862	Health Care REIT, Inc. REIT	4,508,949
148,311	Kimco Realty Corp. REIT	3,319,200
50,036	Macerich Co. (The) REIT	3,252,840
264,298	People’s United Financial, Inc.	3,837,607
81,623	Plum Creek Timber Co., Inc. REIT	3,376,744
16,724	Public Storage REIT	2,870,006

		27,267,760

	Health Care - 6.6%
32,919	Baxter International, Inc.	2,458,720
45,112	Eli Lilly & Co.	2,754,539
15	Johnson & Johnson	1,501
47,872	Merck & Co., Inc.	2,716,257
102,270	Pfizer, Inc.	2,935,149

		10,866,166

	Industrials - 6.9%
114,828	General Electric Co.	2,887,924
17,327	Lockheed Martin Corp.	2,893,089
17	PACCAR, Inc.	1,059
68,097	Republic Services, Inc.	2,582,919
68,768	Waste Management, Inc.	3,086,996

		11,451,987

	Information Technology - 6.9%
108,109	CA, Inc.	$3,122,188
78,316	Intel Corp.	2,654,129
56,735	Microchip Technology, Inc.	2,554,210
72,891	Paychex, Inc.	2,989,260

		11,319,787

	Materials - 3.2%
38,851	E.I. du Pont de Nemours & Co.	2,498,508
54,056	Nucor Corp.	2,714,692

		5,213,200

	Telecommunication Services - 8.5%
133,523	AT&T, Inc.	4,752,084
134,589	CenturyLink, Inc.	5,281,272
77,608	Verizon Communications, Inc.	3,912,995

		13,946,351

	Utilities - 18.3%
89,841	Ameren Corp.	3,454,386
69,298	Consolidated Edison, Inc.	3,886,925
52,315	Duke Energy Corp.	3,773,481
48,790	Entergy Corp.	3,553,376
4	Integrys Energy Group, Inc.	262
10	Pepco Holdings, Inc.	269
6	PG&E Corp.	268
62,979	Pinnacle West Capital Corp.	3,368,747
113,562	PPL Corp.	3,746,410
26	Public Service Enterprise Group, Inc.	914
92,790	Southern Co. (The)	4,016,879
243,632	TECO Energy, Inc.	4,253,815

		30,055,732

	Total Investments (Cost $158,990,937)(b)-99.8%	164,139,434
	Other assets less liabilities-0.2%	370,235

	Net Assets-100.0%	$164,509,669

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $159,629,891. The net unrealized appreciation was $4,509,543, which consisted of aggregate gross unrealized appreciation of $6,392,179 and aggregate gross unrealized depreciation of $1,882,636.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P 500® Low Volatility Portfolio (SPLV)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 2.1%
541,175	Home Depot, Inc. (The)	$43,753,999
545,495	McDonald’s Corp.	51,582,007

		95,336,006

	Consumer Staples - 15.9%
1,184,335	Altria Group, Inc.	48,084,001
576,406	Clorox Co. (The)	50,072,389
1,168,352	Coca-Cola Co. (The)	45,904,550
680,727	Colgate-Palmolive Co.	43,158,092
400,401	Costco Wholesale Corp.	47,063,134
554,130	CVS Caremark Corp.	42,313,367
735,891	Dr Pepper Snapple Group, Inc.	43,240,955
873,910	General Mills, Inc.	43,826,586
466,236	Hershey Co. (The)	41,098,703
682,279	Kellogg Co.	40,820,753
394,999	Kimberly-Clark Corp.	41,028,546
597,774	McCormick & Co., Inc.	39,321,574
591,665	PepsiCo, Inc.	52,125,686
508,782	Philip Morris International, Inc.	41,725,212
570,007	Procter & Gamble Co. (The)	44,072,941
725,624	Wal-Mart Stores, Inc.	53,391,414

		717,247,903

	Energy - 3.3%
390,946	Chevron Corp.	50,525,861
617,771	ConocoPhillips	50,966,108
477,465	Exxon Mobil Corp.	47,240,387

		148,732,356

	Financials - 17.9%
459,756	ACE Ltd.	46,021,576
676,623	Aflac, Inc.	40,421,458
725,342	Allstate Corp. (The)	42,396,240
1,154,626	BB&T Corp.	42,744,255
389,136	Berkshire Hathaway, Inc., Class B(b)	48,809,328
549,264	Chubb Corp. (The)	47,626,681
932,084	Cincinnati Financial Corp.	42,894,506
1,070,867	Loews Corp.	45,115,627
389,003	M&T Bank Corp.	47,263,864
949,650	Marsh & McLennan Cos., Inc.	48,213,731
2,971,385	People’s United Financial, Inc.	43,144,510
481,303	PNC Financial Services Group, Inc. (The)	39,736,376
1,733,280	Progressive Corp. (The)	40,628,083
236,731	Public Storage REIT	40,625,407
902,237	Torchmark Corp.	47,583,979
516,258	Travelers Cos., Inc. (The)	46,236,066
1,258,689	U.S. Bancorp	52,902,699
895,598	Wells Fargo & Co.	45,585,938

		807,950,324

	Health Care - 8.4%
673,325	AmerisourceBergen Corp.	51,785,426
409,436	Becton, Dickinson and Co.	47,592,841
577,273	Covidien PLC	49,939,887
971,849	DENTSPLY International, Inc.	45,113,231
488,913	Johnson & Johnson	48,935,302

698,643	Medtronic, Inc.	$43,134,219
1,127,335	Patterson Cos., Inc.	43,977,338
570,239	Stryker Corp.	45,487,965

		375,966,209

	Industrials - 16.4%
327,079	3M Co.	46,082,160
768,403	Cintas Corp.	48,102,028
549,107	Danaher Corp.	40,568,025
456,094	Deere & Co.	38,818,160
603,292	Emerson Electric Co.	38,399,536
359,477	General Dynamics Corp.	41,976,129
1,596,356	General Electric Co.	40,148,353
449,055	Honeywell International, Inc.	41,236,721
536,730	Illinois Tool Works, Inc.	44,210,450
384,009	L-3 Communications Holdings, Inc.	40,305,585
1,342,745	Republic Services, Inc.	50,930,318
522,922	Rockwell Collins, Inc.	38,314,495
415,044	Stericycle, Inc.(b)	48,829,927
442,301	Union Pacific Corp.	43,482,611
518,306	United Parcel Service, Inc., Class B	50,322,329
368,764	United Technologies Corp.	38,775,535
1,065,138	Waste Management, Inc.	47,814,045

		738,316,407

	Information Technology - 3.0%
605,093	Automatic Data Processing, Inc.	49,200,112
641,594	Motorola Solutions, Inc.	40,856,706
1,116,346	Paychex, Inc.	45,781,349

		135,838,167

	Materials - 8.1%
392,926	Airgas, Inc.	42,011,648
746,654	Ball Corp.	45,740,024
1,180,653	Bemis Co., Inc.	46,057,274
616,695	E.I. du Pont de Nemours & Co.	39,659,656
399,841	Ecolab, Inc.	43,394,744
437,760	International Flavors & Fragrances, Inc.	44,209,382
390,051	Praxair, Inc.	49,981,135
552,472	Sigma-Aldrich Corp.	55,479,238

		366,533,101

	Telecommunication Services - 1.0%
1,212,627	AT&T, Inc.	43,157,395

	Utilities - 23.9%
917,298	AGL Resources, Inc.	47,369,269
1,054,785	Ameren Corp.	40,556,483
850,388	American Electric Power Co., Inc.	44,211,672
1,748,952	CenterPoint Energy, Inc.	42,534,513
1,520,383	CMS Energy Corp.	43,984,680
846,304	Consolidated Edison, Inc.	47,469,191
650,352	Dominion Resources, Inc.	43,989,809
607,269	DTE Energy Co.	44,828,598
727,407	Duke Energy Corp.	52,467,867
753,358	Edison International	41,284,018
739,106	Integrys Energy Group, Inc.	48,455,789
437,570	NextEra Energy, Inc.	41,083,447
1,206,064	NiSource, Inc.	45,444,491
992,080	Northeast Utilities	43,552,312
931,364	PG&E Corp.	41,604,030
752,379	Pinnacle West Capital Corp.	40,244,753
1,462,237	PPL Corp.	48,239,199
1,104,344	Public Service Enterprise Group, Inc.	38,839,778
924,607	SCANA Corp.	47,044,004
453,121	Sempra Energy	45,180,695
1,170,292	Southern Co. (The)	50,661,941
2,463,576	TECO Energy, Inc.	43,014,037
997,570	Wisconsin Energy Corp.	43,474,101

Schedule of Investments(a)

1,576,256	Xcel Energy, Inc.	$48,548,685

		1,074,083,362

	Total Investments (Cost $4,242,343,275)(c)-100.0%	4,503,161,230
	Other assets less liabilities-0.0%	(58,715)

	Net Assets-100.0%	$4,503,102,515

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $4,256,871,391. The net unrealized appreciation was $246,289,839, which consisted of aggregate gross unrealized appreciation of $302,057,826 and aggregate gross unrealized depreciation of $55,767,987.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P Emerging Markets High Beta Portfolio (EEHB)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.8%
	Azerbaijan - 0.5%
22,298	Petkim Petrokimya Holding AS	$35,251

	Bahamas - 0.5%
1,709	Sesa Sterlite Ltd. ADR	32,163

	Brazil - 9.0%
2,260	Banco Bradesco SA	35,288
2,260	Banco Bradesco SA (Preference Shares)	34,520
2,700	Banco do Brasil SA	33,031
6,000	BM&FBOVESPA SA	32,067
3,500	BR Malls Participacoes SA	30,275
3,400	CCR SA	26,769
10,200	Centrais Eletricas Brasileiras SA	28,134
4,100	Cia de Saneamento Basico do Estado de Sao Paulo	36,352
3,600	Cia Energetica de Minas Gerais (Preference Shares)	29,345
1,900	Cia Paranaense de Energia (Preference Shares), Class B	29,516
2,000	Cosan Ltd.	24,326
4,300	EcoRodovias Infraestrutura e Logistica SA	25,998
1,896	Itau Unibanco Holding SA (Preference Shares)	29,370
7,050	Itausa - Investimentos Itau SA (Preference Shares)	29,527
4,400	Petroleo Brasileiro SA	34,934
3,900	Petroleo Brasileiro SA (Preference Shares)	32,874
106,749	PT Vale Indonesia Tbk	36,517
1,200	Ultrapar Participacoes SA	27,671
2,200	Vale SA	31,603
2,500	Vale SA (Preference Shares)	32,139

		620,256

	British Virgin Islands - 1.0%
45,323	Nine Dragons Paper Holdings Ltd.	37,487
5,097	Turkcell Iletisim Hizmet AS(a)	33,187

		70,674

	Chile - 0.4%
8,861	Cencosud SA	27,486

	China - 16.0%
34,000	Agile Property Holdings Ltd.	28,892
61,590	Agricultural Bank of China Ltd., H-Shares	30,006
8,813	Anhui Conch Cement Co. Ltd., H-Shares	33,170
42,830	BBMG Corp. H-Shares	33,283
31,216	Belle International Holdings Ltd.	38,903
49,941	China CITIC Bank Corp. Ltd., H-Shares	33,209
36,817	China Construction Bank Corp., H-Shares	28,319
22,181	China Everbright Ltd.	34,326
10,081	China Life Insurance Co. Ltd., H-Shares	30,058
15,142	China Merchants Bank Co. Ltd., H-Shares	30,784

10,067	China Merchants Holdings International Co. Ltd.	$34,037
40,056	China Minsheng Banking Corp. Ltd., H-Shares	41,533
13,090	China Overseas Land & Investment Ltd.	39,766
9,277	China Pacific Insurance (Group) Co. Ltd., H-Shares	36,493
33,300	China Railway Construction Corp. Ltd., H-Shares	32,039
57,529	China Railway Group Ltd., H-Shares	31,018
18,116	China Resources Land Ltd.	42,306
16,000	China State Construction International Holdings Ltd.	28,296
15,829	China Taiping Insurance Holdings Co. Ltd.(a)	34,565
66,580	Chongqing Rural Commercial Bank, H-Shares	33,043
16,649	Citic Securities Co. Ltd., Class H	41,629
8,306	Great Wall Motor Co. Ltd., H-Shares	34,134
39,756	Greentown China Holdings Ltd.	51,053
28,413	Guangzhou R&F Properties Co. Ltd., H-Shares	41,746
11,000	Haier Electronics Group Co. Ltd.	31,499
20,393	Haitong Securities Co. Ltd., Class H	33,874
20,136	Shimao Property Holdings Ltd.	46,529
1,800	Tencent Holdings Ltd.	29,103
25,292	Xinjiang Goldwind Science & Technology Co. Ltd., H-Shares	28,825
34,330	Yanzhou Coal Mining Co. Ltd., H-Shares	28,044
10,587	Zhuzhou CSR Times Electric Co. Ltd., H-Shares	36,353
41,051	Zoomlion Heavy Industry Science and Technology Co. Ltd., H-Shares	25,774

		1,102,609

	Cyprus - 0.5%
2,484	Novolipetsk Steel OJSC GDR	33,023

	Germany - 0.6%
17,733	PT Indocement Tunggal Prakarsa Tbk	38,215

	Hong Kong - 2.4%
79,714	Country Garden Holdings Co. Ltd.	40,595
33,451	Indofood CBP Sukses Makmur Tbk PT	29,729
51,487	PT Astra International Tbk	34,305
46,513	PT Indofood Sukses Makmur Tbk	27,832
15,974	PT United Tractors Tbk	31,596

		164,057

	India - 3.5%
1,396	Axis Bank Ltd. GDR	44,770
750	HDFC Bank Ltd. ADR	35,550
792	ICICI Bank Ltd. ADR	39,616
1,323	Larsen & Toubro Ltd. GDR	32,351
809	Reliance Industries Ltd. GDR(b)	26,782
339	State Bank of India GDR	27,055
873	Tata Motors Ltd. ADR	34,326

		240,450

	Indonesia - 7.2%
89,446	PT AKR Corporindo Tbk	33,994
303,520	PT Aneka Tambang (Persero) Tbk	32,738
34,807	PT Bank Central Asia Tbk	34,875
47,249	PT Bank Mandiri Persero Tbk	40,106
98,633	PT Bank Negara Indonesia (Persero) Tbk	43,393
45,310	PT Bank Rakyat Indonesia (Persero) Tbk	41,536
136,433	PT Charoen Pokphand Indonesia Tbk	46,548
262,523	PT Global Mediacom Tbk	43,537
6,100	PT Gudang Garam Tbk	28,522

Schedule of Investments

255,389	PT Kalbe Farma Tbk	$38,162
394,786	PT Lippo Karawaci Tbk	37,509
28,249	PT Semen Indonesia (Persero) Tbk	40,443
144,414	PT Telekomunikasi Indonesia Persero Tbk	32,907

		494,270

	Italy - 0.3%
430	Bank Pekao SA	22,755

	Mauritius - 0.5%
44,684	Indorama Ventures PCL	36,465

	Mexico - 2.4%
10,290	Grupo Bimbo SAB de CV, Series A	31,524
10,862	Grupo Financiero Inbursa SAB de CV, Class O	33,161
10,339	Grupo Mexico SAB de CV, Series B	36,753
1,438	Industrias Penoles SAB de CV	35,860
10,936	Kimberly-Clark de Mexico SAB de CV, Class A	27,718

		165,016

	Netherlands - 0.5%
13,254	PT Unilever Indonesia Tbk	35,203

	Philippines - 3.5%
24,228	Aboitiz Equity Ventures, Inc.	30,689
1,967	Ayala Corp.	29,767
43,174	Ayala Land, Inc.	30,837
10,980	International Container Terminal Services, Inc.	28,566
83,300	LT Group, Inc.	30,605
317,704	Megaworld Corp.	30,975
1,731	SM Investments Corp.	31,730
81,633	SM Prime Holdings, Inc.	28,699

		241,868

	Poland - 0.9%
829	KGHM Polska Miedz SA	34,073
2,045	Polski Koncern Naftowy Orlen SA	24,096

		58,169

	Russia - 2.6%
3,465	Gazprom OAO ADR	25,468
511	Magnit OJSC GDR	30,050
3,415	Sberbank of Russia ADR	28,549
4,471	Severstal OAO GDR	42,902
838	Tatneft ADR	29,950
824	Yandex NV, Class A(a)	24,951

		181,870

	Saudi Arabia - 0.5%
11,555	Turk Telekomunikasyon AS	34,573

	Singapore - 0.6%
312,994	PT Bumi Serpong Damai	42,850

	South Africa - 14.1%
1,851	African Rainbow Minerals Ltd.	34,297
1,125	Aspen Pharmacare Holdings Ltd.	30,430
1,155	Bidvest Group Ltd.	31,140
3,246	Coronation Fund Managers Ltd.	29,613
3,646	Discovery Ltd.	31,921
2,124	Exxaro Resources Ltd.	28,838
8,432	FirstRand Ltd.	33,958
3,054	Foschini Group Ltd. (The)	33,409
14,916	Growthpoint Properties Ltd. REIT	34,546
3,513	Impala Platinum Holdings Ltd.	34,761
1,817	Imperial Holdings Ltd.	33,467
3,122	Investec Ltd.	26,847
2,650	Liberty Holdings Ltd.	32,023
8,207	Life Healthcare Group Holdings Ltd.	33,708

14,267	MMI Holdings Ltd.	$34,530
1,893	Mr. Price Group Ltd.	35,712
1,312	MTN Group Ltd.	27,080
8,532	Nampak Ltd.	32,483
320	Naspers Ltd., Class N	39,326
32,384	Redefine Properties Ltd. REIT	29,071
1,592	Remgro Ltd.	34,372
7,143	RMB Holdings Ltd.	37,220
6,214	Sanlam Ltd.	35,291
1,842	Shoprite Holdings Ltd.	27,789
2,367	Spar Group Ltd. (The)	27,341
2,191	Standard Bank Group Ltd.	29,493
5,635	Steinhoff International Holdings Ltd.	28,184
962	Tiger Brands Ltd.	27,649
4,606	Truworths International Ltd.	32,338
5,294	Woolworths Holdings Ltd.	40,958

		967,795

	South Korea - 5.5%
996	Doosan Heavy Industries & Construction Co. Ltd.	29,236
3,115	Doosan Infracore Co. Ltd.(a)	39,573
508	Hyundai Steel Co.	38,937
824	Korean Air Lines Co. Ltd.(a)	28,751
110	LG Chem Ltd.	30,762
158	LG Chem Ltd. (Preference Shares)	30,551
201	Lotte Chemical Corp.	34,044
48	Naver Corp.	33,968
20	Samsung Electronics Co. Ltd.	26,059
26	Samsung Electronics Co. Ltd. (Preference Shares)	26,933
399	Samsung Engineering Co. Ltd.(a)	26,736
2,422	Woori Finance Holdings Co. Ltd.(a)	32,979

		378,529

	Spain - 1.2%
4,100	Banco Santander Brasil SA	27,576
426,312	Banco Santander Chile	26,989
11,406	Grupo Financiero Santander Mexico SAB de CV, Class B	30,297

		84,862

	Thailand - 7.8%
4,990	Airports of Thailand PCL	33,256
58,280	Bangkok Dusit Medical Services PCL	30,855
23,097	Central Pattana PCL	34,347
28,230	Charoen Pokphand Foods PCL	23,518
5,200	Charoen Pokphand Foods PCL NVDR	4,332
19,300	CP All PCL	27,799
126,954	Home Product Center PCL	40,613
265,017	IRPC PCL	27,897
24,500	IRPC PCL NVDR	2,579
145,994	Jasmine International PCL	34,100
5,100	Jasmine International PCL NVDR	1,191
5,246	Kasikornbank PCL	33,956
55,556	Krung Thai Bank PCL	37,026
25,600	Land and Houses PCL	7,506
91,686	Land and Houses PCL NVDR	26,883
37,700	Minor International PCL	37,864
49,586	Pruksa Real Estate PCL	51,642
6,654	Siam Commercial Bank PCL	36,886
152,800	True Corp. PCL(a)	45,207
3,500	True Corp. PCL NVDR(a)	1,036

		538,493

	Turkey - 14.1%
12,828	Akbank TAS	50,517
2,997	Anadolu Efes Biracilik ve Malt Sanayii AS(a)	36,325
7,004	Arcelik AS	44,340
7,982	Aselsan Elektronik Sanayi Ve Ticaret AS	34,761
51,421	Asya Katilim Bankasi AS(a)	28,901

Schedule of Investments

1,632	BIM Birlesik Magazalar AS	$38,607
1,485	Coca-Cola Icecek AS	37,117
29,614	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	38,033
17,732	Eregli Demir ve Celik Fabrikalari TAS	37,224
10,126	Haci Omer Sabanci Holding AS	47,130
8,783	Koc Holding AS	45,715
4,666	Koza Altin Isletmeleri AS	48,176
4,624	Tav Havalimanlari Holding AS	37,985
6,704	Tofas Turk Otomobil Fabrikasi AS	41,503
1,842	Tupras Turkiye Petrol Rafine AS	44,907
13,211	Turk Hava Yollari AO(a)	39,396
12,183	Turkiye Garanti Bankasi AS	49,803
6,675	Turkiye Halk Bankasi AS	49,953
16,323	Turkiye Is Bankasi, Class C	45,224
32,908	Turkiye Sise Ve Cam Fabrikalari AS	47,504
20,660	Turkiye Vakiflar Bankasi TAO, Class D	48,173
3,647	Ulker Biskuvi Sanayi AS	28,222
21,814	Yapi ve Kredi Bankasi AS	49,319

		968,835

	United Kingdom - 2.5%
773	Anglo American Platinum Ltd.(a)	33,917
1,785	Barclays Africa Group Ltd.	27,789
949	Kumba Iron Ore Ltd.	33,159
5,059	Migros Ticaret AS(a)	44,900
1,348	Nedbank Group Ltd.	29,324

		169,089

	United States - 1.2%
3,582	Ford Otomotiv Sanayi AS(a)	48,863
2,791	Massmart Holdings Ltd.	36,455

		85,318

	Total Common Stocks and Other Equity Interests (Cost $6,597,017)	6,870,144

	Rights - 0.1%
	Thailand - 0.1%
59,397	True Corp. PCL, expiring 08/28/14(a)	5,642
1,360	True Corp. PCL NVDR, expiring 08/28/14(a)	129

	Total Rights (Cost $0)	5,771

	Total Investments (Cost $6,597,017)(c)-99.9%	6,875,915
	Other assets less liabilities-0.1%	8,166

	Net Assets-100.0%	$6,884,081

Investment Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-voting Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933 (the “1933 Act”), as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2014 was $26,782, which represented less than 1% of the Fund’s Net Assets.
(c)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $6,626,548. The net unrealized appreciation was $249,367, which consisted of aggregate gross unrealized appreciation of $405,502 and aggregate gross unrealized depreciation of $156,135.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.7%
	Belgium - 0.4%
148,100	Ambev SA	$1,024,850

	Brazil - 6.6%
60,100	Banco Bradesco SA (Preference Shares)	917,985
69,000	Bb Seguridade Participacoes SA	1,007,944
43,600	BRF SA	1,067,920
22,800	Cia Brasileira de Distribuicao (Preference Shares)	1,101,814
57,500	Cielo SA	1,053,114
140,100	EcoRodovias Infraestrutura e Logistica SA	847,067
122,700	Hypermarcas SA(a)	979,586
64,530	Itau Unibanco Holding SA (Preference Shares)	999,604
242,240	Itausa - Investimentos Itau SA (Preference Shares)	1,014,545
159,300	Lojas Americanas SA (Preference Shares)	1,015,881
23,200	M Dias Branco SA	952,716
47,900	Multiplan Empreendimentos Imobiliarios SA	1,139,419
113,700	Transmissora Alianca de Energia Eletrica SA	1,025,653
49,100	Ultrapar Participacoes SA	1,132,210
104,200	WEG SA	1,250,823

		15,506,281

	Chile - 2.0%
9,010,319	Banco de Chile	1,116,536
85,680	Cia Cervecerias Unidas SA	960,121
73,295	Empresa Nacional de Telecomunicaciones SA (ENTEL)	887,561
1	Empresas CMPC SA	2
71,869	Empresas COPEC SA	877,344
112,597	S.A.C.I. Falabella	889,827

		4,731,391

	China - 5.9%
1,925,556	Agricultural Bank of China Ltd., H-Shares	938,104
2,212,664	Bank of China Ltd., H-Shares	1,058,269
1,456,376	Bank of Communications Co. Ltd., H-Shares	1,118,171
1,294,738	China Construction Bank Corp., H-Shares	995,882
127,099	China Mobile Ltd.	1,405,876
1,897,148	China Telecom Corp. Ltd., H-Shares	1,064,228
535,783	CNOOC Ltd.	950,660
1,482,513	Industrial & Commercial Bank of China Ltd., H-Shares	1,016,038
2,473,392	People’s Insurance Co. (Group) of China Ltd., H-Shares	1,095,396
849,384	PetroChina Co. Ltd., H-Shares	1,112,047
315,937	Shanghai Industrial Holdings Ltd.	1,053,786
1,317,223	SOHO China Ltd.	1,106,582
814,438	Sun Art Retail Group Ltd.	1,016,202

		13,931,241

	Colombia - 2.7%
74,757	Bancolombia SA	$1,127,097
77,129	Bancolombia SA (Preference Shares)	1,191,623
153,580	Cementos Argos SA	900,016
501,297	Ecopetrol SA	849,269
52,378	Grupo de Inversiones Suramericana SA	1,166,402
56,217	Grupo de Inversiones Suramericana SA (Preference Shares)	1,188,399

		6,422,806

	France - 0.8%
4,223	Komercni Banka AS	918,685
64,600	Tractebel Energia SA	969,043

		1,887,728

	Hungary - 0.7%
17,393	MOL Hungarian Oil & Gas PLC	839,995
49,901	Richter Gedeon Nyrt	817,839

		1,657,834

	India - 0.4%
17,123	Infosys Ltd. ADR	938,683

	Indonesia - 0.6%
8,044,591	PT Trada Maritime TBK(a)	1,281,993

	Italy - 1.0%
752,492	Empresa Nacional de Electricidad SA	1,113,691
3,285,708	Enersis SA	1,100,828

		2,214,519

	Malaysia - 16.9%
818,400	AMMB Holdings Bhd	1,772,341
1,146,100	Axiata Group Bhd	2,493,936
74,200	British American Tobacco Malaysia Bhd	1,634,084
1,043,400	Bumi Armada Bhd	1,096,941
680,200	CIMB Group Holdings Bhd	1,485,448
985,000	DiGi.Com Bhd	1,749,661
801,500	Gamuda Bhd	1,198,739
383,800	Genting Bhd	1,184,002
747,800	Genting Malaysia Bhd	1,026,773
1,040,800	IHH Healthcare Bhd	1,530,588
656,700	IJM Corp. Bhd	1,372,109
752,900	IOI Corp. Bhd	1,177,879
180,300	Kuala Lumpur Kepong Bhd	1,337,018
578,500	Malayan Banking Bhd	1,786,988
396,300	Malaysia Airports Holdings Bhd	925,105
1,021,400	Maxis Bhd	2,158,714
491,000	MISC Bhd	993,998
806,400	Petronas Chemicals Group Bhd	1,675,374
149,700	Petronas Dagangan Bhd	871,220
170,700	Petronas Gas Bhd	1,254,079
348,200	Public Bank Bhd	2,155,005
734,700	Sapurakencana Petroleum Bhd	988,383
927,500	Sime Darby Bhd	2,756,962
757,300	Telekom Malaysia Bhd	1,478,583
326,700	Tenaga Nasional Bhd	1,268,496
380,900	UMW Holdings Bhd	1,394,409
2,261,700	YTL Corporation Bhd	1,111,035

		39,877,870

	Mexico - 2.6%
1,022,282	America Movil SAB de CV, Series L	1,205,911
159,248	Arca Continental SAB de CV	1,124,712
715,706	Cemex SAB de CV, Series CPO	899,433
79,645	Coca-Cola Femsa SAB de CV, Series L	849,474
112,601	Fomento Economico Mexicano SAB de CV	1,057,852
145,571	Grupo Televisa SAB de CV, Series CPO	1,035,927

		6,173,309

Schedule of Investments

	Netherlands - 0.4%
68,963	Telefonica Czech Republic AS	$909,648

	Philippines - 0.5%
16,882	Philippine Long Distance Telephone Co.	1,186,116

	Poland - 0.7%
75,853	Powszechna Kasa Oszczednosci Bank Polski SA	861,106
6,071	Powszechny Zaklad Ubezpieczen SA	852,515

		1,713,621

	Russia - 1.2%
16,575	LUKOIL OAO ADR	922,887
147,290	Rosneft Oil Co. OAO GDR	907,863
137,553	Surgutneftegas OAO ADR	952,909

		2,783,659

	South Africa - 8.7%
39,729	Bidvest Group Ltd.	1,071,143
52,376	Capitec Bank Holdings Ltd.	1,190,379
103,551	Coronation Fund Managers Ltd.	944,696
70,110	Exxaro Resources Ltd.	951,897
269,276	FirstRand Ltd.	1,084,456
434,109	Growthpoint Properties Ltd. REIT	1,005,420
111,607	Investec Ltd.	959,733
86,756	Liberty Holdings Ltd.	1,048,374
119,697	Mediclinic International Ltd.	953,086
45,042	MTN Group Ltd.	929,661
314,448	PPC Ltd.	943,652
1,068,477	Redefine Properties Ltd. REIT	959,152
49,492	Remgro Ltd.	1,068,546
344,638	RMI Holdings	999,198
22,325	Sasol Ltd.	1,288,877
65,615	Shoprite Holdings Ltd.	989,874
94,094	Spar Group Ltd. (The)	1,086,881
78,480	Standard Bank Group Ltd.	1,056,429
181,956	Steinhoff International Holdings Ltd.	910,077
32,889	Tiger Brands Ltd.	945,281

		20,386,812

	South Korea - 16.6%
161,544	Daewoo Securities Co. Ltd.(a)	1,625,704
17,812	Dongbu Insurance Co. Ltd.	1,015,501
28,406	GS Holdings	1,298,499
25,288	Hana Financial Group, Inc.	1,018,408
37,500	Hanwha Corp.	1,066,169
8,249	Hyundai Department Store Co. Ltd.	1,179,276
21,332	Hyundai Engineering & Construction Co. Ltd.	1,302,513
42,379	Hyundai Marine & Fire Insurance Co. Ltd.	1,255,685
3,350	Hyundai Mobis	996,338
78,515	Industrial Bank of Korea	1,172,188
28,705	KB Financial Group, Inc.	1,122,675
17,009	Kia Motors Corp.	1,004,715
24,477	Korea Electric Power Corp.	999,511
36,750	KT Corp.	1,187,278
14,449	KT&G Corp.	1,394,686
3,665	LG Chem Ltd.	1,024,931
19,480	LG Corp.	1,301,730
13,409	LG Electronics, Inc.	998,946
3,342	Lotte Shopping Co. Ltd.	1,033,350
4,641	POSCO	1,509,956
13,258	Samsung C&T Corp.	945,443
27,748	Samsung Card Co. Ltd.	1,291,575
15,563	Samsung Electro-Mechanics Co. Ltd.	953,946
708	Samsung Electronics Co. Ltd.	922,491
3,806	Samsung Fire & Marine Insurance Co. Ltd.	1,044,360
10,765	Samsung Life Insurance Co. Ltd.	1,099,698

27,591	Samsung Securities Co., Ltd.	$1,299,566
23,465	Samsung Techwin Co. Ltd.	1,100,407
21,334	Shinhan Financial Group Co. Ltd.	1,058,978
5,414	SK Holdings Co. Ltd.	920,679
10,800	SK Innovation Co. Ltd.	1,081,920
4,402	SK Telecom Co. Ltd.	1,127,061
25,168	S-Oil Corp.	1,349,880
123,038	Woori Investment & Securities Co. Ltd.	1,340,938

		39,045,001

	Spain - 0.8%
14,667,798	Banco Santander Chile	928,607
49,600	Telefonica Brasil SA (Preference Shares)	998,173

		1,926,780

	Taiwan - 27.7%
1,173,120	Asia Cement Corp.	1,631,087
814,023	Cathay Financial Holding Co. Ltd.	1,357,001
2,816,500	Chang Hwa Commercial Bank	1,842,680
422,738	Cheng Shin Rubber Industry Co. Ltd.	1,063,050
626,000	Cheng Uei Precision Industry Co. Ltd.	1,166,257
381,855	Chicony Electronics Co. Ltd.	1,054,607
5,235,000	China Development Financial Holding Corp.	1,725,122
1,208,500	China Life Insurance Co. Ltd.	1,153,315
2,729,000	China Petrochemical Development Corp.	1,107,641
201,000	China Steel Chemical Corp.	1,270,670
1,847,285	China Steel Corp.	1,595,406
631,000	Chunghwa Telecom Co. Ltd.	1,924,367
2,217,650	CTBC Financial Holding Co. Ltd.	1,556,499
2,009,400	E.Sun Financial Holding Co. Ltd.	1,341,669
1,313,880	Far Eastern New Century Corp.	1,472,608
467,000	Far EasTone Telecommunications Co. Ltd.	965,779
3,643,715	First Financial Holding Co. Ltd.	2,482,490
454,090	Formosa Chemicals & Fibre Corp.	1,105,679
447,000	Formosa Petrochemical Corp.	1,141,260
526,400	Formosa Plastics Corp.	1,351,245
516,000	Foxconn Technology Co. Ltd.	1,270,427
886,000	Fubon Financial Holding Co. Ltd.	1,390,237
437,000	Highwealth Construction Corp.	1,011,281
473,000	Hon Hai Precision Industry Co. Ltd.	1,615,714
427,000	Huaku Development Co. Ltd.	1,015,952
591,947	Lite-On Technology Corp.	996,464
3,885,000	Macronix International(a)	998,151
1,744,000	Mega Financial Holding Co. Ltd.	1,533,875
1,082,000	Nan Kang Rubber Tire Co. Ltd.	1,260,844
472,000	Nan Ya Plastics Corp.	1,101,738
124,000	President Chain Store Corp.	985,015
570,000	Ruentex Development Co. Ltd.	1,018,783
391,000	Ruentex Industries Ltd.	982,306
6,009,018	Shin Kong Financial Holding Co. Ltd.	1,996,678
554,000	Siliconware Precision Industries Co.	755,975
3,202,878	SinoPac Financial Holdings Co. Ltd.	1,504,064
3,343,825	Taishin Financial Holding Co. Ltd.	1,787,138
651,000	Taiwan Cement Corp.	965,749
4,708,931	Taiwan Cooperative Financial Holding	2,807,175
798,000	Taiwan Fertilizer Co. Ltd.	1,619,269
305,000	Taiwan Mobile Co. Ltd.	934,972
239,000	Taiwan Semiconductor Manufacturing Co. Ltd.	960,218
3,382,000	Tatung Co. Ltd.(a)	1,114,936
662,340	Uni-President Enterprises Corp.	1,263,559
3,460,000	Walsin Lihwa Corp.(a)	1,285,171
1,076,127	Wistron Corp.	1,027,620
856,000	WPG Holdings Ltd.	1,133,406
2,177,000	Yuanta Financial Holding Co. Ltd.	1,209,858
767,000	Yulon Motor Co. Ltd.	1,250,157

		65,105,164

Schedule of Investments

	Thailand - 0.5%
111,670	PTT PCL	$1,107,304

	United Kingdom - 1.6%
63,816	Barclays Africa Group Ltd.	993,475
48,980	Nedbank Group Ltd.	1,065,505
89,300	Souza Cruz SA	829,983
77,884	Vodacom Group Ltd.	912,238

		3,801,201

	United States - 0.4%
398,059	Wal-Mart de Mexico SAB de CV, Series V	987,552

	Total Investments (Cost $223,070,977)(b)-99.7%	234,601,363
	Other assets less liabilities-0.3%	822,490

	Net Assets-100.0%	$235,423,853

Investment Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $224,469,505. The net unrealized appreciation was $10,131,857, which consisted of aggregate gross unrealized appreciation of $18,026,231 and aggregate gross unrealized depreciation of $7,894,374.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P International Developed High Beta Portfolio (IDHB)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Australia - 1.6%
3,902	Fortescue Metals Group Ltd.	$17,848
1,782	Iluka Resources Ltd.	14,629
12,136	Qantas Airways Ltd.(a)	15,063

		47,540

	Austria - 0.9%
577	Erste Group Bank AG	14,865
474	Raiffeisen Bank International AG	13,059

		27,924

	Bahamas - 0.5%
908	Vedanta Resources PLC	16,112

	Belgium - 0.5%
299	KBC Groep NV(a)	16,271

	Canada - 2.7%
815	First Quantum Minerals Ltd.	19,360
3,694	IAMGOLD Corp.(a)	13,674
3,327	Lundin Mining Corp.(a)	19,162
1,095	Osisko Gold Royalties Ltd.(a)	15,641
661	Teck Resources Ltd., Class B	15,865

		83,702

	Denmark - 0.5%
213	Pandora A/S	14,618

	Finland - 2.8%
363	Cargotec Corp., Class B	13,264
388	Metso Oyj	15,258
345	Nokian Renkaat Oyj	11,988
1,711	Stora Enso Oyj, Class R	15,430
949	UPM-Kymmene Oyj	15,517
1,434	YIT Oyj	14,716

		86,173

	France - 4.1%
576	AXA SA	13,248
202	BNP Paribas SA	13,379
415	Carrefour SA	14,343
118	Casino Guichard Perrachon SA	14,235
114	Cie Generale des Etablissements Michelin	12,517
158	Lafarge SA	12,280
212	Renault SA	17,692
147	Schneider Electric SE	12,434
287	Societe Generale SA	14,421

		124,549

	Germany - 5.2%
122	BASF SE	12,674
100	Bayer AG	13,235
113	Bayerische Motoren Werke AG	13,508
950	Commerzbank AG(a)	13,760
66	Continental AG	14,270
160	Daimler AG	13,247
374	Deutsche Bank AG	12,851

392	Deutsche Post AG	$12,596
177	HeidelbergCement AG	13,175
356	Metro AG(a)	12,870
137	Porsche Automobil Holding SE (Preference Shares)	12,855
522	ThyssenKrupp AG(a)	14,782

		159,823

	Greece - 0.0%
47,025	Agricultural Bank of Greece(a)	0
28,298	TT Hellenic Postbank SA(a)	0

		—

	Ireland - 2.0%
47,271	Bank of Ireland(a)	16,761
560	CRH PLC	13,098
1,117	James Hardie Industries PLC	14,206
703	Smurfit Kappa Group PLC	15,271

		59,336

	Italy - 4.8%
2,609	Enel SpA	14,885
4,489	Intesa Sanpaolo SpA	13,394
4,859	Intesa Sanpaolo SpA-RSP	13,055
3,205	Mediaset SpA(a)	12,788
1,469	Mediobanca SpA(a)	13,022
1,908	Mediolanum SpA	14,551
647	Prysmian SpA	13,782
493	Salvatore Ferragamo SpA	13,582
10,560	Telecom Italia SpA(a)	12,222
1,606	UBI Banca-Unione di Banche Italiane ScpA	13,290
1,642	UniCredit SpA	12,874

		147,445

	Japan - 50.8%
4,713	ACOM Co. Ltd.(a)	18,882
701	AEON Financial Service Co. Ltd.	16,217
400	Aisin Seiki Co. Ltd.	15,714
1,504	Amada Co. Ltd.	14,742
14,831	Aplus Financial Co. Ltd.(a)	22,066
1,504	Bank of Kyoto Ltd. (The)	13,821
500	Century Tokyo Leasing Corp.	16,313
1,900	Citizen Holdings Co. Ltd.	15,335
1,052	Credit Saison Co. Ltd.	21,094
1,000	Dai Nippon Printing Co. Ltd.	10,347
2,506	Daido Steel Co. Ltd.	11,892
1,128	Dai-ichi Life Insurance Co. Ltd. (The)	16,157
300	Daikin Industries Ltd.	20,946
2,004	Daiwa Securities Group, Inc.	17,083
301	Don Quijote Co. Ltd.	16,479
3,000	Ebara Corp.	18,933
6	Fast Retailing Co. Ltd.	2,007
3,000	Fuji Electric Co. Ltd.	15,637
501	Fuji Heavy Industries Ltd.	14,450
2,000	Fujitsu Ltd.	15,578
1,252	Hino Motors Ltd.	17,593
3,008	Hiroshima Bank Ltd. (The)	14,772
751	Hitachi Capital Corp.	20,310
852	Hitachi Construction Machinery Co. Ltd.	17,606
2,003	Hokkaido Electric Power Co., Inc.(a)	17,491
1,400	Hulic Co. Ltd.	16,759
1,203	Isetan Mitsukoshi Holdings Ltd.	15,138
3,006	Isuzu Motors Ltd.	21,134
802	Japan Exchange Group, Inc.	18,608
4,760	Japan Steel Works Ltd. (The)	20,691
778	JFE Holdings, Inc.	16,546
1,153	JTEKT Corp.	20,260
1,803	Kansai Electric Power Co., Inc. (The)(a)	16,656
4,007	Kawasaki Heavy Industries Ltd.	15,781
2,004	Keikyu Corp.	17,812

Schedule of Investments

1,000	Kikkoman Corp.	$22,191
11,025	Kobe Steel Ltd.	18,119
651	Konami Corp.	15,288
1,003	Kubota Corp.	13,435
1,402	Kyushu Electric Power Co., Inc.(a)	15,719
251	Makita Corp.	15,109
1,704	Marui Group Co. Ltd.	16,670
801	Mazda Motor Corp.	19,481
1,003	Minebea Co. Ltd.	12,065
1,003	Mitsubishi Electric Corp.	13,421
1,001	Mitsubishi Estate Co. Ltd.	24,797
2,005	Mitsubishi Heavy Industries Ltd.	13,221
1,003	Mitsubishi Logistics Corp.	15,401
2,405	Mitsubishi UFJ Financial Group, Inc.	14,397
3,306	Mitsubishi UFJ Lease & Finance Co. Ltd.	18,839
1,001	Mitsui Fudosan Co. Ltd.	33,529
4,007	Mitsui OSK Lines Ltd.	14,963
577	MS&AD Insurance Group Holdings, Inc.	13,351
5,011	Nippon Steel & Sumitomo Metal Corp.	15,306
900	Nissan Chemical Industries Ltd.	16,681
601	NKSJ Holdings, Inc.	15,423
2,405	Nomura Holdings, Inc.	15,442
1,003	NSK Ltd.	14,328
400	NTT Data Corp.	15,364
1,503	NTT Urban Development Corp.	16,633
551	Olympus Corp.(a)	20,093
400	OMRON Corp.	18,029
1,152	ORIX Corp.	18,971
1,954	SBI Holdings, Inc.	23,258
700	Sega Sammy Holdings, Inc.	14,043
5,010	Sharp Corp.(a)	15,882
1,302	Shikoku Electric Power Co., Inc.(a)	17,333
8,018	Shinsei Bank Ltd.	17,153
1,003	Shizuoka Bank Ltd. (The)	10,934
200	SoftBank Corp.	14,727
1,502	Sumitomo Dainippon Pharma Co. Ltd.	18,506
1,253	Sumitomo Metal Mining Co. Ltd.	21,085
4,007	Sumitomo Mitsui Trust Holdings, Inc.	17,616
901	Sumitomo Realty & Development Co. Ltd.	37,697
551	Suzuki Motor Corp.	18,560
400	Sysmex Corp.	15,714
1,303	T&D Holdings, Inc.	16,592
2,000	Taiyo Nippon Sanso Corp.	17,757
1,003	Takashimaya Co. Ltd.	9,315
301	TDK Corp.	14,591
701	THK Co. Ltd.	17,090
1,403	Tohoku Electric Power Co., Inc.	15,499
3,934	Tokyo Electric Power Co., Inc.(a)	15,493
2,004	Tokyo Tatemono Co. Ltd.	17,344
3,507	Tosoh Corp.	15,585
1,228	Toyo Seikan Group Holdings Ltd.	19,381
551	Toyota Tsusho Corp.	15,533
1,000	Yamaha Corp.	15,491
1,002	Yamaha Motor Co. Ltd.	16,837
1,303	Yaskawa Electric Corp.	17,156
1,202	Yokogawa Electric Corp.	15,371
2,003	Yokohama Rubber Co. Ltd. (The)	17,530

		1,556,189

	Liechtenstein - 0.5%
1,148	Antofagasta PLC	15,709

	Netherlands - 0.9%
1,136	ING Groep NV CVA(a)	14,812
274	Randstad Holding NV	13,590

		28,402

	Norway - 4.1%
734	DNB ASA	$13,053
4,111	Dno ASA(a)	13,825
763	Gjensidige Forsikring ASA	14,732
1,162	Marine Harvest ASA	15,830
1,593	Petroleum Geo-Services ASA	13,608
1,738	Prosafe SE	12,940
262	Schibsted ASA	12,688
2,668	Storebrand ASA(a)	14,835
525	TGS Nopec Geophysical Co. ASA	14,921

		126,432

	Portugal - 0.7%
115,297	Banco Comercial Portugues SA, Class R(a)	16,538
13,763	Banco Espirito Santo SA(a)	3,701

		20,239

	Spain - 2.7%
324	ACS Actividades de Construccion y Servicios SA	14,191
1,132	Banco Bilbao Vizcaya Argentaria SA	13,963
1,377	Banco Santander SA	13,905
7,163	Bankia SA(a)	14,098
269	Grifols SA	12,173
3,486	Mapfre SA	13,442

		81,772

	Sweden - 8.8%
584	Alfa Laval AB	13,285
282	Assa Abloy AB, Class B	13,884
556	Atlas Copco AB, Class A	16,633
620	Atlas Copco AB, Class B	16,780
655	Electrolux AB, Series B	16,304
551	Getinge AB, Class B	13,436
678	Industrivarden AB, Class A	13,224
412	Investor AB, Class B	14,855
408	Modern Times Group AB, Class B	15,928
1,007	Nordea Bank AB	13,532
1,129	Sandvik AB	14,239
1,199	Securitas AB, Class B	13,950
1,042	Skandinaviska Enskilda Banken AB, Class A	13,987
605	Skanska AB, Class B	12,589
539	Svenska Cellulosa AB SCA, Class A	13,354
524	Svenska Cellulosa AB SCA, Class B	12,937
560	Swedbank AB, Class A	14,377
1,052	Volvo AB, Class A	13,169
1,065	Volvo AB, Class B	13,047

		269,510

	Switzerland - 1.1%
152	Compagnie Financiere Richemont SA	14,484
3,136	Glencore PLC	19,063

		33,547

	United Kingdom - 4.8%
704	Anglo American PLC	19,005
1,059	ARM Holdings PLC	15,143
550	easyJet PLC	12,025
2,232	GKN PLC	12,903
2,200	International Consolidated Airlines Group SA(a)	12,287
4,540	Old Mutual PLC	15,008
271	Rio Tinto PLC	15,519
2,710	Royal Bank of Scotland Group PLC(a)	16,256
366	Schroders PLC	14,768
4,138	Turquoise Hill Resources Ltd.(a)	14,406

		147,320

	Total Investments (Cost $3,203,959)(b)-100.0%	3,062,613
	Other assets less liabilities-0.0%	(589)

	Net Assets-100.0%	$3,062,024

Schedule of Investments

Investment Abbreviations:

CVA - Dutch Certificates

RSP - Registered Savings Plan Shares

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $3,238,624. The net unrealized depreciation was $176,011, which consisted of aggregate gross unrealized appreciation of $64,326 and aggregate gross unrealized depreciation of $240,337.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P International Developed Low Volatility Portfolio (IDLV)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.8%
	Australia - 12.7%
84,348	AGL Energy Ltd.	$1,151,940
116,425	Amcor Ltd.	1,119,427
179,171	APA Group	1,232,505
41,094	ASX Ltd.	1,374,660
275,269	Aurizon Holdings Ltd.	1,273,773
38,784	Australia & New Zealand Banking Group Ltd.	1,212,357
99,400	Bendigo & Adelaide Bank Ltd.	1,166,414
612,924	CFS Retail Property Trust Group REIT	1,225,904
18,302	Commonwealth Bank of Australia	1,412,519
18,198	CSL Ltd.	1,139,689
287,938	GPT Group REIT	1,084,382
193,254	Insurance Australia Group Ltd.	1,123,879
38,161	National Australia Bank Ltd.	1,239,324
487,364	Scentre Group REIT(a)	1,540,548
877,200	SP Ausnet(a)	1,095,149
284,852	Stockland REIT	1,068,778
88,812	Suncorp Group Ltd.	1,172,310
267,527	Sydney Airport	1,061,683
430,149	Tatts Group Ltd.	1,413,545
313,539	Telstra Corp. Ltd.	1,590,215
189,489	Transurban Group	1,354,977
33,590	Wesfarmers Ltd.	1,361,242
106,761	Westfield Corp. REIT	737,054
36,017	Westpac Banking Corp.	1,146,618
33,004	Woodside Petroleum Ltd.	1,295,407
40,288	Woolworths Ltd.	1,371,358

		31,965,657

	Belgium - 1.6%
10,191	Ackermans & van Haaren NV	1,232,378
15,939	Groupe Bruxelles Lambert SA	1,584,551
22,844	Umicore SA	1,100,566

		3,917,495

	Canada - 25.1%
27,056	AltaGas Ltd.	1,226,486
36,482	ARC Resources Ltd.(b)	1,006,677
25,563	Bank of Montreal(b)	1,908,331
28,702	Bank of Nova Scotia	1,951,256
25,450	Baytex Energy Corp.(b)	1,092,668
33,359	BCE, Inc.	1,513,129
66,114	Bell Aliant, Inc.(b)	1,876,565
29,857	Brookfield Asset Management, Inc., Class A	1,333,987
79,748	CAE, Inc.	1,019,696
20,841	Canadian Imperial Bank of Commerce	1,937,554
20,337	Canadian National Railway Co.	1,361,653
57,804	Canadian Oil Sands Ltd.	1,236,628
12,198	Canadian Tire Corp. Ltd., Class A	1,160,583
29,370	Canadian Utilities Ltd., Class A	1,056,743
40,034	Cenovus Energy, Inc.	1,231,561
37,621	CI Financial Corp.(b)	1,219,879
32,837	Crescent Point Energy Corp.(b)	1,341,954

50,799	Dream Office Real Estate Investment Trust REIT(b)	$1,354,142
46,630	Emera, Inc.(b)	1,443,896
30,665	Enbridge, Inc.	1,505,575
56,650	Fortis, Inc.	1,745,839
16,803	George Weston Ltd.	1,353,933
50,733	Great-West Lifeco, Inc.	1,480,072
63,669	H&R REIT(b)	1,352,743
35,733	Husky Energy, Inc.	1,088,746
25,993	IGM Financial, Inc.	1,228,200
20,046	Intact Financial Corp.	1,339,039
14,562	Keyera Corp.	1,091,765
19,596	Metro, Inc.	1,279,640
44,374	National Bank of Canada	1,989,116
19,885	Onex Corp.	1,158,961
29,705	Pembina Pipeline Corp.	1,246,429
51,461	Power Corp. of Canada	1,516,437
47,181	Power Financial Corp.	1,522,932
48,857	RioCan REIT	1,215,310
24,410	Royal Bank of Canada	1,804,320
23,882	Saputo, Inc.	1,484,495
49,929	Shaw Communications, Inc., Class B	1,225,465
35,795	Sun Life Financial, Inc.	1,366,829
27,091	Suncor Energy, Inc.	1,114,099
36,408	Thomson Reuters Corp.	1,377,528
26,203	Tim Hortons, Inc.	1,466,059
38,119	Toronto-Dominion Bank (The)	1,996,551
31,234	TransCanada Corp.	1,569,375
18,315	Vermilion Energy, Inc.	1,210,625

		63,003,471

	China - 0.5%
393,299	BOC Hong Kong (Holdings) Ltd.	1,238,772

	Denmark - 1.8%
35,245	DSV A/S	1,109,876
117,878	TDC A/S	1,188,576
12,129	Tryg A/S	1,216,852
12,208	William Demant Holding(a)	1,059,888

		4,575,192

	Finland - 0.4%
22,308	Sampo Oyj, Class A	1,106,891

	France - 5.0%
10,046	Air Liquide SA	1,277,216
14,943	Danone SA	1,078,395
3,274	Hermes International	1,130,417
17,352	Legrand SA	957,559
6,616	L’Oreal SA	1,116,398
506,081	Parmalat SpA	1,669,819
9,463	Pernod Ricard SA	1,059,767
11,737	Sodexo	1,168,001
17,113	Thales SA	970,316
17,567	Total SA	1,132,290
13,901	Vinci SA	955,772

		12,515,950

	Germany - 4.8%
6,363	Allianz SE	1,062,736
12,758	Bayerische Motoren Werke AG (Preference Shares)	1,209,581
13,132	Beiersdorf AG	1,186,720
7,304	Fresenius SE & Co. KGaA	1,093,571
9,851	Henkel AG & Co. KGaA (Preference Shares)	1,099,561
6,282	Linde AG	1,285,173
25,027	MAN SE	2,972,229
5,103	Muenchener Rueckversicherungs- Gesellschaft AG	1,084,740
14,986	SAP SE	1,180,218

		12,174,529

Schedule of Investments

	Hong Kong - 3.1%
193,860	CLP Holdings Ltd.	$1,610,605
522,334	Hong Kong & China Gas Co. Ltd.	1,139,119
332,186	MTR Corp. Ltd.	1,307,750
129,578	Power Assets Holdings Ltd.	1,157,808
89,894	Sun Hung Kai Properties Ltd.	1,361,822
95,500	Swire Pacific Ltd., Class A	1,226,900

		7,804,004

	Ireland - 0.4%
15,125	Kerry Group PLC, Class A	1,120,860

	Israel - 1.9%
217,773	Bank Hapoalim BM	1,273,125
324,795	Bank Leumi Le-Israel(a)	1,278,775
633,875	Israel Discount Bank Ltd., Class A(a)	1,105,870
90,671	Mizrahi Tefahot Bank Ltd.	1,147,159

		4,804,929

	Italy - 1.4%
42,995	Eni SpA	1,092,099
202,324	Snam SpA	1,191,317
226,377	Terna-Rete Elettrica Nationale SpA	1,188,295

		3,471,711

	Japan - 2.0%
358,670	Aozora Bank Ltd.	1,222,702
79,060	Kagome Co. Ltd.	1,325,218
44,563	McDonald’s Holdings Co. Japan Ltd.(b)	1,122,036
298,711	Nankai Electric Railway Co. Ltd.	1,416,434

		5,086,390

	Malaysia - 0.5%
1,067,443	Genting Singapore PLC	1,140,976

	Netherlands - 2.8%
17,232	Heineken Holding NV	1,096,741
15,378	Heineken NV	1,078,906
58,566	Reed Elsevier NV	1,314,763
30,852	Royal Dutch Shell PLC, Class B	1,329,209
29,165	Unilever NV CVA	1,199,708
40,942	Wolters Kluwer NV	1,129,717

		7,149,044

	New Zealand - 0.8%
318,133	Auckland International Airport Ltd.	1,024,912
149,979	Ryman Healthcare Ltd.	1,026,954

		2,051,866

	Norway - 0.4%
39,374	Statoil ASA	1,120,494

	Portugal - 0.9%
217,829	EDP-Energias de Portugal SA	1,018,099
62,758	Galp Energia SGPS SA	1,110,884

		2,128,983

	Singapore - 11.5%
826,801	CapitaMall Trust REIT	1,303,950
133,216	City Developments Ltd.	1,127,827
109,415	DBS Group Holdings Ltd.	1,595,282
1,415,350	Hutchison Port Holdings Trust, Class U	1,052,859
175,102	Keppel Corp. Ltd.	1,536,380
1,086,711	Keppel REIT Management Ltd. REIT	1,106,627
1,607,048	Mapletree Greater China Commercial Trust REIT	1,180,756
198,538	Oversea-Chinese Banking Corp. Ltd.	1,581,410
446,246	SATS Ltd.	1,075,081
314,706	SembCorp Industries Ltd.	1,374,501
424,339	SembCorp Marine Ltd.	1,406,724

172,255	Singapore Airlines Ltd.	$1,420,712
266,764	Singapore Exchange Ltd.	1,507,346
892,922	Singapore Post Ltd.	1,255,652
454,604	Singapore Press Holdings Ltd.	1,511,886
341,549	Singapore Technologies Engineering Ltd.	1,035,445
376,259	Singapore Telecommunications Ltd.	1,225,505
367,073	StarHub Ltd.	1,251,868
772,192	Suntec REIT	1,105,737
65,299	United Overseas Bank Ltd.	1,260,128
264,463	Venture Corp. Ltd.	1,717,623
451,360	Wilmar International Ltd.	1,181,134

		28,814,433

	Spain - 2.2%
50,448	Abertis Infraestructuras SA	1,103,171
25,817	Amadeus IT Holding SA, Class A	1,014,520
48,835	Ferrovial SA	1,018,933
173,092	Iberdrola SA	1,284,068
65,784	Telefonica SA	1,069,007

		5,489,699

	Sweden - 4.3%
21,109	Assa Abloy AB, Class B	1,033,233
25,307	Hennes & Mauritz AB, Class B	1,036,693
31,684	ICA Gruppen AB	983,453
57,827	Industrivarden AB, Class A	1,127,911
60,404	Industrivarden AB, Class C	1,123,615
29,504	Investor AB, Class B	1,059,270
26,929	Lundbergforetagen AB, Class B	1,202,828
52,026	Skanska AB, Class B	1,078,898
22,136	Svenska Handelsbanken AB, Class A	1,065,176
159,555	TeliaSonera AB	1,194,055

		10,905,132

	Switzerland - 4.4%
8,023	Kuehne + Nagel International AG	1,068,221
19,218	Nestle SA	1,425,806
15,088	Novartis AG	1,316,226
3,745	Roche Holding AG	1,087,352
484	SGS SA	1,055,422
15,145	Swiss Re AG	1,286,643
2,519	Swisscom AG	1,396,407
3,036	Syngenta AG	1,078,900
4,484	Zurich Insurance Group AG	1,302,752

		11,017,729

	United Kingdom - 10.7%
163,529	BP PLC	1,336,256
20,494	British American Tobacco PLC	1,199,399
96,181	British Land Co. PLC REIT	1,138,184
42,750	Bunzl PLC	1,143,861
56,941	Capita PLC	1,151,772
200,263	Centrica PLC	1,044,741
74,811	Compass Group PLC	1,217,626
33,009	Diageo PLC	992,969
48,018	GlaxoSmithKline PLC	1,159,015
109,602	Hammerson PLC REIT	1,108,472
86,721	Hang Seng Bank Ltd.	1,472,087
110,421	HSBC Holdings PLC	1,182,093
25,372	Imperial Tobacco Group PLC	1,098,880
23,895	Intertek Group PLC	1,034,367
63,140	Land Securities Group PLC REIT	1,106,874
100,983	National Grid PLC	1,454,469
12,734	Reckitt Benckiser Group PLC	1,123,723
84,586	Reed Elsevier PLC	1,363,088
66,080	Smith & Nephew PLC	1,137,514
46,842	SSE PLC	1,148,776
18,662	Telenet Group Holding NV(a)	996,324
25,971	Unilever PLC	1,124,675

Schedule of Investments

77,997	United Utilities Group PLC	$1,168,121

		26,903,286

	United States - 0.6%
27,219	Imperial Oil Ltd.	1,398,891

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $238,306,800)-99.8%	250,906,384

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 3.2%
7,973,913	Invesco Liquid Assets Portfolio - Institutional Class(c)(d) (Cost $7,973,913)	7,973,913

	Total Investments (Cost $246,280,713)(e)-103.0%	258,880,297
	Other assets less liabilities-(3.0%)	(7,540,365)

	Net Assets-100.0%	$251,339,932

Investment Abbreviations:

CVA - Dutch Certificates

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2014.
(c)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of July 31, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman & Co.	$7,527,884	$(7,527,884)	$—

*	Amount does not include excess collateral received, if any.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $246,838,890. The net unrealized appreciation was $12,041,407, which consisted of aggregate gross unrealized appreciation of $15,123,061 and aggregate gross unrealized depreciation of $3,081,654.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P MidCap Low Volatility Portfolio (XMLV)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 2.5%
7,808	John Wiley & Sons, Inc., Class A	$469,183
22,646	Service Corp. International	475,566

		944,749

	Consumer Staples - 4.6%
7,995	Church & Dwight Co., Inc.	513,119
12,092	Hillshire Brands Co. (The)	759,015
5,045	Lancaster Colony Corp.	440,681

		1,712,815

	Financials - 37.6%
5,744	Alexandria Real Estate Equities, Inc. REIT	451,478
1,359	Alleghany Corp.(b)	562,422
9,850	American Financial Group, Inc.	551,501
10,782	Arthur J. Gallagher & Co.	485,190
9,856	Aspen Insurance Holdings Ltd.	394,339
8,243	Bank of Hawaii Corp.	471,335
21,232	BioMed Realty Trust, Inc. REIT	456,488
14,441	Brown & Brown, Inc.	444,494
9,993	Commerce Bancshares, Inc.	450,285
6,208	Cullen/Frost Bankers, Inc.	484,038
18,824	Equity One, Inc. REIT	437,093
2,932	Everest Re Group Ltd.	457,128
3,786	Federal Realty Investment Trust REIT	462,271
12,752	Hancock Holding Co.	413,675
7,043	Hanover Insurance Group, Inc. (The)	407,156
13,135	HCC Insurance Holdings, Inc.	613,142
10,676	Highwoods Properties, Inc. REIT	449,139
6,850	Home Properties, Inc. REIT	450,662
12,196	Kemper Corp.	422,104
7,240	Kilroy Realty Corp. REIT	447,722
9,506	Mercury General Corp.	467,885
6,198	Mid-America Apartment Communities, Inc. REIT	433,364
32,530	New York Community Bancorp, Inc.	516,576
7,301	Prosperity Bancshares, Inc.	424,407
6,091	Reinsurance Group of America, Inc.	488,864
5,340	RenaissanceRe Holdings Ltd.	522,305
4,044	SL Green Realty Corp. REIT	435,943
15,626	UDR, Inc. REIT	454,404
12,977	W.R. Berkley Corp.	578,904
8,593	Westamerica Bancorporation	410,917

		14,045,231

	Health Care - 9.0%
3,649	Bio-Rad Laboratories, Inc., Class A(b)	419,599
4,743	Henry Schein, Inc.(b)	551,374
3,367	IDEXX Laboratories, Inc.(b)	419,124
8,661	MEDNAX, Inc.(b)	512,558
7,351	Omnicare, Inc.	459,437
13,566	Owens & Minor, Inc.	448,899
5,210	Teleflex, Inc.	561,325

		3,372,316

	Industrials - 10.9%
5,320	Carlisle Cos., Inc.	425,706

10,672	Donaldson Co., Inc.	$413,967
3,726	Hubbell, Inc., Class B	435,718
5,991	IDEX Corp.	454,238
5,931	J.B. Hunt Transport Services, Inc.	458,229
7,294	Landstar System, Inc.	482,352
16,047	Rollins, Inc.	454,291
10,906	Waste Connections, Inc.	516,290
18,319	Werner Enterprises, Inc.	450,281

		4,091,072

	Information Technology - 8.0%
11,502	Broadridge Financial Solutions, Inc.	464,336
47,883	Compuware Corp.	435,735
5,002	DST Systems, Inc.	450,530
8,846	Jack Henry & Associates, Inc.	516,164
9,345	MICROS Systems, Inc.(b)	632,002
12,645	Synopsys, Inc.(b)	477,602

		2,976,369

	Materials - 9.7%
6,517	Albemarle Corp.	399,753
8,325	AptarGroup, Inc.	508,657
4,148	Ashland, Inc.	434,088
4,334	Cytec Industries, Inc.	437,084
10,259	RPM International, Inc.	453,243
7,569	Scotts Miracle-Gro Co. (The), Class A	402,671
10,430	Silgan Holdings, Inc.	513,365
12,160	Sonoco Products Co.	475,942

		3,624,803

	Utilities - 17.7%
9,327	Alliant Energy Corp.	526,976
17,616	Aqua America, Inc.	418,909
9,517	Atmos Energy Corp.	459,861
10,021	Cleco Corp.	558,571
19,275	Great Plains Energy, Inc.	477,827
19,703	Hawaiian Electric Industries, Inc.	465,385
8,667	IDACORP, Inc.	464,118
5,901	National Fuel Gas Co.	406,638
12,771	OGE Energy Corp.	459,118
15,777	PNM Resources, Inc.	404,680
21,181	Questar Corp.	471,065
10,347	UGI Corp.	502,243
12,391	Vectren Corp.	471,973
14,835	Westar Energy, Inc.	534,653

		6,622,017

	Total Common Stocks and Other Equity Interests (Cost $36,296,718)	37,389,372

	Money Market Fund - 0.1%
35,060	Invesco Premier Portfolio – Institutional Class(c) (Cost $35,060)	35,060

	Total Investments (Cost $36,331,778)(d)-100.1%	37,424,432
	Other assets less liabilities-(0.1%)	(32,094)

	Net Assets-100.0%	$37,392,338

Investment Abbreviations:

REIT - Real Estate Investment Trust

Schedule of Investments(a)

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $36,434,774. The net unrealized appreciation was $989,658, which consisted of aggregate gross unrealized appreciation of $1,572,395 and aggregate gross unrealized depreciation of $582,737.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Low Volatility Portfolio (XSLV)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Consumer Discretionary - 7.7%
1,204	Biglari Holdings, Inc.(b)	$511,712
4,615	Cracker Barrel Old Country Store, Inc.	447,470
10,252	Iconix Brand Group, Inc.(b)	432,942
20,173	Interval Leisure Group, Inc.	427,264
10,465	Papa John’s International, Inc.	436,286
7,587	Pool Corp.	415,464
30,048	Regis Corp.	418,569
12,808	Steven Madden Ltd.(b)	407,935
21,837	Superior Industries International, Inc.	408,570
18,861	Texas Roadhouse, Inc.	469,262

		4,375,474

	Consumer Staples - 3.0%
6,079	Casey’s General Stores, Inc.	402,247
4,992	J & J Snack Foods Corp.	449,729
6,131	TreeHouse Foods, Inc.(b)	450,629
5,702	WD-40 Co.	380,666

		1,683,271

	Energy - 1.6%
9,811	Exterran Holdings, Inc.	414,515
6,216	SEACOR Holdings, Inc.(b)	472,167

		886,682

	Financials - 46.7%
19,598	Acadia Realty Trust REIT	553,252
15,125	Agree Realty Corp. REIT	442,860
12,944	American Assets Trust, Inc. REIT	443,850
10,571	Banner Corp.	425,377
60,018	Brookline Bancorp, Inc.	541,963
39,157	Capstead Mortgage Corp. REIT	502,776
10,496	City Holding Co.	437,158
18,142	Columbia Banking System, Inc.	462,440
13,285	Community Bank System, Inc.	468,031
38,439	Cousins Properties, Inc. REIT	475,875
28,925	CVB Financial Corp.	442,263
33,333	DiamondRock Hospitality Co. REIT	408,663
32,442	Dime Community Bancshares, Inc.	490,523
7,914	EastGroup Properties, Inc. REIT	493,517
9,088	EPR Properties REIT	489,843
30,894	First Financial Bancorp	504,808
38,100	FNB Corp.	468,630
36,744	Franklin Street Properties Corp. REIT	446,072
13,322	Geo Group, Inc. (The) REIT	458,410
22,560	Getty Realty Corp. REIT	414,427
16,238	Glacier Bancorp, Inc.	429,982
20,025	Government Properties Income Trust REIT	467,584
18,242	Healthcare Realty Trust, Inc. REIT	450,577
15,346	Horace Mann Educators Corp.	439,663
13,281	Independent Bank Corp.	484,889
6,528	Infinity Property & Casualty Corp.	422,753
43,254	Inland Real Estate Corp. REIT	447,246
42,742	Lexington Realty Trust REIT	467,597
15,806	MB Financial, Inc.	425,814
45,596	National Penn Bancshares, Inc.	469,639
8,249	Navigators Group, Inc. (The)(b)	501,539

20,784	NBT Bancorp, Inc.	$485,722
39,151	Northwest Bancshares, Inc.	485,472
31,735	Old National Bancorp	424,614
39,836	Oritani Financial Corp.	589,573
22,691	Parkway Properties, Inc. REIT	470,384
12,147	Pinnacle Financial Partners, Inc.	449,439
9,964	Post Properties, Inc. REIT	540,049
13,345	ProAssurance Corp.	582,242
25,303	Provident Financial Services, Inc.	422,813
5,998	PS Business Parks, Inc. REIT	494,835
11,540	RLI Corp.	493,220
9,469	Safety Insurance Group, Inc.	473,545
10,148	Saul Centers, Inc. REIT	483,755
20,387	Selective Insurance Group, Inc.	454,426
10,794	Simmons First National Corp., Class A	427,766
5,782	Sovran Self Storage, Inc. REIT	443,595
42,915	Sterling Bancorp	510,689
14,656	Tanger Factory Outlet Centers, Inc. REIT	507,830
8,916	Tompkins Financial Corp.	396,584
67,935	TrustCo Bank Corp. NY	447,692
7,322	UMB Financial Corp.	414,645
16,351	United Bankshares, Inc.	524,540
24,894	Urstadt Biddle Properties, Inc., Class A REIT	510,078
18,490	ViewPoint Financial Group, Inc.	464,839
11,855	Wintrust Financial Corp.	549,242

		26,425,610

	Health Care - 7.4%
10,022	Amsurg Corp.(b)	478,651
8,979	CONMED Corp.	350,181
19,749	Ensign Group, Inc. (The)	650,334
8,957	Greatbatch, Inc.(b)	443,461
12,794	Haemonetics Corp.(b)	455,083
9,203	Integra LifeSciences Holdings Corp.(b)	436,406
10,135	Landauer, Inc.	437,325
8,755	Magellan Health, Inc.(b)	504,288
10,137	West Pharmaceutical Services, Inc.	413,083

		4,168,812

	Industrials - 11.7%
18,206	ABM Industries, Inc.	448,050
13,681	Actuant Corp., Class A	441,623
11,995	Barnes Group, Inc.	410,829
9,356	Cubic Corp.	410,354
9,098	EMCOR Group, Inc.	372,381
10,565	Forward Air Corp.	472,995
15,381	Healthcare Services Group, Inc.	402,059
15,072	Hillenbrand, Inc.	452,914
11,595	Kaman Corp.	463,916
19,613	Knight Transportation, Inc.	469,927
15,607	Mueller Industries, Inc.	434,343
6,837	National Presto Industries, Inc.	438,252
5,544	Teledyne Technologies, Inc.(b)	505,613
7,506	Toro Co. (The)	445,331
11,216	United Stationers, Inc.	432,713

		6,601,300

	Information Technology - 5.8%
4,320	Anixter International, Inc.	371,390
19,459	Benchmark Electronics, Inc.(b)	469,935
7,386	CACI International, Inc., Class A(b)	509,560
15,675	Comtech Telecommunications Corp.	529,815
42,152	Micrel, Inc.	440,910
15,474	MKS Instruments, Inc.	491,764
17,364	TeleTech Holdings, Inc.(b)	478,031

		3,291,405

	Materials - 5.0%
22,341	Calgon Carbon Corp.(b)	473,629
8,183	Haynes International, Inc.	407,514

Schedule of Investments(a)

7,770	Innophos Holdings, Inc.	$469,541
8,104	Kaiser Aluminum Corp.	625,791
17,119	RTI International Metals, Inc.(b)	425,578
9,551	Stepan Co.	459,594

		2,861,647

	Utilities - 11.0%
12,417	ALLETE, Inc.	582,605
18,156	Avista Corp.	563,381
13,618	El Paso Electric Co.	501,823
13,352	Laclede Group, Inc. (The)	627,277
9,537	New Jersey Resources Corp.	487,150
15,553	Northwest Natural Gas Co.	672,201
13,233	NorthWestern Corp.	611,629
18,121	Piedmont Natural Gas Co., Inc.	628,617
10,052	South Jersey Industries, Inc.	538,486
10,966	Southwest Gas Corp.	543,146
14,324	UIL Holdings Corp.	502,916

		6,259,231

	Total Investments (Cost $56,360,960)(c)-99.9%	56,553,432
	Other assets less liabilities-0.1%	31,726

	Net Assets-100.0%	$56,585,158

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $56,514,586. The net unrealized appreciation was $38,846, which consisted of aggregate gross unrealized appreciation of $1,488,655 and aggregate gross unrealized depreciation of $1,449,809.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unrealiable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the funds listed below, as of July 31, 2014, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The securities in each of the following funds were valued based on Level 2 inputs (see the Schedule of Investments for security categories):

PowerShares California AMT-Free Municipal Bond Portfolio

PowerShares Fundamental Emerging Markets Local Debt Portfolio

PowerShares Global Short Term High Yield Bond Portfolio

PowerShares International Corporate Bond Portfolio

PowerShares National AMT-Free Municipal Bond Portfolio

PowerShares New York AMT-Free Municipal Bond Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

During the nine months ended July 31, 2014, the following funds had certain securities transferred from Level 1 to Level 2 due to foreign fair value adjustments. The following amounts, based on end of period market values as of July 31, 2014, were transferred from Level 1 to Level 2:

PowerShares DWA Emerging Markets Momentum Portfolio	$98,794,025
PowerShares Emerging Markets Infrastructure Portfolio	24,663,524
PowerShares FTSE RAFI Asia-Pacific ex-Japan Portfolio	45,084,680
PowerShares FTSE RAFI Emerging Markets Portfolio	197,372,335
PowerShares S&P Emerging Markets High Beta Portfolio	2,995,277
PowerShares S&P Emerging Markets Low Volatility Portfolio	111,844,799
PowerShares S&P International Developed Low Volatility Portfolio	112,174,125

	Investments in Securities
	Level 1	Level 2	Level 3	Total
PowerShares DWA Emerging Markets Momentum Portfolio
Equity Securities
Argentina	$4,807,380	$—	$—	$4,807,380
Brazil	28,845,838	—	—	28,845,838
China	5,954,065	11,514,387	—	17,468,452
India	6,669,296	—	—	6,669,296
Indonesia	9,213,826	—	—	9,213,826
Japan	1,473,767	—	—	1,473,767
Malaysia	12,732,283	5,235,709	—	17,967,992
Mexico	10,204,859	—	—	10,204,859
Panama	4,325,561	—	—	4,325,561
Philippines	—	20,469,534	—	20,469,534
South Africa	9,043,480	36,430,078	—	45,473,558
South Korea	9,208,880	60,752,994	—	69,961,874
Taiwan	4,072,310	50,484,337	—	54,556,647
Thailand	23,289,335	4,255,263	—	27,544,598
Turkey	—	8,253,610	—	8,253,610
United States	—	1,906,535	—	1,906,535

Total Investments	$129,840,880	$199,302,447	$—	$329,143,327

PowerShares Emerging Markets Infrastructure Portfolio
Equity Securities
Bahamas	$178,350	$—	$—	$178,350
Brazil	2,925,175	219,399	—	3,144,574
Chile	304,043	—	—	304,043
China	1,735,876	9,600,005	722,052	12,057,933
Cyprus	—	77,094	—	77,094
France	882,418	195,599	—	1,078,017
Germany	197,385	—	—	197,385
Hong Kong	209,028	—	—	209,028
India	—	376,910	—	376,910
Indonesia	669,236	1,333,663	—	2,002,899
Israel	302,002	—	—	302,002
Japan	—	414,152	—	414,152
Malaysia	1,897,162	622,865	—	2,520,027
Mexico	3,241,684	—	—	3,241,684
Philippines	—	369,211	—	369,211
Russia	258,838	979,177	—	1,238,015
Singapore	—	505,046	—	505,046
South Africa	1,850,721	2,149,407	—	4,000,128
Spain	—	683,416	—	683,416
Sweden	—	1,318,094	—	1,318,094
Switzerland	—	1,255,305	—	1,255,305
Taiwan	—	6,272,800	—	6,272,800
Turkey	285,880	717,561	—	1,003,441
United Kingdom	—	148,886	—	148,886
United States	2,177,186	—	—	2,177,186

Total Investments	$17,114,984	$27,238,590	$722,052	$45,075,626

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio
Equity Securities
Australia	$258,603	$22,257,263	$0	$22,515,866
China	—	303,179	—	303,179
Hong Kong	494,107	5,549,746	—	6,043,853
Indonesia	—	81,634	—	81,634
New Zealand	—	303,010	—	303,010
Singapore	85,813	3,121,824	—	3,207,637
South Korea	888,110	13,784,847	—	14,672,957
Spain	—	143,406	—	143,406
United Kingdom	—	725,437	—	725,437
United States	—	82,139	—	82,139

Total Investments	$1,726,633	$46,352,485	$0	$48,079,118

PowerShares FTSE RAFI Developed Markets ex- U.S. Portfolio
Equity Securities	$837,406,577	$—	$0	$837,406,577

PowerShares FTSE RAFI Developed Markets ex- U.S. Small-Mid Portfolio
Equity Securities	$117,148,558	$105,177	$54,304	$117,308,039

PowerShares FTSE RAFI Emerging Markets Portfolio
Equity Securities
Belgium	$1,706,123	$—	$—	$1,706,123
Brazil	77,476,709	—	—	77,476,709
British Virgin Islands	—	1,142,275	—	1,142,275
Chile	2,293,217	—	—	2,293,217
China	388,810	85,665,952	—	86,054,762
Cyprus	—	227,242	—	227,242
France	432,829	593,780	—	1,026,609
Hong Kong	340,694	1,795,633	—	2,136,327
India	13,157,998	11,468,877	—	24,626,875
Indonesia	1,751,441	3,028,949	—	4,780,390
Italy	2,293,478	555,111	—	2,848,589
Japan	—	1,130,094	—	1,130,094
Malaysia	3,357,095	6,360,517	—	9,717,612
Mexico	14,693,568	—	—	14,693,568
Poland	2,301,050	3,742,375	—	6,043,425
Portugal	388,938	—	—	388,938
Russia	31,140,046	9,124,563	—	40,264,609
Saudi Arabia	—	462,999	—	462,999
South Africa	5,957,858	22,523,675	—	28,481,533
Spain	5,129,633	—	—	5,129,633
Taiwan	—	51,346,253	—	51,346,253
Thailand	2,344,184	6,198,323	—	8,542,507
Turkey	—	9,699,254	—	9,699,254
United Kingdom	969,906	2,371,289	—	3,341,195
United States	1,054,587	282,235	—	1,336,822

Total Investments	$167,178,164	$217,719,396	$—	$384,897,560

PowerShares Global Clean Energy Portfolio
Equity Securities	$119,516,743	$—	$57,777	$119,574,520

PowerShares Global Gold and Precious Metals Portfolio
Equity Securities	$27,009,945	$—	$0	$27,009,945

PowerShares International BuyBack AchieversTM Portfolio
Equity Securities
Australia	$—	$1,394,963	$—	$1,394,963
British Virgin Islands	—	90,894	—	90,894
Canada	3,163,937	—	—	3,163,937
Denmark	51	216	—	267
France	—	793,904	—	793,904
Germany	439,134	406	—	439,540
Japan	—	5,477,872	—	5,477,872
Malaysia	288,290	—	—	288,290
Mexico	1,469,061	—	—	1,469,061
Netherlands	416,095	854,120	—	1,270,215
Poland	280,060	—	—	280,060
South Africa	369,231	—	—	369,231
Spain	—	651,793	—	651,793
Switzerland	6,840	—	—	6,840
Thailand	—	167,579	—	167,579
United Kingdom	485,441	1,368,184	—	1,853,625

Total Investments	$6,918,140	$10,799,931	$—	$17,718,071

PowerShares 1-30 Laddered Treasury Portfolio
U.S. Treasury Securities	$—	$267,614,681	$—	$267,614,681
Money Market Fund	97,740	—	—	97,740

Total Investments	$97,740	$267,614,681	$—	$267,712,421

PowerShares Build America Bond Portfolio
Municipal Obligations	$—	$644,857,033	$—	$644,857,033
Money Market Fund	18,718,722	—	—	18,718,722

Total Investments	$18,718,722	$644,857,033	$—	$663,575,755

PowerShares Chinese Yuan Dim Sum Bond Portfolio
Foreign Corporate Debt Securities	$—	$136,166,353	$—	$136,166,353
Foreign Government Debt Securities	—	32,781,003	—	32,781,003
Money Market Fund	1,094,120	—	—	1,094,120

Total Investments	$1,094,120	$168,947,356	$—	$170,041,476

PowerShares Emerging Markets Sovereign Debt Portfolio
Foreign Government Debt Securities	$—	$2,149,363,464	$—	$2,149,363,464
Money Market Fund	8,664,079	—	—	8,664,079

Total Investments	$8,664,079	$2,149,363,464	$—	$2,158,027,543

PowerShares Emerging Markets Local Debt Portfolio
Foreign Government Debt Securities	$—	$5,265,880	$—	$5,265,880
Money Market Fund	92,130	—	—	92,130

Total Investments	$92,130	$5,265,880	$—	$5,358,010

PowerShares Fundamental High Yield® Corporate Bond Portfolio
Corporate Debt Securities	$—	$622,059,515	$—	$622,059,515
Money Market Fund	1,398,155	—	—	1,398,155

Total Investments	$1,398,155	$622,059,515	$—	$623,457,670

PowerShares Fundamental Investment Grade Corporate Bond Portfolio
Corporate Debt Securities	$—	$26,281,992	$—	$26,281,992
Money Market Fund	129,500	—	—	129,500

Total Investments	$129,500	$26,281,992	$—	$26,411,492

PowerShares Global Short Term High Yield Bond Portfolio
Foreign Corporate Debt Securities	$—	$31,397,260	$—	$31,397,260
Foreign Government Debt Securities	—	5,440,067	—	5,440,067
Money Market Fund	506,812	—	—	506,812

Total Investments	$506,812	$36,837,327	$—	$37,344,139

PowerShares Variable Rate Preferred Portfolio
Corporate Debt Securities	$—	$16,982,818	$—	$16,982,818
Preferred Stocks	22,898,817	—	—	22,898,817
Money Market Fund	299,427	—	—	299,427

Total Investments	$23,198,244	$16,982,818	$—	$40,181,062

PowerShares S&P Emerging Markets High Beta Portfolio
Equity Securities
Azerbaijan	$—	$35,251	$—	$35,251
Bahamas	32,163	—	—	32,163
Brazil	583,739	36,517	—	620,256
British Virgin Islands	—	70,674	—	70,674
Chile	27,486	—	—	27,486
China	—	1,102,609	—	1,102,609
Cyprus	—	33,023	—	33,023
Germany	38,215	—	—	38,215
Hong Kong	31,596	132,461	—	164,057
India	154,262	86,188	—	240,450
Indonesia	275,068	219,202	—	494,270
Italy	—	22,755	—	22,755
Mauritius	—	36,465	—	36,465
Mexico	165,016	—	—	165,016
Netherlands	35,203	—	—	35,203
Philippines	61,497	180,371	—	241,868
Poland	34,073	24,096	—	58,169
Russia	108,918	72,952	—	181,870
Saudi Arabia	—	34,573	—	34,573
Singapore	42,850	—	—	42,850
South Africa	326,801	640,994	—	967,795
South Korea	—	378,529	—	378,529
Spain	84,862	—	—	84,862
Thailand	340,867	203,397	—	544,264
Turkey	64,547	904,288	—	968,835
United Kingdom	—	169,089	—	169,089
United States	—	85,318	—	85,318

Total Investments	$2,407,163	$4,468,752	$—	$6,875,915

PowerShares S&P Emerging Markets Low Volatility Portfolio
Equity Securities
Belgium	$1,024,850	$—	$—	$1,024,850
Brazil	15,506,281	—	—	15,506,281
Chile	4,731,391	—	—	4,731,391
China	1,016,202	12,915,039	—	13,931,241
Colombia	6,422,806	—	—	6,422,806
France	1,887,728	—	—	1,887,728
Hungary	1,657,834	—	—	1,657,834
India	938,683	—	—	938,683
Indonesia	—	—	1,281,993	1,281,993
Italy	2,214,519	—	—	2,214,519
Malaysia	19,037,832	20,840,038	—	39,877,870
Mexico	6,173,309	—	—	6,173,309
Netherlands	—	909,648	—	909,648
Philippines	—	1,186,116	—	1,186,116
Poland	—	1,713,621	—	1,713,621
Russia	—	2,783,659	—	2,783,659
South Africa	9,079,292	11,307,520	—	20,386,812
South Korea	3,237,874	35,807,127	—	39,045,001
Spain	1,926,780	—	—	1,926,780
Taiwan	1,011,281	64,093,883	—	65,105,164
Thailand	—	1,107,304	—	1,107,304
United Kingdom	1,742,221	2,058,980	—	3,801,201
United States	987,552	—	—	987,552

Total Investments	$78,596,435	$154,722,935	$1,281,993	$234,601,363

PowerShares S&P International Developed High Beta Portfolio
Equity Securities	$3,062,613	$—	$0	$3,062,613

PowerShares S&P International Developed Low Volatility Portfolio
Equity Securities
Australia	$1,540,548	$30,425,109	$—	$31,965,657
Belgium	1,584,551	2,332,944	—	3,917,495
Canada	63,003,471	—	—	63,003,471
China	—	1,238,772	—	1,238,772
Denmark	—	4,575,192	—	4,575,192
Finland	—	1,106,891	—	1,106,891
France	5,137,219	7,378,731	—	12,515,950
Germany	7,717,911	4,456,618	—	12,174,529
Hong Kong	—	7,804,004	—	7,804,004
Ireland	—	1,120,860	—	1,120,860
Israel	—	4,804,929	—	4,804,929
Italy	—	3,471,711	—	3,471,711
Japan	—	5,086,390	—	5,086,390
Malaysia	—	1,140,976	—	1,140,976
Netherlands	—	7,149,044	—	7,149,044
New Zealand	—	2,051,866	—	2,051,866
Norway	—	1,120,494	—	1,120,494
Portugal	—	2,128,983	—	2,128,983
Singapore	1,511,886	27,302,547	—	28,814,433
Spain	—	5,489,699	—	5,489,699
Sweden	2,164,604	8,740,528	—	10,905,132
Switzerland	—	11,017,729	—	11,017,729
United Kingdom	4,778,453	22,124,835	—	26,903,288
United States	9,372,802	—	—	9,372,802

Total Investments	$96,811,445	$162,068,852	$—	$258,880,297

PowerShares Senior Loan Portfolio
Senior Floating Rate Loans	$—	$6,173,314,558	$—	$6,173,314,558
Corporate Bonds	—	507,642,961	—	507,642,961
Money Market Fund	160,228,206	—	—	160,228,206

Total Investments	$160,228,206	$6,680,957,519	$—	$6,841,185,725

A reconciliation of Level 3 investments is presented when a Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for PowerShares Emerging Markets Infrastructure Portfolio during the nine months ended July 31, 2014:

	Beginning Balance, as of October 31, 2013	Purchases	Sales	Net Realized Gain	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance, as of July 31, 2014
Equity Securities	$—	$835,184	$(83,217)	$7,944	$(37,859)	$—	$—	$722,052

During the period, shares of the common stock halted trading in advance of a planned reorganization and the fair value measurement was determined using a recent transaction price and considered a Level 3 valuation. A significant change in information which affects the security’s trading activity or liquidity could result in a significant increase or decrease in fair value.

Item 2. Controls and Procedures.

(a)

The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report and have concluded that these controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             PowerShares Exchange-Traded Fund Trust II

By (Signature and Title)       /s/ Andrew Schlossberg

                                               Andrew Schlossberg

                                               President

Date    September 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)       /s/ Andrew Schlossberg

                                               Andrew Schlossberg

                                               President

Date    September 29, 2014

By (Signature and Title)        /s/ Steven Hill

                                                 Steven Hill

                                                 Treasurer

Date    September 29, 2014